Document and Entity Information	12 Months Ended
Dec. 31, 2011
Document and Entity Information:
Entity Registrant Name	Mechel OAO
Document Type	20-F
Document Period End Date	Dec 31, 2011
Amendment Flag	false
Entity Central Index Key	0001302362
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding	416,270,745
Entity Filer Category	Large Accelerated Filer
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Well-known Seasoned Issuer	Yes
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY
Formation	Mar 19, 2003
Entity Incorporation, State Country Name	Russian Federation

Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011		Dec. 31, 2010
ASSETS
Cash and cash equivalents	$ 643,379	[1]	$ 340,800	[1]
Accounts receivable,	824,560	[2],[3]	529,107	[2],[4]
Due from related parties	1,315,288	[5]	682,342	[5]
Inventories	2,599,097	[6]	1,866,626	[6]
Total deferred tax asset net of valuation allowance, current	36,056		34,480
Prepayments and other current assets	654,285	[7]	737,651	[7]
Total current assets	6,072,665		4,191,006
Long-term investments in related parties	8,150	[8]	8,764	[8]
Total other long-term investments	13,997	[8]	14,624	[8]
Property, plant and equipment	7,076,303	[9]	5,392,326	[9]
Mineral licenses, net	4,733,676	[10]	4,971,728	[10]
Other non-current assets	222,442	[11]	220,592	[11]
Deferred income taxes	27,817		9,564
Goodwill	1,151,187	[12],[13]	969,560	[12],[13]
Total assets	19,306,237		15,778,164
LIABILITIES AND EQUITY
Short-term borrowings and current portion of long-term debt	2,651,357	[14]	2,077,809	[14]
Accounts payable and accrued expenses:
Trade payable to vendors of goods and services	976,187		647,033
Advances received	206,156		243,069
Accrued expenses and other current liabilities	281,762		264,746
Taxes and social charges payable	277,284		244,782
Unrecognized Tax Benefits	2,190	[15]	4,266	[15]
Due to related parties	179,672	[5]	96,694	[5]
Asset retirement obligation, current portion	3,703	[16]	7,004	[16]
Deferred income taxes	41,822		28,276
Pension obligations, current portion	22,172	[17]	34,596	[17]
Dividends payable	4		1,639
Finance lease liabilities, current portion	96,907	[18]	49,665	[18]
Total current liabilities	4,739,216		3,699,579
Long-term debt, net of current portion	6,745,524	[14]	5,240,620	[14]
Asset retirement obligations, net of current portion	40,214	[16]	49,216	[16]
Pension obligations, net of current portion	144,182	[17]	153,472	[17]
Deferred income taxes	1,514,014		1,518,558
Finance lease liabilities, net of current portion	375,249	[18]	130,367	[18]
Commitments and contingencies		[19]		[19]
Other long-term liabilities	382,512		35,341
EQUITY
Common shares	133,507	[20]	133,507	[20]
Preferred shares	25,314	[20]	25,314	[20]
Additional paid-in capital	845,994		847,137
Total accumulated other comprehensive loss	(356,147)		(200,983)
Retained earnings	4,342,096		3,822,861
Equity attributable to shareholders of Mechel OAO	4,990,764		4,627,836
Non-controlling interests	374,562	[21]	323,175	[21]
Total equity	5,365,326		4,951,011
Total liabilities and equity	$ 19,306,237		$ 15,778,164

[1]	See Note 4
[2]	See Note 5
[3]	Net of allowance for doubtful accounts of $50,966 in 2011.
[4]	Net of allowance for doubtful accounts of $52,785 in 2010.
[5]	See Note 9
[6]	See Note 6
[7]	See Note 7
[8]	See Note 8
[9]	See Note 10
[10]	See Note 11
[11]	See Note 12
[12]	Net of effects of intersegment eliminations
[13]	See Note 3(f)
[14]	See Note 13
[15]	See Note 19
[16]	See Note 15
[17]	See Note 16
[18]	See Note 17
[19]	See Note 24
[20]	See Note 18
[21]	See Note 3(g)

Consolidated Balance Sheets - Parenthetical In Thousands, except Share data, unless otherwise specified	Dec. 31, 2011 USD ($)	Dec. 31, 2011 RUB	Dec. 31, 2010 USD ($)	Dec. 31, 2010 RUB
ASSETS
Allowance for doubtful accounts	$ 50,966		$ 52,785
EQUITY
Common Stock, Par Value, Russian Rubles		10		10
Common Stock, Shares Authorized	497,969,086	497,969,086	497,969,086	497,969,086
Common Stock, Shares Issued	416,270,745	416,270,745	416,270,745	416,270,745
Common Stock, Shares Outstanding	416,270,745	416,270,745	416,270,745	416,270,745
Preferred Stock, Par Value, Russian Rubles		10		10
Preferred Stock, Shares Authorized	138,756,915	138,756,915	138,756,915	138,756,915
Preferred Stock, Shares Issued	83,254,149	83,254,149	83,254,149	83,254,149
Preferred Stock, Shares Outstanding	83,254,149	83,254,149	83,254,149	83,254,149

Consolidated Statements of Income and Comprehensive Income (Loss) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Sales Revenue, Net	$ 12,546,285	[1],[2]	$ 9,746,036	[1],[3]	$ 5,754,146	[1],[4]
Cost of goods sold	(8,221,251)	[5]	(6,149,310)	[6]	(3,960,693)	[7]
Gross profit	4,325,034	[1]	3,596,726	[1]	1,793,453	[1]
Selling, distribution and operating expenses:
Selling and distribution expenses	(1,724,539)		(1,435,283)		(1,062,810)
Taxes other than income tax	(102,899)	[8]	(110,759)	[8]	(105,203)	[8]
Accretion expense	(6,822)	[9]	(6,545)	[9]	(7,398)	[9]
Loss on write-off of property, plant and equipment	(11,006)	[10]	(10,776)	[10]	(20,940)	[10]
Recovery of allowance for doubtful accounts	337		11,933		38,019
General, administrative and other operating expenses, net	(648,442)	[11]	(513,089)	[11]	(389,477)	[11]
Total selling, distribution and operating expenses, net	(2,493,371)		(2,064,519)		(1,547,809)
Operating income	1,831,663		1,532,207		245,644
Other income and (expense):
Income from equity investments	304	[12]	1,184	[12]	1,200	[12]
Interest income	16,786		17,167		21,445
Interest Expense	(561,490)	[13]	(558,397)	[13]	(498,986)	[13]
Foreign exchange loss	(117,076)		(14,544)		(174,336)
Other (expenses) income, net	(6,860)	[14]	(8,987)	[14]	500,257	[14]
Total other income and (expense), net	(668,336)		(563,577)		(150,420)
Income from continuing operations, before income tax	1,163,327		968,630		95,224
Income tax (expense)/ benefit	(359,880)	[15]	(276,656)	[15]	(18,893)	[15]
Net income	803,447		691,974		76,331
Net income attributable to non-controlling interests	(75,562)	[16]	(34,761)	[16]	(2,590)	[16]
Net income attributable to shareholders of Mechel OAO	727,885		657,213		73,741
Less: Dividends on preferred shares	(78,281)	[17]	(8,780)	[17]	(134,498)	[17]
Net income (loss) available to common shareholders	649,604		648,433		(60,757)
Net income	803,447		691,974		76,331
Currency translation adjustment	(170,794)		(26,218)		(325,353)
Change in pension benefit obligation	(7,160)		(9,466)		(10,155)
Adjustment of available-for-sale securities	(2,245)		4,838		(5,178)
Comprehensive income (loss)	623,248		661,128		(264,355)
Comprehensive (income) loss attributable to non-controlling interests	(50,527)		(32,498)		6,759
Comprehensive income (loss) attributable to shareholders of Mechel OAO	$ 572,721		$ 628,630		$ (257,596)
Basic and diluted earnings (loss) per share:
Earnings (loss) per share from continuing operations	$ 1.56	[17]	$ 1.56	[17]	$ (0.15)	[17]
Net income (loss) per share	$ 1.56	[17]	$ 1.56	[17]	$ (0.15)	[17]
Weighted average number of shares outstanding	416,270,745	[17]	416,270,745	[17]	416,270,745	[17]

[1]	See Note 23
[2]	Including related party amount of 904,876
[3]	Including related party amount of 686,172
[4]	Including related party amount of 107,104
[5]	Including related party amount of 1,612,001
[6]	Including related party amount of 1,225,802
[7]	Including related party amount of 123,443
[8]	See Note 20
[9]	See Note 15
[10]	See Note 10
[11]	See Note 21
[12]	See Note 8
[13]	Interest expense incurred by the production subsidiaries is included in the corresponding segment. Directly attributed interest expense incurred by the servicing subsidiaries (trading houses and corporate) is included in the appropriate segment based on the nature and purpose of the debt, while the interest expense related to general financing of the Group is allocated to segments proportionate to respective segment revenues.
[14]	See Note 22
[15]	See Note 19
[16]	See Note 3(g)
[17]	See Note 18

Consolidated Statements of Income and Comprehensive Income (Loss) (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Related party amount, revenue	$ 904,876	[1]	$ 686,172	[1]	$ 107,104	[1]
Related party amount, cost of goods sold	$ 1,612,001		$ 1,225,802		$ 123,443

[1]	See Note 23

Consolidated Statement of Changes in Shareholders' Equity (USD $) In Thousands		Common shares	Preferred shares	Additional paid-in capital	Accumulated other comprehensive (loss) income	Retained earnings	Equity attributable to share-holders of Mechel OAO	Non-control-ling interests	Total equity
Balance, Value at Dec. 31, 2008		$ 133,507		$ 400,081	$ 158,937	$ 3,323,298	$ 4,015,823	$ 305,838	$ 4,321,661
Balance, Shares at Dec. 31, 2008		416,270,745
Net income						73,741	73,741	2,590	76,331
Dividends	[1]					(208,066)	(208,066)		(208,066)
Cumulative Translation Adjustment					(316,004)		(316,004)	(9,349)	(325,353)
Adjustment of available-for-sale securities					(5,178)		(5,178)		(5,178)
Change in pension benefit obligation					(10,155)		(10,155)		(10,155)
Acquisitions of non-controlling interests and effect of changes in ownership of subsidiaries within the Group	[2]			(11,588)			(11,588)	(3,122)	(14,710)
Issuance of preferred shares, Value	[1]		25,314	470,845			496,159		496,159
Issuance of preferred shares, Shares	[1]		83,254,149
Balance, Value at Dec. 31, 2009		133,507	25,314	859,338	(172,400)	3,188,973	4,034,732	295,957	4,330,689
Balance, Shares at Dec. 31, 2009		416,270,745	83,254,149
Net income						657,213	657,213	34,761	691,974
Dividends	[1]					(23,325)	(23,325)		(23,325)
Cumulative Translation Adjustment					(23,955)		(23,955)	(2,263)	(26,218)
Adjustment of available-for-sale securities					4,838		4,838		4,838
Change in pension benefit obligation					(9,466)		(9,466)		(9,466)
Acquisitions of non-controlling interests and effect of changes in ownership of subsidiaries within the Group	[2]			(12,201)			(12,201)	(5,280)	(17,481)
Balance, Value at Dec. 31, 2010		133,507	25,314	847,137	(200,983)	3,822,861	4,627,836	323,175	4,951,011
Balance, Shares at Dec. 31, 2010		416,270,745	83,254,149
Net income						727,885	727,885	75,562	803,447
Dividends	[1]					(208,650)	(208,650)		(208,650)
Cumulative Translation Adjustment					(145,759)		(145,759)	(25,035)	(170,794)
Adjustment of available-for-sale securities					(2,245)		(2,245)		(2,245)
Change in pension benefit obligation					(7,160)		(7,160)		(7,160)
Acquisitions of non-controlling interests and effect of changes in ownership of subsidiaries within the Group	[2]			(1,143)			(1,143)	860	(283)
Balance, Value at Dec. 31, 2011		$ 133,507	$ 25,314	$ 845,994	$ (356,147)	$ 4,342,096	$ 4,990,764	$ 374,562	$ 5,365,326
Balance, Shares at Dec. 31, 2011		416,270,745	83,254,149

[1]	See Note 18
[2]	See Note 3(g)

Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Cash Flows from Operating Activities
Net income attributable to shareholders of Mechel OAO	$ 727,885		$ 657,213		$ 73,741
Net income attributable to non-controlling interests	75,562	[1]	34,761	[1]	2,590	[1]
Net income	803,447		691,974		76,331
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation	377,312	[2]	329,959	[2]	321,117	[2]
Depletion and amortization	183,799		144,621		85,558
Foreign exchange loss	117,076		14,544		174,336
Deferred income taxes	6,676	[3]	75,395	[3]	(31,665)	[3]
Recovery of allowance for doubtful accounts	(337)		(10,567)		(38,019)
Change in inventory reserves	18,276	[4]	(20,225)	[4]	(186,263)	[4]
Accretion expense	6,822	[5]	6,545	[5]	7,398	[5]
Loss on write-off of property, plant and equipment	11,006	[2]	10,776	[2]	20,940	[2]
Income from equity investments	(304)	[6]	(1,184)	[6]	(1,200)	[6]
Non-cash interest on pension liabilities	13,625	[7]	14,409	[7]	15,954	[7]
(Gain) loss on sale of property, plant and equipment	(5,350)		1,016		2,789
Loss (gain) on sale of investments	6	[8]	2,589	[8]	(155)	[8]
Change in asset retirement obligations	(6,809)		(10,967)		(9,595)
Gain on accounts payable with expired legal term	(5,390)	[8]	(5,523)	[8]	(2,571)	[8]
Gain on forgiveness of fines and penalties	(47)	[8]		[8]	(1,241)	[8]
Amortization of loan origination fee	54,458		41,970		42,561
Loss (gain) resulting from accretion and remeasurement of contingent obligation	1,760	[9]	1,630	[9]	(494,238)	[9]
Pension benefit plan curtailment gain	(38,711)	[7]	(13,910)	[7]	(37,717)	[7]
Gain from bargain purchase			(7,515)
Remeasurement of equity interest			2,044
Pension service cost, amortization of prior service cost and actuarial (gain) loss, other expenses	5,226	[7]	6,946	[7]	7,032	[7]
Changes in working capital items, net of effects from acquisition of new subsidiaries:
Accounts receivable	(319,987)		(148,199)		97,272
Inventories	(765,456)		(761,717)		481,307
Trade payable to vendors of goods and services	254,395		43,869		(100,069)
Advances received	(145,554)		86,047		30,516
Accrued taxes and other liabilities	13,215		143,194		48,998
Settlements with related parties	390,940		(506,676)		(77,380)
Other current assets	(79,607)		(260,529)		131,273
Advanced payments to non-state pension funds			(4,922)		7,545
Unrecognized income tax benefits	(2,285)		(12,965)		(9,145)
Net cash (used in) provided by operating activities	888,202		(147,371)		561,669
Cash Flows from Investing Activities
Acquisition of DEMP, less cash acquired	(70,044)	[10]		[10]		[10]
Acquisition of HBL, less cash acquired					(8,387)
Acquisition of the BCG Companies, less cash acquired		[11]		[11]	4,908	[11]
Acquisition of TPP Rousse, less cash acquired		[12]	(70,197)	[12]		[12]
Acquisition of SC Donau Commodities SRL, less cash acquired		[13]	(11,040)	[13]		[13]
Acquisition of Ramateks, less cash acquired		[14]	(2,640)	[14]		[14]
Acquisition of other subsidiaries, less cash acquired	(5,643)		(5,621)		(8,022)
Capital contribution in affiliates	(571)
Investments in asset trust management					(45,592)
Proceeds from asset trust management			7,126		38,720
Proceeds from disposal of investments in affiliates	6		2,834		2,343
Proceeds from disposal of securities			9,346		6,913
Short-term loans issued and other investments	(1,089,850)	[10]	(275,811)		(137,276)
Proceeds from short-term loans issued	353,624		207,132		46,803
Proceeds from disposals of property, plant and equipment	29,111		9,768		2,403
Prepayment for the participation in auction	(7,869)
Purchases of mineral licenses	(23,088)				(2,299)
Purchases of property, plant and equipment	(1,806,457)		(990,100)		(610,445)
Net cash used in investing activities	(2,620,781)		(1,119,203)		(709,931)
Cash Flows from Financing Activities
Proceeds from borrowings	5,957,260		8,181,372		4,434,998
Repayment of borrowings	(3,603,366)		(6,874,723)		(3,803,353)
Dividends paid	(210,233)	[15]	(23,325)	[15]	(208,066)	[15]
Acquisition of non-controlling interest in subsidiaries	(283)	[1]	(17,481)	[1]	(14,631)	[1]
Repayment of obligations under finance lease	(99,372)		(55,718)		(33,514)
Sale leaseback proceeds	35,049
Net cash provided by financing activities	2,079,055		1,210,125		375,434
Effect of exchange rate changes on cash and cash equivalents	(43,897)		(17,447)		(67,315)
Net increase (decrease) in cash and cash equivalents	302,579		(73,896)		159,857
Cash and cash equivalents at beginning of period	340,800	[16]	414,696	[16]	254,839	[16]
Cash and cash equivalents at end of period	643,379	[16]	340,800	[16]	414,696	[16]
Supplementary Cash Flow Information
Interest paid, net of amount capitalized	478,158		565,235		383,385
Income taxes paid (received), net	529,844		209,991		(27,233)
Non-cash Activities
Acquisition of equipment under finance lease	427,000	[17]	141,541	[17]	19,741	[17]
Issuance of preferred shares for the acquisition of the BCG Companies		[11]		[11]	496,159	[11]
Contingent consideration recognized upon the acquisition of the BCG Companies		[11]		[11]	$ 514,607	[11]

[1]	See Note 3(g)
[2]	See Note 10
[3]	See Note 19
[4]	See Note 6
[5]	See Note 15
[6]	See Note 8
[7]	See Note 16
[8]	See Note 22
[9]	See Note 14
[10]	Including related party amounts of $944,530.
[11]	See Note 3(e)
[12]	See Note 3(b)
[13]	See Note 3(d)
[14]	See Note 3(c)
[15]	See Note 18
[16]	See Note 4
[17]	See Note 17

Consolidated Statements of Cash Flows (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Related party amount included in short-term loans issued and other investments	$ 944,530

General	12 Months Ended
Dec. 31, 2011
Basis of Accounting:
General

1.               GENERAL

(a)         Formation

Mechel OAO (“Mechel”, formerly – Mechel Steel Group OAO) was incorporated on March 19, 2003, under the laws of the Russian Federation in connection with a reorganization to serve as a holding company for various steel and mining companies owned by two individual shareholders (the “Controlling Shareholders”). The Controlling Shareholders, directly or through their affiliates, either acquired existing companies or established new companies, at varying dates from 1995 through March 19, 2003, which were contributed to Mechel after its formation. Mechel and its subsidiaries are collectively referred to herein as the “Group”. Set forth below is a summary of the Group’s primary subsidiaries:

Name of subsidiary	Registered in	Core business	Date control acquired/ date of incorporation (*)	Interest in voting stock held by the Group at December 31,
				2011	2010	2009
Mechel International Holdings GmBH (MIH)	Switzerland	Holding and trading	July 1, 1995	100.0%	100.0%	100.0%
Mechel Metal Supply AG (MMS)	Liechtenstein	Trading	Oct 30, 2000	100.0%	100.0%	100.0%
Mechel Trading House (MTH)	Russia	Trading	June 23, 1997	100.0%	100.0%	100.0%
Southern Kuzbass Coal Company (SKCC)	Russia	Coal mining	Jan 21, 1999	96.6%	96.6%	95.9%
Tomusinsk Open Pit Mine (TOPM)	Russia	Coal mining	Jan 21, 1999	74.5%	74.5%	74.5%
Chelyabinsk Metallurgical Plant (CMP)	Russia	Steel products	Dec 27, 2001	94.2%	94.2%	94.2%
Southern Urals Nickel Plant (SUNP)	Russia	Nickel	Dec 27, 2001	84.1%	84.1%	84.1%
Vyartsilya Metal Products Plant (VMPP)	Russia	Steel products	May 24, 2002	93.3%	93.3%	93.3%
Beloretsk Metallurgical Plant (BMP)	Russia	Steel products	June 14, 2002	91.4%	91.4%	91.4%
Mechel Targoviste S.A.	Romania	Steel products	Aug 28, 2002	86.6%	86.6%	86.6%
Ural Stampings Plant (USP)	Russia	Steel products	April 24, 2003	93.8%	93.8%	93.8%
Korshunov Mining Plant (KMP)	Russia	Iron ore mining	Oct 16, 2003	85.6%	85.6%	85.6%
Mechel Campia Turzii S.A.	Romania	Steel products	June 20, 2003	86.6%	86.6%	86.6%
Mechel Nemunas (MN)	Lithuania	Steel products	Oct 15, 2003	100.0%	100.0%	100.0%
Mechel Energo	Russia	Power trading	Feb 3, 2004	100.0%	100.0%	100.0%
Port Posiet	Russia	Transportation	Feb 11, 2004	97.1%	97.1%	97.1%
Kaslinsky Architectural Art Casting Plant	Russia	Steel products	April 14, 2004	100.0%	100.0%	100.0%
Izhstal	Russia	Steel products	May 14, 2004	88.4%	88.4%	88.4%
Port Kambarka	Russia	Transportation	April 27, 2005	90.4%	90.4%	90.4%
Mechel Service	Russia	Trading	May 5, 2005	100.0%	100.0%	100.0%
Mechel Trading Ltd.	Switzerland	Trading	Dec 20, 2005	100.0%	100.0%	100.0%
Metals Recycling	Russia	Scrap collecting	March 14, 2006	100.0%	100.0%	100.0%
Moscow Coke and Gas Plant (Moskoks)	Russia	Coke production	Oct 4, 2006	99.5%	99.5%	99.5%
Southern Kuzbass Power Plant (SKPP)	Russia	Power generation	April 19, 2007	98.3%	98.3%	98.3%
Mechel Finance**	Russia	Corporate finance	June 6, 2007	–	100.0%	100.0%
Kuzbass Power Sales Company (KPSC)	Russia	Power sales	June 30, 2007	72.1%	72.1%	72.1%
Bratsk Ferroalloy Plant (BFP)	Russia	Ferroalloy production	Aug 6, 2007	100.0%	100.0%	100.0%
Yakutugol	Russia	Coal mining	Oct 19, 2007	100.0%	100.0%	100.0%
Mechel-Carbon	Switzerland	Trading	April 2, 2008	100.0%	100.0%	99.2%
Ductil Steel S.A. (Ductil Steel)	Romania	Steel products	April 8, 2008	100.0%	100.0%	100.0%
Oriel Resources Plc. (Oriel)	Great Britain	Chrome and nickel	Apr 17, 2008	100.0%	100.0%	100.0%
Mechel-Mining OAO	Russia	Holding	April 18, 2008	98.69%	98.69%	98.44%
HBL Holding GmbH (HBL)	Germany	Trading	Sept 26, 2008	100.0%	100.0%	100.0%
Mechel Remservice	Russia	Repairs	Feb 9, 2009	100.0%	100.0%	100.0%
The BCG Companies	USA	Coal mining	May 7, 2009	100.0%	100.0%	100.0%
Laminorul S.A..	Romania	Steel products	Feb 25, 2010	90.9%	90.9%	–
Ramateks	Turkey	Trading	June 18, 2010	100.0%	100.0%	–
Toplofikatsia Rousse (TPP Rousse)	Bulgaria	Power generation	Dec 9, 2010	100.0%	100.0%	49.0%
Mechel Mining Trading House	Russia	Trading	May 19, 2011	100.0%	–	–
Invicta Merchant Bar	Great Britain	Steel products	Aug 22, 2011	100.0%	–	–
Donetsk Electrometallurgical Plant (DEMP)	Ukraine	Steel products	Dec 22, 2011	100.0%	–	–

*     Date, when a control interest was acquired or a new company established by either the Group or Controlling Shareholders.

**    Mechel Finance was liquidated on February 24, 2011.

(b)         Controlling Shareholders and Reorganization

From 1995 until December 2006, the Controlling Shareholders acted in concert pursuant to a written Ownership, Control and Voting Agreement, which requires them to vote all shares of Mechel’s subsidiaries owned by them in the same manner. The establishment of the Group in March 2003 involved the contribution of certain of the above subsidiaries, acquired before March 19, 2003, by the Controlling Shareholders to Mechel in exchange for all the outstanding capital stock of Mechel, forming a new holding company via an exchange of shares.

As a result of this restructuring, the Controlling Shareholders maintained their original equal ownership in the subsidiaries through Mechel and Mechel became a direct holder of the stock of the subsidiaries.

Shareholders in each of Mechel’s subsidiaries before the restructuring who were not Controlling Shareholders did not contribute any shares in these subsidiaries to Mechel in exchange for its shares and were considered as outside the control group, and these shareholders retained a non-controlling interest in the subsidiaries. Thus, to the extent non-controlling interests existed in the entities under common control prior to March 19, 2003, such non-controlling interests did not change as a result of the formation of Mechel and the reorganization of the Group.

During 2006, one of the Controlling Shareholders sold all his Mechel’s stock to the other Controlling Shareholder, and the Ownership, Control and Voting Agreement was terminated on December 21, 2006.

(c)          Basis of presentation

The formation of Mechel and contribution of the subsidiaries’ shares into Mechel’s capital represents a reorganization of entities under common control, and accordingly, has been accounted for in a manner akin to a pooling for the periods presented.

(d)         Business

The Group operates in four business segments: steel (comprising steel and steel products), mining (comprising coal, iron ore and coke), ferroalloy (comprising nickel, chrome and ferrosilicon) and power (comprising electricity and heat power), and conducts operations in Russia, Ukraine, Turkey, Kazakhstan, the USA and Europe. The Group sells its products within Russia and foreign markets. Through acquisitions, the Group has added various businesses to explore new opportunities and build an integrated steel, mining, ferroalloy and power group. The Group operates in a highly competitive and cyclical industry; any local or global downturn in the industries may have an adverse effect on the Group’s results of operations and financial condition. The Group will require a significant amount of cash to fund capital improvement programs and business acquisitions. While the Group will utilize funds from operations, it expects to continue to rely on capital markets and other financing sources for its capital needs.

Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2011
Recently Issued Accounting Pronouncements:
Summary of Significant Accounting Policies

2.               SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

(a)            Basis of accounting

Russian affiliates and subsidiaries of the Group maintain their books and records in Russian rubles and prepare accounting reports in accordance with the accounting principles and practices mandated by Russian Accounting Regulations ("RAR"). Foreign subsidiaries and affiliates maintain their books and records in different foreign functional currencies and prepare accounting reports in accordance with generally accepted accounting principles ("GAAP") in various jurisdictions. The financial statements and accounting reports for the Group and its subsidiaries and affiliates for the purposes of preparation of these consolidated financial statements in accordance with generally accepted accounting principles in the United States of America ("U.S. GAAP") have been translated and adjusted on the basis of the respective standalone Russian statutory or other GAAP financial statements.

The accompanying consolidated financial statements differ from the financial statements issued for Russian statutory and other GAAP purposes in that they reflect certain adjustments, not recorded in the statutory books, which are appropriate to present the financial position, results of operations and cash flows in accordance with U.S. GAAP. The principal adjustments relate to: (1) purchase accounting; (2) recognition of interest expense and certain operating expenses; (3) valuation and depreciation of property, plant and equipment and mineral licenses; (4) pension benefit obligations; (5) foreign currency translation; (6) deferred income taxes; (7) accounting for tax penalties; (8) revenue recognition; (9) valuation allowances for unrecoverable assets, and (10) recording investments at fair value.

In June 2009, the Financial Accounting Standards Board ("FASB") issued the Accounting Standards Update ("ASU") 2009-01 ("ASU 2009-01"). ASU 2009-01, also issued as FASB statement of Financial Accounting Standards ("SFAS") 168, "The FASB Accounting Standards Codification and the Hierarchy of Generally Accepted Accounting Principles", is effective for financial statements issued after September 15, 2009. ASU 2009-01 requires that the FASB's Accounting Standards Codification ("ASC") become the single source of authoritative U.S. GAAP principles recognized by the FASB. The Group adopted ASU 2009-01 and changed references to U.S. GAAP in its consolidated financial statements issued for the year ended December 31, 2009. The adoption of ASU 2009-01 did not have an impact on the Group's consolidated financial position or results of operations.

(b)            Basis of consolidation

The consolidated financial statements of the Group include the accounts of all majority owned subsidiaries where no non-controlling interests or group of non-controlling interests exercises substantive participating rights. Investments in companies that the Group does not control, but has the ability to exercise significant influence over their operating and financial policies, are accounted for under the equity method. Accordingly, the Group’s share of net earnings and losses from these companies is included in the consolidated income statements as income from equity investments. All other investments in equity securities are recorded at cost and adjusted for impairment, if any. Intercompany profits, transactions and balances have been eliminated in consolidation.

Effective January 1, 2010, the Group adopted required changes to consolidation guidance for variable interest entities that require an enterprise to perform an analysis to determine whether the enterprise’s variable interest or interests give it a controlling financial interest in a variable interest entity. These changes to the consolidation guidance defined the primary beneficiary of a variable interest entity as the enterprise that has (1) the power to direct the activities of a variable interest entity that most significantly impact the entity’s economic performance and (2) the obligation to absorb losses of the entity that could potentially be significant to the variable interest entity, or the right to receive benefits from the entity that could potentially be significant to the variable interest entity. In addition, the required changes provide guidance on shared power and joint venture relationships, remove the scope exemption for qualified special purpose entities, revise the definition of a variable interest entity, and require additional disclosures.

The adoption of the above mentioned changes to consolidation guidance did not have any impact on the consolidated financial statements of the Group.  The Group does not have significant consolidated variable interest entities.

(c)            Business combinations

From January 1, 2009, the Group accounts for its business acquisitions according to FASB ASC 805, “Business Combinations” (“ASC 805”), and FASB ASC 810, “Consolidation” (“ASC 810”). The Group applies the acquisition method of accounting and recognizes the assets acquired, liabilities assumed and any non-controlling interest in the acquiree at the acquisition date, based on their respective estimated fair values measured as of that date. Determining the fair value of assets acquired and liabilities assumed requires management’s judgment and often involves the use of significant estimates and assumptions, including assumptions with respect to future cash inflows and outflows, discount rates, license and other asset lives and market multiples, among other items.

(d)            Goodwill

Goodwill represents the excess of the consideration transferred plus the fair value of any non-controlling interests in the acquiree at the acquisition date over the fair values of the identifiable net assets acquired. For the acquisitions with the effective date before January 1, 2009, the excess of the fair value of net assets acquired over cost, known as negative goodwill, was allocated to the acquired non-current assets, except for the deferred taxes, if any, until they were reduced to zero. Since January 1, 2009, the excess of the fair value of net assets acquired over the fair value of the consideration transferred plus the fair value of any non-controlling interests is recognized as a gain in the consolidated statements of income and comprehensive  income (loss) on the acquisition date.

For investees accounted for under the equity method, the excess of cost to acquire a share in those companies over the Group’s share of fair value of their net assets as of the acquisition date is treated as goodwill embedded in the investment account. Goodwill arising from equity method investments is not amortized, but tested for impairment on annual basis.

(e)            Non-controlling interest

Non-controlling interests in the net assets and net results of consolidated subsidiaries are shown under the “Non-controlling interests” and “Net income attributable to non-controlling interests” lines in the accompanying consolidated balance sheets and statements of income and comprehensive income (loss), respectively. Losses attributable to the Group and the non-controlling interests in a subsidiary may exceed their interests in the subsidiary’s equity. The excess, and any further losses attributable the Group and the non-controlling interests, are to be attributed to those interests. That is, the non-controlling interests continue to be attributed to its share of losses even if that attribution results in a deficit non-controlling interest balance.

Prior to the Group’ s adoption of ASC 810 on January 1, 2009, the Group recognized 100% of losses for majority-owned subsidiaries that incur losses, after first reducing the related non-controlling interests’ balances to zero, unless minority shareholders were committed to fund the losses. When a majority-owned subsidiary becomes profitable, the Group recognizes 100% of profits until such time as the excess losses previously recorded have been recovered. Thereafter, the Group recognizes profits in accordance with the underlying ownership percentage.

(f)             Reporting and functional currencies

The Group has determined its reporting currency to be the U.S. dollar. The functional currencies for Russian, European, Romanian, Ukrainian, Kazakh, Bulgarian and Turkish subsidiaries of the Group are the Russian ruble, euro, the Romanian lei, the Ukrainian hryvnia, the Kazakh tenge, the Bulgarian lev and the Turkish lira, respectively. The U.S. dollar is the functional currency of the other international operations of the Group.

The translation adjustments resulting from the process of translating financial statements from the functional currency into the reporting currency are included in determining other comprehensive income. Mechel’s Russian, European, Romanian, Ukrainian, Kazakh, Bulgarian and Turkish subsidiaries translate local currencies into U.S. dollars using the current rate method as prescribed by FASB ASC 830, “Foreign Currency Matters” (“ASC 830”), for all periods presented.

(g)            Management estimates

The preparation of the consolidated financial statements requires management to make estimates and assumptions that affect the reported carrying amounts of assets and liabilities, and disclosure of contingent assets and liabilities as of the date of the financial statements, and the amounts of revenues and expenses recognized during the reporting period. Actual results could differ from those estimates.

(h)            Property, plant and equipment

Property, plant and equipment is recorded at cost less accumulated depletion and depreciation. Property, plant and equipment acquired in business combinations are initially recorded at their respective fair values as determined by independent appraisers in accordance with the requirements of ASC 805. In the reporting periods ending before January 1, 2009, for the purpose of determining the carrying amounts of the property, plant and equipment pertaining to interests of non-controlling shareholders in business combinations when less than a 100% interest is acquired, the Group used appraised fair values as of the acquisition dates in the absence of reliable and accurate historical cost bases for property, plant and equipment, which represented a departure from the U.S. GAAP effective before January 1, 2009. The portion of non-controlling interest not related to property, plant and equipment was determined based on the historical cost of those assets and liabilities.

(i)              Mining assets and processing plant and equipment

Mineral exploration costs incurred prior to establishing proven and probable reserves for a given property and costs of identifying and upgrading additional mineral resources to reserve status are expensed as incurred. Proven and probable reserves are established based on independent feasibility studies and appraisals performed by mining engineers. Reserves are defined as that part of a mineral deposit, which could be economically and legally extracted or produced at the time of the reserve determination. Proven reserves are defined as reserves, for which (a) quantity is computed from dimensions revealed in outcrops, trenches, workings or drill holes; grade and/or quality are computed from the results of detailed sampling and (b) the sites for inspection, sampling and measurement are spaced so closely and the geologic character is so well defined that size, shape, depth and mineral content of reserves are well-established. Probable reserves are defined as reserves, for which quantity and grade and/or quality are computed from information similar to that used for proven reserves, but the sites for inspection, sampling, and measurement are farther apart or are otherwise less adequately spaced. Accordingly, the degree of assurance, although lower than that for proven reserves, is high enough to assume continuity between points of observation.

Costs of developing new underground mines are capitalized. Underground development costs, which are costs incurred to make the mineral physically accessible, include costs to prepare property for shafts, driving main entries for ventilation, haulage, personnel, construction of airshafts, roof protection and other facilities. Additionally, interest expense allocable to the cost of developing mining properties and to constructing new facilities is capitalized until assets are ready for their intended use.

Expenditures for improvements are capitalized, while costs related to maintenance (turnarounds) are expensed as incurred. In addition, cost incurred to maintain current production capacity at a mine and exploration expenditures are charged to expenses as incurred. Stripping costs incurred during the production phase of a mine are expensed as incurred.

Mining assets and processing plant and equipment are those assets, including construction in progress, which are intended to be used only for the needs of a certain mine or field, and upon full extraction after exhausting of the reserves of such mine or the field, these assets cannot be further used for any other purpose without a capital reconstruction. When mining assets and processing plant and equipment are placed in production, the applicable capitalized costs, including mine development costs, are depleted using the unit-of-production method at the ratio of tonnes of mineral mined or processed to the estimated proven and probable mineral reserves that are expected to be mined during the license term for mining assets related to the mineral licenses acquired prior to August 22, 2004 (refer to Note 2(k)), or the estimated lives of the mines for mining assets related to the mineral licenses acquired after that date. As fully described in Note 2(k), effective January 1, 2011, the Group changed its estimate of the useful lives of the mineral licenses acquired before August 22, 2004 to be based on proven and probable reserves of the mine. The unit-of-production method is used for the underground mine development structure costs as their useful lives coincide with the estimated lives of mines, provided that all repairs and maintenance are timely carried out.

A decision to abandon, reduce or expand activity on a specific mine is based upon many factors, including general and specific assessments of mineral reserves, anticipated future mineral prices, anticipated costs of developing and operating a producing mine, the expiration date of mineral licenses, and the likelihood that the Group will continue exploration on the mine. Based on the results at the conclusion of each phase of an exploration program, properties that are not economically feasible for production are re-evaluated to determine if future exploration is warranted and that carrying values are appropriate. The ultimate recovery of these costs depends on the discovery and development of economic ore reserves or the sale of the companies owning such mineral rights.

(j)              Other property, plant and equipment

Capitalized production costs for internally developed assets include material, direct labor costs, and allocable material and manufacturing overhead costs. Manufacturing overhead costs are capitalized only if and to the extent they can be reliably measured and directly allocated to definite object of construction-in-progress. These costs include the costs of electricity used to operate the equipment, depreciation on the equipment, costs of personnel (other than direct labour) and other. When construction activities are performed over an extended period, interest costs incurred during construction are capitalized. Construction-in-progress and equipment held for installation are not depreciated until the constructed or installed asset is substantially ready for its intended use.

The costs of planned major maintenance activities are recorded as the costs are actually incurred and are not accrued in advance of the planned maintenance. Costs for activities that lead to the prolongation of useful life or to expanded future use capabilities of an asset are capitalized. Maintenance and repair costs are expensed as incurred. We expensed $111,886, $68,950 and $61,149 of repair and maintenance costs during the period ended December 31, 2011, 2010 and 2009, respectively. These amounts represent the cost of third parties repair and maintenance services. Repair and maintenance costs carried out internally are accounted for as expense according to the nature of cost elements, including cost of labour and related social taxes, spare parts, auxiliary materials, energy and other expense.

Property, plant and equipment are depreciated using the straight-line method. Upon sale or retirement, the acquisition or production cost and related accumulated depreciation are removed from the balance sheet and any gain or loss is included in the consolidated statements of income and comprehensive income (loss).

The following useful lives are used as a basis for calculating depreciation:

Category of asset	Useful economic lives estimates (minimum years)	Useful economic lives estimates (maximum years)

Buildings	20	45
Land improvements	20	50
Operating machinery and equipment, including transfer devices	7	30
Transportation equipment and vehicles	4	15
Tools, furniture, fixtures and other	4	8

(k)            Mineral licenses

The mineral licenses are recorded at their fair values at the date of acquisition, based on the appraised fair value. Fair value of the mineral licenses acquired prior to August 22, 2004 (the date of change in the Russian Subsoil Law that makes license extensions through the end of the estimated proven and probable reserve period reasonably assured), is based on independent mining engineer appraisals for proven and probable reserves during the license term. Before 2011, such mineral licenses were amortized using the units-of-production method over the shorter of the license term or the estimated proven and probable reserve depletion period. Effective January 1, 2011, the Group changed its estimate of the useful lives of the mineral licenses acquired before August 22, 2004 to be based on proven and probable reserves of the mine. The change was applied prospectively and had no significant impact on the consolidated results of the Group’s operations. The effect of this change in estimate was to reduce depletion expense for the year ended December 31, 2011 by $17,323 and increase income from continuing operations, net of taxes, by $13,858 or $0.00003 per common share.

Fair value of the mineral licenses acquired after August 22, 2004 is based on independent mining engineer appraisals of the estimated proven and probable reserve through the estimated end of the depletion period. Such mineral licenses are amortized using the units-of-production method through the end of the estimated proven and probable reserve depletion period.

In order to calculate proven and probable reserves, estimates and assumptions are used about a range of geological, technical and economic factors, including but not limited to quantities, grades, production techniques, recovery rates, production costs, transport costs, commodity demand, commodity prices and exchange rates. There are numerous uncertainties inherent in estimating proven and probable reserves, and assumptions that are valid at the time of estimation may change significantly when new information becomes available. Changes in the forecast prices of commodities, exchange rates, production costs or recovery rates may change the economic status of reserves and may, ultimately, result in the reserves being restated.

The Group established a policy, according to which the Group would engage independent mining engineers to review its proven and probable reserves every three years unless circumstances or additional factors warrant an additional analysis. This policy does not change the Group’s approach to the measurement of proven and probable reserves as of their acquisition dates as part of business combinations that continue to involve independent mining engineers. The Group’s proven and probable reserve estimates as of that date were made by internal mining engineers and the majority of the assumptions underlying these estimates had been previously reviewed and verified by independent mining engineers.

(l)              Intangible assets

Intangible assets with determinable useful lives are amortized using the straight-line method over their estimated period of benefit, ranging from two to sixteen years. Indefinite-lived intangibles are evaluated annually for impairment or when indicators exist indicating such assets may be impaired, such evaluation assumes determination of fair value of intangible assets based on a valuation model that incorporates expected future cash flows and profitability projections.

Intangible assets include quotas for CO2 emissions, initially recognized at the date of business combination at their respective fair value in accordance with the requirements of ASC 805. Net gains and losses on sale and exchange of excess emission rights, representing the difference between the sales proceeds and the cost of emission rights, are recorded in operating income (expenses). Emission rights have indefinite useful life and are subject to impairment testing.

(m)          Asset retirement obligations

The Group has numerous asset retirement obligations associated with its core business activities. The Group is required to perform these obligations under law or contract once an asset is permanently taken out of service. Most of these obligations are not expected to be paid until many years into the future and will be funded from general resources at the time of removal. The Group’s asset retirement obligations primarily relate to mining and steel production facilities with related landfills, dump areas and mines. The Group’s estimates of these obligations are based on current regulatory or license requirements, as well as forecasted dismantling and other related costs. Asset retirement obligations are calculated in accordance with the provisions of FASB ASC 410, “Asset Retirement and Environmental Obligations” (“ASC 410”).

In order to calculate the amount of asset retirement obligations, the expected cash flows are discounted using the estimate of credit-adjusted risk-free rate as required by ASC 410. The credit-adjusted risk-free rate is calculated as a weighted average of risk-free interest rates for Russian Federation bonds or the U.S. treasury bonds depending on the location of the assets with maturity dates that are similar with the expected timing of when the asset retirement activities will be performed, adjusted for the effect of the Group’s credit standing.

(n)            Long-lived assets impairment, including definite-lived intangibles and goodwill

The Group follows the requirements of FASB ASC 360, “Property, Plant and Equipment” (“ASC 360”), which addresses financial accounting and reporting for the impairment and disposal of long-lived assets, and FASB ASC 350, “Intangibles – Goodwill and Other” (“ASC 350”), with respect to impairment of goodwill and intangibles. The Group reviews the carrying value of its long-lived assets, including property, plant and equipment, investments, goodwill, licenses to use mineral reserves (inclusive of capitalized costs related to asset retirement obligations and value beyond proven and probable reserves), and intangible assets for impairment whenever events or changes in circumstances indicate that the carrying amount of such assets may not be fully recoverable as prescribed by ASC 350 and ASC 360. Recoverability of long-lived assets, excluding goodwill, is assessed by a comparison of the carrying amount of the asset (or the group of assets, including the asset in question, that represents the lowest level of separately-identifiable cash flows) to the total estimated undiscounted cash flows expected to be generated by the asset or group of assets.

In performing the impairment analysis, the Group considers whether the results and cash flows of an asset or asset group can be clearly distinguished from results and cash flows of other assets of the Group. Generally long-lived assets are grouped by reporting units with discrete financial information regularly reviewed by operating management (i.e. the lowest level of identifiable cash flows that are independent of the cash flows of other assets is at a single entity level). At SKCC, a group of assets is determined by the aggregated mines owned and operated by SKCC, because they are dependent on operations of each other and represent the single production process.

If the estimated future net undiscounted cash flows are less than the carrying amount of the asset or group of assets, the asset or group of assets is considered impaired and impairment charge is recognized equal to the amount required to reduce the carrying amount of the asset or group of assets to their fair value.

Fair value is determined by discounting the cash flows expected to be generated by the asset, when the quoted market prices are not available for the long-lived assets. For assets and groups of assets relating to and including the licenses to use mineral reserves, future cash flows include estimates of recoverable minerals that will be obtained from proven and probable reserves and estimated value beyond proven and probable mineral reserves, mineral prices (considering current and historical prices, price trends and other related factors), production levels, capital and reclamation costs, all based on the life of mine models prepared by the Group’s engineers. The Group’s reporting units with goodwill allocated for the testing purposes represent single entities with one component of business in each case. As of December 31, 2011, the Group had the following number of reporting units by segments: Steel – 9, Mining – 5, Power – 3 and Ferroalloy – 2.  Estimated future cash flows are based on the Group’s assumptions and are subject to risk and uncertainty that are considered in the discount rate applied in the goodwill impairment testing.

ASC 350 prohibits the amortization of goodwill. Instead, goodwill is tested for impairment at least annually and on an interim basis when an event occurs that could potentially lead to the impairment, i.e. significant decline in selling prices, production volumes or operating margins. Under ASC 350, goodwill is assessed for impairment by using the fair value based method. The Group determines fair value by utilizing discounted cash flows. The impairment test required by ASC 350 for goodwill includes a two-step approach. Under the first step, companies must compare the fair value of a “reporting unit” to its carrying value. A reporting unit is the level, at which goodwill impairment is measured and it is defined as an operating segment or one level below it if certain conditions are met. If the fair value of the reporting unit is less than its carrying value, goodwill is impaired.

Under step two, the amount of goodwill impairment is measured by the amount that the reporting unit’s goodwill carrying value exceeds the “implied” fair value of goodwill. The implied fair value of goodwill can only be determined by deducting the fair value of all tangible and intangible net assets (including unrecognized intangible assets) of the reporting unit from the fair value of the reporting unit (as determined in the first step). In this step, the fair value of the reporting unit is allocated to all of the reporting unit’s assets and liabilities (a hypothetical purchase price allocation).

If goodwill and another asset (or asset group) of a reporting unit are tested for impairment at the same time, the other asset (or asset group) shall be tested for impairment before goodwill. If the asset group was impaired, the impairment loss would be recognized prior to goodwill being tested for impairment.

When performing impairment tests, the Group uses assumptions that include estimates regarding the discount rates, growth rates and expected changes in selling prices, sales volumes and operating costs as well as capital expenditures and working capital requirements during the forecasted period. The Group estimates discount rates using after-tax rates that reflect current market rates for investments of similar risk. The growth rates are based on the Group’s growth forecasts, which are largely in line with industry trends. Changes in selling prices and direct costs are based on historical experience and expectations of future changes in the market. While impairment of long-lived assets does not affect reported cash flows, it does result in a non-cash charge in the consolidated statements of income and comprehensive income (loss), which could have a material adverse effect on the Group’s results of operations or financial position.

As of December 31, 2011, the Group performed an impairment analysis of goodwill at all reporting units. In addition, the Group’s long-lived assets were tested for recoverability at those reporting units, where events or changes in circumstances indicate that their carrying amounts may not be recoverable. Cash flow forecasts used in the test were based on the assumptions as of December 31, 2011.

The forecasted period for non-mining subsidiaries of the Group was assumed to be six years to reach stabilized cash flows, and the value beyond the forecasted period was based on the terminal growth rate of 2.5%. For mining subsidiaries of the Group the forecasted period was based on the remaining life of the mines. Cash flows projections were prepared using assumptions that comparable market participants would use.

Forecasted inflation rates for the period 2012-2017 that were used in cash flow projections were as follows:

Region	2012	2013	2014	2015	2016	2017

Russia	8%	7%	6%	6%	6%	6%
USA	3%	3%	2%	2%	2%	2%
Bulgaria	4%	4%	4%	4%	4%	4%
Romania	4%	4%	4%	4%	4%	4%
Other European countries	2%	2%	2%	2%	2%	2%
Kazakhstan	8%	7%	6%	6%	6%	6%
Ukraine	8%	7%	6%	6%	6%	6%

Discount rates were estimated in nominal terms on the weighted average cost of capital basis. To discount cash flows projections, the Group used similar discount rates for Russia, Eastern Europe, Kazakhstan, and the USA, assuming that this approach reflected market rates for investments of a similar risk as of December 31, 2011 in these regions. These rates, estimated for each year for the forecasted period, are as follows:

	2012	2013	2014	2015	2016	2017
Discount rate	11.12%	10.75%	10.40%	10.05%	9.70%	9.37%

Based on the results of the impairment analysis of long-lived assets, including definite-lived intangibles and goodwill performed by the Group as of December 31, 2011, no impairment loss was recognized.

According to the results of the impairment analysis of goodwill as of December 31, 2011, the following reporting units have the estimated fair values that are not substantially in excess of their carrying values and goodwill for such reporting units, if impaired, could materially impact the Group’s results:

Reporting unit	Segment	The excess of fair value over carrying value	Goodwill allocated to the reporting unit

Toplofikatsia Rousse (TPP Rousse)	Power	11%	83,513
Southern Kuzbass Power Plant (SKPP)	Power	14%	118,851

The material assumptions that drive the estimated fair values of the TPP Rousse and SKPP are similar and represented by projected electricity prices, sales volumes, steam coal prices, discount rates. Some of these assumptions materially deviate from the Group’s historical results primarily due to the market downturns and economic slowdowns in the recent years elsewhere in the world, including Bulgaria and Russia, where TPP Rousse and SKPP, respectively, are located. All these material assumptions are based on the Group’s projections and are subject to risk and uncertainty.

Based on the sensitivity analysis carried out as of December 31, 2011, the following minimum changes in key assumptions used in the goodwill impairment test would trigger the impairment of goodwill at some reporting units (the actual impairment loss that the Group would need to recognize under these hypotheses would depend on the appraisal of the fair values of the reporting unit’s assets, which has not been conducted):

·                 0.6% decrease in future planned revenues;

·                 0.7% point increase in discount rates for each year within the forecasted period;

·                 1.1% point decrease in cash flows growth rate after the forecasted period.

The Group believes that the values assigned to key assumptions and estimates represent the most realistic assessment of future trends.

(o)            Finance leases

The cost of equipment acquired under capital (finance) lease contracts is measured at the lower of its fair value or the present value of the minimum lease payments, and reflected in the balance sheet at the measured amount less accumulated depreciation. The cost of the equipment is subject to an annual impairment review as described in Note 2(n). Capital lease liabilities are divided into long-term and current portions based on the agreed payment schedule and discounted using the lessor’s implicit interest rate. Depreciation of assets acquired under the capital (finance) lease is included in the depreciation charge for the period.

(p)            Inventories

Inventories are stated at the lower of acquisition/manufacturing cost or market value. Cost is determined on a weighted average basis and includes all costs in bringing the inventory to its present location and condition. The elements of costs include direct material, labor and allocable material and manufacturing overhead.

Costs of production in process and finished goods include the purchase costs of raw materials and conversion costs such as direct labor and allocation of fixed and variable production overheads. Raw materials are valued at a purchase cost inclusive of freight and other shipping costs.

Coal, nickel and iron ore inventory costs include direct labor, supplies, depreciation of equipment, depletion of mining assets and amortization of licenses to use mineral reserves, mine operating overheads and other related costs. Operating overheads are charged to expenses in the periods when the production is temporarily paused or abnormally low.

Market value is the estimated price, at which inventories can be sold in the normal course of business after allowing for the cost of completion and sale. The Group determines market value of inventories for a group of items of inventories with similar characteristics. The term “market” means current replacement cost not to exceed net realizable value (selling price less reasonable estimable costs of completion and disposal) or be less than net realizable value adjusted for a normal profit margin. Market value for each group is compared with an acquisition/manufacturing cost, and the lower of these values is used to determining the amount of the write-down of inventories, which is recorded within the cost of sales in the consolidated statements of income and comprehensive income (loss). When inventories are written down below cost at the close of a fiscal year, such reduced amount is considered as the cost basis for subsequent accounting purposes.

(q)            Accounts receivable

Accounts receivable are stated at net realizable value. If receivables are deemed doubtful, bad debt expense and a corresponding allowance for doubtful accounts is recorded. If receivables are deemed uncollectible, the related receivable balance is charged off. Recoveries of receivables previously charged off are recorded when cash received. Receivables that do not bear interest or bear below market interest rates and have an expected term of more than one year are discounted with the discount subsequently amortized to interest income over the term of the receivable. The Group reviews the valuation of accounts receivable on a regular basis. The amount of allowance for doubtful accounts is calculated based on the ageing of balances in accordance with contract terms. In addition to the allowance for specific doubtful accounts, the Group applies specific rates to overdue balances of its subsidiaries depending on the history of cash collections and future expectations of conditions that might impact the collectibility of accounts of each individual subsidiary. Accounts receivable, which are considered non-recoverable (those aged over three years or due from bankrupt entities), are written-off against allowance or charged off to operating expenses (if no allowance was created in previous periods).

The Group’s standard credit terms vary from 30 to 60 days. The Group also extends the credit terms to its related party customers from 30 up to 180 days. The Group monitors collectibility of accounts receivable, including those from its related parties, on an ongoing basis primarily through review of the accounts receivable aging to determine whether accounts receivable are a concern.

(r)             Cash and cash equivalents

Cash and cash equivalents comprise cash on hand and in transit, checks and deposits with banks, as well as other bank deposits with an original maturity of three months or less.

(s)            Retirement benefit obligations

The Group’s Russian subsidiaries are legally obligated to make defined contributions to the Russian pension fund, managed by the Russian Federation Social Security (a defined contribution plan financed on a pay-as-you-go basis). The Group’s contributions to the Russian pension fund relating to defined contribution plans are charged to income in the year, to which they relate.

In 2009, contribution to the Russian pension fund together with other social contributions were included within a unified social tax (“UST”), which was calculated by the application of a regressive rate from 26% (applied to the part of the annual gross salary below 280 thousand Russian rubles (or approximately $9) to 104.8 thousand Russian rubles plus 2% (applied to the part of the annual gross salary above 600 thousand Russian rubles) to the annual gross remuneration of each employee. UST was allocated to three social funds (including the Russian pension fund), where the rate of contributions to the Russian pension fund varied from 14% (applied to the part of the annual gross salary below 280 thousand Russian rubles) to 56.8 thousand Russian rubles (applied to the part of the annual gross salary exceeding 600 thousand Russian rubles).

In 2010, changes were introduced to the Russian tax legislation. The UST was replaced by the direct insurance contributions to the national extra-budgetary funds. In 2010, the total rate of social contributions was 26%: contributions to the Russian pension fund in the amount of 20% of the annual gross salary of each employee, contributions to the fund of obligatory medical insurance in the amount of 3.1%, and contributions to the social insurance fund in the amount of 2.9%. These rates were applied to part of the annual gross salary below 415 thousand Russian rubles (approximately $13.6) for each employee and 0% thereafter.

In 2011, the contributions to the Russian pension fund and the fund of obligatory medical insurance were further increased to 26% and 5.1%, respectively. These rates were applied to part of annual gross salary below 463 thousand Russian rubles (approximately $15.8) for each employee and 0% thereafter. Annual gross salaries exceeding that amount were non-taxable.

Contributions to the Russian pension fund for the years ended December 31, 2011, 2010 and 2009 were $211,732, $134,579 and $75,164, respectively.

The BCG Companies contribute to multiemployer defined benefit pension plans sponsored by the United Mine Workers of America (“UMWA”) labor union. The amount of contributions to the UMWA, which is based on the number of employees, a specified rate and the total number of employee hours worked for the year ended December 31, 2011 and 2010 was $3,900 and $4,238, respectively, and for the period from the acquisition date through December 31, 2009 was approximately $2,000.

In addition, the Group has a number of defined benefit pension plans that cover the majority of production employees. Benefits under these plans are primarily based upon years of service and average earnings. The Group accounts for the cost of defined benefit plans using the projected unit credit method. Under this method, the cost of providing pensions is charged to the income statement, so as to attribute the total pension cost over the service lives of employees in accordance with the benefit formula of the plan.

The Group’s obligation in respect of defined retirement benefit plans is calculated separately for each defined benefit plan by discounting the amounts of future benefits that employees have already earned through their service in the current and prior periods. The discount rate applied represents the yield at the year end on highly rated long-term bonds.

The Group’s U.S. subsidiaries adopted FASB ASC 715, “Compensation – Retirement Benefits” (“ASC 715”), and use the Projected Unit Credit method of accounting for post-retirement health care benefits, which is intended to match revenues with expenses and attributes an equal amount of an employee’s projected benefit to each year from date of plan entry to the date that the employee is first eligible to retire with full benefits. The actuarially estimated accumulated postretirement benefit obligation (“APBO”) was recognized at the acquisition of the U.S. subsidiaries on May 7, 2009 (refer to Note 3(e)). The APBO represents the present value of the estimated future benefits payable to current retirees and a pro rata portion of estimated benefits payable to active employees upon retirement (refer to Note 16).

(t)             Revenue recognition

Revenue is recognized on an accrual basis when earned and realizable, which generally occurs when products are delivered to customers. In certain foreign jurisdictions (e.g. Switzerland), the Group generally retains title to goods sold to end-customers solely to ensure the collectibility of its accounts receivable. In such instances, all other sales recognition criteria are met, which allows the Group to recognize sales revenue in conformity with underlying sales contracts.

Revenue is recognized net of applicable provisions for discounts and allowances and associated sales taxes (VAT) and export duties.

Revenues are inflows from sales of goods that constitute ongoing major operations of the Group and are reported as such in the consolidated statement of income and comprehensive income (loss). Inflows from incidental and peripheral operations are considered gains and are included, net of related costs, in other income in the consolidated statement of income and comprehensive income (loss).

The Group is involved in re-selling goods and services produced or rendered by other entities. Revenues are reported based on the gross amount billed to the customer when the Group has earned revenue as a principal from the sale of goods or services, or the net amount retained (that is, the amount billed to the customer reduced by the amount billed by the supplier) when the Group has earned a commission or fee as an agent.  The Group evaluates the relevant facts and circumstances and takes into consideration the following factors in determining whether to recognizes revenue on a gross basis: (1) the Group is the primary obligor in the arrangement; (2) the Group has general inventory risk including customer returns; (3) the Group has latitude in establishing price; (4) the Group changes the product or performs part of the service; (5) the Group has discretion in supplier selection; (6) the Group is involved in the determination of product or service specifications; (7) the Group has physical loss inventory risk; and (8) the Group has credit risk. Otherwise, revenues are reported net when the Group performs as an agent or a broker without assuming the risks and rewards of ownership of goods. The evaluations of these factors, which at times can be contradictory, are subject to significant judgment and subjectivity.  This accounting policy of reporting revenue gross as a principal versus net as an agent has no effect on gross profit, income from continuing operations before taxes, or net income.

In the situation when the Group acts as a supplier and as a buyer with the same counterparty, the Group analyzes the respective purchase and sales agreements to identify whether these transactions were concluded in contemplation with each other and, therefore, should be combined for accounting purposes deferring the revenue recognition to the point when the earnings process has culminated.

In the Power segment (refer to Note 23), revenue is recognized based on unit of power measure (kilowatts) delivered to customers, since at that point revenue recognition criteria are met. The billings are usually done on a monthly basis, several days after each month end.

Advertising costs

Advertising costs are expensed as incurred. During the years ended December 31, 2011, 2010 and 2009, the amounts of advertising costs were insignificant.

(u)            Shipping and handling costs

The Group classifies all amounts billed to customers in a sale transaction and related to shipping and handling as part of sales revenue and all related shipping and handling costs as selling and distribution expenses. These costs totaled $1,117,065, $918,231 and $689,777 for the years ended December 31, 2011, 2010 and 2009, respectively.

(v)             Income taxes

Provision is made in the financial statements for taxation of profits in accordance with applicable legislation currently in force in individual jurisdictions. The Group accounts for income taxes under the liability method in accordance with FASB ASC 740, “Income Taxes” (“ASC 740”). Under the liability method, deferred income taxes reflect the future tax consequences of temporary differences between the tax and financial statement bases of assets and liabilities and are measured using enacted tax rates to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in the tax rates is recognized in income or expense in the period that includes the enactment date. A valuation allowance is provided when it is more likely than not that some or all of the deferred tax assets will not be realized in the future. These evaluations are based on the expectations of future taxable income and reversals of the various taxable temporary differences.

ASC 740 prescribes the minimum recognition threshold a tax position must meet before being recognized in the financial statements and provides guidance on derecognition, measurement, classification, interest and penalties, accounting in interim periods, disclosure and transition. As of December 31, 2011 and 2010, the Group included accruals for unrecognized income tax benefits totaling $2,190 and $4,266, including interest and penalties of $438 and $717, as a component of accrued liabilities, respectively. Interest and penalties recognized in accordance with ASC 740 are classified in the financial statements as income taxes.

(w)           Comprehensive income

FASB ASC 220, “Comprehensive Income” (“ASC 220”), requires the reporting of comprehensive income in addition to net income. Accumulated other comprehensive income includes foreign currency translation adjustments, unrealized holding gains and losses on available-for-sale securities and on derivative financial instruments, as well as pension liabilities not recognized as net periodic pension cost. For the years ended December 31, 2011, 2010 and 2009, in addition to net income, total comprehensive income included the effect of translation of the financial statements denominated in currencies other than the reporting currency (in accordance with ASC 830), changes in the carrying values of available-for-sale securities, and change in pension benefit obligation subsequent to the adoption of the ASC 715. In accordance with ASC 715, the Group recognizes actuarial gains and losses, prior service costs and credits and transition assets or obligations (the full surplus or deficit in their plans) in the balance sheet. As of December 31, 2011 and 2010, the amount of comprehensive income included the effect of curtailment and actuarial gains and losses.

Accumulated other comprehensive loss is comprised of the following components:

	December 31, 2011	December 31, 2010	December 31, 2009
Cumulative currency translation adjustment	(385,528)	(239,769)	(215,814)
Unrealized losses on available-for-sale securities	(3,181)	(936)	(5,774)
Pension adjustments, net of related income taxes of $7,276 in 2011, $6,782 in 2010	32,562	39,722	49,188
Total accumulated other comprehensive loss	(356,147)	(200,983)	(172,400)

(x)            Stock-based compensation

The Group applies the fair-value method of accounting for employee stock-compensation costs as outlined in FASB ASC 718, “Compensation – Stock Compensation” (“ASC 718”). During the years ended December 31, 2011, 2010 and 2009, the Group did not enter in any employee stock-compensation arrangements.

(y)             Segment reporting

According to FASB ASC 280, “Segment Reporting” (“ASC 280”), segment reporting follows the internal organizational and reporting structure of the Group. The Group’s operations are presented in four business segments as follows:

-           Steel segment, comprising production and sales of semi-finished steel products, carbon and specialty long products, carbon and stainless flat products, value-added downstream metal products, including forgings, stampings, and hardware;

-           Mining segment, comprising production and sales of coal (coking and steam) and middlings, coke and chemical products, and iron ore, which supplies raw materials to the Steel, Ferroalloy and Power segments and also sells substantial amounts of raw materials to third parties;

-           Power segment, comprising generation and sales of electricity and heat power, which supplies electricity, gas and heat power to the Steel, Ferroalloy and Mining segments;

-                 Ferroalloy segment, comprising production and sales of nickel, chrome and ferrosilicon, which supplies raw materials to the Steel segment and also sells substantial amounts of raw materials to third parties.

(z)            Financial instruments

The carrying amount of the Group’s financial instruments, which include cash equivalents, marketable securities, non-marketable debt securities, cost method investments, accounts receivable and accounts payable, and short-term borrowings approximates their fair value as of December 31, 2011 and 2010. For long-term borrowings, the difference between fair value and carrying value is shown in Note 14. The Group, using available market information and appropriate valuation methodologies, such as discounted cash flows, has determined the estimated fair values of financial instruments. Since different entities are located and operate in different regions of Russia and elsewhere with different business and financial market characteristics, there are generally very limited or no comparable market values available to assess the fair value of the Group’s debt and other financial instruments. The cost method investments are shares of Russian companies that are not publicly traded and their market value is not available. It is not practicable for the Group to estimate the fair value of these investments, for which a quoted market price is not available because it has not yet obtained or developed the valuation model necessary to make the estimate, and the cost of obtaining an independent valuation would be excessive considering the materiality of the instruments to the Group. Therefore, such investments are recorded at cost (refer to Note 8).

(aa)         Guarantees

In accordance with FASB ASC 460, “Guarantees” (“ASC 460”), the fair value of a guarantee is determined and recorded as a liability at the time when the guarantee is issued. The initial guarantee amount is subsequently remeasured to reflect the changes in the underlying liability. The expense or re-measurement adjustments are included in the related line items of the consolidated statements of income and comprehensive (loss) income, based on the nature of the guarantee. When the likelihood of performing on a guarantee becomes probable, a liability is accrued, provided it is reasonably determinable on the basis of the facts and circumstances at that time.

Accounting for contingencies

Certain conditions may exist as of the date of these consolidated financial statements, which may further result in a loss to the Group, but which will only be resolved when one or more future events occur or fail to occur. The Group’s management makes an assessment of such contingent liabilities, which is based on assumptions and is a matter of opinion. In assessing loss contingencies relating to legal or tax proceedings that involve the Group or unasserted claims that may result in such proceedings, the Group, after consultation with legal or tax advisors, evaluates the perceived merits of any legal or tax proceedings or unasserted claims as well as the perceived merits of the amount of relief sought or expected to be sought therein.

If the assessment of a contingency indicates that it is probable that a loss will be incurred and the amount of the liability can be estimated, then the estimated liability is accrued in the Group’s consolidated financial statements. If the assessment indicates that a potentially material loss contingency is not probable, but is reasonably possible, or is probable but cannot be estimated, then the nature of the contingent liability, together with an estimate of the range of possible loss if determinable and material, would be disclosed.

Loss contingencies considered remote are generally not disclosed unless they involve guarantees, in which case the nature of the guarantee would be disclosed. However, in some instances in which disclosure is not otherwise required, the Group may disclose contingent liabilities or other uncertainties of an unusual nature which, in the judgment of management after consultation with its legal or tax counsel, may be of interest to shareholders or others.

(bb)        Derivative instruments and hedging activities

The Group recognizes its derivative instruments as either assets or liabilities at fair value in accordance with FASB ASC 815, “Derivatives and Hedging” (“ASC 815”). The accounting for changes in the fair value of a derivative instrument depends on whether it has been designated and qualifies as an accounting hedge and further, on the type of hedging relationship. For the years ended December 31, 2011, 2010 and 2009, the Group did not have any derivatives designated as hedging instruments. Therefore, any gain or loss on a derivative instrument held by the Group is recognized currently in income.

The cross currency swap agreement involves the exchange of two principal amounts in two different currencies at the prevailing currency rate at contract inception. During the life of the swap, the counterparties exchange fixed rate interest payments in the swapped currencies. At maturity, the principal amounts are again swapped at a pre-determined rate of exchange. For the year ended December 31, 2011, a $20,784 loss related to the change in the fair value of derivative instruments was included in the net foreign exchange gain (loss) in the accompanying consolidated statements of income and comprehensive income (loss).  There were no such gains or losses related to the change in the fair value of derivative instruments during the years ended December 31, 2010 and 2009. There were no foreign currency forward and options contracts outstanding as of December 31, 2011 and 2010.

(cc)         Investments

The Group recognizes all its debt and equity investments in accordance with FASB ASC 320, “Investments - Debt and Equity Securities” (“ASC 320”). At acquisition, the Group classifies debt and equity securities into one of three categories: held-to-maturity, available-for-sale or trading. At each reporting date the Group reassesses the appropriateness of the classification.

Held-to-maturity securities

Investments in debt securities that the Group has both the ability and the intent to hold to maturity are classified as held-to-maturity and measured at amortized cost in the consolidated financial statements.

Trading securities

Investments (debt or equity), which the Group intends to sell in the near term, and which are usually acquired as part of the Group’s established strategy to buy and sell, generating profits based on short-term price movements, are classified by the Group as trading securities. Changes in fair value of trading securities are recognized in earnings.

Available-for-sale securities

Investments (debt or equity), which are not classified as held-to-maturity or trading are classified as available-for-sale. Change in their fair value is reflected in other comprehensive income (loss).

Recoverability of equity method and other investments

Management periodically assesses the recoverability of the Group’s equity method and other investments. For investments in publicly traded entities, readily available quoted market prices are an indication of the fair value of the investments. For investments in non-publicly traded entities, if an identified event or change in circumstances requires an evaluation, management assesses their fair value based on valuation techniques including discounted cash flow estimates or sales proceeds, external appraisals and market prices of similar investments as appropriate.

Management considers the assumptions that a hypothetical market place participant would use in his analysis of discounted cash flows models and estimates of sales proceeds. If an investment is considered to be impaired and the decline in value is other than temporary, the Group records an impairment loss.

(dd)        Concentration of credit and other risks

Financial instruments, which potentially expose the Group to concentrations of credit risk, consist primarily of cash and cash equivalents, short-term and long-term investments, trade accounts receivable and other receivables. Generally, the Group does not require any collateral to be pledged in connection with its investments in the above financial instruments.

The following table presents the exchange rates for the functional and operating currencies at various subsidiaries, other than the reporting currency:

	At May 10,	Year end rates* at December 31,			Average exchange rates* for the years ended December 31,
Currency	2012	2011	2010	2009	2011	2010	2009

Russian ruble	29.81	32.20	30.48	30.24	29.39	30.37	31.72
Euro	0.76	0.77	0.76	0.70	0.72	0.75	0.72
Romanian lei	3.37	3.34	3.20	2.94	3.05	3.18	3.04
Kazakh tenge	147.94	148.40	147.40	148.36	146.62	147.34	147.51
Bulgarian lev	1.49	1.51	1.46	1.36	1.41	1.48	1.41
Turkish lira	1.78	1.91	1.54	1.49	1.67	1.51	1.56
Ukrainian hryvnia	7.99	7.99	7.96	7.99	7.97	7.94	7.79

 (*) Exchange rates shown in local currency units for one U.S. dollar

The majority of the balances and operations not already denominated in the reporting currency were denominated in the Russian ruble, euro, Romanian lei, Kazakh tenge, Bulgarian lev and Turkish lira.

The Russian ruble is not a convertible currency outside the territory of Russia. Official exchange rates are determined daily by the Central Bank of Russia (“CBR”) and are generally considered to be a reasonable approximation of market rates.

(ee)         Recently issued accounting pronouncements

Fair value measurement

In May 2011, the FASB issued Accounting Standards Update (“ASU”) 2011-04, “Fair Value Measurement” (“ASU 2011-04”). The amendments in ASU 2011-04 result in common fair value measurement and disclosure requirements in U.S. GAAP and IFRS. Consequently, the amendments change the wording used to describe many of the requirements in U.S. GAAP for measuring fair value and for disclosing information about fair value measurements. The amendments include those that clarify the FASB’s intent about the application of existing fair value measurement and disclosure requirements, and those that change a particular principle or requirement for measuring fair value or for disclosing information about fair value measurements. The Group will initially adopt ASU 2011-04 for the 2012 annual reporting and does not expect that it will have a material impact on the Group’s financial position and results of operations.

Comprehensive income

In June 2011, the FASB issued ASU 2011-05, “Comprehensive Income” (“ASU 2011-05”) that amends Topic 220, “Comprehensive Income”, of the FASB Codification. ASU 2011-05 clarifies the options of separate or combined presentation of profits and losses and other comprehensive income, describes items grouping, profit tax presentation and other matters. ASU 2011-05 is effective for the first interim or annual period beginning on or after December 15, 2011. The Group is subject to ASU 2011-05 from January 1, 2012, and as the amendments impact presentation requirements only, the adoption of ASU 2011-05 is not expected to have a material impact on the Group’s consolidated financial statements.

Intangibles – goodwill and other

In September 2011, the FASB issued ASU 2011-08, “Intangible – Goodwill and Other” (“ASU 2011-08”) that amends Topic 350, “Testing Goodwill for Impairment”, of the FASB Codification. ASU 2011-08 simplifies how entities test goodwill for impairment and permits an entity to first assess qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform the two-step goodwill impairment test. If such a decline in fair value is deemed more likely than not to have occurred, then the quantitative goodwill impairment test that exists under current GAAP must be completed; otherwise, goodwill is deemed to be not impaired and no further testing is required until the next annual test date (or sooner if conditions or events before that date raise concerns of potential impairment in the business). The more-likely-than-not threshold is defined as having a likelihood of more than 50 percent. An entity has the option to bypass the qualitative assessment for any reporting unit in any period and proceed directly to performing the first step of the two-step goodwill impairment test. An entity may resume performing the qualitative assessment in any subsequent period. ASU 2011-08 is effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011, with early adoption permitted. The Group is subject to ASU 2011-08 from January 1, 2012, and does not expect ASU 2011-08 to have a material impact on the Group’s financial position and results of operations.

Retirement benefit obligations

In September 2011, the FASB issued ASU 2011-09, “Compensation – Retirement Benefits –Multiemployer Plans” (“ASU 2011-09”) that amends subtopic 715-80, “Disclosures about an Employer’s Participation in a Multiemployer Plan”, of the FASB Codification. ASU 2011-09 requires additional disclosures about an employer’s participation in a multiemployer pension plan. ASU 2011-09 is effective for annual periods for fiscal years ending after December 15, 2011, with early adoption permitted. The Group is subject to ASU 2011-09 from January 1, 2012, and as the amendments impact presentation requirements only, the adoption of ASU 2011-09 does not expect to have a material impact on the Group’s consolidated financial statements.

Disclosures about offsetting assets and liabilities

In December 2011, the FASB issued ASU 2011-11, “Balance Sheet (topic 210), Disclosures about Offsetting Assets and Liabilities” (“ASU 2011-11”), which requires entities to disclose information about offsetting and related arrangements of financial instruments and derivative instruments and will be applied retrospectively for all comparative periods presented. ASU 2011-11 is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The Group is currently evaluating the impact that the adoption will have on the consolidated financial statements.

Other comprehensive income

In December 2011, the FASB issued ASU 2011-12, “Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update No. 2011-05” (“ASU 2011-12”). ASU 2011-12 defers the specific requirement to present items that are reclassified from accumulated other comprehensive income to net income separately with their respective components of net income and other comprehensive income. While the FASB is considering the operational concerns about the presentation requirements for reclassification adjustments and the needs of financial statement users for additional information about reclassification adjustments, entities should continue to report reclassifications out of accumulated other comprehensive income consistent with the presentation requirements in effect before ASU 2011-05. The amendments in ASU 2011-12 are effective for public entities for fiscal years, and interim periods within those years, beginning after December 15, 2011. It is not expected to have a material impact on the Group’s financial position or results of operations, or even disclosures, since it is deferring a previously required disclosure item until further deliberations are complete.

There were various other updates recently issued, most of which represented technical corrections to the accounting literature or application to specific industries and are not expected to a have a material impact on the financial position, results of operations or cash flows of the Group.

Reclassifications

Certain reclassifications have been made to the prior periods’ consolidated financial statements to conform to the current year presentation. Such reclassifications affect the presentation of certain items in the consolidated balance sheet and the consolidated statement of income and comprehensive income (loss), and have no impact on net income or equity.

Acquisitions, Investments and Disposals	12 Months Ended
Dec. 31, 2011
Schedule of Business Acquisitions by Acquisition, Equity Interest Issued or Issuable:
Acquisitions, Investments and Disposals

3.               ACQUISITIONS, INVESTMENTS AND DISPOSALS

As disclosed in the preceding note, the Group experienced significant growth through acquisitions. The following describes business combinations between January 1, 2009 and December 31, 2011.

(a)         Donetsk Electrometallurgical Plant

On December 22, 2011, the Group acquired 100% of the shares of Daveze Ltd, which held 100% of ownership interest in Donetsk Electrometallurgical Plant (“DEMP”), a steel plant located in Donetsk, Ukraine, for a consideration of $537,000 to be paid in monthly installments during the period from December 2011 until December 2018. The acquisition is consistent with the Group’s program to expand its production and sales of steel products, in particular continuously-cast billets and rolls of specialty steel that are exported to the United States and Europe. DEMP is included in the Steel segment.

This business combination was accounted for using the acquisition method of accounting. The results of operations of DEMP are included in the consolidated financial statements from the date of acquisition of control, December 22, 2011. The fair value of purchase consideration at the date of acquisition of control was determined by the Group based on the amount of discounted cash payments that should be made by the Group until December 2018. The discount rate used is 8.37% per annum. The present value of purchase consideration as of December 22, 2011 amounted to $421,929. The amount of consideration outstanding as of December 31, 2011 was $351,404, out of which $319,822 was recorded in Other long-term liabilities and $31,582 was recorded in Other current liability in accordance with the payment schedule. As of December 31, 2011, these liabilities were secured with the pledge of 100% of the shares of Daveze Ltd, 100% of the shares of DEMP and property, plant and equipment totaling $85,163.

The purchase price allocation is preliminary, pending the receipt of the final property, plant and equipment and other identifiable assets appraisal. The following table summarizes the preliminary fair values of net assets acquired at the date of acquisition of control:

December 22, 2011
Cash and cash equivalents	480
Other current assets	230,402
Property, plant and equipment	233,101
Other non-current assets	1,457
Current liabilities	(210,699)
Non-current liabilities	(24,801)
Deferred income taxes	(31,692)
Fair value of net assets acquired	198,248
Goodwill	223,681
Total investment	421,929

Goodwill of $223,681 arising from the Group’s acquisition of DEMP represents expected benefits from the synergies related to continuously-cast billets and rolls of specialty steel products trading and strengthening the position in the European and United States markets.

(b)         Toplofikatsia Rousse

On December 17, 2007, the Group acquired a 49% interest in Toplofikatsia Rousse (“TPP Rousse”), a power plant located in Rousse, Republic of Bulgaria, for $73,539 paid in cash. The purchase of 49% shares was accounted for using the equity method of accounting and was included within Long-term investments in related parties until December 9, 2010 (refer to Note 9 (g)).

On December 9, 2010, the Group acquired the remaining 51% of the common shares of TPP Rousse for $71,932 paid in cash. As a result the Group increased its share in the share capital of TPP Rousse up to 100% from the previously owned 49%.

The acquisition of the remaining stake in TPP Rousse is in line with the Group’s strategy to further develop its power segment. It provides new opportunities for distribution and sale of electric power in the European market and will strengthen Group’s position in power industry.

The business combination was accounted for using the acquisition method of accounting. The results of operations of TPP Rousse were included in the consolidated financial statements from the date of acquisition of control, December 9, 2010. The purchase price allocation was preliminary, pending the receipt of the final property, plant and equipment and other identifiable asset appraisal. During 2011, the Group completed the valuation and finalized the purchase price allocation for TPP Rousse.

The following table summarizes the provisional values and adjustments to them to arrive to the final fair values of assets acquired and liabilities assumed at the date of acquisition of control:

	Provisional basis	Adjustments	Final basis
Cash and cash equivalents	1,735	–	1,735
Other current assets	10,934	–	10,934
Property, plant and equipment	58,313	(7,822)	50,491
Intangible assets	–	28,921	28,921
Other non-current assets	154	–	154
Current liabilities	(29,414)	–	(29,414)
Non-current liabilities	(3,575)	–	(3,575)
Deferred income taxes	(1,691)	(1,745)	(3,436)
Fair value of net assets acquired	36,456	19,354	55,810
Goodwill	104,586	(19,354)	85,232
Total investment	141,042	–	141,042

As of the date of acquisition of control, the previously held equity interest was remeasured at the fair value in accordance with ASC 805. The remeasurement of equity interest resulted in a loss of $2,044, which was recognized in the consolidated statement of income and comprehensive income for the year ended December 31, 2010.

In 2011, the Group completed the valuation of net assets and finalized the purchase price allocation for TPP Rousse. Goodwill of $85,232 arising from the Group’s acquisition of TPP Rousse represents expected benefits from the synergies related to the vertical integration of the Group’s business and expansion into additional markets for steam coal, which is used to fuel power plants in the European Union. TPP Rousse is included in the Power segment.

(c)          Ramateks

On June 18, 2010, the Group acquired 100% of the shares of Ramateks group of companies (“Ramateks”) for a consideration of $3,000 paid in cash. Ramateks includes two trading entities selling primarily steel products in Turkey. The acquisition is consistent with the Group’s program to expand its sales network and enlarge its client base.

This business combination was accounted for using the acquisition method of accounting. The results of operations of Ramateks are included in the consolidated financial statements from the date of acquisition of control, June 18, 2010. The following table summarizes the fair values of net assets acquired at the date of acquisition of control:

June 18, 2010
Cash and cash equivalents	360
Other current assets	15,419
Property, plant and equipment	7,276
Deferred income taxes	740
Current liabilities	(21,025)
Non-current liabilities	(2,190)
Fair value of net assets acquired	580
Goodwill	2,420
Total investment	3,000

In 2011, the Group completed the valuation of net assets and finalized the purchase price allocation for Ramateks. Goodwill of $2,420 arising from the Group’s acquisition of Ramateks represents expected benefits from the synergies related to the expansion of the trading activities and strengthening the position in the European market. Ramateks is included in the Steel segment.

(d)         Donau Commodities SRL and Laminorul S.A.

On February 25, 2010, the Group acquired 100% of the shares of Donau Commodities SRL, which held 90.9% of ownership interest in Laminorul S.A., a steel plant located in Braila, Romania, for a consideration of 8.7 million euros paid in cash. The acquisition is consistent with the Group’s program to expand its production and sales of steel products, in particular related to construction and building industries in Romania.

This transaction was accounted for using the acquisition method of accounting. The difference between the consideration paid and the fair value of net assets acquired was recorded as a bargain purchase. The results of operations of Donau Commodities SRL and Laminorul S.A. are included in the consolidated financial statements from the date of acquisition of control, February 25, 2010. The following table summarizes the fair values of net assets acquired at the date of acquisition of control:

February 25, 2010
Cash and cash equivalents	812
Other current assets	22,108
Property, plant and equipment	36,380
Other non-current assets	365
Current liabilities	(30,332)
Deferred income taxes	(5,197)
Non-current liabilities	(4,779)
Fair value of net assets acquired	19,357
Non-controlling interest	(1,760)
Gain from bargain purchase	(5,746)
Total investment	11,851

A gain from bargain purchase of $5,746 arising from the acquisition of Donau Commodities SRL and Laminorul S.A. is a result of the decision of the former owners to sell these companies and turn their attention to other businesses due to the operational difficulties experienced by these entities and lack of sufficient working capital to finance business operations. This gain from bargain purchase was recognized in consolidated statement of income and comprehensive income as a component of other income (expense).

Donau Commodities SRL and Laminorul S.A. are included in the Steel segment.

(e)          The BCG Companies

On August 19, 2008, the Group entered into a stock purchase and sale agreement, last amended and finalized as of May 6, 2009 (“Agreement”) with the owners (“Seller”) of all the issued and outstanding shares of Bluestone Industries, Inc., Dynamic Energy, Inc. and JCJ Coal Group LLC (“the BCG Companies”). The BCG Companies are coal producers located in the United States, which possess and lease coking coal reserves, coal mines and processing plants. The acquisition is in line with the Group’s strategy aimed at further developing of its mining segment. By acquiring the BCG Companies the Group gained control over the high quality coal assets, obtained access to the U.S. coking coal consumers, and reinforced its international standing.

 The closing of the Agreement took place on May 7, 2009 (“Closing Date”). The purchase price (“Purchase Price”) that the Group either has already paid or should pay in a five year term to the Seller under the Agreement constituted $436,414 plus 83,254,149 preferred shares of Mechel OAO plus two contingent payments (“Contingent Payment”) less the amount exceeding the BCG Companies’ target debt of $132,000. In accordance with the Agreement, by December 18, 2008, the Group remitted to the Seller a series of partial prepayments in the total amount of $436,414. As of Closing Date, the Group transferred 83,254,149 of its preferred shares to the Seller.

The Contingent Payment consists of two parts. The first part of the Contingent Payment includes a Contingent Share Value Right (“CVR”). Any potential CVR cash payment due to the actual total return from the preferred shares being less or equal to the target value of $986,063 will be paid on the fifth anniversary of the Closing Date and will equal the amount by which the target return exceeds the sum of the aggregate market value of the preferred shares and all dividends received. The target return could be increased up to $1,585,000 based on the additional tonnes of proven and probable reserves or measured and indicated resources in excess of 261.6 million tonnes of in-place measured and indicated resources and proven and probable reserves identified until the Closing Date, limited by 196.9 million tonnes discovered during the results of additional geological researches of the reserves of the BCG Companies.

The Group shall be released from its obligations in respect of the first part of the Contingent Payment if the market value of the preferred shares plus the cumulative dividends declared to the Seller exceeds $1,783,125 or, on July 7, 2011, 112.5% of the total of the first part of the Contingent Payment and $986,063. The Group has a right to pay the discounted amount of Contingent Payment prior to its maturity. If the Group pays the Contingent Payment at any time within five years from the Closing Date, the first part of the Contingent Payment shall be determined as $598,937. An unconditional and irrevocable guarantee was granted by Mechel- Mining OAO to the Seller in respect of this CVR cash payment. The CVR part of the Contingent Payment can be decreased by a maximum of $200,000, which is the limit of identifiable damages caused to the BCG companies by Seller’s actions occurred during the pre-closing period, including claims and litigation.

The second part of the Contingent Payment is to be made within five years from the Closing Date and depends on the results of additional geological researches of the reserves of the BCG Companies (“Drilling Program”). Organization and completion of Drilling Program by independent experts is Sellers’ responsibility, and was supposed to be fulfilled until July 7, 2011. The amount of the first part of the Contingent Payment will be proportional to the quantity of additional coal reserves and resources of the BCG Companies identified until that date, as compared to those reserves and resources existing at the date of acquisition. Each tonne of the additional coal reserves and resources will be remitted to the Sellers at $3.04 per tonne if the payment occurs on May 7, 2014, and will be discounted in case of earlier repayment.

Mechel-Mining OAO issued an unconditional and irrevocable guarantee to the Seller in respect of the Contingent Payment. The guarantee is limited to $1,000,000.

On May 6, 2009, the Group entered into pledge agreements relating to all the outstanding stock and capital membership in the BCG Companies in favor of the Seller. These pledges were made to secure the Contingent Payment, and will be released when the Contingent Payment obligations will have been fulfilled, terminated or expired.

The Group accounted for the acquisition of the BCG Companies under the purchase method of accounting in accordance with ASC 805. The following table summarizes the fair values of the purchase consideration at the Closing Date:

May 7, 2009
Cash payment	436,414
Mechel OAO preferred shares	496,159
CVR contingent payment	495,234
Drilling Program contingent payment	19,373
Total investment	1,447,180

The CVR contingent payment is a residual of estimated target value of the CVR and fair value of Mechel OAO preferred shares transferred. The target value of the CVR was determined by the Group based on an appraisal performed by independent mining engineers as of the acquisition date. The estimation implied the review of all existing evidence for the Seller’s opportunity to convert an additional inferred tonnage to proven and probable, or measured and indicated categories to be discovered during the results of Drilling Program and limited by 196.9 million tonnes. The probability for the Seller to convert the additional inferred tonnage to proven and probable, or measured and indicated categories after the completion of Drilling Program was estimated by the independent appraisal at 78.63%. The CVR contingent payment was classified as a long-term liability in accordance with FASB ASC 480, “Distinguishing Liabilities from Equity” (“ASC 480”), and ASC 815. The present value of the CVR target value as of May 7, 2009 was calculated using the discount rate of 8% per annum and amounted to $991,393. The contingent liability recognized as of the acquisition date amounted to $495,234, and was calculated as the difference between the estimated target value and the preferred shares fair value as of May 7, 2009.

Mechel OAO preferred shares were not marketable until May 6, 2010, and they were appraised by an independent third party using the probability-weighted expected return method. Under this method, the value of the Company’s capital is estimated based on an analysis of current and future values for the entire enterprise based on different scenarios. Each scenario determines a common and preferred equity value based on measured cash distributions as of the scenario event date, after considering the rights of both preferred and common equity and any other claims by other capital stakeholders. An appropriate probability was applied to each of the scenarios. The weighted average preferred share value was determined as $5.96 (196 rubles) as of May 7, 2009.

The Drilling Program contingent payment was determined by the Group based on an appraisal performed by independent mining engineers at acquisition date. The estimation was made in conjunction with the estimation of the CVR contingent payment. As a result of the analysis, that incorporated the independent mining engineers’ assumptions about the Seller’s successful effort to identify additional mineral reserves and resources as a result of the Drilling Program, additional contingent mineral reserves were estimated at $72,918 and included in the fair value of the BCG Companies’ mineral licenses. The Drilling Program contingent payment was appraised applying the same assumptions about the conversion of the inferred tonnage and the agreed rate of $3.04 per tonne as indicated above. It matures on May 7, 2014, and was classified as long-term liability in accordance with ASC 480 and ASC 805 and was discounted using the discount rate of 8%, stated in the Merger agreement for actual settlement of contingent obligation, which represents the estimate of the amount that would have been paid if the Group had settled the liability at the balance sheet date. The present value of the Drilling Program contingent payment as of May 7, 2009 amounted to $19,373.

In September 2011, the Group received a report from the Seller of the BCG Companies on the results of the Drilling Program.  The letter appears to state that approximately 54.8 million tonnes of additional coal resources were identified pursuant to the Drilling Program.  The Group believes that the content of the report does not support the findings in the report and the report is deficient.  The Group has requested additional supporting data and information to evaluate the results of the Drilling Program.

The Group determined the fair values of the BCG Companies’ assets acquired and liabilities assumed for property, plant and equipment, intangible assets, mineral rights, asset retirement obligations, non-pension employees benefits, deferred income taxes and tax contingencies based on independent appraisal. The Group internally determined the fair values for current assets and current and long-term liabilities of the BCG Companies as of May 7, 2009. The results of operations of the BCG Companies are included in the consolidated financial statements from the date of acquisition of control, May 7, 2009.

The following table summarizes the fair values of net assets acquired at the date of acquisition of control:

May 7, 2009
Cash and cash equivalents	4,908
Other current assets	43,126
Property, plant and equipment	138,678
Mineral licenses	2,172,382
Other non-current assets	976
Current liabilities	(111,286)
Non-current liabilities	(93,164)
Deferred income taxes	(708,440)
Fair value of net assets acquired	1,447,180
Total investment	1,447,180

The income approach was used in valuing the coal mineral licenses of the BCG Companies. In using the Income approach, the opinion of value was developed using the Multi-Period Excess Earnings Method (“MPEEM”). The MPEEM is a specific application of the discounted cash flow method. The principle behind the MPEEM is that the value of a mineral license is equal to the present value of the incremental after-tax cash flows attributable only to the subject mineral license after deducting contributory asset charges. The principle behind a contributory asset charge is that a mineral license “rents” or “leases” from a hypothetical third party all the assets it requires to produce the cash flows resulting from its development, that each project rents only those assets it needs (including elements of goodwill) and not the ones that it does not need, and that each project pays the owner of the assets a fair return on (and of, when appropriate) the fair value of the rented assets. Thus, any net cash flows remaining after such charges are attributable to the subject asset being valued. The incremental after-tax cash flows attributable to the subject asset are then discounted to their present value.

Both the cost and market approaches were utilized in appraising plant and equipment and intangible assets. For the cost approach, the reproduction/replacement cost was determined recognizing the concept that a prudent investor would pay no more for an asset than the cost to reproduce or replace the asset with an identical or similar unit of equal utility. The market approach focuses on the actions of actual buyers and sellers in the market for similar assets. It was applied when the Group had sufficient detailed information to find comparable sales data in the marketplace.

In accordance with ASC 805, the Group adjusts the contingent liability arising from the contingent consideration arrangements each reporting period, with a corresponding gain or loss reflected in the statement of income and comprehensive income (loss), based on changes in the fair value of the obligation. The Group determined the fair value of Mechel OAO preferred shares as of December 31, 2009 based on an independent appraisal using the same method as of the acquisition date. The weighted average preferred share value was determined as $12.97 (392 Russian rubles) as of December 31, 2009. The estimations of the CVR target value and Drilling Program contingent payment remained unchanged, except for the effects of accretion from the date of the acquisition through December 31, 2009.

The Contingent Payment as of December 31, 2009 and May 7, 2009 in the amount of $20,369 and $514,607, respectively, is recorded within other long-term liabilities. The change in the fair value of Mechel OAO preferred shares during the post-acquisition period through December 31, 2009 resulted in a $494,238 decrease in the CVR contingent payment, which was recorded as a non-taxable gain in other income and expense, net in the consolidated financial statements. This gain is a result of the changes resulting from the events after the acquisitions date, primarily because of the significant increase in the value of preferred shares following similar increase in the Mechel OAO common stock quotes, and does not constitute a measurement period adjustment that would require adjustment of the purchase consideration. The fair value of the contingent payment as of December 31, 2011 amounted to $23,759, the whole amount related to the Drilling Program contingent payment. The CVR contingent payment amount was equal to $nil and did not change since December 31, 2009.

On June 11, 2010, the Group and the Seller signed an amendment to the Agreement that was a result of the Seller’s commitment to settle third party litigation. With this amendment, the target value of CVR, the target value amount in the event of the CVR prepayment and the amount which triggers the automatic extinguishment of CVR were increased by $3,500 and amounted to $989,563, $1,588,500 and $1,787,063, respectively. The Group accounted for the amendments of the Agreement as the change in the fair value of the CVR contingent payment, and the resulting effect to the CVR value as of December 31, 2010 was $nil.

On May 6, 2010, Mechel OAO preferred shares were listed on the NYSE. Based on the preferred shares market quotes and the calculations set by the Agreement, in March 2011, the market value of the preferred shares plus the cumulative dividends declared to the Seller exceeded $1,787,063, which resulted in the automatic extinguishment of the CVR. Following the automatic extinguishment of the CVR, on March 18, 2011, the Group was released of the CVR contingent payment, pledge agreements relating to the outstanding stock and capital membership in the BCG Companies in favor of the Seller, and the CVR guarantee issued by Mechel-Mining OAO.

The BCG Companies are included in the Mining segment.

(f)           Goodwill

Balance at December 31, 2008	910,444
Acquisition of EkosPlus, Mining segment	4,533
Translation difference	(20,603)
Balance at December 31, 2009	894,374
Acquisition of TPP Rousse (Note 3(b)), Energy segment	85,232
Acquisition of Ramateks (Note 3(c)), Steel segment	2,420
Acquisition of other subsidiaries, Steel segment	2,371
Translation difference	(14,837)
Balance at December 31, 2010	969,560
Acquisition of DEMP (Note 3(a)), Steel segment	223,681
Acquisition of other subsidiaries	5,679
Translation difference	(47,733)
Balance at December 31, 2011	1,151,187

Goodwill arising on the above acquisitions is not deductible for tax purposes.

(g)         Non-controlling interests

The following table summarizes changes in non-controlling interests for the three years ended December 31, 2011, 2010 and 2009:

Balance at December 31, 2008	305,838
Purchase of non-controlling interest in subsidiaries by the Group	(3,368)
New acquisitions	246
Non-controlling interests share in subsidiaries’ income from continuing operations	2,590
Translation difference	(9,349)
Balance at December 31, 2009	295,957
Purchase of non-controlling interest in subsidiaries by the Group	(7,040)
New acquisitions	1,760
Non-controlling interests share in subsidiaries’ income from continuing operations	34,761
Translation difference	(2,263)
Balance at December 31, 2010	323,175
Purchase of non-controlling interest in subsidiaries by the Group	(20)
Effect of changes in ownership of subsidiaries within the Group	880
Non-controlling interests share in subsidiaries’ income from continuing operations	75,562
Translation difference	(25,035)
Balance at December 31, 2011	374,562

At various dates during 2011, 2010 and 2009, the Group purchased non-controlling interest in the following subsidiaries:

Year ended December 31, 2009:

		Non-controlling interest acquired
	Date of acquisition	%	Amount	Cash paid
Southern Kuzbass Coal Company (SKCC)	September-October	0.44%	3,043	11,131
Chelyabinsk Metallurgical Plant (CMP)	April	0.01%	65	–
Mechel Carbon AG	July-September	9.21%	260	–
Delizia Finance Ltd	January	10.00%	–	3,000
Luckstone Corporation	January	10.00%	–	500
Nerungribank	January	4.89%	–	–
Morcenter TECK	March	0.83%	–	–
			3,368	14,631

Year ended December 31, 2010:

		Non-controlling interest acquired
	Date of acquisition	%	Amount	Cash paid
Southern Kuzbass Coal Company (SKCC)	February-December	0.71%	4,947	16,505
Chelyabinsk Metallurgical Plant (CMP)	January-February	0.00%	25	10
Mechel Carbon AG	June	0.79%	5	308
Other	January-August		303	658
			5,280	17,481

Year ended December 31, 2011:

		Non-controlling interest acquired
	Date of acquisition	%	Amount	Cash paid
Southern Kuzbass Coal Company (SKCC)	January-December	0.02%	20	283
Effect of changes in ownership of subsidiaries within the Group	January-December		(880)	–
			(860)	283

In January 2009, the Group’s subsidiary Oriel Resources Plc. acquired the remaining 10% of Delizia Finance Ltd. and Luckstone Corporation for $3,000 and $500 paid in cash, respectively, completing the process of consolidation of its Kazakhstan assets. The purchase of interests in Delizia Finance Ltd. and Luckstone Corporation was accounted for as an equity transaction and recorded in the consolidated financial statements for the year ended December 31, 2009.

On different dates from September to October 2009, the Group acquired 0.44% of voting shares of SKCC for $11,131 paid in cash. The purchase of non-controlling interest in SKCC was accounted for as an equity transaction and was recorded in the consolidated financial statements for the year ended December 31, 2009.

On different dates from February through December 2010, the Group acquired 0.71% of voting shares of SKCC for $16,505 paid in cash. The purchase of non-controlling interest in SKCC was accounted for as an equity transaction and was recorded in the consolidated financial statements for the year ended December 31, 2010.

During 2010, Mechel OAO exchanged the 100% of interest in the BCG Companies for the common shares of Mechel-Mining OAO and made additional capital contributions increasing the Group’s interest in Mechel-Mining OAO up to 98.69%. These transactions resulted in a dilution of the non-controlling interest in Mechel-Mining OAO. The exchange of shares was accounted for as an equity transaction and was recorded in the consolidated financial statements for the year ended December 31, 2010 as an increase in the additional paid-in capital in the amount of $528.

On different dates from January through December 2011, the Group acquired 0.02% of voting shares of Southern Kuzbass Coal Company (“SKCC”) from third parties for $283 paid in cash. The purchase of non-controlling interest in SKCC was accounted for as an equity transaction and was recorded in the consolidated financial statements for the year ended December 31, 2011.

(h)         Pro forma condensed consolidated income statement data (unaudited)

The following unaudited pro forma consolidated income statement information for (i) 12 months ended December 31, 2011, gives effect to the business combinations that occurred in 2011, as if they had occurred at the beginning of 2011 and (ii) 12 months ended December 31, 2010, gives effect to the business combinations that occurred in 2011 and 2010, as if they had occurred at the beginning of 2010:

	Year ended December 31,
	2011	2010
Revenue, net	12,548,035	9,830,228
Net income	688,495	637,046
Net income per share	1.47	1.51

The business combinations that occurred in 2011 contributed $1,792 to consolidated revenues and $1,581 of net loss to the Group’s consolidated net income for the year ended December 31, 2011 from the dates of such acquisitions.

There were no significant one-off adjustments directly attributable to the business combinations that occurred in 2011 and were recorded in the Group’s net revenue and net income for the year ended December 31, 2011.

The following unaudited pro forma condensed consolidated income statement information for (i) 12 months ended December 31, 2010, gives effect to the business combinations that occurred in 2010, as if they had occurred at the beginning of 2010 and (ii) 12 months ended December 31, 2009, gives effect to the business combinations that occurred in 2010 and 2009, as if they had occurred at the beginning of 2009:

	Year ended December 31,
	2010	2009
Revenue, net	9,793,988	5,951,436
Net income	655,968	243,420
Net income per share	1.55	0.26

The business combinations that occurred in 2010 contributed $75,740 to consolidated revenues and $16,235 of net loss to the Group’s consolidated net income for the year ended December 31, 2010 from the dates of such acquisitions.

There were no significant one-off adjustments directly attributable to the business combinations that occurred in 2010 and were recorded in the Group’s net revenue and net income for the year ended December 31, 2010.

These unaudited pro forma amounts are provided for informational purposes only and do not purport to present the results of operations of the Group had the transactions assumed therein occurred on or as of the dates indicated, nor is it necessarily indicative of the results of operations, which may be achieved in the future.

Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2011
Cash and Cash Equivalents:
Cash and Cash Equivalents

4.               CASH AND CASH EQUIVALENTS

Cash and cash equivalents are comprised of:

	December 31, 2011	December 31, 2010
USD bank accounts	432,624	89,725
Russian ruble bank accounts	116,949	152,957
Euro bank accounts	52,524	60,665
Bank accounts in other currencies	23,892	30,842
Other	17,390	6,611
Total cash and cash equivalents	643,379	340,800

As of December 31, 2011, short-term deposits with an original maturity of less than 90 days in the amounts of $249,986, $95,176 and $251 were included in USD bank accounts, Russian ruble bank accounts and Bank accounts in other currencies, respectively.

As of December 31, 2010, short-term deposits of $808 and $185 with an original maturity of less than 90 days were included in Euro bank accounts and Bank accounts in other currencies, respectively.

Accounts Receivable, Net	12 Months Ended
Dec. 31, 2011
Accounts Receivable, Net:
Accounts Receivable, Net

5.               ACCOUNTS RECEIVABLE, NET

Accounts receivable, net are comprised of:

	December 31, 2011	December 31, 2010
Domestic customers	516,584	392,219
Foreign customers	358,942	189,673
Total accounts receivable	875,526	581,892
Less allowance for doubtful accounts	(50,966)	(52,785)
Total accounts receivable, net	824,560	529,107

The following summarizes the changes in the allowance for doubtful accounts for the years ended December 31:

	2011	2010	2009
Balance at beginning of year	(52,785)	(66,764)	(110,613)
(Allowance) Recovery of allowance for doubtful accounts	(3,224)	11,933	38,019
Accounts receivable written off, net	2,306	–	(1,015)
Translation difference	2,737	2,046	6,845
Balance at end of year	(50,966)	(52,785)	(66,764)

The significant decrease in the allowance for doubtful accounts in 2010 and 2009 is due to an improvement of the collectibility of accounts receivable and increase in sales made on a prepayment basis.

Inventories	12 Months Ended
Dec. 31, 2011
Inventories:
Inventories

6.               INVENTORIES

Inventories are comprised of:

	December 31, 2011	December 31, 2010
Finished goods	1,586,876	1,049,795
Raw materials and purchased parts	707,128	573,375
Work-in-process	305,093	243,456
Total inventories	2,599,097	1,866,626

As of December 31, 2011 and 2010, the write-down of inventories to their net realizable value following the related market price decreases was $70,415 and $52,820, respectively.

The change in the write-downs of inventories by segment for the years ended December 31 is presented below:

	2011	2010	2009
Steel segment	3,873	(15,970)	(117,847)
Mining segment.	16,605	(6,614)	5,516
Ferroalloy segment	276	2,186	(74,417)
Energy segment	(2,478)	173	484
Total change in the write-down of inventories	18,276	(20,225)	(186,264)

Prepayments and Other Current Assets	12 Months Ended
Dec. 31, 2011
Financial Instruments:
Prepayments and Other Current Assets

7.               PREPAYMENTS AND OTHER CURRENT ASSETS

Prepayments and other current assets are comprised of:

	December 31, 2011	December 31, 2010
VAT and other taxes recoverable	453,264	308,427
Prepayments and advances for materials	101,650	128,184
Capitalized loan origination fees	35,604	30,071
Other receivables	24,865	15,613
Bank deposits with original maturities over 90 days	7,283	200,060
Short-term loans issued	2,561	13,280
Certificates of deposit	–	3,615
Promissory notes received	325	8,058
Other current assets	28,733	30,343
Total prepayments and other current assets	654,285	737,651

The following summarizes the changes in the allowance for doubtful accounts included in prepayments, other current assets and advances for materials for the years ended December 31:

	2011	2010	2009
Balance at beginning of year	(16,174)	(15,734)	(19,892)
Recovery of allowance (allowance for) for doubtful accounts	3,561	(1,366)	3,365
Translation difference	(645)	926	793
Balance at end of year	(13,258)	(16,174)	(15,734)

Generally in Russia, VAT related to sales is payable to the tax authorities on an accrual basis based upon invoices issued to the customer. VAT incurred on purchases may be reclaimed, subject to certain restrictions, against VAT related to sales. VAT related to purchase transactions, which is not yet reclaimable against VAT related to sales as of the balance sheet dates, is recognized in the balance sheets on a gross basis, i.e. as other current assets and taxes and social charges payable.

The capitalized origination fees on the Group’s loans in the amount of $35,604 and $30,071 as of December 31, 2011 and 2010, respectively, are being amortized using the effective interest method over the loan term. The capitalized origination fees are classified between short-term and long-term assets in a manner consistent with the related debt.

Long-term Investments	12 Months Ended
Dec. 31, 2011
Financial Instruments:
Long-term Investments

8.               LONG-TERM INVESTMENTS

Long-term investments are comprised of:

	December 31, 2011	December 31, 2010
Equity method investments in related parties	8,150	8,764
Available-for-sale securities	2,923	5,512
Cost method investments	8,500	6,641
Other	2,574	2,471
Total other long-term investments	13,997	14,624
Total long-term investments	22,147	23,388

The proceeds from sale of available-for-sale securities and the gross realized gains that have been included in earnings as a result of this sale in 2011 comprised $nil ($9,346 and $1,411, respectively, during 2010).

(a)        Equity method investments

Equity method investments are comprised of:

	Percent voting shares held at		Investment carrying value at
Investee	December 31, 2011	December 31, 2010	December 31, 2011	December 31, 2010
Mechel Somani Carbon (Mining segment)	51%	–	528	–
TPTU (Mining segment)	40%	40%	4,323	4,297
TRMZ (Mining segment)	25%	25%	2,324	2,435
RIKT (Mining segment)	36%	36%	975	2,032
Total equity method investments			8,150	8,764

Mechel Somani Carbon Private Limited shares are owned by Mechel Carbon AG. The core business is distribution of metallurgical coals on the Indian market. The non-controlling interest holders of 49% of the shares have substantive participating rights.

TPTU (Tomusinskiy Transportation Management Center) shares are owned by SKCC. The core business is provision of transportation services both to the Group’s subsidiaries and third parties.

TRMZ (Tomusinskiy Auto Repair Shop) shares are owned by SKCC and its subsidiaries. TRMZ provides repair services to the Group’s subsidiaries.

RIKT (Russian-Italian Telephone Company) shares are owned by SKCC and its subsidiaries. The core business is provision of communication services both to the Group’s subsidiaries and third parties.

Summarized unaudited financial information on equity method investees as of December 31, 2011, 2010 and 2009 and for the years then ended is as follows:

Income data	2011 (unaudited)	2010 (unaudited)	2009 (unaudited)
Revenues and other income	43,255	33,767	98,547
Operating income	5,074	2,906	7,824
Net income	3,146	1,894	3,572

Balance sheet data	At December 31, 2011 (unaudited)	At December 31, 2010 (unaudited)
Current assets	20,065	14,268
Non-current assets	14,750	15,861
Current liabilities	8,106	3,836
Non-current liabilities	651	549

The following table shows movements in the equity method investments:

December 31, 2008	79,387
Translation difference	2,374
Dividends	(11)
Share in net income	1,200
December 31, 2009	82,950

Investment in Nerungribank	1,924
Disposal of Nerungribank	(4,913)
Effect of consolidation of TPP Rousse	(74,748)
Translation difference	2,367
Share in net income	1,184
December 31, 2010	8,764
Capital contribution in affilates	571
Translation difference	(555)
Dividends	(934)
Share in net income	304
December 31, 2011	8,150

During the years ended December 31, 2011, 2010 and 2009, the Group received cash dividends of $934, $nil and $11, respectively.

(b)        Cost method investments

Cost method investments represent investments in equity securities of various Russian companies, where the Group has less than a 20% equity interest and no significant influence. As shares of those Russian companies are not publicly traded, their market value is not available and the investment is recorded at cost.

The investments were not evaluated for impairment because the Group did not identify any events or changes in circumstances that may have a significant effect on the fair value of these investments.

(c)            Available-for-sale securities

Investments in available-for-sale securities were as follows as of December 31, 2011:

	Cost	Fair value	Unrealized gains	Unrealized losses
Equity securities	6,104	2,923	–	(3,181)
Total available-for-sale securities	6,104	2,923	–	(3,181)

Investments in available-for-sale securities were as follows as of December 31, 2010:

	Cost	Fair value	Unrealized gains	Unrealized losses
Equity securities	6,448	5,512	–	(936)
Total available-for-sale securities	6,448	5,512	–	(936)

As of December 31, 2011 and 2010, available-for-sale securities represented investments into equity securities of well-established Russian energy companies.

Related Parties	12 Months Ended
Dec. 31, 2011
Related Parties:
Related Parties

9.               RELATED PARTIES

During the years ended December 31, 2011, 2010 and 2009, the Group had the following transactions and current balances in settlement with related parties:

	2011				Balances at December 31, 2011
	Purchases	Sales	Other gain/(loss)	Financing provided (received), net	Receivable from	Payable to	Total outstanding, net
Related metallurgical plants	1,555,754	419,048	2,364	944,530	1,058,425	(177,745)	880,680
Metallurg-Trust	1,403	422,989	–	–	176,105	(56)	176,049
Usipar	72,114	61,189	–	–	80,544	–	80,544
TPTU	5,664	11	–	–	5	(633)	(628)
TRMZ	4,446	1,629	–	–	191	(1,221)	(1,030)
Other	202	10	–	–	18	(17)	1
Total	1,639,583	904,876	2,364	944,530	1,315,288	(179,672)	1,135,616

	2010				Balances at December 31, 2010
	Purchases	Sales	Other gain/(loss)	Financing provided (received), net	Receivable from	Payable to	Total outstanding, net
Calridge	–	–	161	87,836	–	–	–
Related metallugrical plants	1,228,542	419,786	1,390	–	512,018	(91,843)	420,175
Metallurg-Trust	36	220,168			127,760	(4,232)	123,528
Laminorul	1,140	12,231	–	–	–	–	–
TPTU	2,857	12	–	–	189	(71)	118
TRMZ	4,043	1,378	1,278	–	161	(545)	(384)
TPP Rousse	–	19,196	–	–	–	–	–
Nerungribank	60	–	49	–	–	–	–
Usipar	7,456	13,372	–	–	42,214	–	42,214
Other	172	29	211	–	–	(3)	(3)
Total	1,244,306	686,172	3,089	87,836	682,342	(96,694)	585,648

	2009
	Purchases	Sales	Other gain/(loss)	Financing provided (received), net
Calridge	–	–	(822)	16,449
Related metallugrical plants	117,828	57,206	186	–
Laminorul	1,442	5,356	–	–
Mechel Fund	–	14	(53)	–
RIKT	173	–	–	–
TPTU	1,977	14	–	–
TRMZ	6,114	513	154	–
TPP Rousse	–	43,782	–	–
Coalmetbank	766	214	(9,506)	113,694
Other	256	5	(94)	–
Total	128,556	107,104	(10,135)	130,143

(a)        Transactions with the related metallurgical plants

In the second half of 2009, certain Russian and foreign metallurgical plants and trading companies, which were formerly part of the Estar Group or controlled by the Estar Group shareholders (“the related metallurgical plants”) became related parties to the Group through Mechel’s representation on the board of directors, management and other arrangements. In 2009, the companies that had business transactions with the Group were as follows: Volga Fest, Rostov Electrometallurgical Plant, Vostochnaya Mine, Experimental TES, Zlatoust Metallurgical Plant, Guryevsk Metallurgical Plant, Volgograd Small Diameter Pipe Plant (“VSDPP”), and Engels Pipe Plant (“EPP”). In addition, in 2010, the Group started transactions with Donetsk Electrometallurgical Plant, Invicta Merchant Bar, Metrus Trading GmbH, MIR Steel, Nytva, Estar Egypt for Industries. These transactions were carried in the joint interest of both parties in expanding the Group’s operations and products range on the steel market and allowing the related metallurgical plants access to the Group’s strong supply and sales network.

In August 2011, the Group acquired 100% of Invicta Merchant Bar Ltd., a steel plant located in Queenborough, the United Kingdom. In December 2011, the Group acquired Donetsk Electrometallurgical Plant (refer to Note 3(a)).

During the years ended December 31, 2011, 2010 and 2009, the Group had the following transactions and current balances in settlement with the related metallurgical plants:

·                 Re-selling of goods purchased by the Group either from third parties or entities of the former Estar group to the related metallurgical plants. Proceeds related to these sales amounted to $203,134, $227,512 and $9,002 in the years ended December 31, 2011, 2010 and 2009, respectively.

For part of such transactions, the Group determined that it functioned as a principal, and the amounts of $187,831, $201,186 and $nil were included in revenue from sale of goods in the consolidated statements of income and comprehensive income (loss) for the years ended December 31, 2011, 2010 and 2009, respectively. In 2011, 2010 and 2009, these sales included $54,167, $65,774 and $nil, respectively, of goods produced by the related metallurgical plants and resold further to other entities of the former Estar group.

For the other part of such transactions, the Group determined that their results should be recognized as operating gains. Therefore, they are reported, net of related costs, within other operating income (expenses), net in the consolidated statements of income and comprehensive income in the amount of $2,308, $1,194 and $186 for the years ended December 31, 2011, 2010 and 2009, respectively.

·                 Revenues from sales of products manufactured by the Group and services rendered to the related metallurgical plants amounted to $231,217, $218,603 and $57,206 for the years ended December 31, 2011, 2010 and 2009, respectively.

·                 Cost of the related metallurgical plants’ products used in the Group’s production amounted to $283,804, $174,821 and $4,683 for the years ended December 31, 2011, 2010 and 2009, respectively.

·                 Cost of goods produced by the related metallurgical plants and further sold by the Group to third party customers amounted to $1,221,419, $974,206 and $113,145, including transportation costs, for the years ended December 31, 2011, 2010 and 2009, respectively. For such transactions, the Group determined that it functioned as a principal, and the amounts of $1,293,487, $1,051,184 and $123,653 were included in revenue from the sale of goods in the consolidated statement of income and comprehensive income (loss) for the years ended December 31, 2011, 2010 and 2009, respectively.

The related metallurgical plants used raw materials and semi-finished goods purchased from the Group in their production. The Group concluded that its sales to the related metallurgical plants and the Group’s purchases from these entities were not in contemplation with each other and are reported separately in the statement of income and comprehensive income (loss).

In 2011, the Group’s operations with certain related metallurgical plants (namely VSDPP, EPP and MIR Steel) started to be carried out on tolling terms. Revenues from sales of products (steel pipe, basis steel coils and sheets) manufactured by the related metallurgical plants for the Group under the tolling agreements amounted to $274,466 for the year ended December 31, 2011. The related cost of goods sold for these transactions amounted to $262,511 for the year ended December 31, 2011. This cost includes cost of tolling services provided by the related metallurgical plants of $35,614.

In November 2011, the owners of the related metallurgical plants and the Group entered into a loan agreement pursuant to which a loan of $944,530 was granted by the Group. The loan consists of several tranches which bear interest at the range of 1-8.5% p.a. To secure the loan, shares in the major related metallurgical plants (or shares in parent companies of such metallurgical plants) were pledged. The proceeds from this loan were used by the related metallurgical plants to repay most of the accounts receivable owed to the Group. The loan was approved by the lenders as part of the waivers received in April 2012.According the loan agreement, in the event that the loan is not repaid at maturity (September 30, 2012), the Group is entitled to enforce the pledge over the pledged related metallurgical plants assets and thereby take control of these assets subject to approval from the Russian Federal Antimonopoly Service.

Based on the combined design of the above mentioned loan and trading agreements, the Group has determined that the related metallurgical plants are Variable Interest Entities (“VIEs”), and that the Group is not the primary beneficiary of the related metallurgical plants. The Group is limited in its exposure to risks by the net amounts receivable from the related metallurgical plants.

During the years ended December 31, 2011, 2010 and 2009, the Group had the following transactions and current balances in settlement with the related metallurgical plants:

	2011	2010	2009
Revenues
Steel segment products sales	314,297	387,215	41,873
Ferroalloy segment products sales	36,141	19,002	–
Mining segment products sales	4,315	9,150	6,899
Other revenues*	64,295	4,419	8,434
	419,048	419,786	57,206
Costs and expenses
Cost of goods for resale, production and operating expenses	1,528,053	1,213,426	115,448
Transportation expenses	27,573	14,993	2,371
Other expenses	128	123	9
	1,555,754	1,228,542	117,828

	December 31,2011	December 31,2010
Assets
Trade accounts receivable	83,910	183,106
Prepayments and other current assets	29,985	328,912
Loans issued	944,530	–
	1,058,425	512,018
Liabilities
Trade accounts payable	129,630	91,122
Advanced received and other payables	48,115	721
	177,745	91,843

*     including power segment sales and services provided to related metallurgical plants by all segment companies

Inventories in stock purchased from these entities amounted to $184,992 and $161,789 as of December 31, 2011 and 2010, respectively.

(b)        Metallurg-Trust

In 2010, the Group started transactions with a trading company Metallurg-Trust, a party which can be significantly influenced by the Group through business relationships. Metallurg-Trust is mostly involved in reselling the goods produced by Russian metallurgical plants described in Note 9(a) above on the domestic market and supplying raw materials and semi-finished goods. During the years ended December 31, 2011 and 2010, the Group sold to Metallurg-Trust $422,989 and $220,168, respectively, of pig iron and semi-finished goods produced by CMP for further supply to the Russian metallurgical plants mentioned above. Receivables from Metallurg-Trust amounted to $176,105 and $127,760 as of December 31, 2011 and 2010, respectively. The Group provided to Metallurg-Trust extended credit terms varying from 90 to 180 days. No allowance was created against this amount as the Group considers it to be fully collectible.

(c)        Usina Siderurgica do Para Ltda (Usipar)

Usipar is a steel company located in Brazil, owned by the Controlling Shareholder, and it became a related party of the Group in September 2010. As of December 31, 2011, the Group had trade accounts receivables from Usipar and prepayments made to Usipar in the amount of $23,841 and $56,703, respectively. As of December 31, 2010, the Group had trade accounts receivable from Usipar and prepayments made to Usipar in the amount of $13,372 and $28,841, respectively. The Group provided to Usipar the extended credit terms varying from 180 to 360 days. No allowance was created against this amount as the Group considers it to be fully collectible. During the year ended December 31, 2011, the Group’s purchases of pig iron amounted to $72,114, and the Group’s sales of coke and other raw materials to Usipar amounted to $61,189. The Group further sold such pig iron to third party customers. For such transactions, the Group determined that it functioned as a principal, and the amount of $75,683 was included in revenue from the sale of goods in the consolidated statement of income and comprehensive income for the year ended December 31, 2011. During the period from September 2010 through December 31, 2010, the Group’s purchases of pig iron amounted $7,456, and the Group’s sales of coke and other raw materials to Usipar amounted to $13,372.

(d)        Laminorul S.A.

In October 2009, the Group became a related party to Laminorul S.A., a steel company located in Romania, through representation in the Administrative Council. The Group entered into agreement for materials processing with Laminorul S.A. in June 2009. During the period from October 2009 through December 31, 2009, the Group’s sales to Laminorul S.A. amounted to $5,356, the Group’s purchases of materials processing services from Laminorul S.A. amounted to $1,442. As of December 31, 2009, accounts receivable from Laminorul S.A. were $6,824.

On February 25, 2010, the Group acquired 100% of the shares of Donau Commodities SRL, which held a 90.9% ownership interest in Laminorul S.A. During the period from January 2010 through February 25, 2010, the Group’s sales to Laminorul S.A. amounted to $12,231 and the Group’s purchases of materials processing services from Laminorul S.A. amounted to $1,140.

(e)        Tomusinskiy Transportation Management Center (TPTU)

The Group subsidiaries own 40% of the ordinary shares in TPTU, which provides transportation services. During the years ended December 31, 2011, 2010 and 2009, the Group purchased transportation services in the amounts of $5,664, $2,857 and $1,977, respectively.

(f)         Tomusinskiy Auto Repair Shop (TRMZ)

The Group subsidiaries own 25% of the ordinary shares in TRMZ, which provides auto repair services. During the years ended December 31, 2011, 2010 and 2009, the Group purchased repair services in the amounts of $4,797, $4,043 and $6,114, respectively.

(g)        TPP Rousse

The Group’s subsidiaries owned 49% of the common shares in TPP Rousse until December 9, 2010, when the Group purchased the remaining 51% of the common shares of TPP Rousse and has been consolidating it from that date.

During the period from January 1, 2010 through December 8, 2010, and the year ended December 31, 2009, the Group’s sales to TPP Rousse amounted to $19,196 and $43,782, respectively. As of December 31, 2009, the Group had accounts receivable from TPP Rousse in the amounts of $5,542.

(h)        Calridge Ltd.

Calridge Ltd. is a company wholly owned by the Controlling Shareholder. During the year ended December 31, 2009, the Group issued loans to Calridge Ltd. in the amount of $16,449, which were fully repaid as of December 31, 2009. Interest income received from these loans issued comprised $822 in 2009.

In 2009, the Group also transferred cash under the asset management agreement in the amount of $54,807 to Coalmetbank. The bank further used these funds to acquire promissory notes issued by Calridge Ltd. bearing interest at 8.6-14.5% p.a.

The outstanding amounts of Calridge Ltd. promissory notes as of December 31, 2009 were $59,030, $51,875 of such promissory notes held by the Group in the Coalmetbank trust accounts was included in the short-term loans issued to third parties as of December 31, 2009, $4,863 and $2,292 of other balances with Calridge Ltd. within receivables from related parties and long-term investments in related parties, respectively.

During the year ended December 31, 2010, the Group issued U.S. dollar-denominated loans to Calridge Ltd. in the total amount of $135,336 bearing interest at 4%-8.5% p.a., which were fully repaid as of December 31, 2010. Interest income from these loans issued amounted to $358 in 2010. During the year ended December 31, 2010, the Group also obtained loans from Calridge Ltd. in the amount of $47,500 bearing interest at 3.5%-11.5%, which were fully repaid as of December 31, 2010. Interest expense comprised $322 in 2010. In January and February 2010, Calridge Ltd. settled the whole amount of its outstanding promissory notes to Coalmetbank, and Coalmetbank repaid the total amount of $59,030 to the Group. Interest income received from these loans issued comprised $125 in 2010.

(i)         Coalmetbank

Coalmetbank (formerly referred to as Uglemetbank) is a middle size regional bank, which provides mostly cash settlement services for the Group. In the period from June 30, 2008 through November 28, 2009, the Group participated in the board of directors of Coalmetbank. In addition, the Group held a significant ownership interest therein from November 19, 2008 through September 18, 2009. The Group’s ownership interest in Coalmetbank was 18.98% as of December 31, 2009.

During the period from January 1, 2009 through November 28, 2009, the Group acquired promissory notes from Coalmetbank in the amount of $58,887 bearing interest at 9-9.2% p.a. In addition, the Group provided funds under the asset management agreement to Coalmetbank in the amount of $54,807. The total amount of income received under the asset management agreement was $9,506 in 2009.

(j)         Mechel Fund

Mechel Fund (Penfosib) is a non-governmental pension fund which provides pension insurance to the Group’s employees, who are members of pension plans.

In June 2009, the Group sold its interest of 18.98% in Coalmetbank to Mechel Fund for $2,343 paid in cash, and Mechel Fund increased its share in Coalmetbank up to 97.87%.

In September 2009, the Group recalled its representatives from the Mechel Fund Council, formally severed all links to Mechel Fund as a founding party and refrained from participation in the operating management of Mechel Fund. Consequently, effective from September 18, 2009, the Group does not consider Mechel Fund as its related party.

(k)        Nerungribank

Nerungribank OOO is a commercial bank located in Nerungri, the Republic Sakha, which provides a range of banking services to local clients. The Group subsidiaries owned 43.6% of the ordinary shares in Nerungribank during the period from January 2010 through April 2010. On April 2, 2010, in addition to the existing interest, the Group acquired 40.58% and during the period from June through December 2010, the Group acquired 9.69% of the common shares of Nerungribank. During the period when Nerungribank was a related party to the Group, the amount of interest income received was $49. The Group’s purchases of banking service amounted $60. On December 28, 2010, the Group sold 93.06% of the ordinary shares in Nerungribank to a third party, and since that date Nerungribank is no longer considered a related party to the Group.

Property, Plant and Equipment, Net	12 Months Ended
Dec. 31, 2011
Property, Plant and Equipment, Net:
Property, Plant and Equipment, Net

10.            PROPERTY, PLANT AND EQUIPMENT, NET

Property, plant and equipment, net are comprised of:

	At December 31, 2011	At December 31, 2010
Land	132,995	122,019
Buildings and land improvements	1,396,757	1,269,917
Transfer devices	142,801	145,448
Operating machinery and equipment .	2,742,409	2,353,948
Transportation equipment and vehicles	796,053	555,102
Tools, furniture, fixtures and other	36,529	52,070
	5,247,544	4,498,504
Less: accumulated depreciation	(1,773,063)	(1,567,214)
Operating property, plant and equipment, net	3,474,481	2,931,290

Mining plant and equipment	563,176	503,588
Less: accumulated depletion	(81,646)	(71,310)
Mining plant and equipment, net	481,530	432,278

Construction-in-progress	3,120,292	2,028,758
Property, plant and equipment, net	7,076,303	5,392,326

Included within construction-in-progress are advances to suppliers of equipment of $133,554 and $248,499 as of December 31, 2011 and 2010, respectively. During the years ended December 31, 2011 and 2010, the Group incurred interest expenses of $739,951 and $671,100, respectively, of which interest capitalized in the cost of property, plant and equipment was $178,460 and $112,703, respectively. The depreciation charge amounted to $377,312 and $329,959 for the years ended December 31, 2011 and 2010, respectively.

Mining plant and equipment, net included mining construction in progress in the amount of $131,861 and $95,668 as of December 31, 2011 and 2010, respectively.

Construction-in-progress includes costs of acquisition of property, plant and equipment and may include the capitalized costs necessary to deliver the asset to its intended location and prepare it for its productive use. The internally developed assets at construction-in-progress stage may also include material, direct labor costs, and allocable material and manufacturing overhead costs clearly related to the construction. The amounts of capitalized costs related to the Elga project (construction of coal deposit complex, railroad, bridges, roads, etc.) were $1,824,559 and $1,123,470 as of December 31, 2011 and 2010, respectively.

The Group decided to abandon and dispose of certain production equipment as a result of changes in its production strategy. For the year ended December 31, 2011, the loss resulting from write-off of equipment amounted to $11,006, out of which $8,225, $1,965 and $816 related to the Mining, Steel and Ferroalloy segments, respectively. For the year ended December 31, 2010, the loss resulting from the write-off of equipment amounted to $10,776, out of which $2,993, $3,039 and $4,744 related to the Mining, Steel and Ferroalloy segments, respectively.

Mineral Licenses, Net	12 Months Ended
Dec. 31, 2011
Mineral Licenses, Net:
Mineral Licenses, Net

11.            MINERAL LICENSES, NET

Mineral licenses, net are comprised of the following:

	December 31, 2011	December 31, 2010
Coal deposits	3,814,771	3,897,684
Chrome deposits	1,388,856	1,398,340
Iron ore deposits	78,059	71,996
Nickel deposits	34,516	36,963
Limestone deposits	2,689	2,841
Quartzite deposits	306	338
Mineral licenses before depletion	5,319,197	5,408,162
Accumulated depletion	(585,521)	(436,434)
Mineral licenses, net	4,733,676	4,971,728

Most of existing mineral licenses were recorded upon acquisition of mining and ferroalloy subsidiaries. Fair values of mineral licenses pertaining to the appraised underlying mineral assets at the date of acquisition were determined by the Group based on appraisals performed by independent mining engineers for each acquisition date. The carrying values of the mineral licenses were reduced proportionate to the depletion of the respective mineral reserves at each deposit related to mining and production of reserves adjusted for the reserves re-measurement and purchase accounting effects. No residual value is assumed in the mineral license valuation.

To determine the value of the mineral licenses as of December 31, 2011, the Group used quantities of underlying mineral assets, production data and other factors, including economic viability and any new exploration data.

The Group’s mining and ferroalloy segments production activities are located within Russia, Kazakhstan and the United States. The Group’s mineral reserves and deposits are situated on the land belonging to government and regional authorities. In Russia, mining minerals require a subsoil license from the state authorities with respect to identified mineral deposits. The Group obtains licenses from such authorities and pays certain taxes to explore and produce from these deposits. These licenses expire up to 2033, with the most significant licenses expiring between 2012 and 2024, and management believes that they may be extended at the initiative of the Group without substantial cost. Management intends to extend such licenses for deposits expected to remain productive subsequent to their license expiry dates. In Kazakhstan, the Group has mining licenses for the period ended in 2029 for a chrome deposit and license expiring in 2017 for a nickel deposit. In the United States, the Group controls coal reserves and resources through a combination of lease and ownership. The leases contain percentage royalties, which vary from 3% to 8.5% and depend on coal selling prices and most of these leases contain minimums recoupable from the future production. The leases expire over the period from 2012 to 2018, and they generally contain extension clauses.

The Group holds the license for the development of the Elga coal deposit, located in the Far Eastern part of the Russian Federation. The current license expires in 2020 and is subject to renewal conditioned upon complying with certain commitments and obligations undertaken by Mechel under the Purchase and Sales Agreement and the license requirements. According to the license, as amended in May 2010, the Group is required to meet the following construction deadlines and operational milestones: (a) build a rail line from the Ulak station on the Baikal-Amur Mainline up to the coal deposit by December 31, 2011; (b) complete construction of the first phase of the Elga coal complex by December 31, 2013; (c) reach annual coal production capacity of 9.0 million tonnes by July 1, 2013; (d) reach annual coal production capacity of 18.0 million tonnes by July 1, 2018; and (e) commission a coal washing plant with an annual capacity of 9.0 million tonnes by December 31, 2015. All amendments of the terms of the license were approved by the Ministry of Natural Resources and Ecology. As part of the license conditions, as amended in May 2010, the Group is also required to construct a rail branch line of approximately 315 kilometers in length by December 31, 2011. The Group completed laying 321 kilometers of tracks along the entire route link from Ulak station to the Elga coal deposit by December 31, 2011, and started coal mining at the Elga open pit in August 2011. The Group has significant commitments for the construction of the railway (refer to Note 24). Management believes that as of May 10, 2012, the Group is in compliance with the requirements and commitments set by the license.

Other Non-current Assets	12 Months Ended
Dec. 31, 2011
Other Non-current Assets:
Other Non-current Assets

12.            OTHER NON-CURRENT ASSETS

Other non-current assets are comprised of the following:

	December 31, 2011	December 31, 2010
Capitalized loan origination fees	86,409	112,269
Intangible assets, net	35,242	42,121
Prepaid royalty	25,203	19,326
VAT receivable	18,206	–
Deferred assets from sale and lease back	13,630	–
Advance payments to non-state pension funds	13,539	14,208
Prepaid bonds	10,074	8,010
Single payment for participation in auction	7,180	–
Other	12,959	24,658
Total other non-current assets	222,442	220,592

As of December 31, 2011 and December 31, 2010, advanced payments of $13,539 and $14,208 were made by Yakutugol in terms of agreed pension benefit program to Almaznaya Osen’ and Mechel Fund non-state pension funds (refer to Note 16).

As of December 31, 2011 and December 31, 2010, the amounts of $71,673 and $95,986, respectively, related to capitalized origination fees on bank loans that were recorded as a non-current asset, and are being amortized using the effective interest method over the loan term (refer to Note 13). The capitalized origination fees are classified between short-term and long-term assets in a manner consistent with the related debt. The Export Credit Agency (“ECA”) fees capitalized within loan origination fees amounted to $14,736 and $16,283 as of December 31, 2011 and December 31, 2010, respectively. The ECA fees are the export credit insurance cover issued by the respective Export Credit Agency acting as an intermediary between national governments and exporters to issue export financing.

As of December 31, 2011, the amount of VAT receivable of $18,206 is comprised of a long-term portion of VAT related to Kazakh subsidiaries. According to the Group’s expectations, the reimbursement of this VAT amount will have a period of more than one year after the balance sheet date.

The BCG Companies have total bonding requirements of $19,638, of which $10,074 and $8,010 is collateralized by cash deposits and investments that are included in Bank deposits with original maturities over 90 days and Prepaid bonds as of December 31, 2011 and 2010, respectively. As of those dates, the primary bonding program included $19,304 and $19,494 in bonding capacity under an insured program that contained $9,733 and $7,021 in cash and investment collateral. The insurer required monthly payments of additional collateral amounting to $70 through December 31, 2011 after which additional payments are not required.

In January-February 2012, Yakutugol won an auction conducted by Rosnedra (the Russian Federal Subsoil Use Agency) to acquire the subsoil licenses for Sutamsky and Sivaglinsky iron ore deposit areas for 91 million Russian rubles ($2,826) and 140 million Russian rubles ($4,354), respectively. The deposits are located in the Republic of Sakha (Yakutia). The single payment for participation in auction was recorded within Other non-current assets as of December 31, 2011 in the amount of $7,180. The subsoil licenses were legally received by the Group on February 29, 2012 for Sivaglinsky iron ore area and on March 5, 2012 for Sutamsky iron ore area.

As of December 31, 2011 and 2010, intangible assets in the amount of $18,365 and $29,081, respectively, represent quotas for CO2 emission rights certificates recognized by the Group upon the acquisition of TPP Rousse in December 2010 (refer to Note 3(b)). As of the date of acquisition of TPP Rousse, the Group recognized both assets, representing quotas for CO2 emission rights certificates and liabilities for the future emissions, and presented them on a net basis.  The gross amount of assets and liabilities was $32,153 and $13,788, respectively, as of December 31, 2011, and $56,290 and $27,209, respectively, as of December 31, 2010.

Debt	12 Months Ended
Dec. 31, 2011
Debt:
Debt

13.            DEBT

	December 31, 2011		December 31, 2010
Short-term borrowings and current portion of long-term debt:	Amount	Rate p.a., %	Amount	Rate p.a., %
Russian ruble-denominated:
Banks and financial institutions	217,168	6.4-9.2	744,223	5.4-8.5
Bonds issue	380,349	8.1-19.0	328,117	8.5-12.5
Corporate lenders	5,782	0.0	3,448	0.0-7.0
Total	603,299		1,075,788

U.S. dollar-denominated:
Banks and financial institutions	291,503	1.3-8.0	241,882	0.0-6.5
Corporate lenders	260	6.5	–
Total	291,763		241,882

Euro-denominated:
Banks and financial institutions	341,928	1.8-9.4	103,692	2.0-6.5
Total	341,928		103,692

Romanian lei-denominated:
Banks and financial institutions	16,922	8.4-9.4	15,603	7.6
Total	16,922		15,603

Kazakh tenge-denominated:
Banks and financial institutions	28,538	9.5	–
Total	28,538		–

Turkish lira-denominated:
Banks and financial institutions	10,418	13.8-17.8	–
Total	10,418		–

Total short-term borrowings	1,292,868		1,436,965
Current portion of long-term debt	1,358,489		640,844
Total short-term borrowings and current portion of long-term debt	2,651,357		2,077,809

The weighted average interest rate of the ruble-denominated short-term borrowings as of December 31, 2011 and December 31, 2010 was 7.2% and 6.8% p.a., respectively. The weighted average interest rate of the U.S. dollar-denominated short-term borrowings as of December 31, 2011 and December 31, 2010 was 4.0% and 4.7% p.a., respectively. The weighted average interest rate of the euro-denominated short-term borrowings as of December 31, 2011 and December 31, 2010 was 4.9% and 5.2% p.a., respectively. The weighted average interest rate of the Romanian lei-denominated short-term borrowings as of December 31, 2011 and December 31, 2010 was 9.3% and 7.6% p.a., respectively. The weighted average interest rate of the Kazakh tenge-denominated short-term borrowings as of December 31, 2011 was 9.5%. The weighted average interest rate of the Turkish lira-denominated short-term borrowings as of December 31, 2011 was 16.4%.

	December 31, 2011		December 31, 2010
Long-term debt, net of current portion:	Amount	Rate p.a., %	Amount	Rate p.a., %

Russian ruble-denominated:
Banks and financial institutions	2,674,866	6.0-14.0	1,481,019	7.0-16.0
Bonds issue	1,552,133	7.4-10.0	984,352	9.8-19.0
Corporate lenders	228	0.0	289	0.0
Total	4,227,227		2,465,660

U.S. dollar-denominated:
Syndicated loan	1,765,926	4.3-6.0	2,000,000	5.3-6.3
Banks and financial institutions	1,604,383	0.0-8.1	1,080,229	0.0-8.0
Corporate lenders	29,216	0.0-12.0	32,323	0.0-12.0
Total	3,399,525		3,112,552

Euro-denominated:
Banks and financial institutions	477,217	2.0-8.1	302,722	1.3-9.0
Corporate lenders	44	0.0	530	0.0
Total	477,261		303,252

Total long-term obligations	8,104,013		5,881,464
Less: current portion	(1,358,489)		(640,844)
Total long-term debt, net of current portion	6,745,524		5,240,620

The weighted average interest rate of the ruble-denominated long-term borrowings as of December 31, 2011 and December 31, 2010 was 9.1% and 10.4% p.a., respectively. The weighted average interest rate of the U.S. dollar-denominated long-term borrowings as of December 31, 2011 and December 31, 2010 was 5.6% and 6.5% p.a., respectively. The weighted average interest rate of the euro-denominated long-term borrowings as of December 31, 2011 and December 31, 2010 was 4.2% and 4.2% p.a., respectively.

Aggregate scheduled maturities of the debt outstanding as of December 31, 2011, are as follows:

Payable by:
2012 (current portion)	2,651,357
2013	1,962,219
2014	2,699,658
2015	1,208,153
2016	729,610
Thereafter	145,884
Total	9,396,881

The unused portion under all credit facilities as of December 31, 2011 and December 31, 2010 was $904,059 and $943,646, respectively. As of December 31, 2011, the Group’s credit facilities provided aggregated borrowing capacity of $10,300,940, of which $2,816,888 expires within a year.

The outstanding balances of short-term and long-term debt by denominated currencies and major banks as of December 31, 2011 and December 31, 2010 were as follows:

	December 31, 2011	December 31, 2010
Short-term and long-term debt:	Amount	Amount
Russian ruble-denominated:
Bonds	1,932,482	1,312,469
Sberbank	1,352,453	906,479
VTB	740,599	610,298
Gazprombank	449,994	393,741
Eurasian Development Bank	87,004	–
UniCredit Bank (former Bayerische Hypo-und-Vereinsbank)	41,410	–
Alfa-bank	31,060	–
MBRR	31,060	49,218
Bank of Moscow	–	177,183
Other	164,464	92,060
Total	4,830,526	3,541,448

U.S. dollar-denominated:
Syndicated credit facility	1,765,926	2,000,000
Gazprombank	1,000,000	1,000,000
UniCredit Bank (former Bayerische Hypo-und-Vereinsbank)	243,563	38,855
Sberbank	177,000	–
Alfa-bank	150,000	100,000
Uralsib	145,000	95,000
Fortis Bank	85,722	4,900
Raiffeisen Bank	50,000	–
ING Bank	–	23,225
Other	74,077	92,454
Total	3,691,288	3,354,434

Euro-denominated:
Fortis Bank	158,981	56,785
UniCredit Bank (former Bayerische Hypo-und-Vereinsbank)	147,931	50,653
ING Bank	104,661	40,553
VTB	65,351	35,320
Uralsib	64,715	59,740
Raiffeisen Bank	55,822	17,499
Gazprombank	34,947	–
Alfa-bank	7,811	–
Sberbank	7,011	6,492
Other	171,959	139,902
Total	819,189	406,944

Romanian lei-denominated:
Raiffeisen Bank	16,922	15,603
Total	16,922	15,603

Kazakh tenge-denominated:
Sberbank	28,538	–
Total	28,538	–

Turkish lira-denominated:
Other	10,418	–
Total	10,418	–

Total short-term and long-term debt	9,396,881	7,318,429

(a)            Revolving credit lines

In 2010-2011, the Group negotiated revolving credit agreements providing for unrestricted borrowings up to $2,025,913 with several banks. These revolving credit lines allow the Group to withdraw, repay and re-draw in the agreed amounts, timing and number of times until the arrangement expires. Borrowings bear interest at 3.0-10.3% p.a., and are continuously renewable for 60-365 day periods at the Group’s option for 1-6 years provided there is compliance with the terms of the agreement.

As of December 31, 2011, the Group intends to renew obligations in the amount of $1,119,410 incurred under those agreements for a period extending beyond one year from the balance sheet date. Accordingly, the long-term debt maturing in one year or earlier was excluded from current liabilities because the Group consummated a financing agreement meeting the conditions set forth in FASB ASC 470-10, “Debt” (“ASC 470”), prior to the issuance of the balance sheet.

(b)            Syndicated loan

In September 2010, the Group executed a $2,000,000 syndicated credit facility agreement and refinanced its remaining debt obligations under previously obtained credit facilities. The new facility is split between CMP, SKCC, SUNP and Yakutugol in the amounts of $95,238, $857,143, $190,476 and $857,143, respectively. The facility is drawn in two tranches, a 3-year and a 5-year tranche in amount of $800,000 and $1,200,000, respectively. The repayment is scheduled in monthly installments after the 9 and 15 month grace periods, respectively. The credit facility bears interest at a rate of LIBOR plus 4.0-5.8% p.a.

The Group appointed ING Bank N.V. and the Royal Bank of Scotland N.V. as Co-ordinators. In addition, BNP Paribas SA, CJSC UniCredit Bank, Commerzbank Aktiengesellschaft, HSBC Bank plc, Natixis, OJSC “Nordea Bank”, Raiffeisen Zentralbank Oesterreich AG, Société Générale, UniCredit Bank AG, VTB Bank (Austria) AG, VTB Bank (Deutschland) AG and VTB Bank (France) SA acted as Mandated Lead Arrangers and Morgan Stanley and Credit Suisse as Lenders for the facility.

The Group treated this refinancing as debt modification under ASC 470. The fees associated with the modified debt, along with existing capitalized origination fees, were capitalized and amortized as an adjustment of interest expense over the remaining term of the syndicated loan using the effective interest method.

(c)            Gazprombank facility

In February 2010, the Group signed a prolongation agreement for a $1,000,000 U.S. dollar-denominated credit facility with Gazprombank. According to this agreement, the credit facility including the short-term portion of $480,000 falling due in 2010 was rescheduled to be repaid in 2013-2015. Starting from October 25, 2011 through February 6, 2015, the credit facility bears interest at LIBOR plus 5.3% p.a.

(d)            Bonds

On June 21, 2006, Mechel OAO issued 5,000,000 ruble-denominated bonds in an aggregate principal amount of 5 billion Russian rubles ($184,877). The bonds were issued at 100% par value. Interest is payable every 6 months in arrears. The interest rate for the first coupon period was determined upon the issuance based on the bids of buyers and amounted to 8.4% p.a. The interest rate for the second to the eighth coupon periods was set as equal to that of the first period. The bondholders had an option to demand repayment of the bonds at par value starting June 21, 2010 and November 16, 2011. The interest rate for the ninth and tenth coupon was set at 8.5% p.a. The interest rate for the eleventh to the fourteenth coupon periods is set by the Group and made public 10 days before the respective coupon period starts. The obligatory redemption date is June 12, 2013. The costs related to the issuance of bonds in the amount of $739 were capitalized and are amortized to interest expense over the term of bonds. The balance outstanding as of December 31, 2011 was $154,449 and is classified as long-term debt.

On July 30, 2009, Mechel OAO issued 5,000,000 ruble-denominated bonds in an aggregate principal amount of 5 billion Russian rubles ($159,154). The bonds were issued at 100% par value. Interest is payable every 3 months in arrears. The interest rate for the first coupon period was determined upon the issuance based on the bids of buyers and amounted to 19% p.a. The interest rate for the second to the twelfth coupon periods is set as equal to that of the first period. The interest rate for the thirteenth to the twenty-eighth coupon periods is set by the Group and made public 5 days before the respective coupon period starts. The bondholders have an option to demand repayment of the bonds at par value starting July 21, 2012. The obligatory redemption date is July 21, 2016. Bonds are secured by a guarantee issued by Yakutugol. The costs related to the issuance of bonds in the amount of $1,844 were capitalized and are amortized to interest expense over the term of bonds. The balance outstanding as of December 31, 2011 was $155,298 and is classified as current debt.

On October 20, 2009, Mechel OAO issued 5,000,000 ruble-denominated bonds in an aggregate principal amount of 5 billion Russian rubles ($170,327). The bonds were issued at 100% par value. Interest is payable every 3 months in arrears. The interest rate for the first coupon period was determined upon the issuance based on the bids of buyers and amounted to 12.5% p.a. The interest rate for the second to the twelfth coupon periods is set as equal to that of the first period. The interest rate for the thirteenth to the thirty-sixth coupon periods is set by the Group and made public 5 days before the respective coupon period starts. The bondholders have an option to demand repayment of the bonds at par value starting October 11, 2012. The obligatory redemption date is October 9, 2018. Bonds are secured by a guarantee issued by Yakutugol. The costs related to the issuance of bonds in the amount of $703 were capitalized and are amortized to interest expense over the term of bonds. The balance outstanding as of December 31, 2011 was $155,298 and is classified as current debt.

On November 13, 2009, Mechel OAO issued 5,000,000 ruble-denominated bonds in an aggregate principal amount of 5 billion Russian rubles ($174,398). The bonds were issued at 100% par value. Interest is payable every 6 months in arrears. The interest rate for the first coupon period was determined upon the issuance based on the bids of buyers and amounted to 12.5% p.a. The interest rate for the second to the fourth coupon periods is set as equal to that of the first period. The interest rate for the fifth and sixth coupon periods is set by the Group and made public 5 days before the respective coupon period starts. The bondholders have an option to demand repayment of the bonds at par value starting November 3, 2011. The obligatory redemption date is November 9, 2012. The costs related to the issuance of bonds in the amount of $643 were capitalized and are amortized to interest expense over the term of bonds. The balance outstanding as of December 31, 2011 was $69,752 and is classified as current debt.

On March 16, 2010, Mechel OAO issued 5,000,000 ruble-denominated bonds in an aggregate principal amount of 5 billion Russian rubles ($170,443). The bonds were issued at 100% par value. Interest is payable every 6 months in arrears. The interest rate for the first coupon period was determined upon the issuance based on the bids of buyers and amounted to 9.8% p.a. The interest rate for the second to the sixth coupon periods is set as equal to that of the first period. The obligatory redemption date is March 12, 2013. The costs related to the issuance of bonds in the amount of $1,620 were capitalized and are amortized to interest expense over the term of bonds. The balance outstanding as of December 31, 2011 was $155,298 and is classified as long-term debt.

On April 28, 2010, Mechel OAO issued 5,000,000 ruble-denominated bonds in an aggregate principal amount of 5 billion Russian rubles ($172,044). The bonds were issued at 100% par value. Interest is payable every 6 months in arrears. The interest rate for the first coupon period was determined upon the issuance based on the bids of buyers and amounted to 9.8% p.a. The interest rate for the second to the sixth coupon periods is set as equal to that of the first period. The obligatory redemption date is April 24, 2013. The costs related to the issuance of bonds in the amount of $360 were capitalized and are amortized to interest expense over the term of bonds. The balance outstanding as of December 31, 2011 was $155,298 and is classified as long-term debt.

On September 7, 2010, Mechel OAO issued two 5,000,000 ruble-denominated bonds in an aggregate principal amount of 10 billion Russian rubles ($327,042). The bonds were issued at 100% par value. Interest is payable every 6 months in arrears. The interest rate for the first coupon period was determined upon the issuance based on the bids of buyers and amounted to 10.0% p.a. The interest rate for the second to the tenth coupon periods is set as equal to that of the first period. The interest rate for the eleventh to twentieth coupon periods is set by the Group and made public 5 days before the respective coupon period starts. The bondholders have an option to demand repayment of the bonds at par value starting August 27, 2015. The obligatory redemption date is August 25, 2020. The costs related to the issuance of bonds in the amount of $864 were capitalized and are amortized to interest expense over the term of bonds. The balance outstanding as of December 31, 2011 was $310,597 and is classified as long-term debt.

On February 22, 2011, Mechel OAO made two issues of 5,000,000 ruble-denominated bonds each in an aggregate principal amount of 10 billion Russian rubles ($342,996 as of the placement date). The bonds were issued at 100% par value. Interest is payable every 6 months in arrears. The interest rate for the first coupon period was determined upon the issuance based on the bids of buyers and amounted to 8.3% p.a. The interest rate for the second to the sixth coupon periods is set as equal to that of the first period. The interest rate for the seventh to twentieth coupon periods is set by the Group and made public 5 days before the respective coupon period starts. The bondholders have an option to demand repayment of the bonds at par value starting February 14, 2014. The obligatory redemption date is February 9, 2021. The costs related to the issuance of bonds in the amount of $2,355 were capitalized and are amortized to interest expense over the redemption date of bonds. The balance outstanding as of December 31, 2011 in the amount of $310,597 is classified as long-term debt.

On June 9, 2011, Mechel OAO made two issues of 5,000,000 ruble-denominated bonds each in an aggregate principal amount of 10 billion Russian rubles ($361,210 as of the placement date). The bonds were issued at 100% par value. Interest is payable every 6 months in arrears. The interest rate for the first coupon period was determined upon the issuance based on the bids of buyers and amounted to 8.4% p.a. The interest rate for the second to the tenth coupon periods is set as equal to that of the first period. The interest rate for the eleventh to twentieth coupon periods is set by the Group and made public 5 days before the respective coupon period starts. The bondholders have an option to demand repayment of the bonds at par value starting May 29, 2016. The obligatory redemption date is May 27, 2021. The costs related to the issuance of bonds in the amount of $1,293 were capitalized and are amortized to interest expense over the redemption date of bonds. The balance outstanding as of December 31, 2011 in amount of $310,597 is classified as long-term debt.

On June 14, 2011, Mechel OAO issued 5,000,000 ruble-denominated bonds in an aggregate principal amount of 5 billion Russian rubles ($179,916 as of the placement date). The bonds were issued at 100% par value. Interest is payable every 6 months in arrears. The interest rate for the first coupon period was determined upon the issuance based on the bids of buyers and amounted to 8.4% p.a. The interest rate for the second to the tenth coupon periods is set as equal to that of the first period. The interest rate for the eleventh to twentieth coupon periods is set by the Group and made public 5 days before the respective coupon period starts. The bondholders have an option to demand repayment of the bonds at par value starting June 3, 2016. The obligatory redemption date is June 1, 2021. The costs related to the issuance of bonds in the amount of $574 were capitalized and are amortized to interest expense over the redemption date of bonds. The balance outstanding as of December 31, 2011 in amount of $155,298 and is classified as long-term debt.

(e)            Other loans

In addition to a $1 billion U.S. dollar-denominated credit facility, in 2011, Gazprombank provided long-term and short-term ruble and euro-denominated loans to the Group’s subsidiaries bearing interest at 5.4-10.3% p.a. The outstanding balances as of December 31, 2011 and December 31, 2010 were $484,941 and $393,741, respectively.

In 2010 and 2009, Sberbank provided long-term and short-term ruble and euro-denominated loans to the Group’s subsidiaries bearing interest at 7.7-14.0% p.a. The outstanding balances as of December 31, 2011 and December 31, 2010 were $604,714 and $912,971, respectively.

In 2011, Sberbank provided long-term and short-term ruble, U.S. dollar and Kazakh tenge-denominated loans to the Group’s subsidiaries bearing interest at 3.0-9.7% p.a. in the total amount of $1,032,769. The outstanding balance as of December 31, 2011 is $960,288.

During 2008, VTB provided a short-term ruble-denominated loan to the Group’s subsidiaries (CMP, SKCC and Yakutugol) bearing interest at 12.0% p.a., which was increased by the bank in November 2009 up to 14.6% p.a. for Yakutugol and SKCC and up to 14.0% p.a. for CMP. In September 2010, the interest rate was decreased to 9.75% p.a. for SKCC. In April 2011, the interest rate was decreased to 8.4% p.a. for SKCC and Yakutugol. In accordance with an amendment to the agreement, the loan should be repaid in November 2012. In April 2012, VTB signed an amendment resulting in a repayment of the facility in four equal payments starting from July 2014 through April 2015. Accordingly, the Group classified the outstanding balance under this facility agreement as long-term debt as of December 31, 2011. In 2012, the interest rate was agreed to be MosPrime plus 4.5% p.a. The outstanding balances as of December 31, 2011 and December 31, 2010 were $422,411 and $446,240, respectively.

During 2010-2011, VTB provided ruble and euro-denominated long-term and short-term loans to CMP, HBL Holding GmbH (“HBL”) and Mechel OAO, bearing interest at 4.9-10.3% p.a. The outstanding balances as of December 31, 2011 and December 31, 2010 were $383,539 and $199,378, respectively.

In 2011, Uralsib Bank provided Beloretsk Metallurgical Plant (“BMP”), CMP, Korshunov Mining Plant (“KMP”), Izhstal and Mechel Trading AG (“MTAG”) with short-term and long-term U.S. dollar and euro-denominated loans bearing interest at 4.0-8.0% p.a. The outstanding balance as of December 31, 2011 was $209,715.

During 2006-2010, UniCredit Bank provided short-term and long-term U.S. dollar and euro-denominated loans to the Group’s subsidiaries bearing interest at 2.1-6.1% p.a. The outstanding balances as of December 31, 2011 and December 31, 2010 were $106,814 and $89,508, respectively.

In 2011, UniCredit Bank provided the Group’s subsidiaries with short-term and long-term ruble, U.S. dollar and euro-denominated loans bearing interest at 3.1-8.0% p.a. in the total amount of $295,393. The outstanding balance as of December 31, 2011 was $326,090.

During 2007-2010, Fortis Bank provided the Group’s subsidiaries with U.S. dollar and euro-denominated loans bearing interest at 2.9-7.3% p.a. The outstanding balances as of December 31, 2011 and December 31, 2010 were $213,840 and $56,785, respectively.

In 2011, Fortis Bank provided the Group with short-term dollar and euro-denominated loans bearing interest at 1.3-2.6% p.a. in the total amount of $118,852. The outstanding balance as of December 31, 2011 was $30,863.

During 2011, Alfa-bank provided Mechel-Trans, DEMP and MTAG with short-term ruble, U.S. dollar and euro-denominated loans bearing interest at 3.0-8.0% p.a. in the total amount of $192,096. The outstanding balance as of December 31, 2011 was $188,870.

In 2011, Eurasian Development Bank provided Yakutugol with a long-term ruble-denominated loan bearing interest at 8.2% in the total amount of $95,319. The outstanding balance as of December 31, 2011 was $87,004.

In 2008-2011, ING bank provided the Group’s subsidiaries with short-term and long-term multi-currency-denominated loans bearing interest at 2.9-8.4% p.a. The outstanding balances as of December 31, 2011 and December 31, 2010 were $105,341 and $63,778, respectively.

In 2007-2011, Raiffeisenbank provided the Group’s subsidiaries with short-term and long-term multi-currency-denominated loans bearing interest at 2.1-9.4% p.a. The outstanding balances as of December 31, 2011 and December 31, 2010 were $122,064 and $33,102, respectively.

(f)             Pledges

The syndicated loan is secured by 1,212,594 common shares of Yakutugol (30% of total common shares); 10,832,764 common shares of SKCC (30% of total common shares); 474,294 common shares of CMP (15% of total common shares) and 149,935 common shares of SUNP (25% plus 1 of total common shares). The indebtedness under the credit facility with Gazprombank is secured by the pledge of 1,010,498 common shares of Yakutugol (25% plus 1 of total common shares) and 9,027,306 common shares of SKCC (25% plus 1 of total common shares).

The indebtedness under the long-term credit facility provided by Sberbank to CMP totaling $465,895 and $492,176 as of December 31, 2011 and December 31, 2010, respectively, is secured by the pledge of 1,866,711 common shares of  BMP (25% plus 1 share of total common shares).

The indebtedness under the long-term credit facility provided by Fortis to CMP totaling $135,103 and $4,900 as of December 31, 2011 and December 31, 2010, respectively, is secured by the pledge of 632,393 common shares of CMP (20% of total common shares).

As of December 31, 2011 and December 31, 2010, the carrying value of property, plant and equipment pledged under the loan agreements amounted to $789,929 and $721,800, respectively. Carrying value of inventories pledged under the loan agreements amounted to $282,399 and $148,521 as of December 31, 2011 and December 31, 2010, respectively. Accounts receivable pledged as of December 31, 2011 and December 31, 2010 amounted to $79,667 and $96,551, respectively. Cash pledged under the loan agreements amounted to $117,461 and $72,864 as of December 31, 2011 and December 31, 2010, respectively.

(g)            Covenants

The Group’s loan agreements contain a number of covenants and restrictions, which include, but are not limited to, financial ratios, maximum amount of debt, minimum value of shareholder’s equity and cross-default provisions. The covenants also include, among other restrictions, limitations on (i) indebtedness of certain companies in the Group, and (ii) amounts that can be expended for new investments and acquisitions. Covenant breaches generally permit lenders to demand accelerated repayment of principal and interest.

Prior to receiving the waivers described below, the Group was required to comply with the following ratios under the most significant loan agreements as of December 31, 2011:

·                 The Group’s Shareholder Equity shall be at all times greater than or equal to $4,000,000, while the actual amount as of December 31, 2011 was $4,990,764;

·                 Net Borrowings to EBITDA shall be not more than 3.5, while the actual ratio was 3.86;

·                 EBITDA to Net Interest Expenses shall be equal to or more than 4, while the actual ratio was 4.39.

The Group is also required to ensure that: (i) the aggregate Financial Indebtedness of CMP, Yakutugol, SKCC and Southern Urals Nickel Plant (“SUNP”) excluding intragroup loans does not exceed $6.0 billion in the aggregate while the actual amount as of December 31, 2011 was $5.3 billion; (ii)  the Equity of the borrowers should be greater than or equal to 6.5 billion Russian rubles for SKCC, 4.5 billion Russian rubles for Yakutugol, 5.5 billion Russian rubles for CMP and 2.0 billion Russian rubles for SUNP while the actual amounts as of December 31, 2011 were 46.2 billion Russian rubles, 13.2 billion Russian rubles, 16.7 billion Russian rubles and 10.2 billion Russian rubles, respectively, and (iii) during the period starting from January 1, 2010 until the first date when the Group can certify that its ratio of Net Borrowings to EBITDA achieves the level of 3.0, capital expenditures should not exceed $4,214,143. The actual amount of capital expenditures as defined by the loan agreements was $2,618,325 for the twenty four months ended December 31, 2011.

In addition, the loan agreements set restrictions on the distribution of the Group’s earnings for the dividend payments on ordinary shares if the ratio of Net Borrowings to EBITDA exceeds 3.0:1.0.

As of December 31, 2011, the Group was not in compliance with a number of financial and non-financial covenants in various loan agreements but received appropriate waivers and covenant amendments from the banks. Specifically, the Group received, after December 31, 2011, consents and covenant amendments relating to the following breaches under the most significant long-term and short-term loan arrangements totaling $6,143,295:

·                 The Group would not have been  in compliance with “Net Borrowings to EBITDA” ratio as defined by numerous debt agreements at a level not exceeding 3.5:1.0 while the actual Group’s Net Borrowings to EBITDA amount as of December 31, 2011 was 3.86:1.0. As of June 30, 2012 and December 31, 2012, the ratio of the Group’s Net Borrowings to EBITDA shall not exceed 5.5: 1.0 reducing to 3.25:1.0 as of June 30, 2015.

·                 HBL would not have been in compliance with its financial covenants “Net Equity” and “Shareholders’ Equity” set at a level of 20,000,000 euro minimum and 20% of total balance sheet minimum, respectively, under the long-term euro-denominated agreement signed with VTB (Deutschland) while the actual amounts as of December 31, 2011 were 14,095,489 euro and 13.2%, respectively. The outstanding balance under this loan agreement was $59,441 as of December 31, 2011.

The Group would not have been in compliance with certain operational covenants (loans and guarantees and negative pledges) as defined in certain credit facilities. This non-compliance has been waived by the relevant lenders. Pursuant to the waivers and covenant amendments received from the banks, the Group has been granted consent for the payment of dividends on its preferred and ordinary shares for 2011 in the amount not exceeding $200,000, provided that no default occurs or would occur as a result of such dividend payment. Such dividend payment is subject to relevant corporate approvals and available distributable funds.

In addition, the Group obtained an amendment in relation to minimum level of “EBITDA to Net Interest Expenses” ratio (2.65:1.0 as of June 30, 2012 and December 31, 2012 increasing to 4.0:1.0 as of June 30, 2014 and thereafter) and maximum level of Net Borrowings ($11,000,000 as of June 30, 2012 and December 31, 2012 and decreasing to $10,000,000 as of June 30, 2015 and thereafter).

In accordance with the Group’s projections, the Group had both intent and ability to meet the covenants during and for the year ending December 31, 2012. As a result, no reclassifications of long-term debt to short-term liabilities due to covenant violations were made as of December 31, 2011.

Fair Value Measurements	12 Months Ended
Dec. 31, 2011
Fair Value Measurements:
Fair Value Measurements

14.             FAIR VALUE MEASUREMENTS

ASC 820 defines fair value as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants at the measurement date. ASC 820 establishes a three-level fair value hierarchy that prioritizes the inputs used to measure fair value. This hierarchy requires entities to maximize the use of observable inputs and minimize the use of unobservable inputs. The three levels of inputs used to measure fair value are as follows:

·                 Level 1 – Quoted prices in active markets for identical assets or liabilities;

·                 Level 2 – Observable inputs other than quoted prices included in Level 1, such as quoted prices for similar assets and liabilities in active markets; quoted prices for identical or similar assets and liabilities in markets that are not active; or other inputs that are observable or can be corroborated by observable market data;

·                 Level 3 – Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities. This includes certain pricing models, discounted cash flow methodologies and similar techniques that use significant unobservable inputs.

(a)            Assets measured at fair value on a recurring basis

The Group has segregated all financial assets that are measured at fair value on a recurring basis as of December 31, 2011 and 2010 into the most appropriate level within the fair value hierarchy based on the inputs used to determine the fair value at the measurement date in the table below:

December 31, 2011	Level 1	Level 2	Level 3	Fair Value Measurements
Assets:
Available-for-sale securities	2,923	–	–	2,923
Total assets	2,923	–	–	2,923
Liabilities:
Contingent liability	–	–	(23,759)	(23,759)
Swap transaction	–	(20,784)	–	(20,784)
Total liabilities	–	(20,784)	(23,759)	(44,543)
December 31, 2010	Level 1	Level 2	Level 3	Fair Value Measurements
Assets:
Available-for-sale securities	5,512	–	–	5,512
Total assets	5,512	–	–	5,512
Liabilities:
Contingent liability	–	–	(21,999)	(21,999)
Total liabilities	–	–	(21,999)	(21,999)

To determine the fair value of available-for-sale securities quoted market prices in active markets for identical assets were used by the Group and they were considered as Level 1 inputs.

On July 12, 2011, the Group entered into a non-deliverable cross currency 5 billion rubles swap agreement with VTB Bank (Austria). The termination date of the swap is August 28, 2015. The underlying instrument for the swap transaction is a 5 billion rubles bond bearing interest at 10% and maturing on August 25, 2020 (put option date - September 1, 2015) issued by Mechel OAO on September 7, 2010. Under the terms of the agreement, VTB Bank pays interest of 10% p.a. at 5 billion rubles notional amount, the Group pays interest of 5.69% p.a. on $176,367 notional amount.

Interest is paid on a semi-annual basis with the first payment on March 2, 2012. On the termination date, VTB Bank pays to the Group the notional amount of 5 billion rubles, and the Group pays to VTB Bank the notional amount of $176,367. The business objective of this instrument is to decrease the effective interest rate for a 5 billion rubles bond during the year ending December 31, 2012 via a positive net cash inflow from interest payments under the swap instrument according to the Group’s expectations about U.S. dollar and ruble exchange rate fluctuations.

The Group accounts for the above mentioned swap instrument at fair value as a derivative instrument not designated or qualifying as a hedging instrument under ASC 815. For the year ended December 31, 2011, a $20,784 loss related to the change in the fair value of this swap instrument was included in the net foreign exchange gain (loss) in the accompanying consolidated statement of income and comprehensive income (loss) and consolidated statements of cash flows. As of December 31, 2011, the fair value of this swap instrument was recorded in Other long-term liabilities in the amount of $20,784.

The fair value of the Group’s swap contract is valued based upon quotes obtained from counterparties to the agreements and is designated as Level 2. Such quotes have been derived using discounted cash flows analysis that incorporates observable market parameters for all significant inputs such as interest yield curves and currency rates.

The contingent liability measured at fair value is represented by the Drilling Program contingent liability (refer to Note 3(e)), which was calculated using the estimated tonnage of coal in-place determined by the independent appraisal. The maturity date of the contingent liability is May 7, 2014. The present value of contingent liability was determined using an 8% discount rate, stated in the Merger agreement for actual settlement of contingent obligation, which represents the estimate of the amount that would have been paid if the Group had settled the liability at the balance sheet date.

The Group’s model inputs used involve significant management judgment. Such assets and liabilities are typically classified within Level 3 of the fair value hierarchy. The table below sets forth a summary of changes in the fair value of Group’s Level 3 financial liability for the years ended December 31, 2011, 2010 and 2009:

Contingent liability
Balance at the acquisition date	(514,607)
Gain resulting from remeasurement of contingent liability (Note 22)	494,238
Transfers in and out of Level 3	–
Balance at beginning of 2010	(20,369)
Loss resulting from remeasurement of contingent liability (Note 22)	(1,630)
Transfers in and out of Level 3	–
Balance at beginning of 2011	(21,999)
Loss resulting from remeasurement of contingent liability (Note 22)	(1,760)
Transfers in and out of Level 3	–
Balance at end of year	(23,759)

As of December 31, 2011, the fair value of variable and fixed rate long-term loans (based on future cash flows discounted at current long-term market rates available for corporations) was as follows:

	Carrying value incl. interest accrued as of December 31, 2011	Fair value as of December 31, 2011
Russian ruble-denominated debt	3,836,787	3,521,179
U.S. dollar-denominated debt	2,599,265	2,591,060
Euro-denominated debt	368,200	364,583
Total long-term debt	6,804,252	6,476,822

The fair value of cash and cash equivalents, short-term investments, accounts receivable and accounts payable, short-term borrowings, bank financing, equipment financing contracts and other financial instruments not included in the tables above approximates carrying value.

The Group assessed the maximum amount of loss due to credit risk that would be incurred if the parties that make up a concentration of credit risk failed to perform according to the terms of contracts and consider the probable amount of such loss immaterial for the periods presented in these financial statements.

Asset Retirement Obligations	12 Months Ended
Dec. 31, 2011
Asset Retirement Obligations:
Asset Retirement Obligations

15.            ASSET RETIREMENT OBLIGATIONS

The Group has numerous asset removal obligations that it is required to perform under law or contract once an asset is permanently taken out of service. The main part of these obligations is not expected to be paid for many years, and will be funded from general Group resources at the time of removal. The Group’s asset retirement obligations primarily relate to its steel and mining production facilities with related landfills and dump areas and its mines.

The following table presents the movements in asset retirement obligations for the years ended December 31, 2011, 2010 and 2009:

	2011	2010	2009
Asset retirement obligation at beginning of year	56,220	59,695	71,604
Liabilities incurred in the current year	–	1,770	3,359
Liabilities settled in the current year	(5,106)	(2,821)	(6,706)
Accretion expense	6,822	6,545	7,398
Revision in estimated cash flow	(12,710)	(8,228)	(13,262)
Translation difference	(1,309)	(741)	(2,698)
Asset retirement obligation at end of year	43,917	56,220	59,695

Liabilities incurred during the year ended December 31, 2010 are mainly represented by the obligations arising on the acquisitions of TPP Rousse in the amount of $1,770. Liabilities incurred during the year ended December 31, 2009 are represented by the obligations arising on the acquisition of the BCG Companies in the amount of $3,359.

Revision in estimated cash flow represented the effect of the changes resulting from the management revisions to the timing and/or the amounts of the original estimates, and is recorded through an increase or decrease in the value of the underlying non-current assets. The effects of revisions in estimated cash flows relate mainly to continuous refinement of future asset removal activities and restoration costs at Izhstal and Yakutugol during the year ended December 31, 2011, at CMP and SKCC during the year ended December 31, 2010, at Izhstal during the year ended December 31, 2009 as assessed by the Group with the help of independent environmental engineers.

Pension and Postretirement Benefits	12 Months Ended
Dec. 31, 2011
Pension and Postretirement Benefits:
Pension and Postretirement Benefits

16.            PENSION AND POSTRETIREMENT BENEFITS

In addition to the state pension and social insurance required by the Russian legislation, the Group has a number of defined benefit occupational pension plans that cover the majority of production employees and some other postretirement benefit plans.

A number of the Group’s companies provide their former employees with old age retirement pensions. The old age retirement pension is conditional to the member qualifying for the state old age pension. Some employees are also eligible for an early retirement in accordance with the state pension regulations and specific coal industry rules (so-called “territorial treaties”), which also provide for certain post retirement benefits in addition to old age pensions. Additionally the Group voluntarily provides financial support, of a defined benefit nature, to its old age and disabled pensioners, who did not acquire any pension under the occupational pension program.

The Group also provides several types of long-term employee benefits such as death-in-service benefit and invalidity pension of a defined benefit nature. The Group may also provide the former employees with reimbursement of coal and wood used for heating purposes. In addition, one-time lump sum benefits are paid to employees of a number of the Group’s companies upon retirement depending on the employment service with the Group and the salary level of an individual employee. All pension plans are unfunded until the qualifying event occurs.

Several entities contribute certain amounts to non-state pension funds (Almaznaya Osen’ and Mechel Fund), which, together with amounts earned from investing the contributions, are intended to provide pensions to members of pension plans. However, pursuant to agreements between the Group and these non-state pension funds, under certain circumstances, these assets are not effectively restricted from possible withdrawal by the employer. Based on this fact, these assets do not qualify as “plan assets” under U.S. GAAP and these pension schemes are considered to be fully unfunded.

During 2010, the Group introduced a new corporate plan for the majority of the Russian entities except for Yakutugol. During 2011, the Group also introduced a new corporate plan for Yakutugol. As a result the Group ceased to bear any liabilities to provide either pension or lump sum upon retirement benefits, or both, to the employees who do not participate in the corporate pension plan. In addition, the Group terminated the provision of the guarantees concerning the amount of the pension provided via a non-state pension fund to those employees who were born after a certain year.

As of December 31, 2011, there were 73,069 active participants under the defined benefit pension plans and 39,417 pensioners receiving monthly pensions or other regular financial support from these plans. As of December 31, 2010, the related figures were 71,618 and 29,620, respectively. The majority of employees at the Group's major subsidiaries belong to the trade unions.

The total number of the BCG Companies’ employees and their dependents eligible for benefits as of December 31, 2011 was 569 and the total number of retirees and their dependents was 153. As of December 31, 2010, the related figures were 669 and 142, respectively. The majority of employees belong to the United Mine Workers of America (UMWA).

Actuarial valuation of pension and other post employment and postretirement benefits was performed in March 2012, with the measurement date of December 31, 2011. Members’ census data as of that date was collected for all relevant business units of the Group.

Pension costs determined by the Group are supported by an independent qualified actuary, and are charged to the statements of income and comprehensive income (loss) ratably over employees’ working service with the Group.

As of December 31, 2011 and 2010, projected benefit obligation and other postretirement benefit obligations amounted to $166,354 and $188,068, respectively.

(a)            Projected benefit obligation

The movements in the projected benefit obligation (“PBO”) were as follows during the years ended December 31, 2011, 2010 and 2009:

	2011	2010	2009
Projected benefit obligation at beginning of year	147,534	156,880	187,030
Service cost	5,718	6,990	7,680
Interest cost	11,493	12,572	14,917
Obligations arising from acquisitions and other	10,211	1,564	1,665
Benefits paid	(12,650)	(15,091)	(15,000)
Actuarial loss (gain)	2,525	(4,505)	3,650
Plan amendments	274	8,852	1,856
Curtailment gain	(38,431)	(18,237)	(38,573)
Translation difference	(5,092)	(1,491)	(6,345)
Projected benefit obligation at end of year	121,582	147,534	156,880

The reasons for the reduction in the PBO in 2011 are the change of pension program at Yakutugol and clarification of terms and conditions of benefits provided under the corporate pension plan at Mechel-Remservice. Overall, the impact on the PBO is gain in the amount of $28,342 for Yakutugol and $8,804 for Mechel-Remservice.

In addition, business activities of one of the subsidiaries of SKCC were significantly terminated and the majority of employees were made redundant in 2011. The impact on PBO is $533.

Upon the acquisition of DEMP on December 22, 2011 (refer to Note 3(a)), the Group recognized additional PBO in the amount of $10,211.

The curtailment gain was recognized in 2010 due to an introduction of a new corporate plan for the majority of the Russian entities resulting in a termination of the defined benefit pension and lump sum upon retirement for certain employees and overall decrease in number of employees.

The plan amendments in 2010 related to the adoption of changes to the collective bargaining agreements of Yakutugol introducing partial compensation of heating expenses to current employees and pensioners and change in valuation of lump sum upon retirement provided by Yakutugol.

The main reason for the reduction in the PBO in 2009 related to curtailments, settlements and actuarial gains related to Yakutugol, and were specifically attributable to the revisions in the resettlement program due to changes in the program, eligibility, assumptions and significant reduction in number of employees at Yakutugol, which resulted in the decrease in the PBO by $35,782.

Amounts recognized in the consolidated balance sheets were as follows as of December 31, 2011 and 2010:

	December 31, 2011	December 31, 2010
Pension obligation, current portion	20,702	33,337
Pension obligation, net of current portion	100,880	114,197
Total pension obligation	121,582	147,534

The components of net periodic benefit cost were as follows for the years ended December 31, 2011, 2010 and 2009:

	2011	2010	2009
Service cost	5,718	6,990	7,680
Amortization of prior service cost	1,444	670	313
Interest cost	11,493	12,572	14,917
Amortization of actuarial gain	(4,495)	(2,581)	(3,187)
Curtailment gain	(38,711)	(13,910)	(37,717)
Other benefits	–	545	1,665
Net periodic benefit cost	(24,551)	4,286	(16,329)

The PBO, accumulated benefit obligation, fair value of plan assets and funded status were as follows as of December 31, 2011 and 2010:

	December 31, 2011	December 31, 2010
Projected benefit obligation	121,582	147,534
Accumulated benefit obligation	107,983	116,549
Fair value of plan assets	–	–
Funded status	(121,582)	(147,534)

Amounts recognized in accumulated other comprehensive income (“AOCI”) were as follows for the years ended December 31, 2011 and 2010:

	2011	2010
Net gain	(50,166)	(59,233)
Prior service cost	8,021	8,801
Translation difference	(1,315)	759
Total amount recognised in AOCI	(43,460)	(49,673)

The change in the PBO recognized in OCI was as follows for the years ended December 31, 2011, 2010 and 2009:

	2011	2010	2009
Additional (gain) loss arising during the year	2,525	(4,505)	3,650
Less re-classified (gain) loss amortization	(3,944)	(606)	(2,490)
Additional prior service cost (credit) from plan amendment	274	8,852	1,856
Less re-classified prior service cost amortization	613	3,023	472
Translation difference	83	2,461	(2,245)
Net amount recognised in other comprehensive income for the year	6,213	4,391	5,279

The key actuarial assumptions used to determine benefit obligations were as follows as of December 31, 2011 and 2010:

	2011	2010
Discount rate
Russian entities	8.00%	8.00%
Romanian entities	7.40%	7.00%
German entities	5.14%	5.15%
Bulgarian entities	5.30%	5.20%
Ukrainian entities	14.00%	N/A
Expected return on plan assets	N/A	N/A
Rate of compensation increase
Russian entities	6.88%	7.29%
Romanian entities	5.17%	5.37%
German entities	4.00%	4.00%
Bulgarian entities	6.00%	5.79%
Ukrainian entities	5.00%	N/A

The key actuarial assumptions used to determine net benefit cost for the years ended December 31, 2011 and 2010:

	2011	2010
Discount rate
Russian entities	8.00%	8.70%
Romanian entities	7.00%	10.00%
German entities	5.15%	5.25%
Bulgarian entities	5.20%	5.50%
Ukrainian entities	14.00%	N/A
Expected return on plan assets	N/A	N/A
Rate of compensation increase
Russian entities	7.29%	7.79%
Romanian entities	5.37%	5.37%
German entities	4.00%	4.00%
Bulgarian entities	5.79%	5.49%
Ukrainian entities	9.00%	N/A

The results of sensitivity analysis of PBO as of December 31, 2011 are presented below:

Change in PBO as of December 31, 2011 % from the “Base Case” PBO
Discount rate of 1% p.a. lower than “base case”	6.8%
Salary growth of 1% p.a. higher than “base case”	2.3%
Staff turnover rate plus 3% p.p. for all ages	(6.9)%

The amounts in accumulated other comprehensive income expected to be recognized as components of net periodic benefit cost during the year ended December 31, 2012:

2012
Transition obligation (asset)	–
Net gain	(4,228)
Prior service cost	1,383
Total amounts expected to be recognized during 2012	(2,845)

The following benefit payments, which reflect expected future service, as appropriate, are expected to be paid:

	2012	2013	2014	2015	2016	2017-2021	Total
Pensions (including monthly financial support)	3,331	2,870	2,867	2,837	2,853	13,216	27,974
Other benefits	17,371	5,425	5,897	6,070	6,534	33,946	75,243
Total expected benefits to be paid	20,702	8,295	8,764	8,907	9,387	47,162	103,217

(b)            Other postretirement benefit obligations

Upon the acquisition by the Group of the BCG Companies on May 7, 2009 (refer to Note 3(e)), the Group recognized the healthcare postretirement benefit obligations. The movements in accumulated postretirement benefit obligation were as follows during the year ended December 31, 2011, 2010 and 2009:

	2011	2010	2009
Accumulated postretirement benefit obligation at beginning of year	40,534	27,109	–
Service cost	1,956	1,178	515
Interest cost	2,132	1,837	1,037
Obligations arising from acquisitions	–	–	21,420
Actuarial loss	2,044	12,001	4,875
Benefits paid	(1,894)	(1,591)	(738)
Accumulated postretirement benefit obligation at end of year	44,772	40,534	27,109

Amounts recognized in the consolidated balance sheets were as follows as of December 31, 2011, 2010 and 2009:

	December 31, 2011	December 31, 2010	December 31, 2009
Postretirement obligation, current portion	1,470	1,259	1,107
Postretirement obligation, net of current portion	43,302	39,275	26,002
Total postretirement obligation	44,772	40,534	27,109

The components of net periodic benefit cost were as follows for the years ended December 31, 2011, 2010 and 2009:

	2011	2010	2009
Service cost	1,956	1,178	515
Amortization of prior service cost	603	144	–
Interest cost	2,132	1,837	1,037
Net periodic benefit cost	4,691	3,159	1,552

A summary of accumulated postretirement benefit obligation, employer contributions, benefits paid and funded status were as follows as of December 31, 2011 and 2010:

	December 31, 2011	December 31, 2010
Accumulated postretirement benefit obligation at end of year	44,772	40,534
Employer contributions	1,894	1,591
Benefits paid	(1,894)	(1,591)
Funded status at end of year	(44,772)	(40,534)

Amounts recognized in AOCI were as follows for the year ended December 31, 2011 and 2010:

	2011	2010
Net actuarial loss	18,174	16,733

Other changes in assets and benefit obligations recognized in other comprehensive income were as follows as of December 31, 2011 and 2010:

	December 31, 2011	December 31, 2010
Net actuarial loss	2,044	12,001
Amortization of net loss	(603)	(144)
Total recognized in other comprehensive income	1,441	11,857

Other information used in actuarial valuation as of December 31, 2011 and 2010:

	December 31, 2011	December 31, 2010
Market-related value of assets as of beginning of fiscal period	–	–
Amount of future annual benefits of plan participants covered by insurance contracts issued by the employer or related parties	–	–
Alternative amortization methods used
Prior service cost	N/A	N/A
Unrecognized net (gain)/loss	None	None
Employer commitments to make future plan amendments (that serve as the basis for the employer`s accounting for the plan)	None	None

The key actuarial assumptions used to determine benefit obligations at December 31, 2011 and 2010:

	2011	2010
Discount rate	5.20%	5.64%
Expected return on plan assets	N/A	N/A
Rate of compensation increase	N/A	N/A
Healthcare cost trend rate	9.50%	10.00%
Ultimate rate	5.00%	5.00%
Number of years to reach ultimate rate	10	10

The key actuarial assumptions used to determine net benefit cost for the years ended December 31, 2011 and 2010:

	2011	2010
Discount rate	5.64%	6.28%
Expected return on plan assets	N/A	N/A
Healthcare cost trend assumed for the subsequent year	10.00%	10.00%
Ultimate rate	5.00%	5.00%
Number of years to reach ultimate rate	10	5

The results of sensitivity analysis of postretirement benefit obligations as of December 31, 2011 are presented below:

Change in postretirement benefit obligations as of December 31, 2011
Annual effect of 1% point increase in healthcare cost trend on:
Service and interest cost components	1,202
Accumulated postretirement benefit obligation	7,977
Annual effect of 1% point decrease in healthcare cost trend on:
Service and interest cost components	(805)
Accumulated postretirement benefit obligation	(6,300)

The amounts in accumulated other comprehensive income expected to be recognized as components of net periodic benefit cost during the year ended December 31, 2012:

2012
Transition obligation (asset)	–
Net loss	800
Prior service cost (credit)	–
Total amounts expected to be recognized during 2012	800

The following benefit payments, which reflect expected future service, as appropriate, are expected to be paid:

	2012	2013	2014	2015	2016	2017-2021	Total
Estimated future benefit payments reflecting expected future service	1,470	1,556	1,642	1,718	1,778	9,858	18,022

Finance Leases	12 Months Ended
Dec. 31, 2011
Finance Leases:
Finance Leases

17.            FINANCE LEASES

In 2009-2011, several subsidiaries of the Group entered into agreements with third parties for the lease of transport and production equipment. The leases were classified as finance (capital) leases in accordance with ASC 840, “Leases”, as they contain a bargain purchase option and the title to the leased equipment transfers to the lessee at the end of the lease term.

As of December 31, 2011 and 2010, the net book value of the leased assets was as follows:

	December 31, 2011	December 31, 2010
Transportation equipment and vehicles	445,850	195,054
Operating machinery and equipment	198,193	93,639
Construction-in-progress	596	1,731
Less: accumulated depreciation	(73,037)	(34,263)
Net value of property, plant and equipment, obtained under capital lease agreements	571,602	256,161

The carrying amount and maturities of capital lease liabilities as of December 31, 2011 were as follows:

	Total payable	Interest	Net payable
Payable in 2012	156,802	(59,895)	96,907
Payable in 2013	138,086	(46,518)	91,568
Payable in 2014	117,920	(34,621)	83,299
Payable in 2015	99,474	(23,911)	75,563
Payable in 2016	69,727	(14,413)	55,314
Payable thereafter	77,779	(8,274)	69,505
Total capital lease liabilities	659,788	(187,632)	472,156

The discount rate used for the calculation of the present value of minimum lease payments equals the implicit rate for the lessor and varies on different groups of equipment from 6.5% to 16.4% (U.S. dollar-denominated contracts), from 4.9% to 26.4% (euro-denominated contracts) and from 5.3% to 23.6% (ruble-denominated contracts). Interest expense charged to the accompanying Group’s statements of income and comprehensive income (loss) in 2011 and 2010 amounted to $52,679 and $18,664, respectively.

In 2011, the Group signed several finance lease contracts under which leased property was expected to be received in 2012-2017. The total amount of commitments under these lease contracts as of December 31, 2011 is equal to $102,510.

Equity	12 Months Ended
Dec. 31, 2011
Equity:
Equity

18.            EQUITY

(a)            Capital stock

The capital stock of Mechel OAO consists of 497,969,086 authorized common shares with par value of 10 Russian rubles (approximately $0.0003), of which 416,270,745 common shares were outstanding as of December 31, 2011 and 2010.

(b)            Preferred shares

On April 30, 2008, Mechel’s Extraordinary Shareholders’ Meeting adopted changes to its Charter, authorizing up to 138,756,915 preferred shares with a nominal value of 10 Russian rubles each for future issuances (representing 25% of the Mechel OAO’s share capital). Under the Russian law and the Mechel OAO’s Charter, these stocks are non-cumulative and have no voting rights, unless dividends are not paid in the year. The dividend yield is also fixed by the Charter and amounts to 0.2% of Mechel’s consolidated net income per 1% of preferred stocks issued.

On May 7, 2009, the Group transferred 83,254,149 preferred shares to the sellers of the BCG Companies as a part of purchase consideration. As of the acquisition date, the estimated value of the preferred shares amounted to $496,159 (refer to Note 3(e)). An excess of the appraised value of the preferred shares over their par value was accounted for as additional paid-in capital.

(c)            Dividends

In accordance with applicable legislation, Mechel and its subsidiaries can distribute all profits as dividends or transfer them to reserves. Dividends may only be declared from accumulated undistributed and unreserved earnings as shown in the statutory financial statements of both Russian and foreign Group’s subsidiaries. Dividends from Russian companies are generally subject to a 9% withholding tax for residents and 15% for non-residents, which can be reduced or eliminated if paid to foreign owners under certain applicable double tax treaties.

Effective January 1, 2008, intercompany dividends may be subject to a withholding tax of 0% (if at the date of dividends declaration, the dividend-recipient Russian company held a controlling (over 50%) interest in the share capital of the dividend payer for a period over one year, if the cost of acquisition of shares of the company paying dividends exceeded 500 million Russian rubles and the residence of the dividend distribution company is not included into the Ministry of Finance offshore list). Before 2011, dividends received by the Russian entities were subject to a profit tax of 0% only when all the relevant criteria described above were satisfied; otherwise the tax rate was 9%. One of the criteria was that the cost of the acquisition or receipt of ownership of the holding in the charter capital of the organization paying the dividends or depositary receipts conferring the right to receive dividends exceeds 500 million Russian rubles. This criterion was abolished by the Federal Law starting from January 1, 2011 in relation to the dividends accrued on the basis of results of the activities of organizations for 2010 and subsequent periods. Approximately $9,397,863 and $8,671,776 of statutory undistributed earnings were available for dividends as of December 31, 2011 and 2010, respectively.

On June 30, 2010, Mechel declared a dividend of 727.6 million Russian rubles ($23,325) to its shareholders for 2009, out of which $8,780 was subject to the distribution to the holders of preferred shares. During July-December 2010, the dividends declared for 2009 were paid in full amount.

On June 6, 2011, Mechel declared a dividend of 5,816 million Russian rubles ($208,650) to its shareholders for 2010, out of which $78,281 was subject to the distribution to the holders of preferred shares. During July-December 2011, the dividends declared for 2010 were paid in full amount.

(d)            Earnings per share

Net income per common share for all periods presented was determined in accordance with FASB ASC 260, “Earnings Per Share” (“ASC 260”), by dividing income available to shareholders by the weighted average number of shares outstanding during the three years ended December 31:

	2011	2010	2009
Net income (loss) available to common shareholders	649,604	648,433	(60,757)
Total weighted average number of shares outstanding during the period	416,270,745	416,270,745	416,270,745
Earnings (loss) per common share (in U.S. dollars)	1.56	1.56	(0.15)

Net income attributable to common shareholders of Mechel OAO for the years ended December 31, 2011 and 2010 has been computed by deducting the dividends on preferred shares for the years then ended, declared on June 30, 2011 and 2010, in the amount of $78,281and $8,780, respectively, from net income attributable to shareholders of Mechel OAO.

The total weighted-average number of common shares outstanding during the period was as follows:

Dates outstanding	Sharesoutstanding	Fraction ofperiod (days)	Weighted-average number of shares

2009:
Common shares: January 1-December 31	416,270,745	365	416,270,745
Total weighted average shares outstanding during the period	416,270,745		416,270,745

2010:
Common shares: January 1-December 31	416,270,745	365	416,270,745
Total weighted average shares outstanding during the period	416,270,745		416,270,745
2011:
Common shares: January 1-December 31	416,270,745	365	416,270,745
Total weighted average shares outstanding during the period	416,270,745		416,270,745

There were no dilutive securities issued as of December 31, 2011, 2010 and 2009.

(e)            Acquisitions of non-controlling interests

In February-December 2010, the Group purchased 0.71% of SKCC from non-controlling shareholders for $16,505 paid in cash. The transaction was accounted for as an equity transaction, and the difference between the fair value of the consideration paid and share of carrying value of net assets acquired, of $11,558, was attributed to additional paid-in capital.

On different dates from January through December 2011, the Group acquired 0.02% of voting shares of SKCC from third parties for $283 paid in cash. The purchase of non-controlling interest in SKCC was accounted for as an equity transaction and was recorded in the consolidated financial statements for the year ended December 31, 2011.

Income Taxes	12 Months Ended
Dec. 31, 2011
Income Taxes:
Income Taxes

19.            INCOME TAXES

Income before income tax attributable to different jurisdictions was as follows:

	Years ended December 31,
	2011	2010	2009
Russia	1,448,368	1,179,656	(390,020)
Switzerland	(57,874)	61,583	(45,254)
British Virgin Islands	5,467	144,032	518,437
Romania	(161,345)	(114,597)	(99,069)
Lithuania	(1,542)	(3,514)	(3,477)
Kazakhstan	(43,111)	(48,751)	34,009
USA	36,397	(34,223)	(50,103)
Other	(63,033)	(215,556)	130,701
Total	1,163,327	968,630	95,224

	Years ended December 31,
	2011	2010	2009
Current income tax expense (benefit)
Russia	323,370	195,514	41,940
Switzerland	7,512	921	3,911
Romania	1,153	80	57
Lithuania	–	–	(1)
Kazakhstan	5,783	531	–
USA	31	–	–
Other	15,355	4,215	4,651
	353,204	201,261	50,558
Deferred income tax expense (benefit)
Russia	16,577	34,147	(10,829)
Switzerland	(999)	(2,822)	3,073
Romania	(592)	(794)	(2,680)
Lithuania	234	48	230
Kazakhstan	(10,546)	55,964	(3,251)
USA	2,052	(8,007)	(20,200)
Other	(50)	(3,141)	1,992
	6,676	75,395	(31,665)
Total income tax expense	359,880	276,656	18,893

Taxes represent the Group’s provision for profit tax. During 2009-2011, income tax was calculated at 20% of taxable profit in Russia, at 10.8% in Switzerland, at 16% in Romania, at 15% in Lithuania, at 20% in Kazakhstan, 23% in Ukraine. The Group’s subsidiaries incorporated in Liechtenstein and British Virgin Islands are exempt from profit tax. In addition, in November 2009 the tax legislation of Kazakhstan was amended to decrease the statutory income tax rate from 30% in 2008 to 20% in 2009-2012, 17.5% – 2013, 15% – 2014 and thereafter. However, in 2010, new amendments in the tax legislation of Kazakhstan resulted in an increase in the statutory tax rate back to 20% for 2013 and thereafter. In June 2011, new amendments in the tax legislation of the US resulted in the decrease in tax rate to 40.0% in 2012 from 40.5% in 2009-2011.

The changes in income tax rates are effective from January 1 in each of the respective years. As of December 31, 2011, 2010 and 2009, the effect of these changes in the total amount of $4,135, $59,635 and $3,010 respectively, was recognized as an increase (in 2010) and a decrease (in 2011 and  2009) in the income tax expense for the year then ended in the Group’s statement of income and comprehensive income (loss).

The reconciliation between the income tax expense computed by applying the Russian enacted statutory tax rates to the income before tax and non-controlling interest, to the income tax expense reported in the financial statements is as follows:

	Years ended December 31,
	2011	2010	2009
Theoretical income tax expense computed on income before taxes at Russian statutory rate (20%)	232,665	193,726	19,045
Effects of other jurisdictions and permanent differences:
Remeasurement of contingent liability, non-taxable	–	–	(95,771)
Non-deductible expenses and non-taxable income, net	7,958	11,720	7,244
Social expenditures	9,355	1,102	3,975
?hange in valuation allowance	73,730	55,179	106,019
Change in unrecognized tax benefits under ASC 740	(301)	(12,964)	(7,345)
Different tax rates in foreign jurisdictions	8,401	(34,828)	(9,657)
Fines and penalties related to taxes	2,743	(20)	(1,296)
Change in tax rate and tax legislation	(4,135)	59,635	(3,010)
Effect from intragroup transactions	28,002	–	–
Other permanent differences	1,462	3,106	(311)
Income tax expense, as reported	359,880	276,656	18,893

The deferred tax balances were calculated by applying the currently enacted statutory tax rate in each jurisdiction applicable to the period in which the temporary differences between the carrying amounts and tax base (both in respective local currencies) of assets and liabilities are expected to reverse.

The amounts reported in the accompanying consolidated financial statements consisted of the following:

	December 31, 2011	December 31, 2010
Deferred tax assets, current:
Inventory	13,189	10,207
Net operating loss carry-forwards	23,185	58,730
Bad debt allowance	3,058	4,384
Timing difference in cost recognition	5,862	648
Accrued liabilities	6,925	6,932
Vacation provision	2,811	1,579
Other	1,099	4,622
Total deferred tax asset, current	56,129	87,102
Valuation allowance for deferred tax assets, current	(12,536)	(3,883)
Total deferred tax asset net of valuation allowance, current	43,593	83,219

Deferred tax assets, non-current:
Net operating loss carry-forwards	440,083	332,356
Asset retirement obligation	7,790	7,485
Property, plant and equipment	23,726	11,269
Pension obligations	17,931	16,166
Other	19,397	5,820
Total deferred tax assets, non-current	508,927	373,096
Valuation allowance for deferred tax assets, non-current	(334,993)	(306,592)
Total deferred tax asset net of valuation allowance, non-current	173,934	66,504
Total deferred tax asset, net	217,527	149,723

	December 31, 2011	December 31, 2010
Deferred tax liabilities, current:
Timing difference in revenue recognition	9,362	4,529
Timing difference in cost recognition	12,306	7,124
Inventories	39,187	24,936
Bad debt allowance	6,418	8,413
Other	6,469	2,142
Total deferred tax liabilities, current	73,742	47,144

Deferred tax liabilities, non-current:
Property, plant and equipment	476,931	386,661
Mineral licenses	1,143,478	1,196,181
Timing difference in cost recognition	11,969	18,038
Other	3,370	4,489
Total deferred tax liabilities, non-current	1,635,748	1,605,369
Total deferred tax liability	1,709,490	1,652,513

A deferred tax liability of approximately $27,849 and $31,598 as of December 31, 2011 and 2010, respectively, has not been recognized for temporary differences related to the Group’s investment in foreign subsidiaries primarily as a result of unremitted earnings of consolidated subsidiaries, as it is the Group’s intention, generally, to reinvest such earnings permanently.

Similarly, a deferred tax liability of $92,719 and $93,580 as of December 31, 2011 and 2010, respectively, has not been recognized for temporary difference related to unremitted earnings of consolidated domestic subsidiaries as management believes the Group has both the ability and intention to effect a tax-free reorganization or merger of major subsidiaries into Mechel.

For financial reporting purposes, a valuation allowance is recognized to reflect management’s estimate for realization of the deferred tax assets. Valuation allowances are provided when it is more likely than not that some or all of the deferred tax assets will not be realized in the future. These evaluations are based on expectations of future taxable income and reversals of the various taxable temporary differences. Deferred tax assets on net operating loss carryforwards which are considered to be realized in the future, are mostly related to the Russian, Kazakh and U.S. jurisdictions. For the Russian, Kazakh and U.S. income tax purposes, certain subsidiaries of the Group have accumulated tax losses incurred primarily in 2009-2011, which may be carried forward for use against their future income within 10 years in the full amounts.

As of December 31, 2011 and 2010, deferred tax assets on net operating loss carryforwards for statutory income tax purposes amounted to $463,268 and $391,086, respectively. As management concluded that the utilization of a substantial portion of such losses is not probable, the valuation allowances in the amount of $347,529 and $310,475 were recorded against net operating loss carryforwards by the Group as of December 31, 2011 and 2010, respectively.

Unrecognized tax benefits

Unrecognized income tax benefits of $2,190, including interest and penalties of $438, as of December 31, 2011 and $4,266, including interest and penalties of $717, as of December 31, 2010 were recorded by the Group in the accompanying consolidated balance sheets.

The reconciliation of the beginning and ending amount of unrecognized income tax benefits, net of interest and penalties, is as follows:

	2011	2010
Unrecognized income tax benefits at the beginning of year	3,549	9,244
Increases as a result of tax positions taken during prior periods	–	1,963
Decreases as a result of tax positions taken during prior periods	–	(7,213)
Increases as a result of tax positions taken during a prior period (DEMP acquisition)	143	–
Decreases relating to settlements with tax authorities	(2,029)	(503)
Translation difference	89	58
Unrecognized income tax benefits at the end of year	1,752	3,549

The reduction in unrecognized income tax benefits in 2011 was largely a result of a decrease relating to settlements with tax authorities. All unrecognized income tax benefits, if recognized, would affect the effective tax rate. Interest and penalties recognized in accordance with ASC 740 are classified in the financial statements as income taxes. The Group recognized interest and penalties of $189 and $606 in 2011 and 2010, respectively.

As of December 31, 2011, the tax years ended December 31, 2009-2011 remained subject to examination by Russian tax authorities. As of December 31, 2011, the tax years ended December 31, 2007-2011 remained subject to examination by Swiss, Liechtenstein, Romanian, Ukraine and the U.S. tax authorities. In some companies certain periods were reviewed by the tax authorities and based on the history the Group believes that probability of the repetitive review is less than 10%. Based on the underlying purchase agreement, any tax risks, which may be identified by the U.S. tax authorities for the period before the date of acquisition of the BCG Companies, will be imposed to the Seller.

Although the Group believes it is more likely than not that all recognized income tax benefits would be sustained upon examination, the Group has recognized some income tax benefits that have a reasonable possibility of successfully being challenged by the tax authorities.

Taxes Other Than Income Tax	12 Months Ended
Dec. 31, 2011
Taxes Other Than Income Tax:
Taxes Other Than Income Tax

20.        TAXES OTHER THAN INCOME TAX

Taxes other than income tax included in the consolidated income statements are comprised of the following:

	Years ended December 31,
	2011	2010	2009
Property and land tax	99,602	91,235	79,253
VAT	1,444	2,887	8,600
Fines and penalties related to taxes	291	1,881	379
Other taxes and penalties	1,562	14,756	16,971
Total taxes other than income tax	102,899	110,759	105,203

Property and land tax includes accruals for land tax, which amounted to $39,855, $37,775 and $31,931 for the years ended December 31, 2011, 2010 and 2009, respectively. This tax is levied on the land beneath the Group’s production subsidiaries that is occupied based on the right of perpetual use. According to land legislation, the right of perpetual use has to be re-registered before July 1, 2012 through purchase of land or operating leases up to 49 years.

Property and land tax also includes expenses for the operating lease of land, which ranges between 1 and 49 years. These land lease expenses amounted to $20,141, $14,583 and $10,323 for the years ended December 31, 2011, 2010 and 2009, respectively. The amount of rental payments is determined by local authorities and cannot be reasonably estimated beyond a five-year horizon. The table below presents future land rental payments for the next five years and thereafter under non-cancelable operating lease agreements based on the current rental rates:

Year of payment	Operating lease payments
2012	21,860
2013	18,112
2014	16,534
2015	16,191
2016	15,684
Thereafter	299,012
Total land operating lease payments	387,393

Included in other taxes and penalties related to taxes in 2011 are $2,524 relating to fees for the environmental restoration and air contaminant emission and $21,429 income relating to recalculation of mining taxes that belong to previous financial years.

General, Administrative and Other Operating Expenses	12 Months Ended
Dec. 31, 2011
General, Administrative and Other Operating Expenses:
General, Administrative and Other Operating Expenses

21.            GENERAL, ADMINISTRATIVE AND OTHER OPERATING EXPENSES

General, administrative and other operating expenses are comprised of the following:

	Years ended December 31,
	2011	2010	2009
Personnel and social contributions	363,906	303,911	221,976
Office expenses	55,311	47,197	40,272
Audit and consulting services	29,330	26,430	35,990
Depreciation	23,257	24,262	22,789
Social expenses	48,487	24,190	22,743
Consumables	23,393	14,410	12,397
Mitigation of accidents consequences	17,786	3,685	1,293
Banking charges and services	17,271	13,891	10,843
Business trips	10,704	9,320	5,518
Rent	12,520	7,776	5,169
Contributions to Mechel Fund	8,915	–	–
Obligation for stream mitigation	8,364	51	–
Insurance	8,025	7,077	3,481
Disposals of property, plant and equipment	(7,428)	783	2,865
Other	28,601	30,106	4,141
Total general, administrative and other operating expenses	648,442	513,089	389,477

Rent represents office-related expenses. Expenses for the operating lease of land, which ranges between 1 and 49 years are included into other taxes and disclosed in Note 20.

Contributions to Mechel Fund included founder contributions to the pension fund made by a number of the Group’s entities in the total amount of $8,915 during the year ended December 31, 2011, which based on the management’s interpretation of the Russian legislation do not meet the definition of an asset.

Obligation for stream mitigation in the total amount of $8,364 and $51 during the years ended December 31, 2011 and 2010, respectively, represents the cost of removal of the negative environmental impact of the BCG Companies’ mining operations according to Compensatory Mitigation Plans submitted to the US Army Corps of Engineers.

Other Income (expenses), Net	12 Months Ended
Dec. 31, 2011
Other Income (expenses), Net:
Other Income (expenses), Net

22.            OTHER INCOME (EXPENSES), NET

Other income (expenses), net is comprised of the following:

	Years ended December 31,
	2011	2010	2009
(Loss) gain resulting from remeasurement of contingent liability (refer to Note 3(e))	(1,760)	(1,630)	494,238
(Loss) gain on sale of investments	(6)	(2,589)	155
Gain on forgiveness of fines and penalties	47	–	1,241
Gain on accounts payable with expired legal term	5,390	5,523	2,571
Gain from bargain purchase	–	7,515	–
Loss on remeasurement of equity interest (refer to Note 3(e))	–	(2,044)	–
Loss on currency operations	(6,078)	(6,408)	(3,653)
Other taxes	(6,081)	(5,743)	–
Other income (expenses), net	1,628	(3,611)	5,705
Total other (expenses) income, net	(6,860)	(8,987)	500,257

Gain on accounts payable with expired legal term constitutes gain on the write-off of payable amounts that were written-off due to legal liquidation of the creditors or expiration of the statute of limitation.

Segment Information	12 Months Ended
Dec. 31, 2011
Schedule of Segment Reporting Information, by Segment:
Segment Reporting

(y)             Segment reporting

According to FASB ASC 280, “Segment Reporting” (“ASC 280”), segment reporting follows the internal organizational and reporting structure of the Group. The Group’s operations are presented in four business segments as follows:

-           Steel segment, comprising production and sales of semi-finished steel products, carbon and specialty long products, carbon and stainless flat products, value-added downstream metal products, including forgings, stampings, and hardware;

-           Mining segment, comprising production and sales of coal (coking and steam) and middlings, coke and chemical products, and iron ore, which supplies raw materials to the Steel, Ferroalloy and Power segments and also sells substantial amounts of raw materials to third parties;

-           Power segment, comprising generation and sales of electricity and heat power, which supplies electricity, gas and heat power to the Steel, Ferroalloy and Mining segments;

-                 Ferroalloy segment, comprising production and sales of nickel, chrome and ferrosilicon, which supplies raw materials to the Steel segment and also sells substantial amounts of raw materials to third parties.

Commitments and Contingencies	12 Months Ended
Dec. 31, 2011
Commitments and Contingencies:
Commitments and Contingencies

24.            COMMITMENTS AND CONTINGENCIES

Commitments

In the course of carrying out its operations and other activities, the Group and its subsidiaries enter into various agreements, which would require the Group to invest in or provide financing to specific projects or undertakings. In management’s opinion, these commitments are entered into under standard terms, which are representative of each specific project’s potential and should not result in an unreasonable loss.

As of December 31, 2011, the total Group’s contractual commitments to acquire property, plant and equipment amounted to $2,179,494.

Included in the commitments related to acquisition of property, plant and equipment are amounts arising from various purchase agreements in respect of railway construction for the Elga project. The total amount of remaining commitments under the construction contracts as of December 31, 2011 is equal to $1,257,982.

The BCG Companies utilize coal preparation and loading facilities on their property that are owned and operated by third parties. The agreements covering the BCG Companies use of these facilities expire in 2016 and require minimum payment amounts should the BCG Companies fail to achieve defined throughput levels. These minimum amounts total $3,960 annually for the period from December 31, 2011 to December 31, 2015 and $2,640 in the aggregate for the period thereafter.

Contingencies

(a)           Guarantees

As of December 31, 2011, the Group guaranteed the fulfillment of obligations to third parties for the total amount of $2,439. These guarantees are given by the Group under mortgage loans provided to individuals.

(b)           Environmental

In the course of the Group’s operations, the Group may be subject to environmental claims and legal proceedings. The quantification of environmental exposures requires an assessment of many factors, including changing laws and regulations, improvements in environmental technologies, the quality of information available related to specific sites, the assessment stage of each site investigation, preliminary findings and the length of time involved in remediation or settlement. The BCG Companies are subject to extensive U.S. laws, government regulations and other requirements relating to the protection of the environment, health and safety and other matters, which could impose additional costs to the Group. The U.S. regulatory agencies have the authority to temporarily or permanently close the BCG Companies’ mines or modify their operations because the operations of the BCG Companies may impact the environment or cause or contribute to contamination or exposure to hazardous substances, which could result in environmental liabilities and limit the Group’s ability to produce and sell coal in the United States. Management does not believe that any pending environmental claims or proceedings will have a material adverse effect on its financial position and results of operations.

The Group estimated the total amount of capital investments to address environmental concerns at its various subsidiaries at $20,629 as of December 31, 2011. These amounts are not accrued in the consolidated financial statements until actual capital investments are made.

Possible liabilities, which were identified by management as those that can be subject to potential claims from environmental authorities are not accrued in the consolidated financial statements. The amount of such liabilities was not significant.

(c)           EU ascension commitments

Integration of Romania into the European Union (“EU”) required, in particular, adoption of a new national strategy aimed at restructuring of major metallurgical entities, including Mechel Targoviste S.A. and Mechel Campia Turzii S.A. As an integral part of the restructuring process, individual viability plans agreed with EU consultants are to be incorporated into the business plans of entities. Implementation of these plans and achievement of the targets should be provided by investors in accordance with their contractual obligations under privatization contracts. Viability plans of Mechel Targoviste S.A. and Mechel Campia Turzii S.A. include additional investments into technology development and ecology improvement. After the completion of the restructuring, key business performance indicators of both companies are to be in line with effectiveness requirements of the EU.

In September 2010, the European Commission confirmed the compliance of Mechel Targoviste S.A. and Mechel Campia Turzii S.A. with all the key benchmark indicators required.

(d)           Taxation

The Group is subject to taxation to the largest extent in Russia, and secondarily in other jurisdictions. Russian tax, currency and customs legislation is subject to varying interpretations, and changes, which can occur frequently. Management’s interpretation of such legislation as applied to the transactions and activity of the Group may be challenged by the relevant regional and federal authorities. Recent events within the Russian Federation suggest that the tax authorities are taking a more assertive position in its interpretation of the legislation and assessments and as a result, it is possible that transactions and activities that have not been challenged in the past may be challenged. As such, significant additional taxes, penalties and interest may be assessed. Fiscal periods remain open to review by the authorities in respect of taxes for three calendar years preceding the year of review. Under certain circumstances reviews may cover longer periods.

In Russia, generally tax declarations remain open and subject to inspection for a period of three years. The fact that a year has been reviewed does not close that year, or any tax declaration applicable to that year, from further review during the three-year period.

In other tax jurisdictions where the Group conducts operations or holds shares, taxes are generally charged on the income arising in that jurisdiction. In some jurisdictions agreements to avoid double taxation are signed between different jurisdictions; however, the risk of additional taxation exists, especially in respect of certain domiciles where some of the Group entities are located and which are considered to be tax havens.

Management believes that it has paid or accrued all taxes that are applicable. Where uncertainty exists, the Group has accrued tax liabilities based on management’s best estimate of the probable outflow of resources embodying economic benefits, which will be required to settle these liabilities. In accordance with FASB ASC 450, “Contingencies” (“ASC 450”), the Group accrued $12,179 and $8,898 of other tax claims that management believes are probable, as of December 31, 2011 and 2010, respectively. In addition, income tax accrual was made under ASC 740 (refer to Note 19).

As of December 31, 2011, the Group does not believe that any other material tax matters exist relating to the Group, including current pending or future governmental claims and demands, which would require adjustment to the accompanying financial statements in order for those statements not to be materially misstated or misleading.

Possible liabilities, which were identified by management as those that can be subject to different interpretations of the tax law and regulations and largely related to mineral extraction tax are not accrued in the consolidated financial statements. The amount of such liabilities was insignificant.

(e)           Litigation, claims and assessments

The Group is subject to various lawsuits and claims with respect to such matters as personal injury, wrongful death, damage to property, exposure to hazardous substances, governmental regulations including environmental remediation, employment and contract disputes and other claims and actions arising out of the normal course of business. In the cases related to the U.S. subsidiaries, insurance or other indemnification protection is generally available to the Group from the previous owners, which should offset the financial impact on the Group, if any. Therefore, management’s current estimates related to these pending claims, individually and in the aggregate, are immaterial to the financial position, results of operations or cash flows of the Group. If the Group is unable to recover the losses from the previous owners, it is reasonably possible that the ultimate liabilities with respect to these lawsuits and claims may be material to the financial position, results of operations or cash flows of the Group.

In 2008, Pinnacle Mining Company (“Pinnacle”) filed a suit against the Group’s US subsidiary and a third party engineering firm in the U.S. District Court for the Southern District of Beckley, West Virginia. Pinnacle asserts claims against defendants for negligence, strict liability, violation of the Federal Surface Mining Control and Reclamation Act, and injunctive relief. The case arises from mining activity by the Group’s subsidiary in the “safety zone” of a coal slurry impoundment maintained by Pinnacle. The parties filed a joint motion to stay, and the court granted the stay, which has allowed additional time for the regulatory agencies involved to determine what steps are necessary for remediation. A plan has been submitted by the defendants and was approved by the West Virginia Department of Environmental Protection (“WVDEP”). The Group completed an installation of pumps to dewater the mine in accordance with the plan. At present, the Group has an unresolved issue regarding Pinnacle’s access to the underground part of the mine.  The Group is defending the matter and anticipates settlement of this matter between $500 and $1,000.

In May 2009, Suncoke served the Group’s US subsidiary with the claim for failure of performance of its obligations under contracts to supply coal to Suncoke in 2008. Suncoke has not made any further legal actions against the Group since that time. The Group is defending on the grounds that Suncoke was able to cover the subject coal at no additional cost to Suncoke and Suncoke was also in violation of its contractual obligations in 2008 for not accepting delivery of the tonnage as provided in the contract agreement. The maximum amount of this claim is $67,046.

The Group’s US subsidiary is a defendant in a case brought in September 2008 in the Circuit Court of Ohio County by Mountain State Carbon, LLC. The lawsuit alleges breach of contract, implied duty of good faith and fair dealing against the Group’s US subsidiary. Mountain State claims damages of $4,500.

The Group does not expect to suffer any losses resulting from these lawsuits that related to event prior to the Group’s acquisition of the BCG Companies as it has full indemnity from the BCG Companies’ previous owners in accordance with the terms of the acquisition agreement.

In March 2009, Dean Frederick, a non-controlling Group’s shareholder, filed a court suit in the Southern district court of New York, USA, claiming that the Group had not disclosed significant facts of the Group’s financial position, business activities among the Group’s subsidiaries and improper conduct of business through the use of transfer pricing on sales of coal and tax evasion. Claims were based on the Federal Antimonopoly Service (“FAS”) decision and press publications around it. The amount of claims and evidences of the Group’s alleged wrong-doing were not stated in the suit. During 2010, the court heard evidence of both parties and accepted the motion from the Group. In August 2011, the district court granted the Group’s motion to dismiss the amended complaint and agreed with the Group that the plaintiffs had not pled and could not plead any motive on the part of the individual defendants to have misled investors. The court did not allow the plaintiffs to amend their complaint.

In September 2011, the plaintiffs filed a notice of their intent to appeal the district court’s decision to the U.S. Court of Appeals for the second circuit. In March 2012, U.S. Court of Appeals heard oral arguments and, on April 11, 2012, it affirmed the lower court’s dismissal of all of the claims of the plaintiffs. The plaintiffs may still appeal the decision to the U.S. Supreme Court. Management cannot predict the outcome of the suit but expects to be able to defend its position in the court.

In April 2011, Glencore International AG filed a claim against Mechel Carbon AG with the Zurich Chamber of Commerce for a failure to fulfill its obligations under the coal supply contract. The amount of claim is $5,363 plus 5% p.a. and the Group expects to reach a successful resolution of this matter.

(f)            Russian business environment

Russia continues economic reforms and development of its legal, tax and regulatory frameworks as required by a market economy. The future stability of the Russian economy is largely dependent upon these reforms and developments and the effectiveness of economic, financial and monetary measures undertaken by the government.

The Russian economy is vulnerable to market downturns and economic slowdowns elsewhere in the world. The global financial crisis has resulted in a decline in the gross domestic product, capital markets instability, significant deterioration of liquidity in the banking sector, and tighter credit conditions within Russia. While the Russian Government has introduced a range of stabilization measures aimed at providing liquidity to Russian banks and companies, there continues to be uncertainty regarding the access to capital and cost of capital for the Group and its counterparties, which could affect the Group’s financial position, results of operations and business prospects. These considerations similarly apply to other jurisdictions where the Group operates.

While management believes it is taking appropriate measures to support the sustainability of the Group’s business in the current circumstances, unexpected further deterioration in the areas described above could negatively affect the Group’s results and financial position in a manner not currently determinable.

Subsequent Events	12 Months Ended
Dec. 31, 2011
Subsequent Events:
Subsequent Events

25.            SUBSEQUENT EVENTS

(a)            Placement of bonds

On February 14, 2012, Mechel OAO issued 5,000,000 ruble-denominated bonds in an aggregate principal amount of 5 billion Russian rubles ($167,295 as of the placement date). The bonds were issued at 100% par value. Interest is payable every 6 months in arrears. The interest rate for the first coupon period was determined upon the issuance based on the bids of buyers and amounted to 10.25% p.a. The interest rate for the second to the fourth coupon periods is set as equal to that of the first period. The interest rate for the fifth to sixth coupon periods is set by the Group and made public 5 days before the respective coupon period starts. The bondholders have an option to demand repayment of the bonds at par value starting February 7, 2014. The obligatory redemption date is February 10, 2015.

On April 10, 2012, Mechel OAO issued 15,000,000 ruble-denominated bonds in an aggregate principal amount of 15 billion Russian rubles ($506,145 as of the placement date). The bonds were issued at 100% par value. Interest is payable every 6 months in arrears. The interest rate for the first coupon period was determined upon the issuance based on the bids of buyers and amounted to 11.25% p.a. The interest rate for the second to the sixth coupon periods is set as equal to that of the first period. The obligatory redemption date is April 7, 2015.

(b)            VTB credit facility

As disclosed in Note 13, in April 2012, the subsidiaries of the Group and VTB Bank signed amendments to the credit facilities for the total amount of 13.6 billion Russian rubles ($461,469 as of the date of the amendments), extending the maturities by three years. The repayment should be made in four equal payments starting from July 2014 through April 2015. In 2012, the interest rate was agreed as MosPrime plus 4.5% p.a.

(c)            New borrowings

Subsequent to December 31, 2011, the most significant new borrowings entered by the Group were as follows:

In January 2012, Mechel Trading AG obtained a loan in the amount of $150,000 from Alfa-bank repayable in October 2016 bearing interest at 7% p.a.

In April 2012, Yakutugol and SKCC obtained a credit line facility in the total amount of $500,000 from Gazprombank repayable in April 2017 bearing interest at 7.5% p.a. The borrowers` obligations under the credit line agreement are guaranteed by Mechel Mining and secured by 25% plus 1 of KMP shares.

(d)            Subsoil licenses

In the course of inspections conducted in November 2011, the Federal Service for the Supervision of the Use of Natural Resources (the “Rosprirodnadzor”) discovered certain violations of the terms of several subsoil licenses held by SKCC. The Federal Agency for Subsoil Use has requested that the Group rectify these violations, and, in May 2012, the Group presented its report on measures that the Group had implemented. This report was accepted by the Commission for Termination of Subsoil Licenses of the Federal Agency for Subsoil Use (“Commission for Termination of Subsoil Licenses”).

During inspections conducted through March and April 2012, Rosprirodnadzor identified certain violations of the terms of several subsoil licenses held by Yakutugol, and the Federal Agency for Subsoil Use requested that the Group rectify these violations. The Group expects to receive the detailed notification regarding required measures and deadlines in the near future and will use all possible efforts to comply with these requirements. Failure to comply with the notification of the Federal Agency for Subsoil Use may lead to early termination of Yakutugol’s licenses for the Moshchny as well as the Piatimetrovy and Promezhutochny II seams license areas of Neryungrinsky Open Pit.

General: Formation (Policies)	12 Months Ended
Dec. 31, 2011
Formation:
Formation

(a)         Formation

Mechel OAO (“Mechel”, formerly – Mechel Steel Group OAO) was incorporated on March 19, 2003, under the laws of the Russian Federation in connection with a reorganization to serve as a holding company for various steel and mining companies owned by two individual shareholders (the “Controlling Shareholders”). The Controlling Shareholders, directly or through their affiliates, either acquired existing companies or established new companies, at varying dates from 1995 through March 19, 2003, which were contributed to Mechel after its formation. Mechel and its subsidiaries are collectively referred to herein as the “Group”. Set forth below is a summary of the Group’s primary subsidiaries:

Name of subsidiary	Registered in	Core business	Date control acquired/ date of incorporation (*)	Interest in voting stock held by the Group at December 31,
				2011	2010	2009
Mechel International Holdings GmBH (MIH)	Switzerland	Holding and trading	July 1, 1995	100.0%	100.0%	100.0%
Mechel Metal Supply AG (MMS)	Liechtenstein	Trading	Oct 30, 2000	100.0%	100.0%	100.0%
Mechel Trading House (MTH)	Russia	Trading	June 23, 1997	100.0%	100.0%	100.0%
Southern Kuzbass Coal Company (SKCC)	Russia	Coal mining	Jan 21, 1999	96.6%	96.6%	95.9%
Tomusinsk Open Pit Mine (TOPM)	Russia	Coal mining	Jan 21, 1999	74.5%	74.5%	74.5%
Chelyabinsk Metallurgical Plant (CMP)	Russia	Steel products	Dec 27, 2001	94.2%	94.2%	94.2%
Southern Urals Nickel Plant (SUNP)	Russia	Nickel	Dec 27, 2001	84.1%	84.1%	84.1%
Vyartsilya Metal Products Plant (VMPP)	Russia	Steel products	May 24, 2002	93.3%	93.3%	93.3%
Beloretsk Metallurgical Plant (BMP)	Russia	Steel products	June 14, 2002	91.4%	91.4%	91.4%
Mechel Targoviste S.A.	Romania	Steel products	Aug 28, 2002	86.6%	86.6%	86.6%
Ural Stampings Plant (USP)	Russia	Steel products	April 24, 2003	93.8%	93.8%	93.8%
Korshunov Mining Plant (KMP)	Russia	Iron ore mining	Oct 16, 2003	85.6%	85.6%	85.6%
Mechel Campia Turzii S.A.	Romania	Steel products	June 20, 2003	86.6%	86.6%	86.6%
Mechel Nemunas (MN)	Lithuania	Steel products	Oct 15, 2003	100.0%	100.0%	100.0%
Mechel Energo	Russia	Power trading	Feb 3, 2004	100.0%	100.0%	100.0%
Port Posiet	Russia	Transportation	Feb 11, 2004	97.1%	97.1%	97.1%
Kaslinsky Architectural Art Casting Plant	Russia	Steel products	April 14, 2004	100.0%	100.0%	100.0%
Izhstal	Russia	Steel products	May 14, 2004	88.4%	88.4%	88.4%
Port Kambarka	Russia	Transportation	April 27, 2005	90.4%	90.4%	90.4%
Mechel Service	Russia	Trading	May 5, 2005	100.0%	100.0%	100.0%
Mechel Trading Ltd.	Switzerland	Trading	Dec 20, 2005	100.0%	100.0%	100.0%
Metals Recycling	Russia	Scrap collecting	March 14, 2006	100.0%	100.0%	100.0%
Moscow Coke and Gas Plant (Moskoks)	Russia	Coke production	Oct 4, 2006	99.5%	99.5%	99.5%
Southern Kuzbass Power Plant (SKPP)	Russia	Power generation	April 19, 2007	98.3%	98.3%	98.3%
Mechel Finance**	Russia	Corporate finance	June 6, 2007	–	100.0%	100.0%
Kuzbass Power Sales Company (KPSC)	Russia	Power sales	June 30, 2007	72.1%	72.1%	72.1%
Bratsk Ferroalloy Plant (BFP)	Russia	Ferroalloy production	Aug 6, 2007	100.0%	100.0%	100.0%
Yakutugol	Russia	Coal mining	Oct 19, 2007	100.0%	100.0%	100.0%
Mechel-Carbon	Switzerland	Trading	April 2, 2008	100.0%	100.0%	99.2%
Ductil Steel S.A. (Ductil Steel)	Romania	Steel products	April 8, 2008	100.0%	100.0%	100.0%
Oriel Resources Plc. (Oriel)	Great Britain	Chrome and nickel	Apr 17, 2008	100.0%	100.0%	100.0%
Mechel-Mining OAO	Russia	Holding	April 18, 2008	98.69%	98.69%	98.44%
HBL Holding GmbH (HBL)	Germany	Trading	Sept 26, 2008	100.0%	100.0%	100.0%
Mechel Remservice	Russia	Repairs	Feb 9, 2009	100.0%	100.0%	100.0%
The BCG Companies	USA	Coal mining	May 7, 2009	100.0%	100.0%	100.0%
Laminorul S.A..	Romania	Steel products	Feb 25, 2010	90.9%	90.9%	–
Ramateks	Turkey	Trading	June 18, 2010	100.0%	100.0%	–
Toplofikatsia Rousse (TPP Rousse)	Bulgaria	Power generation	Dec 9, 2010	100.0%	100.0%	49.0%
Mechel Mining Trading House	Russia	Trading	May 19, 2011	100.0%	–	–
Invicta Merchant Bar	Great Britain	Steel products	Aug 22, 2011	100.0%	–	–
Donetsk Electrometallurgical Plant (DEMP)	Ukraine	Steel products	Dec 22, 2011	100.0%	–	–

*     Date, when a control interest was acquired or a new company established by either the Group or Controlling Shareholders.

**    Mechel Finance was liquidated on February 24, 2011.

General: Controlling Shareholders and Reorganization (Policies)	12 Months Ended
Dec. 31, 2011
Controlling Shareholders and Reorganization:
Controlling Shareholders and Reorganization

(b)         Controlling Shareholders and Reorganization

From 1995 until December 2006, the Controlling Shareholders acted in concert pursuant to a written Ownership, Control and Voting Agreement, which requires them to vote all shares of Mechel’s subsidiaries owned by them in the same manner. The establishment of the Group in March 2003 involved the contribution of certain of the above subsidiaries, acquired before March 19, 2003, by the Controlling Shareholders to Mechel in exchange for all the outstanding capital stock of Mechel, forming a new holding company via an exchange of shares.

As a result of this restructuring, the Controlling Shareholders maintained their original equal ownership in the subsidiaries through Mechel and Mechel became a direct holder of the stock of the subsidiaries.

Shareholders in each of Mechel’s subsidiaries before the restructuring who were not Controlling Shareholders did not contribute any shares in these subsidiaries to Mechel in exchange for its shares and were considered as outside the control group, and these shareholders retained a non-controlling interest in the subsidiaries. Thus, to the extent non-controlling interests existed in the entities under common control prior to March 19, 2003, such non-controlling interests did not change as a result of the formation of Mechel and the reorganization of the Group.

During 2006, one of the Controlling Shareholders sold all his Mechel’s stock to the other Controlling Shareholder, and the Ownership, Control and Voting Agreement was terminated on December 21, 2006.

General: Basis of Presentation (Policies)	12 Months Ended
Dec. 31, 2011
Basis of Presentation:
Basis of Presentation

(c)          Basis of presentation

The formation of Mechel and contribution of the subsidiaries’ shares into Mechel’s capital represents a reorganization of entities under common control, and accordingly, has been accounted for in a manner akin to a pooling for the periods presented.

General: Business (Policies)	12 Months Ended
Dec. 31, 2011
Recently Issued Accounting Pronouncements:
Business

(d)         Business

The Group operates in four business segments: steel (comprising steel and steel products), mining (comprising coal, iron ore and coke), ferroalloy (comprising nickel, chrome and ferrosilicon) and power (comprising electricity and heat power), and conducts operations in Russia, Ukraine, Turkey, Kazakhstan, the USA and Europe. The Group sells its products within Russia and foreign markets. Through acquisitions, the Group has added various businesses to explore new opportunities and build an integrated steel, mining, ferroalloy and power group. The Group operates in a highly competitive and cyclical industry; any local or global downturn in the industries may have an adverse effect on the Group’s results of operations and financial condition. The Group will require a significant amount of cash to fund capital improvement programs and business acquisitions. While the Group will utilize funds from operations, it expects to continue to rely on capital markets and other financing sources for its capital needs.

Summary of Significant Accounting Policies: Basis of Accounting (Policies)	12 Months Ended
Dec. 31, 2011
Basis of Accounting:
Basis of Accounting

(a)            Basis of accounting

Russian affiliates and subsidiaries of the Group maintain their books and records in Russian rubles and prepare accounting reports in accordance with the accounting principles and practices mandated by Russian Accounting Regulations ("RAR"). Foreign subsidiaries and affiliates maintain their books and records in different foreign functional currencies and prepare accounting reports in accordance with generally accepted accounting principles ("GAAP") in various jurisdictions. The financial statements and accounting reports for the Group and its subsidiaries and affiliates for the purposes of preparation of these consolidated financial statements in accordance with generally accepted accounting principles in the United States of America ("U.S. GAAP") have been translated and adjusted on the basis of the respective standalone Russian statutory or other GAAP financial statements.

The accompanying consolidated financial statements differ from the financial statements issued for Russian statutory and other GAAP purposes in that they reflect certain adjustments, not recorded in the statutory books, which are appropriate to present the financial position, results of operations and cash flows in accordance with U.S. GAAP. The principal adjustments relate to: (1) purchase accounting; (2) recognition of interest expense and certain operating expenses; (3) valuation and depreciation of property, plant and equipment and mineral licenses; (4) pension benefit obligations; (5) foreign currency translation; (6) deferred income taxes; (7) accounting for tax penalties; (8) revenue recognition; (9) valuation allowances for unrecoverable assets, and (10) recording investments at fair value.

In June 2009, the Financial Accounting Standards Board ("FASB") issued the Accounting Standards Update ("ASU") 2009-01 ("ASU 2009-01"). ASU 2009-01, also issued as FASB statement of Financial Accounting Standards ("SFAS") 168, "The FASB Accounting Standards Codification and the Hierarchy of Generally Accepted Accounting Principles", is effective for financial statements issued after September 15, 2009. ASU 2009-01 requires that the FASB's Accounting Standards Codification ("ASC") become the single source of authoritative U.S. GAAP principles recognized by the FASB. The Group adopted ASU 2009-01 and changed references to U.S. GAAP in its consolidated financial statements issued for the year ended December 31, 2009. The adoption of ASU 2009-01 did not have an impact on the Group's consolidated financial position or results of operations.

Summary of Significant Accounting Policies: Basis of Consolidation (Policies)	12 Months Ended
Dec. 31, 2011
Recently Issued Accounting Pronouncements:
Basis of Consolidation

(b)            Basis of consolidation

The consolidated financial statements of the Group include the accounts of all majority owned subsidiaries where no non-controlling interests or group of non-controlling interests exercises substantive participating rights. Investments in companies that the Group does not control, but has the ability to exercise significant influence over their operating and financial policies, are accounted for under the equity method. Accordingly, the Group’s share of net earnings and losses from these companies is included in the consolidated income statements as income from equity investments. All other investments in equity securities are recorded at cost and adjusted for impairment, if any. Intercompany profits, transactions and balances have been eliminated in consolidation.

Effective January 1, 2010, the Group adopted required changes to consolidation guidance for variable interest entities that require an enterprise to perform an analysis to determine whether the enterprise’s variable interest or interests give it a controlling financial interest in a variable interest entity. These changes to the consolidation guidance defined the primary beneficiary of a variable interest entity as the enterprise that has (1) the power to direct the activities of a variable interest entity that most significantly impact the entity’s economic performance and (2) the obligation to absorb losses of the entity that could potentially be significant to the variable interest entity, or the right to receive benefits from the entity that could potentially be significant to the variable interest entity. In addition, the required changes provide guidance on shared power and joint venture relationships, remove the scope exemption for qualified special purpose entities, revise the definition of a variable interest entity, and require additional disclosures.

The adoption of the above mentioned changes to consolidation guidance did not have any impact on the consolidated financial statements of the Group.  The Group does not have significant consolidated variable interest entities.

Summary of Significant Accounting Policies: Business Combinations (Policies)	12 Months Ended
Dec. 31, 2011
Recently Issued Accounting Pronouncements:
Business Combinations

(c)            Business combinations

From January 1, 2009, the Group accounts for its business acquisitions according to FASB ASC 805, “Business Combinations” (“ASC 805”), and FASB ASC 810, “Consolidation” (“ASC 810”). The Group applies the acquisition method of accounting and recognizes the assets acquired, liabilities assumed and any non-controlling interest in the acquiree at the acquisition date, based on their respective estimated fair values measured as of that date. Determining the fair value of assets acquired and liabilities assumed requires management’s judgment and often involves the use of significant estimates and assumptions, including assumptions with respect to future cash inflows and outflows, discount rates, license and other asset lives and market multiples, among other items.

Summary of Significant Accounting Policies: Goodwill (Policies)	12 Months Ended
Dec. 31, 2011
Financial Instruments:
Goodwill

(d)            Goodwill

Goodwill represents the excess of the consideration transferred plus the fair value of any non-controlling interests in the acquiree at the acquisition date over the fair values of the identifiable net assets acquired. For the acquisitions with the effective date before January 1, 2009, the excess of the fair value of net assets acquired over cost, known as negative goodwill, was allocated to the acquired non-current assets, except for the deferred taxes, if any, until they were reduced to zero. Since January 1, 2009, the excess of the fair value of net assets acquired over the fair value of the consideration transferred plus the fair value of any non-controlling interests is recognized as a gain in the consolidated statements of income and comprehensive  income (loss) on the acquisition date.

For investees accounted for under the equity method, the excess of cost to acquire a share in those companies over the Group’s share of fair value of their net assets as of the acquisition date is treated as goodwill embedded in the investment account. Goodwill arising from equity method investments is not amortized, but tested for impairment on annual basis.

Summary of Significant Accounting Policies: Non-controlling Interest (Policies)	12 Months Ended
Dec. 31, 2011
Non-controlling Interest:
Non-controlling Interest

(e)            Non-controlling interest

Non-controlling interests in the net assets and net results of consolidated subsidiaries are shown under the “Non-controlling interests” and “Net income attributable to non-controlling interests” lines in the accompanying consolidated balance sheets and statements of income and comprehensive income (loss), respectively. Losses attributable to the Group and the non-controlling interests in a subsidiary may exceed their interests in the subsidiary’s equity. The excess, and any further losses attributable the Group and the non-controlling interests, are to be attributed to those interests. That is, the non-controlling interests continue to be attributed to its share of losses even if that attribution results in a deficit non-controlling interest balance.

Prior to the Group’ s adoption of ASC 810 on January 1, 2009, the Group recognized 100% of losses for majority-owned subsidiaries that incur losses, after first reducing the related non-controlling interests’ balances to zero, unless minority shareholders were committed to fund the losses. When a majority-owned subsidiary becomes profitable, the Group recognizes 100% of profits until such time as the excess losses previously recorded have been recovered. Thereafter, the Group recognizes profits in accordance with the underlying ownership percentage.

Summary of Significant Accounting Policies: Reporting and Functional Currencies (Policies)	12 Months Ended
Dec. 31, 2011
Reporting and Functional Currencies:
Reporting and Functional Currencies

(f)             Reporting and functional currencies

The Group has determined its reporting currency to be the U.S. dollar. The functional currencies for Russian, European, Romanian, Ukrainian, Kazakh, Bulgarian and Turkish subsidiaries of the Group are the Russian ruble, euro, the Romanian lei, the Ukrainian hryvnia, the Kazakh tenge, the Bulgarian lev and the Turkish lira, respectively. The U.S. dollar is the functional currency of the other international operations of the Group.

The translation adjustments resulting from the process of translating financial statements from the functional currency into the reporting currency are included in determining other comprehensive income. Mechel’s Russian, European, Romanian, Ukrainian, Kazakh, Bulgarian and Turkish subsidiaries translate local currencies into U.S. dollars using the current rate method as prescribed by FASB ASC 830, “Foreign Currency Matters” (“ASC 830”), for all periods presented.

Summary of Significant Accounting Policies: Management Estimates (Policies)	12 Months Ended
Dec. 31, 2011
Management Estimates:
Management Estimates

(g)            Management estimates

The preparation of the consolidated financial statements requires management to make estimates and assumptions that affect the reported carrying amounts of assets and liabilities, and disclosure of contingent assets and liabilities as of the date of the financial statements, and the amounts of revenues and expenses recognized during the reporting period. Actual results could differ from those estimates.

Summary of Significant Accounting Policies: Property, Plant and Equipment (Policies)	12 Months Ended
Dec. 31, 2011
Recently Issued Accounting Pronouncements:
Property, Plant and Equipment

(h)            Property, plant and equipment

Property, plant and equipment is recorded at cost less accumulated depletion and depreciation. Property, plant and equipment acquired in business combinations are initially recorded at their respective fair values as determined by independent appraisers in accordance with the requirements of ASC 805. In the reporting periods ending before January 1, 2009, for the purpose of determining the carrying amounts of the property, plant and equipment pertaining to interests of non-controlling shareholders in business combinations when less than a 100% interest is acquired, the Group used appraised fair values as of the acquisition dates in the absence of reliable and accurate historical cost bases for property, plant and equipment, which represented a departure from the U.S. GAAP effective before January 1, 2009. The portion of non-controlling interest not related to property, plant and equipment was determined based on the historical cost of those assets and liabilities.

Summary of Significant Accounting Policies: Mining Assets and Processing Plant and Equipment (Policies)	12 Months Ended
Dec. 31, 2011
Mining Assets and Processing Plant and Equipment:
Mining Assets and Processing Plant and Equipment

(i)              Mining assets and processing plant and equipment

Mineral exploration costs incurred prior to establishing proven and probable reserves for a given property and costs of identifying and upgrading additional mineral resources to reserve status are expensed as incurred. Proven and probable reserves are established based on independent feasibility studies and appraisals performed by mining engineers. Reserves are defined as that part of a mineral deposit, which could be economically and legally extracted or produced at the time of the reserve determination. Proven reserves are defined as reserves, for which (a) quantity is computed from dimensions revealed in outcrops, trenches, workings or drill holes; grade and/or quality are computed from the results of detailed sampling and (b) the sites for inspection, sampling and measurement are spaced so closely and the geologic character is so well defined that size, shape, depth and mineral content of reserves are well-established. Probable reserves are defined as reserves, for which quantity and grade and/or quality are computed from information similar to that used for proven reserves, but the sites for inspection, sampling, and measurement are farther apart or are otherwise less adequately spaced. Accordingly, the degree of assurance, although lower than that for proven reserves, is high enough to assume continuity between points of observation.

Costs of developing new underground mines are capitalized. Underground development costs, which are costs incurred to make the mineral physically accessible, include costs to prepare property for shafts, driving main entries for ventilation, haulage, personnel, construction of airshafts, roof protection and other facilities. Additionally, interest expense allocable to the cost of developing mining properties and to constructing new facilities is capitalized until assets are ready for their intended use.

Expenditures for improvements are capitalized, while costs related to maintenance (turnarounds) are expensed as incurred. In addition, cost incurred to maintain current production capacity at a mine and exploration expenditures are charged to expenses as incurred. Stripping costs incurred during the production phase of a mine are expensed as incurred.

Mining assets and processing plant and equipment are those assets, including construction in progress, which are intended to be used only for the needs of a certain mine or field, and upon full extraction after exhausting of the reserves of such mine or the field, these assets cannot be further used for any other purpose without a capital reconstruction. When mining assets and processing plant and equipment are placed in production, the applicable capitalized costs, including mine development costs, are depleted using the unit-of-production method at the ratio of tonnes of mineral mined or processed to the estimated proven and probable mineral reserves that are expected to be mined during the license term for mining assets related to the mineral licenses acquired prior to August 22, 2004 (refer to Note 2(k)), or the estimated lives of the mines for mining assets related to the mineral licenses acquired after that date. As fully described in Note 2(k), effective January 1, 2011, the Group changed its estimate of the useful lives of the mineral licenses acquired before August 22, 2004 to be based on proven and probable reserves of the mine. The unit-of-production method is used for the underground mine development structure costs as their useful lives coincide with the estimated lives of mines, provided that all repairs and maintenance are timely carried out.

A decision to abandon, reduce or expand activity on a specific mine is based upon many factors, including general and specific assessments of mineral reserves, anticipated future mineral prices, anticipated costs of developing and operating a producing mine, the expiration date of mineral licenses, and the likelihood that the Group will continue exploration on the mine. Based on the results at the conclusion of each phase of an exploration program, properties that are not economically feasible for production are re-evaluated to determine if future exploration is warranted and that carrying values are appropriate. The ultimate recovery of these costs depends on the discovery and development of economic ore reserves or the sale of the companies owning such mineral rights.

Summary of Significant Accounting Policies: Other Property, Plant and Equipment (Policies)	12 Months Ended
Dec. 31, 2011
Other Property, Plant and Equipment:
Other Property, Plant and Equipment

(j)              Other property, plant and equipment

Capitalized production costs for internally developed assets include material, direct labor costs, and allocable material and manufacturing overhead costs. Manufacturing overhead costs are capitalized only if and to the extent they can be reliably measured and directly allocated to definite object of construction-in-progress. These costs include the costs of electricity used to operate the equipment, depreciation on the equipment, costs of personnel (other than direct labour) and other. When construction activities are performed over an extended period, interest costs incurred during construction are capitalized. Construction-in-progress and equipment held for installation are not depreciated until the constructed or installed asset is substantially ready for its intended use.

The costs of planned major maintenance activities are recorded as the costs are actually incurred and are not accrued in advance of the planned maintenance. Costs for activities that lead to the prolongation of useful life or to expanded future use capabilities of an asset are capitalized. Maintenance and repair costs are expensed as incurred. We expensed $111,886, $68,950 and $61,149 of repair and maintenance costs during the period ended December 31, 2011, 2010 and 2009, respectively. These amounts represent the cost of third parties repair and maintenance services. Repair and maintenance costs carried out internally are accounted for as expense according to the nature of cost elements, including cost of labour and related social taxes, spare parts, auxiliary materials, energy and other expense.

Property, plant and equipment are depreciated using the straight-line method. Upon sale or retirement, the acquisition or production cost and related accumulated depreciation are removed from the balance sheet and any gain or loss is included in the consolidated statements of income and comprehensive income (loss).

The following useful lives are used as a basis for calculating depreciation:

Category of asset	Useful economic lives estimates (minimum years)	Useful economic lives estimates (maximum years)

Buildings	20	45
Land improvements	20	50
Operating machinery and equipment, including transfer devices	7	30
Transportation equipment and vehicles	4	15
Tools, furniture, fixtures and other	4	8

Summary of Significant Accounting Policies: Mineral Licenses (Policies)	12 Months Ended
Dec. 31, 2011
Mineral Licenses:
Mineral Licenses

(k)            Mineral licenses

The mineral licenses are recorded at their fair values at the date of acquisition, based on the appraised fair value. Fair value of the mineral licenses acquired prior to August 22, 2004 (the date of change in the Russian Subsoil Law that makes license extensions through the end of the estimated proven and probable reserve period reasonably assured), is based on independent mining engineer appraisals for proven and probable reserves during the license term. Before 2011, such mineral licenses were amortized using the units-of-production method over the shorter of the license term or the estimated proven and probable reserve depletion period. Effective January 1, 2011, the Group changed its estimate of the useful lives of the mineral licenses acquired before August 22, 2004 to be based on proven and probable reserves of the mine. The change was applied prospectively and had no significant impact on the consolidated results of the Group’s operations. The effect of this change in estimate was to reduce depletion expense for the year ended December 31, 2011 by $17,323 and increase income from continuing operations, net of taxes, by $13,858 or $0.00003 per common share.

Fair value of the mineral licenses acquired after August 22, 2004 is based on independent mining engineer appraisals of the estimated proven and probable reserve through the estimated end of the depletion period. Such mineral licenses are amortized using the units-of-production method through the end of the estimated proven and probable reserve depletion period.

In order to calculate proven and probable reserves, estimates and assumptions are used about a range of geological, technical and economic factors, including but not limited to quantities, grades, production techniques, recovery rates, production costs, transport costs, commodity demand, commodity prices and exchange rates. There are numerous uncertainties inherent in estimating proven and probable reserves, and assumptions that are valid at the time of estimation may change significantly when new information becomes available. Changes in the forecast prices of commodities, exchange rates, production costs or recovery rates may change the economic status of reserves and may, ultimately, result in the reserves being restated.

The Group established a policy, according to which the Group would engage independent mining engineers to review its proven and probable reserves every three years unless circumstances or additional factors warrant an additional analysis. This policy does not change the Group’s approach to the measurement of proven and probable reserves as of their acquisition dates as part of business combinations that continue to involve independent mining engineers. The Group’s proven and probable reserve estimates as of that date were made by internal mining engineers and the majority of the assumptions underlying these estimates had been previously reviewed and verified by independent mining engineers.

Summary of Significant Accounting Policies: Intangible Assets (Policies)	12 Months Ended
Dec. 31, 2011
Intangible Assets:
Intangible Assets

(l)              Intangible assets

Intangible assets with determinable useful lives are amortized using the straight-line method over their estimated period of benefit, ranging from two to sixteen years. Indefinite-lived intangibles are evaluated annually for impairment or when indicators exist indicating such assets may be impaired, such evaluation assumes determination of fair value of intangible assets based on a valuation model that incorporates expected future cash flows and profitability projections.

Intangible assets include quotas for CO2 emissions, initially recognized at the date of business combination at their respective fair value in accordance with the requirements of ASC 805. Net gains and losses on sale and exchange of excess emission rights, representing the difference between the sales proceeds and the cost of emission rights, are recorded in operating income (expenses). Emission rights have indefinite useful life and are subject to impairment testing.

Summary of Significant Accounting Policies: Asset Retirement Obligations (Policies)	12 Months Ended
Dec. 31, 2011
Recently Issued Accounting Pronouncements:
Asset Retirement Obligations

(m)          Asset retirement obligations

The Group has numerous asset retirement obligations associated with its core business activities. The Group is required to perform these obligations under law or contract once an asset is permanently taken out of service. Most of these obligations are not expected to be paid until many years into the future and will be funded from general resources at the time of removal. The Group’s asset retirement obligations primarily relate to mining and steel production facilities with related landfills, dump areas and mines. The Group’s estimates of these obligations are based on current regulatory or license requirements, as well as forecasted dismantling and other related costs. Asset retirement obligations are calculated in accordance with the provisions of FASB ASC 410, “Asset Retirement and Environmental Obligations” (“ASC 410”).

In order to calculate the amount of asset retirement obligations, the expected cash flows are discounted using the estimate of credit-adjusted risk-free rate as required by ASC 410. The credit-adjusted risk-free rate is calculated as a weighted average of risk-free interest rates for Russian Federation bonds or the U.S. treasury bonds depending on the location of the assets with maturity dates that are similar with the expected timing of when the asset retirement activities will be performed, adjusted for the effect of the Group’s credit standing.

Summary of Significant Accounting Policies: Long-lived Assets Impairment, Including Definite-lived Intangibles and Goodwill (Policies)	12 Months Ended
Dec. 31, 2011
Financial Instruments:
Long-lived Assets Impairment, Including Definite-lived Intangibles and Goodwill

(n)            Long-lived assets impairment, including definite-lived intangibles and goodwill

The Group follows the requirements of FASB ASC 360, “Property, Plant and Equipment” (“ASC 360”), which addresses financial accounting and reporting for the impairment and disposal of long-lived assets, and FASB ASC 350, “Intangibles – Goodwill and Other” (“ASC 350”), with respect to impairment of goodwill and intangibles. The Group reviews the carrying value of its long-lived assets, including property, plant and equipment, investments, goodwill, licenses to use mineral reserves (inclusive of capitalized costs related to asset retirement obligations and value beyond proven and probable reserves), and intangible assets for impairment whenever events or changes in circumstances indicate that the carrying amount of such assets may not be fully recoverable as prescribed by ASC 350 and ASC 360. Recoverability of long-lived assets, excluding goodwill, is assessed by a comparison of the carrying amount of the asset (or the group of assets, including the asset in question, that represents the lowest level of separately-identifiable cash flows) to the total estimated undiscounted cash flows expected to be generated by the asset or group of assets.

In performing the impairment analysis, the Group considers whether the results and cash flows of an asset or asset group can be clearly distinguished from results and cash flows of other assets of the Group. Generally long-lived assets are grouped by reporting units with discrete financial information regularly reviewed by operating management (i.e. the lowest level of identifiable cash flows that are independent of the cash flows of other assets is at a single entity level). At SKCC, a group of assets is determined by the aggregated mines owned and operated by SKCC, because they are dependent on operations of each other and represent the single production process.

If the estimated future net undiscounted cash flows are less than the carrying amount of the asset or group of assets, the asset or group of assets is considered impaired and impairment charge is recognized equal to the amount required to reduce the carrying amount of the asset or group of assets to their fair value.

Fair value is determined by discounting the cash flows expected to be generated by the asset, when the quoted market prices are not available for the long-lived assets. For assets and groups of assets relating to and including the licenses to use mineral reserves, future cash flows include estimates of recoverable minerals that will be obtained from proven and probable reserves and estimated value beyond proven and probable mineral reserves, mineral prices (considering current and historical prices, price trends and other related factors), production levels, capital and reclamation costs, all based on the life of mine models prepared by the Group’s engineers. The Group’s reporting units with goodwill allocated for the testing purposes represent single entities with one component of business in each case. As of December 31, 2011, the Group had the following number of reporting units by segments: Steel – 9, Mining – 5, Power – 3 and Ferroalloy – 2.  Estimated future cash flows are based on the Group’s assumptions and are subject to risk and uncertainty that are considered in the discount rate applied in the goodwill impairment testing.

ASC 350 prohibits the amortization of goodwill. Instead, goodwill is tested for impairment at least annually and on an interim basis when an event occurs that could potentially lead to the impairment, i.e. significant decline in selling prices, production volumes or operating margins. Under ASC 350, goodwill is assessed for impairment by using the fair value based method. The Group determines fair value by utilizing discounted cash flows. The impairment test required by ASC 350 for goodwill includes a two-step approach. Under the first step, companies must compare the fair value of a “reporting unit” to its carrying value. A reporting unit is the level, at which goodwill impairment is measured and it is defined as an operating segment or one level below it if certain conditions are met. If the fair value of the reporting unit is less than its carrying value, goodwill is impaired.

Under step two, the amount of goodwill impairment is measured by the amount that the reporting unit’s goodwill carrying value exceeds the “implied” fair value of goodwill. The implied fair value of goodwill can only be determined by deducting the fair value of all tangible and intangible net assets (including unrecognized intangible assets) of the reporting unit from the fair value of the reporting unit (as determined in the first step). In this step, the fair value of the reporting unit is allocated to all of the reporting unit’s assets and liabilities (a hypothetical purchase price allocation).

If goodwill and another asset (or asset group) of a reporting unit are tested for impairment at the same time, the other asset (or asset group) shall be tested for impairment before goodwill. If the asset group was impaired, the impairment loss would be recognized prior to goodwill being tested for impairment.

When performing impairment tests, the Group uses assumptions that include estimates regarding the discount rates, growth rates and expected changes in selling prices, sales volumes and operating costs as well as capital expenditures and working capital requirements during the forecasted period. The Group estimates discount rates using after-tax rates that reflect current market rates for investments of similar risk. The growth rates are based on the Group’s growth forecasts, which are largely in line with industry trends. Changes in selling prices and direct costs are based on historical experience and expectations of future changes in the market. While impairment of long-lived assets does not affect reported cash flows, it does result in a non-cash charge in the consolidated statements of income and comprehensive income (loss), which could have a material adverse effect on the Group’s results of operations or financial position.

As of December 31, 2011, the Group performed an impairment analysis of goodwill at all reporting units. In addition, the Group’s long-lived assets were tested for recoverability at those reporting units, where events or changes in circumstances indicate that their carrying amounts may not be recoverable. Cash flow forecasts used in the test were based on the assumptions as of December 31, 2011.

The forecasted period for non-mining subsidiaries of the Group was assumed to be six years to reach stabilized cash flows, and the value beyond the forecasted period was based on the terminal growth rate of 2.5%. For mining subsidiaries of the Group the forecasted period was based on the remaining life of the mines. Cash flows projections were prepared using assumptions that comparable market participants would use.

Forecasted inflation rates for the period 2012-2017 that were used in cash flow projections were as follows:

Region	2012	2013	2014	2015	2016	2017

Russia	8%	7%	6%	6%	6%	6%
USA	3%	3%	2%	2%	2%	2%
Bulgaria	4%	4%	4%	4%	4%	4%
Romania	4%	4%	4%	4%	4%	4%
Other European countries	2%	2%	2%	2%	2%	2%
Kazakhstan	8%	7%	6%	6%	6%	6%
Ukraine	8%	7%	6%	6%	6%	6%

Discount rates were estimated in nominal terms on the weighted average cost of capital basis. To discount cash flows projections, the Group used similar discount rates for Russia, Eastern Europe, Kazakhstan, and the USA, assuming that this approach reflected market rates for investments of a similar risk as of December 31, 2011 in these regions. These rates, estimated for each year for the forecasted period, are as follows:

	2012	2013	2014	2015	2016	2017
Discount rate	11.12%	10.75%	10.40%	10.05%	9.70%	9.37%

Based on the results of the impairment analysis of long-lived assets, including definite-lived intangibles and goodwill performed by the Group as of December 31, 2011, no impairment loss was recognized.

According to the results of the impairment analysis of goodwill as of December 31, 2011, the following reporting units have the estimated fair values that are not substantially in excess of their carrying values and goodwill for such reporting units, if impaired, could materially impact the Group’s results:

Reporting unit	Segment	The excess of fair value over carrying value	Goodwill allocated to the reporting unit

Toplofikatsia Rousse (TPP Rousse)	Power	11%	83,513
Southern Kuzbass Power Plant (SKPP)	Power	14%	118,851

The material assumptions that drive the estimated fair values of the TPP Rousse and SKPP are similar and represented by projected electricity prices, sales volumes, steam coal prices, discount rates. Some of these assumptions materially deviate from the Group’s historical results primarily due to the market downturns and economic slowdowns in the recent years elsewhere in the world, including Bulgaria and Russia, where TPP Rousse and SKPP, respectively, are located. All these material assumptions are based on the Group’s projections and are subject to risk and uncertainty.

Based on the sensitivity analysis carried out as of December 31, 2011, the following minimum changes in key assumptions used in the goodwill impairment test would trigger the impairment of goodwill at some reporting units (the actual impairment loss that the Group would need to recognize under these hypotheses would depend on the appraisal of the fair values of the reporting unit’s assets, which has not been conducted):

·                 0.6% decrease in future planned revenues;

·                 0.7% point increase in discount rates for each year within the forecasted period;

·                 1.1% point decrease in cash flows growth rate after the forecasted period.

The Group believes that the values assigned to key assumptions and estimates represent the most realistic assessment of future trends.

Summary of Significant Accounting Policies: Finance Leases (Policies)	12 Months Ended
Dec. 31, 2011
Recently Issued Accounting Pronouncements:
Finance Leases

(o)            Finance leases

The cost of equipment acquired under capital (finance) lease contracts is measured at the lower of its fair value or the present value of the minimum lease payments, and reflected in the balance sheet at the measured amount less accumulated depreciation. The cost of the equipment is subject to an annual impairment review as described in Note 2(n). Capital lease liabilities are divided into long-term and current portions based on the agreed payment schedule and discounted using the lessor’s implicit interest rate. Depreciation of assets acquired under the capital (finance) lease is included in the depreciation charge for the period.

Summary of Significant Accounting Policies: Inventories (Policies)	12 Months Ended
Dec. 31, 2011
Recently Issued Accounting Pronouncements:
Inventories

(p)            Inventories

Inventories are stated at the lower of acquisition/manufacturing cost or market value. Cost is determined on a weighted average basis and includes all costs in bringing the inventory to its present location and condition. The elements of costs include direct material, labor and allocable material and manufacturing overhead.

Costs of production in process and finished goods include the purchase costs of raw materials and conversion costs such as direct labor and allocation of fixed and variable production overheads. Raw materials are valued at a purchase cost inclusive of freight and other shipping costs.

Coal, nickel and iron ore inventory costs include direct labor, supplies, depreciation of equipment, depletion of mining assets and amortization of licenses to use mineral reserves, mine operating overheads and other related costs. Operating overheads are charged to expenses in the periods when the production is temporarily paused or abnormally low.

Market value is the estimated price, at which inventories can be sold in the normal course of business after allowing for the cost of completion and sale. The Group determines market value of inventories for a group of items of inventories with similar characteristics. The term “market” means current replacement cost not to exceed net realizable value (selling price less reasonable estimable costs of completion and disposal) or be less than net realizable value adjusted for a normal profit margin. Market value for each group is compared with an acquisition/manufacturing cost, and the lower of these values is used to determining the amount of the write-down of inventories, which is recorded within the cost of sales in the consolidated statements of income and comprehensive income (loss). When inventories are written down below cost at the close of a fiscal year, such reduced amount is considered as the cost basis for subsequent accounting purposes.

Summary of Significant Accounting Policies: Accounts Receivable (Policies)	12 Months Ended
Dec. 31, 2011
Recently Issued Accounting Pronouncements:
Accounts Receivable

(q)            Accounts receivable

Accounts receivable are stated at net realizable value. If receivables are deemed doubtful, bad debt expense and a corresponding allowance for doubtful accounts is recorded. If receivables are deemed uncollectible, the related receivable balance is charged off. Recoveries of receivables previously charged off are recorded when cash received. Receivables that do not bear interest or bear below market interest rates and have an expected term of more than one year are discounted with the discount subsequently amortized to interest income over the term of the receivable. The Group reviews the valuation of accounts receivable on a regular basis. The amount of allowance for doubtful accounts is calculated based on the ageing of balances in accordance with contract terms. In addition to the allowance for specific doubtful accounts, the Group applies specific rates to overdue balances of its subsidiaries depending on the history of cash collections and future expectations of conditions that might impact the collectibility of accounts of each individual subsidiary. Accounts receivable, which are considered non-recoverable (those aged over three years or due from bankrupt entities), are written-off against allowance or charged off to operating expenses (if no allowance was created in previous periods).

The Group’s standard credit terms vary from 30 to 60 days. The Group also extends the credit terms to its related party customers from 30 up to 180 days. The Group monitors collectibility of accounts receivable, including those from its related parties, on an ongoing basis primarily through review of the accounts receivable aging to determine whether accounts receivable are a concern.

Summary of Significant Accounting Policies: Cash and Cash Equivalents (Policies)	12 Months Ended
Dec. 31, 2011
Recently Issued Accounting Pronouncements:
Cash and Cash Equivalents

(r)             Cash and cash equivalents

Cash and cash equivalents comprise cash on hand and in transit, checks and deposits with banks, as well as other bank deposits with an original maturity of three months or less.

Summary of Significant Accounting Policies: Retirement Benefit Obligations (Policies)	12 Months Ended
Dec. 31, 2011
Retirement Benefit Obligations:
Retirement Benefit Obligations

(s)            Retirement benefit obligations

The Group’s Russian subsidiaries are legally obligated to make defined contributions to the Russian pension fund, managed by the Russian Federation Social Security (a defined contribution plan financed on a pay-as-you-go basis). The Group’s contributions to the Russian pension fund relating to defined contribution plans are charged to income in the year, to which they relate.

In 2009, contribution to the Russian pension fund together with other social contributions were included within a unified social tax (“UST”), which was calculated by the application of a regressive rate from 26% (applied to the part of the annual gross salary below 280 thousand Russian rubles (or approximately $9) to 104.8 thousand Russian rubles plus 2% (applied to the part of the annual gross salary above 600 thousand Russian rubles) to the annual gross remuneration of each employee. UST was allocated to three social funds (including the Russian pension fund), where the rate of contributions to the Russian pension fund varied from 14% (applied to the part of the annual gross salary below 280 thousand Russian rubles) to 56.8 thousand Russian rubles (applied to the part of the annual gross salary exceeding 600 thousand Russian rubles).

In 2010, changes were introduced to the Russian tax legislation. The UST was replaced by the direct insurance contributions to the national extra-budgetary funds. In 2010, the total rate of social contributions was 26%: contributions to the Russian pension fund in the amount of 20% of the annual gross salary of each employee, contributions to the fund of obligatory medical insurance in the amount of 3.1%, and contributions to the social insurance fund in the amount of 2.9%. These rates were applied to part of the annual gross salary below 415 thousand Russian rubles (approximately $13.6) for each employee and 0% thereafter.

In 2011, the contributions to the Russian pension fund and the fund of obligatory medical insurance were further increased to 26% and 5.1%, respectively. These rates were applied to part of annual gross salary below 463 thousand Russian rubles (approximately $15.8) for each employee and 0% thereafter. Annual gross salaries exceeding that amount were non-taxable.

Contributions to the Russian pension fund for the years ended December 31, 2011, 2010 and 2009 were $211,732, $134,579 and $75,164, respectively.

The BCG Companies contribute to multiemployer defined benefit pension plans sponsored by the United Mine Workers of America (“UMWA”) labor union. The amount of contributions to the UMWA, which is based on the number of employees, a specified rate and the total number of employee hours worked for the year ended December 31, 2011 and 2010 was $3,900 and $4,238, respectively, and for the period from the acquisition date through December 31, 2009 was approximately $2,000.

In addition, the Group has a number of defined benefit pension plans that cover the majority of production employees. Benefits under these plans are primarily based upon years of service and average earnings. The Group accounts for the cost of defined benefit plans using the projected unit credit method. Under this method, the cost of providing pensions is charged to the income statement, so as to attribute the total pension cost over the service lives of employees in accordance with the benefit formula of the plan.

The Group’s obligation in respect of defined retirement benefit plans is calculated separately for each defined benefit plan by discounting the amounts of future benefits that employees have already earned through their service in the current and prior periods. The discount rate applied represents the yield at the year end on highly rated long-term bonds.

The Group’s U.S. subsidiaries adopted FASB ASC 715, “Compensation – Retirement Benefits” (“ASC 715”), and use the Projected Unit Credit method of accounting for post-retirement health care benefits, which is intended to match revenues with expenses and attributes an equal amount of an employee’s projected benefit to each year from date of plan entry to the date that the employee is first eligible to retire with full benefits. The actuarially estimated accumulated postretirement benefit obligation (“APBO”) was recognized at the acquisition of the U.S. subsidiaries on May 7, 2009 (refer to Note 3(e)). The APBO represents the present value of the estimated future benefits payable to current retirees and a pro rata portion of estimated benefits payable to active employees upon retirement (refer to Note 16).

Summary of Significant Accounting Policies: Revenue Recognition (Policies)	12 Months Ended
Dec. 31, 2011
Recently Issued Accounting Pronouncements:
Revenue Recognition

(t)             Revenue recognition

Revenue is recognized on an accrual basis when earned and realizable, which generally occurs when products are delivered to customers. In certain foreign jurisdictions (e.g. Switzerland), the Group generally retains title to goods sold to end-customers solely to ensure the collectibility of its accounts receivable. In such instances, all other sales recognition criteria are met, which allows the Group to recognize sales revenue in conformity with underlying sales contracts.

Revenue is recognized net of applicable provisions for discounts and allowances and associated sales taxes (VAT) and export duties.

Revenues are inflows from sales of goods that constitute ongoing major operations of the Group and are reported as such in the consolidated statement of income and comprehensive income (loss). Inflows from incidental and peripheral operations are considered gains and are included, net of related costs, in other income in the consolidated statement of income and comprehensive income (loss).

The Group is involved in re-selling goods and services produced or rendered by other entities. Revenues are reported based on the gross amount billed to the customer when the Group has earned revenue as a principal from the sale of goods or services, or the net amount retained (that is, the amount billed to the customer reduced by the amount billed by the supplier) when the Group has earned a commission or fee as an agent.  The Group evaluates the relevant facts and circumstances and takes into consideration the following factors in determining whether to recognizes revenue on a gross basis: (1) the Group is the primary obligor in the arrangement; (2) the Group has general inventory risk including customer returns; (3) the Group has latitude in establishing price; (4) the Group changes the product or performs part of the service; (5) the Group has discretion in supplier selection; (6) the Group is involved in the determination of product or service specifications; (7) the Group has physical loss inventory risk; and (8) the Group has credit risk. Otherwise, revenues are reported net when the Group performs as an agent or a broker without assuming the risks and rewards of ownership of goods. The evaluations of these factors, which at times can be contradictory, are subject to significant judgment and subjectivity.  This accounting policy of reporting revenue gross as a principal versus net as an agent has no effect on gross profit, income from continuing operations before taxes, or net income.

In the situation when the Group acts as a supplier and as a buyer with the same counterparty, the Group analyzes the respective purchase and sales agreements to identify whether these transactions were concluded in contemplation with each other and, therefore, should be combined for accounting purposes deferring the revenue recognition to the point when the earnings process has culminated.

In the Power segment (refer to Note 23), revenue is recognized based on unit of power measure (kilowatts) delivered to customers, since at that point revenue recognition criteria are met. The billings are usually done on a monthly basis, several days after each month end.

Summary of Significant Accounting Policies: Advertising Costs (Policies)	12 Months Ended
Dec. 31, 2011
Recently Issued Accounting Pronouncements:
Advertising Costs	Advertising costs Advertising costs are expensed as incurred. During the years ended December 31, 2011, 2010 and 2009, the amounts of advertising costs were insignificant.

Summary of Significant Accounting Policies: Shipping and Handling Costs (Policies)	12 Months Ended
Dec. 31, 2011
Recently Issued Accounting Pronouncements:
Shipping and Handling Costs

(u)            Shipping and handling costs

The Group classifies all amounts billed to customers in a sale transaction and related to shipping and handling as part of sales revenue and all related shipping and handling costs as selling and distribution expenses. These costs totaled $1,117,065, $918,231 and $689,777 for the years ended December 31, 2011, 2010 and 2009, respectively.

Summary of Significant Accounting Policies: Income Taxes (Policies)	12 Months Ended
Dec. 31, 2011
Recently Issued Accounting Pronouncements:
Income Taxes

(v)             Income taxes

Provision is made in the financial statements for taxation of profits in accordance with applicable legislation currently in force in individual jurisdictions. The Group accounts for income taxes under the liability method in accordance with FASB ASC 740, “Income Taxes” (“ASC 740”). Under the liability method, deferred income taxes reflect the future tax consequences of temporary differences between the tax and financial statement bases of assets and liabilities and are measured using enacted tax rates to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in the tax rates is recognized in income or expense in the period that includes the enactment date. A valuation allowance is provided when it is more likely than not that some or all of the deferred tax assets will not be realized in the future. These evaluations are based on the expectations of future taxable income and reversals of the various taxable temporary differences.

ASC 740 prescribes the minimum recognition threshold a tax position must meet before being recognized in the financial statements and provides guidance on derecognition, measurement, classification, interest and penalties, accounting in interim periods, disclosure and transition. As of December 31, 2011 and 2010, the Group included accruals for unrecognized income tax benefits totaling $2,190 and $4,266, including interest and penalties of $438 and $717, as a component of accrued liabilities, respectively. Interest and penalties recognized in accordance with ASC 740 are classified in the financial statements as income taxes.

Summary of Significant Accounting Policies: Comprehensive Income (Policies)	12 Months Ended
Dec. 31, 2011
Recently Issued Accounting Pronouncements:
Comprehensive Income

(w)           Comprehensive income

FASB ASC 220, “Comprehensive Income” (“ASC 220”), requires the reporting of comprehensive income in addition to net income. Accumulated other comprehensive income includes foreign currency translation adjustments, unrealized holding gains and losses on available-for-sale securities and on derivative financial instruments, as well as pension liabilities not recognized as net periodic pension cost. For the years ended December 31, 2011, 2010 and 2009, in addition to net income, total comprehensive income included the effect of translation of the financial statements denominated in currencies other than the reporting currency (in accordance with ASC 830), changes in the carrying values of available-for-sale securities, and change in pension benefit obligation subsequent to the adoption of the ASC 715. In accordance with ASC 715, the Group recognizes actuarial gains and losses, prior service costs and credits and transition assets or obligations (the full surplus or deficit in their plans) in the balance sheet. As of December 31, 2011 and 2010, the amount of comprehensive income included the effect of curtailment and actuarial gains and losses.

Accumulated other comprehensive loss is comprised of the following components:

	December 31, 2011	December 31, 2010	December 31, 2009
Cumulative currency translation adjustment	(385,528)	(239,769)	(215,814)
Unrealized losses on available-for-sale securities	(3,181)	(936)	(5,774)
Pension adjustments, net of related income taxes of $7,276 in 2011, $6,782 in 2010	32,562	39,722	49,188
Total accumulated other comprehensive loss	(356,147)	(200,983)	(172,400)

Summary of Significant Accounting Policies: Stock-based Compensation (Policies)	12 Months Ended
Dec. 31, 2011
Recently Issued Accounting Pronouncements:
Stock-based Compensation

(x)            Stock-based compensation

The Group applies the fair-value method of accounting for employee stock-compensation costs as outlined in FASB ASC 718, “Compensation – Stock Compensation” (“ASC 718”). During the years ended December 31, 2011, 2010 and 2009, the Group did not enter in any employee stock-compensation arrangements.

Summary of Significant Accounting Policies: Segment Reporting (Policies)	12 Months Ended
Dec. 31, 2011
Schedule of Segment Reporting Information, by Segment:
Segment Reporting

(y)             Segment reporting

According to FASB ASC 280, “Segment Reporting” (“ASC 280”), segment reporting follows the internal organizational and reporting structure of the Group. The Group’s operations are presented in four business segments as follows:

-           Steel segment, comprising production and sales of semi-finished steel products, carbon and specialty long products, carbon and stainless flat products, value-added downstream metal products, including forgings, stampings, and hardware;

-           Mining segment, comprising production and sales of coal (coking and steam) and middlings, coke and chemical products, and iron ore, which supplies raw materials to the Steel, Ferroalloy and Power segments and also sells substantial amounts of raw materials to third parties;

-           Power segment, comprising generation and sales of electricity and heat power, which supplies electricity, gas and heat power to the Steel, Ferroalloy and Mining segments;

-                 Ferroalloy segment, comprising production and sales of nickel, chrome and ferrosilicon, which supplies raw materials to the Steel segment and also sells substantial amounts of raw materials to third parties.

Summary of Significant Accounting Policies: Financial Instruments (Policies)	12 Months Ended
Dec. 31, 2011
Financial Instruments:
Financial Instruments

(z)            Financial instruments

The carrying amount of the Group’s financial instruments, which include cash equivalents, marketable securities, non-marketable debt securities, cost method investments, accounts receivable and accounts payable, and short-term borrowings approximates their fair value as of December 31, 2011 and 2010. For long-term borrowings, the difference between fair value and carrying value is shown in Note 14. The Group, using available market information and appropriate valuation methodologies, such as discounted cash flows, has determined the estimated fair values of financial instruments. Since different entities are located and operate in different regions of Russia and elsewhere with different business and financial market characteristics, there are generally very limited or no comparable market values available to assess the fair value of the Group’s debt and other financial instruments. The cost method investments are shares of Russian companies that are not publicly traded and their market value is not available. It is not practicable for the Group to estimate the fair value of these investments, for which a quoted market price is not available because it has not yet obtained or developed the valuation model necessary to make the estimate, and the cost of obtaining an independent valuation would be excessive considering the materiality of the instruments to the Group. Therefore, such investments are recorded at cost (refer to Note 8).

Summary of Significant Accounting Policies: Guarantees (Policies)	12 Months Ended
Dec. 31, 2011
Guarantees:
Guarantees

(aa)         Guarantees

In accordance with FASB ASC 460, “Guarantees” (“ASC 460”), the fair value of a guarantee is determined and recorded as a liability at the time when the guarantee is issued. The initial guarantee amount is subsequently remeasured to reflect the changes in the underlying liability. The expense or re-measurement adjustments are included in the related line items of the consolidated statements of income and comprehensive (loss) income, based on the nature of the guarantee. When the likelihood of performing on a guarantee becomes probable, a liability is accrued, provided it is reasonably determinable on the basis of the facts and circumstances at that time.

Summary of Significant Accounting Policies: Accounting For Contingencies (Policies)	12 Months Ended
Dec. 31, 2011
Accounting For Contingencies:
Accounting For Contingencies

Accounting for contingencies

Certain conditions may exist as of the date of these consolidated financial statements, which may further result in a loss to the Group, but which will only be resolved when one or more future events occur or fail to occur. The Group’s management makes an assessment of such contingent liabilities, which is based on assumptions and is a matter of opinion. In assessing loss contingencies relating to legal or tax proceedings that involve the Group or unasserted claims that may result in such proceedings, the Group, after consultation with legal or tax advisors, evaluates the perceived merits of any legal or tax proceedings or unasserted claims as well as the perceived merits of the amount of relief sought or expected to be sought therein.

If the assessment of a contingency indicates that it is probable that a loss will be incurred and the amount of the liability can be estimated, then the estimated liability is accrued in the Group’s consolidated financial statements. If the assessment indicates that a potentially material loss contingency is not probable, but is reasonably possible, or is probable but cannot be estimated, then the nature of the contingent liability, together with an estimate of the range of possible loss if determinable and material, would be disclosed.

Loss contingencies considered remote are generally not disclosed unless they involve guarantees, in which case the nature of the guarantee would be disclosed. However, in some instances in which disclosure is not otherwise required, the Group may disclose contingent liabilities or other uncertainties of an unusual nature which, in the judgment of management after consultation with its legal or tax counsel, may be of interest to shareholders or others.

Summary of Significant Accounting Policies: Derivative Instruments and Hedging Activities (Policies)	12 Months Ended
Dec. 31, 2011
Derivative Instruments and Hedging Activities:
Derivative Instruments and Hedging Activities

(bb)        Derivative instruments and hedging activities

The Group recognizes its derivative instruments as either assets or liabilities at fair value in accordance with FASB ASC 815, “Derivatives and Hedging” (“ASC 815”). The accounting for changes in the fair value of a derivative instrument depends on whether it has been designated and qualifies as an accounting hedge and further, on the type of hedging relationship. For the years ended December 31, 2011, 2010 and 2009, the Group did not have any derivatives designated as hedging instruments. Therefore, any gain or loss on a derivative instrument held by the Group is recognized currently in income.

The cross currency swap agreement involves the exchange of two principal amounts in two different currencies at the prevailing currency rate at contract inception. During the life of the swap, the counterparties exchange fixed rate interest payments in the swapped currencies. At maturity, the principal amounts are again swapped at a pre-determined rate of exchange. For the year ended December 31, 2011, a $20,784 loss related to the change in the fair value of derivative instruments was included in the net foreign exchange gain (loss) in the accompanying consolidated statements of income and comprehensive income (loss).  There were no such gains or losses related to the change in the fair value of derivative instruments during the years ended December 31, 2010 and 2009. There were no foreign currency forward and options contracts outstanding as of December 31, 2011 and 2010.

Summary of Significant Accounting Policies: Investments (Policies)	12 Months Ended
Dec. 31, 2011
Recently Issued Accounting Pronouncements:
Investments

(cc)         Investments

The Group recognizes all its debt and equity investments in accordance with FASB ASC 320, “Investments - Debt and Equity Securities” (“ASC 320”). At acquisition, the Group classifies debt and equity securities into one of three categories: held-to-maturity, available-for-sale or trading. At each reporting date the Group reassesses the appropriateness of the classification.

Held-to-maturity securities

Investments in debt securities that the Group has both the ability and the intent to hold to maturity are classified as held-to-maturity and measured at amortized cost in the consolidated financial statements.

Trading securities

Investments (debt or equity), which the Group intends to sell in the near term, and which are usually acquired as part of the Group’s established strategy to buy and sell, generating profits based on short-term price movements, are classified by the Group as trading securities. Changes in fair value of trading securities are recognized in earnings.

Available-for-sale securities

Investments (debt or equity), which are not classified as held-to-maturity or trading are classified as available-for-sale. Change in their fair value is reflected in other comprehensive income (loss).

Recoverability of equity method and other investments

Management periodically assesses the recoverability of the Group’s equity method and other investments. For investments in publicly traded entities, readily available quoted market prices are an indication of the fair value of the investments. For investments in non-publicly traded entities, if an identified event or change in circumstances requires an evaluation, management assesses their fair value based on valuation techniques including discounted cash flow estimates or sales proceeds, external appraisals and market prices of similar investments as appropriate.

Management considers the assumptions that a hypothetical market place participant would use in his analysis of discounted cash flows models and estimates of sales proceeds. If an investment is considered to be impaired and the decline in value is other than temporary, the Group records an impairment loss.

Summary of Significant Accounting Policies: Concentration of Credit and Other Risks (Policies)	12 Months Ended
Dec. 31, 2011
Concentration of Credit and Other Risks:
Concentration of Credit and Other Risks

(dd)        Concentration of credit and other risks

Financial instruments, which potentially expose the Group to concentrations of credit risk, consist primarily of cash and cash equivalents, short-term and long-term investments, trade accounts receivable and other receivables. Generally, the Group does not require any collateral to be pledged in connection with its investments in the above financial instruments.

The following table presents the exchange rates for the functional and operating currencies at various subsidiaries, other than the reporting currency:

	At May 10,	Year end rates* at December 31,			Average exchange rates* for the years ended December 31,
Currency	2012	2011	2010	2009	2011	2010	2009

Russian ruble	29.81	32.20	30.48	30.24	29.39	30.37	31.72
Euro	0.76	0.77	0.76	0.70	0.72	0.75	0.72
Romanian lei	3.37	3.34	3.20	2.94	3.05	3.18	3.04
Kazakh tenge	147.94	148.40	147.40	148.36	146.62	147.34	147.51
Bulgarian lev	1.49	1.51	1.46	1.36	1.41	1.48	1.41
Turkish lira	1.78	1.91	1.54	1.49	1.67	1.51	1.56
Ukrainian hryvnia	7.99	7.99	7.96	7.99	7.97	7.94	7.79

 (*) Exchange rates shown in local currency units for one U.S. dollar

The majority of the balances and operations not already denominated in the reporting currency were denominated in the Russian ruble, euro, Romanian lei, Kazakh tenge, Bulgarian lev and Turkish lira.

The Russian ruble is not a convertible currency outside the territory of Russia. Official exchange rates are determined daily by the Central Bank of Russia (“CBR”) and are generally considered to be a reasonable approximation of market rates.

Summary of Significant Accounting Policies: Recently Issued Accounting Pronouncements (Policies)	12 Months Ended
Dec. 31, 2011
Recently Issued Accounting Pronouncements:
Recently Issued Accounting Pronouncements

(ee)         Recently issued accounting pronouncements

Fair value measurement

In May 2011, the FASB issued Accounting Standards Update (“ASU”) 2011-04, “Fair Value Measurement” (“ASU 2011-04”). The amendments in ASU 2011-04 result in common fair value measurement and disclosure requirements in U.S. GAAP and IFRS. Consequently, the amendments change the wording used to describe many of the requirements in U.S. GAAP for measuring fair value and for disclosing information about fair value measurements. The amendments include those that clarify the FASB’s intent about the application of existing fair value measurement and disclosure requirements, and those that change a particular principle or requirement for measuring fair value or for disclosing information about fair value measurements. The Group will initially adopt ASU 2011-04 for the 2012 annual reporting and does not expect that it will have a material impact on the Group’s financial position and results of operations.

Comprehensive income

In June 2011, the FASB issued ASU 2011-05, “Comprehensive Income” (“ASU 2011-05”) that amends Topic 220, “Comprehensive Income”, of the FASB Codification. ASU 2011-05 clarifies the options of separate or combined presentation of profits and losses and other comprehensive income, describes items grouping, profit tax presentation and other matters. ASU 2011-05 is effective for the first interim or annual period beginning on or after December 15, 2011. The Group is subject to ASU 2011-05 from January 1, 2012, and as the amendments impact presentation requirements only, the adoption of ASU 2011-05 is not expected to have a material impact on the Group’s consolidated financial statements.

Intangibles – goodwill and other

In September 2011, the FASB issued ASU 2011-08, “Intangible – Goodwill and Other” (“ASU 2011-08”) that amends Topic 350, “Testing Goodwill for Impairment”, of the FASB Codification. ASU 2011-08 simplifies how entities test goodwill for impairment and permits an entity to first assess qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform the two-step goodwill impairment test. If such a decline in fair value is deemed more likely than not to have occurred, then the quantitative goodwill impairment test that exists under current GAAP must be completed; otherwise, goodwill is deemed to be not impaired and no further testing is required until the next annual test date (or sooner if conditions or events before that date raise concerns of potential impairment in the business). The more-likely-than-not threshold is defined as having a likelihood of more than 50 percent. An entity has the option to bypass the qualitative assessment for any reporting unit in any period and proceed directly to performing the first step of the two-step goodwill impairment test. An entity may resume performing the qualitative assessment in any subsequent period. ASU 2011-08 is effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011, with early adoption permitted. The Group is subject to ASU 2011-08 from January 1, 2012, and does not expect ASU 2011-08 to have a material impact on the Group’s financial position and results of operations.

Retirement benefit obligations

In September 2011, the FASB issued ASU 2011-09, “Compensation – Retirement Benefits –Multiemployer Plans” (“ASU 2011-09”) that amends subtopic 715-80, “Disclosures about an Employer’s Participation in a Multiemployer Plan”, of the FASB Codification. ASU 2011-09 requires additional disclosures about an employer’s participation in a multiemployer pension plan. ASU 2011-09 is effective for annual periods for fiscal years ending after December 15, 2011, with early adoption permitted. The Group is subject to ASU 2011-09 from January 1, 2012, and as the amendments impact presentation requirements only, the adoption of ASU 2011-09 does not expect to have a material impact on the Group’s consolidated financial statements.

Disclosures about offsetting assets and liabilities

In December 2011, the FASB issued ASU 2011-11, “Balance Sheet (topic 210), Disclosures about Offsetting Assets and Liabilities” (“ASU 2011-11”), which requires entities to disclose information about offsetting and related arrangements of financial instruments and derivative instruments and will be applied retrospectively for all comparative periods presented. ASU 2011-11 is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The Group is currently evaluating the impact that the adoption will have on the consolidated financial statements.

Other comprehensive income

In December 2011, the FASB issued ASU 2011-12, “Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update No. 2011-05” (“ASU 2011-12”). ASU 2011-12 defers the specific requirement to present items that are reclassified from accumulated other comprehensive income to net income separately with their respective components of net income and other comprehensive income. While the FASB is considering the operational concerns about the presentation requirements for reclassification adjustments and the needs of financial statement users for additional information about reclassification adjustments, entities should continue to report reclassifications out of accumulated other comprehensive income consistent with the presentation requirements in effect before ASU 2011-05. The amendments in ASU 2011-12 are effective for public entities for fiscal years, and interim periods within those years, beginning after December 15, 2011. It is not expected to have a material impact on the Group’s financial position or results of operations, or even disclosures, since it is deferring a previously required disclosure item until further deliberations are complete.

There were various other updates recently issued, most of which represented technical corrections to the accounting literature or application to specific industries and are not expected to a have a material impact on the financial position, results of operations or cash flows of the Group.

Reclassifications

Certain reclassifications have been made to the prior periods’ consolidated financial statements to conform to the current year presentation. Such reclassifications affect the presentation of certain items in the consolidated balance sheet and the consolidated statement of income and comprehensive income (loss), and have no impact on net income or equity.

General: Formation: Schedule of Business Acquisitions by Acquisition, Equity Interest Issued or Issuable (Tables)	12 Months Ended
Dec. 31, 2011
Schedule of Business Acquisitions by Acquisition, Equity Interest Issued or Issuable:
Schedule of Business Acquisitions by Acquisition, Equity Interest Issued or Issuable
Name of subsidiary	Registered in	Core business	Date control acquired/ date of incorporation (*)	Interest in voting stock held by the Group at December 31,
				2011	2010	2009
Mechel International Holdings GmBH (MIH)	Switzerland	Holding and trading	July 1, 1995	100.0%	100.0%	100.0%
Mechel Metal Supply AG (MMS)	Liechtenstein	Trading	Oct 30, 2000	100.0%	100.0%	100.0%
Mechel Trading House (MTH)	Russia	Trading	June 23, 1997	100.0%	100.0%	100.0%
Southern Kuzbass Coal Company (SKCC)	Russia	Coal mining	Jan 21, 1999	96.6%	96.6%	95.9%
Tomusinsk Open Pit Mine (TOPM)	Russia	Coal mining	Jan 21, 1999	74.5%	74.5%	74.5%
Chelyabinsk Metallurgical Plant (CMP)	Russia	Steel products	Dec 27, 2001	94.2%	94.2%	94.2%
Southern Urals Nickel Plant (SUNP)	Russia	Nickel	Dec 27, 2001	84.1%	84.1%	84.1%
Vyartsilya Metal Products Plant (VMPP)	Russia	Steel products	May 24, 2002	93.3%	93.3%	93.3%
Beloretsk Metallurgical Plant (BMP)	Russia	Steel products	June 14, 2002	91.4%	91.4%	91.4%
Mechel Targoviste S.A.	Romania	Steel products	Aug 28, 2002	86.6%	86.6%	86.6%
Ural Stampings Plant (USP)	Russia	Steel products	April 24, 2003	93.8%	93.8%	93.8%
Korshunov Mining Plant (KMP)	Russia	Iron ore mining	Oct 16, 2003	85.6%	85.6%	85.6%
Mechel Campia Turzii S.A.	Romania	Steel products	June 20, 2003	86.6%	86.6%	86.6%
Mechel Nemunas (MN)	Lithuania	Steel products	Oct 15, 2003	100.0%	100.0%	100.0%
Mechel Energo	Russia	Power trading	Feb 3, 2004	100.0%	100.0%	100.0%
Port Posiet	Russia	Transportation	Feb 11, 2004	97.1%	97.1%	97.1%
Kaslinsky Architectural Art Casting Plant	Russia	Steel products	April 14, 2004	100.0%	100.0%	100.0%
Izhstal	Russia	Steel products	May 14, 2004	88.4%	88.4%	88.4%
Port Kambarka	Russia	Transportation	April 27, 2005	90.4%	90.4%	90.4%
Mechel Service	Russia	Trading	May 5, 2005	100.0%	100.0%	100.0%
Mechel Trading Ltd.	Switzerland	Trading	Dec 20, 2005	100.0%	100.0%	100.0%
Metals Recycling	Russia	Scrap collecting	March 14, 2006	100.0%	100.0%	100.0%
Moscow Coke and Gas Plant (Moskoks)	Russia	Coke production	Oct 4, 2006	99.5%	99.5%	99.5%
Southern Kuzbass Power Plant (SKPP)	Russia	Power generation	April 19, 2007	98.3%	98.3%	98.3%
Mechel Finance**	Russia	Corporate finance	June 6, 2007	–	100.0%	100.0%
Kuzbass Power Sales Company (KPSC)	Russia	Power sales	June 30, 2007	72.1%	72.1%	72.1%
Bratsk Ferroalloy Plant (BFP)	Russia	Ferroalloy production	Aug 6, 2007	100.0%	100.0%	100.0%
Yakutugol	Russia	Coal mining	Oct 19, 2007	100.0%	100.0%	100.0%
Mechel-Carbon	Switzerland	Trading	April 2, 2008	100.0%	100.0%	99.2%
Ductil Steel S.A. (Ductil Steel)	Romania	Steel products	April 8, 2008	100.0%	100.0%	100.0%
Oriel Resources Plc. (Oriel)	Great Britain	Chrome and nickel	Apr 17, 2008	100.0%	100.0%	100.0%
Mechel-Mining OAO	Russia	Holding	April 18, 2008	98.69%	98.69%	98.44%
HBL Holding GmbH (HBL)	Germany	Trading	Sept 26, 2008	100.0%	100.0%	100.0%
Mechel Remservice	Russia	Repairs	Feb 9, 2009	100.0%	100.0%	100.0%
The BCG Companies	USA	Coal mining	May 7, 2009	100.0%	100.0%	100.0%
Laminorul S.A..	Romania	Steel products	Feb 25, 2010	90.9%	90.9%	–
Ramateks	Turkey	Trading	June 18, 2010	100.0%	100.0%	–
Toplofikatsia Rousse (TPP Rousse)	Bulgaria	Power generation	Dec 9, 2010	100.0%	100.0%	49.0%
Mechel Mining Trading House	Russia	Trading	May 19, 2011	100.0%	–	–
Invicta Merchant Bar	Great Britain	Steel products	Aug 22, 2011	100.0%	–	–
Donetsk Electrometallurgical Plant (DEMP)	Ukraine	Steel products	Dec 22, 2011	100.0%	–	–

Summary of Significant Accounting Policies: Other Property, Plant and Equipment: Schedule of Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2011
Schedule of Property, Plant and Equipment:
Schedule of Property, Plant and Equipment

Category of asset	Useful economic lives estimates (minimum years)	Useful economic lives estimates (maximum years)

Buildings	20	45
Land improvements	20	50
Operating machinery and equipment, including transfer devices	7	30
Transportation equipment and vehicles	4	15
Tools, furniture, fixtures and other	4	8

Summary of Significant Accounting Policies: Long-lived Assets Impairment, Including Definite-lived Intangibles and Goodwill: Forecasted Inflation Rates used in Cash Flow projections (Tables)	12 Months Ended
Dec. 31, 2011
Forecasted Inflation Rates used in Cash Flow projections:
Forecasted Inflation Rates used in Cash Flow projections
Region	2012	2013	2014	2015	2016	2017

Russia	8%	7%	6%	6%	6%	6%
USA	3%	3%	2%	2%	2%	2%
Bulgaria	4%	4%	4%	4%	4%	4%
Romania	4%	4%	4%	4%	4%	4%
Other European countries	2%	2%	2%	2%	2%	2%
Kazakhstan	8%	7%	6%	6%	6%	6%
Ukraine	8%	7%	6%	6%	6%	6%

Summary of Significant Accounting Policies: Long-lived Assets Impairment, Including Definite-lived Intangibles and Goodwill: Schedule of Estimated Discount Rate in nominal terms on weighted average cost of capital basis (Tables)
12 Months Ended
Dec. 31, 2011
Schedule of Estimated Discount Rate in nominal terms on weighted average cost of capital basis:
Schedule of Estimated Discount Rate in nominal terms on weighted average cost of capital basis
	2012	2013	2014	2015	2016	2017
Discount rate	11.12%	10.75%	10.40%	10.05%	9.70%	9.37%

Summary of Significant Accounting Policies: Long-lived Assets Impairment, Including Definite-lived Intangibles and Goodwill: Excess of Fair Value over Carrying Value, and Goodwill allocated to Reporting Units (Tables)
12 Months Ended
Dec. 31, 2011
Excess of Fair Value over Carrying Value, and Goodwill allocated to Reporting Units:
Excess of Fair Value over Carrying Value, and Goodwill allocated to Reporting Units

Reporting unit	Segment	The excess of fair value over carrying value	Goodwill allocated to the reporting unit

Toplofikatsia Rousse (TPP Rousse)	Power	11%	83,513
Southern Kuzbass Power Plant (SKPP)	Power	14%	118,851

Summary of Significant Accounting Policies: Comprehensive Income: Schedule of Accumulated other comprehensive loss components (Tables)	12 Months Ended
Dec. 31, 2011
Schedule of Accumulated other comprehensive loss components:
Schedule of Accumulated other comprehensive loss components

	December 31, 2011	December 31, 2010	December 31, 2009
Cumulative currency translation adjustment	(385,528)	(239,769)	(215,814)
Unrealized losses on available-for-sale securities	(3,181)	(936)	(5,774)
Pension adjustments, net of related income taxes of $7,276 in 2011, $6,782 in 2010	32,562	39,722	49,188
Total accumulated other comprehensive loss	(356,147)	(200,983)	(172,400)

Summary of Significant Accounting Policies: Concentration of Credit and Other Risks: Schedule of exchange rates for functional and operating currencies at various subsidiaries (Tables)	12 Months Ended
Dec. 31, 2011
Schedule of exchange rates for functional and operating currencies at various subsidiaries:
Schedule of exchange rates for functional and operating currencies at various subsidiaries

	At May 10,	Year end rates* at December 31,			Average exchange rates* for the years ended December 31,
Currency	2012	2011	2010	2009	2011	2010	2009

Russian ruble	29.81	32.20	30.48	30.24	29.39	30.37	31.72
Euro	0.76	0.77	0.76	0.70	0.72	0.75	0.72
Romanian lei	3.37	3.34	3.20	2.94	3.05	3.18	3.04
Kazakh tenge	147.94	148.40	147.40	148.36	146.62	147.34	147.51
Bulgarian lev	1.49	1.51	1.46	1.36	1.41	1.48	1.41
Turkish lira	1.78	1.91	1.54	1.49	1.67	1.51	1.56
Ukrainian hryvnia	7.99	7.99	7.96	7.99	7.97	7.94	7.79

 (*) Exchange rates shown in local currency units for one U.S. dollar

Acquisitions, Investments and Disposals: Preliminary fair values of net assets acquired, Donetsk Electrometallurgical Plant (Tables)	12 Months Ended
Dec. 31, 2011
Preliminary fair values of net assets acquired, Donetsk Electrometallurgical Plant:
Preliminary fair values of net assets acquired, Donetsk Electrometallurgical Plant

December 22, 2011
Cash and cash equivalents	480
Other current assets	230,402
Property, plant and equipment	233,101
Other non-current assets	1,457
Current liabilities	(210,699)
Non-current liabilities	(24,801)
Deferred income taxes	(31,692)
Fair value of net assets acquired	198,248
Goodwill	223,681
Total investment	421,929

Acquisitions, Investments and Disposals: Fair values of assets acquired and liabilities assumed, Toplofikatsia Rousse (Tables)	12 Months Ended
Dec. 31, 2011
Fair values of assets acquired and liabilities assumed, Toplofikatsia Rousse:
Fair values of assets acquired and liabilities assumed, Toplofikatsia Rousse

	Provisional basis	Adjustments	Final basis
Cash and cash equivalents	1,735	–	1,735
Other current assets	10,934	–	10,934
Property, plant and equipment	58,313	(7,822)	50,491
Intangible assets	–	28,921	28,921
Other non-current assets	154	–	154
Current liabilities	(29,414)	–	(29,414)
Non-current liabilities	(3,575)	–	(3,575)
Deferred income taxes	(1,691)	(1,745)	(3,436)
Fair value of net assets acquired	36,456	19,354	55,810
Goodwill	104,586	(19,354)	85,232
Total investment	141,042	–	141,042

Acquisitions, Investments and Disposals: Fair values of net assets acquired, Ramateks (Tables)	12 Months Ended
Dec. 31, 2011
Fair values of net assets acquired, Ramateks:
Fair values of net assets acquired, Ramateks

June 18, 2010
Cash and cash equivalents	360
Other current assets	15,419
Property, plant and equipment	7,276
Deferred income taxes	740
Current liabilities	(21,025)
Non-current liabilities	(2,190)
Fair value of net assets acquired	580
Goodwill	2,420
Total investment	3,000

Acquisitions, Investments and Disposals: Fair values of net assets acquired, Donau Commodities SRL and Laminorul S.A. (Tables)	12 Months Ended
Dec. 31, 2011
Fair values of net assets acquired, Donau Commodities SRL and Laminorul S.A.:
Fair values of net assets acquired, Donau Commodities SRL and Laminorul S.A.

February 25, 2010
Cash and cash equivalents	812
Other current assets	22,108
Property, plant and equipment	36,380
Other non-current assets	365
Current liabilities	(30,332)
Deferred income taxes	(5,197)
Non-current liabilities	(4,779)
Fair value of net assets acquired	19,357
Non-controlling interest	(1,760)
Gain from bargain purchase	(5,746)
Total investment	11,851

Acquisitions, Investments and Disposals: Fair values of purchase considerations, BCG Companies (Tables)	12 Months Ended
Dec. 31, 2011
Fair values of purchase considerations, BCG Companies:
Fair values of purchase considerations, BCG Companies
May 7, 2009
Cash payment	436,414
Mechel OAO preferred shares	496,159
CVR contingent payment	495,234
Drilling Program contingent payment	19,373
Total investment	1,447,180

Acquisitions, Investments and Disposals: Fair values of net assets acquired, BCG Companies (Tables)	12 Months Ended
Dec. 31, 2011
Fair values of net assets acquired, BCG Companies:
Fair values of net assets acquired, BCG Companies
May 7, 2009
Cash and cash equivalents	4,908
Other current assets	43,126
Property, plant and equipment	138,678
Mineral licenses	2,172,382
Other non-current assets	976
Current liabilities	(111,286)
Non-current liabilities	(93,164)
Deferred income taxes	(708,440)
Fair value of net assets acquired	1,447,180
Total investment	1,447,180

Acquisitions, Investments and Disposals: Schedule of Goodwill arising on Acquisitions (Tables)	12 Months Ended
Dec. 31, 2011
Schedule of Goodwill arising on Acquisitions:
Schedule of Goodwill arising on Acquisitions

Balance at December 31, 2008	910,444
Acquisition of EkosPlus, Mining segment	4,533
Translation difference	(20,603)
Balance at December 31, 2009	894,374
Acquisition of TPP Rousse (Note 3(b)), Energy segment	85,232
Acquisition of Ramateks (Note 3(c)), Steel segment	2,420
Acquisition of other subsidiaries, Steel segment	2,371
Translation difference	(14,837)
Balance at December 31, 2010	969,560
Acquisition of DEMP (Note 3(a)), Steel segment	223,681
Acquisition of other subsidiaries	5,679
Translation difference	(47,733)
Balance at December 31, 2011	1,151,187

Acquisitions, Investments and Disposals: Schedule of changes in non-controlling interest (Tables)	12 Months Ended
Dec. 31, 2011
Schedule of changes in non-controlling interest:
Schedule of changes in non-controlling interest

Balance at December 31, 2008	305,838
Purchase of non-controlling interest in subsidiaries by the Group	(3,368)
New acquisitions	246
Non-controlling interests share in subsidiaries’ income from continuing operations	2,590
Translation difference	(9,349)
Balance at December 31, 2009	295,957
Purchase of non-controlling interest in subsidiaries by the Group	(7,040)
New acquisitions	1,760
Non-controlling interests share in subsidiaries’ income from continuing operations	34,761
Translation difference	(2,263)
Balance at December 31, 2010	323,175
Purchase of non-controlling interest in subsidiaries by the Group	(20)
Effect of changes in ownership of subsidiaries within the Group	880
Non-controlling interests share in subsidiaries’ income from continuing operations	75,562
Translation difference	(25,035)
Balance at December 31, 2011	374,562

At various dates during 2011, 2010 and 2009, the Group purchased non-controlling interest in the following subsidiaries:

Year ended December 31, 2009:

		Non-controlling interest acquired
	Date of acquisition	%	Amount	Cash paid
Southern Kuzbass Coal Company (SKCC)	September-October	0.44%	3,043	11,131
Chelyabinsk Metallurgical Plant (CMP)	April	0.01%	65	–
Mechel Carbon AG	July-September	9.21%	260	–
Delizia Finance Ltd	January	10.00%	–	3,000
Luckstone Corporation	January	10.00%	–	500
Nerungribank	January	4.89%	–	–
Morcenter TECK	March	0.83%	–	–
			3,368	14,631

Year ended December 31, 2010:

		Non-controlling interest acquired
	Date of acquisition	%	Amount	Cash paid
Southern Kuzbass Coal Company (SKCC)	February-December	0.71%	4,947	16,505
Chelyabinsk Metallurgical Plant (CMP)	January-February	0.00%	25	10
Mechel Carbon AG	June	0.79%	5	308
Other	January-August		303	658
			5,280	17,481

Year ended December 31, 2011:

		Non-controlling interest acquired
	Date of acquisition	%	Amount	Cash paid
Southern Kuzbass Coal Company (SKCC)	January-December	0.02%	20	283
Effect of changes in ownership of subsidiaries within the Group	January-December		(880)	–
			(860)	283

Acquisitions, Investments and Disposals: Schedule 1 of pro-forma condensed consolidated income statement data (Tables)	12 Months Ended
Dec. 31, 2011
Schedule 1 of pro-forma condensed consolidated income statement data:
Schedule 1 of pro-forma condensed consolidated income statement data
	Year ended December 31,
	2011	2010
Revenue, net	12,548,035	9,830,228
Net income	688,495	637,046
Net income per share	1.47	1.51

Acquisitions, Investments and Disposals: Schedule 2 of pro-forma condensed consolidated income statement data (Tables)	12 Months Ended
Dec. 31, 2011
Schedule 2 of pro-forma condensed consolidated income statement data:
Schedule 2 of pro-forma condensed consolidated income statement data
	Year ended December 31,
	2010	2009
Revenue, net	9,793,988	5,951,436
Net income	655,968	243,420
Net income per share	1.55	0.26

Cash and Cash Equivalents: Schedule of components of Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2011
Schedule of components of Cash and Cash Equivalents:
Schedule of components of Cash and Cash Equivalents
	December 31, 2011	December 31, 2010
USD bank accounts	432,624	89,725
Russian ruble bank accounts	116,949	152,957
Euro bank accounts	52,524	60,665
Bank accounts in other currencies	23,892	30,842
Other	17,390	6,611
Total cash and cash equivalents	643,379	340,800

Accounts Receivable, Net: Schedule of Accounts and Notes Receivable (Tables)	12 Months Ended
Dec. 31, 2011
Schedule of Accounts and Notes Receivable:
Schedule of Accounts and Notes Receivable

	December 31, 2011	December 31, 2010
Domestic customers	516,584	392,219
Foreign customers	358,942	189,673
Total accounts receivable	875,526	581,892
Less allowance for doubtful accounts	(50,966)	(52,785)
Total accounts receivable, net	824,560	529,107

Accounts Receivable, Net: Schedule of changes in the allowance for doubtful accounts (Tables)	12 Months Ended
Dec. 31, 2011
Schedule of changes in the allowance for doubtful accounts:
Schedule of changes in the allowance for doubtful accounts

	2011	2010	2009
Balance at beginning of year	(52,785)	(66,764)	(110,613)
(Allowance) Recovery of allowance for doubtful accounts	(3,224)	11,933	38,019
Accounts receivable written off, net	2,306	–	(1,015)
Translation difference	2,737	2,046	6,845
Balance at end of year	(50,966)	(52,785)	(66,764)

Inventories: Schedule of Inventories (Tables)	12 Months Ended
Dec. 31, 2011
Schedule of Inventories:
Schedule of Inventories
	December 31, 2011	December 31, 2010
Finished goods	1,586,876	1,049,795
Raw materials and purchased parts	707,128	573,375
Work-in-process	305,093	243,456
Total inventories	2,599,097	1,866,626

Inventories: Schedule of change in the write-downs of inventories by segment (Tables)	12 Months Ended
Dec. 31, 2011
Schedule of change in the write-downs of inventories by segment:
Schedule of change in the write-downs of inventories by segment

	2011	2010	2009
Steel segment	3,873	(15,970)	(117,847)
Mining segment.	16,605	(6,614)	5,516
Ferroalloy segment	276	2,186	(74,417)
Energy segment	(2,478)	173	484
Total change in the write-down of inventories	18,276	(20,225)	(186,264)

Prepayments and Other Current Assets: Schedule of Prepayments and other current assets (Tables)	12 Months Ended
Dec. 31, 2011
Schedule of Prepayments and other current assets:
Schedule of Prepayments and other current assets

	December 31, 2011	December 31, 2010
VAT and other taxes recoverable	453,264	308,427
Prepayments and advances for materials	101,650	128,184
Capitalized loan origination fees	35,604	30,071
Other receivables	24,865	15,613
Bank deposits with original maturities over 90 days	7,283	200,060
Short-term loans issued	2,561	13,280
Certificates of deposit	–	3,615
Promissory notes received	325	8,058
Other current assets	28,733	30,343
Total prepayments and other current assets	654,285	737,651

Prepayments and Other Current Assets: changes in the allowance for doubtful accounts included in prepayments, other current assets and advances (Tables)	12 Months Ended
Dec. 31, 2011
changes in the allowance for doubtful accounts included in prepayments, other current assets and advances:
changes in the allowance for doubtful accounts included in prepayments, other current assets and advances

	2011	2010	2009
Balance at beginning of year	(16,174)	(15,734)	(19,892)
Recovery of allowance (allowance for) for doubtful accounts	3,561	(1,366)	3,365
Translation difference	(645)	926	793
Balance at end of year	(13,258)	(16,174)	(15,734)

Long-term Investments: Schedule of Long-term Investments (Tables)	12 Months Ended
Dec. 31, 2011
Schedule of Long-term Investments:
Schedule of Long-term Investments

	December 31, 2011	December 31, 2010
Equity method investments in related parties	8,150	8,764
Available-for-sale securities	2,923	5,512
Cost method investments	8,500	6,641
Other	2,574	2,471
Total other long-term investments	13,997	14,624
Total long-term investments	22,147	23,388

Long-term Investments: Schedule of Equity Method Investments (Tables)	12 Months Ended
Dec. 31, 2011
Schedule of Equity Method Investments:
Schedule of Equity Method Investments

	Percent voting shares held at		Investment carrying value at
Investee	December 31, 2011	December 31, 2010	December 31, 2011	December 31, 2010
Mechel Somani Carbon (Mining segment)	51%	–	528	–
TPTU (Mining segment)	40%	40%	4,323	4,297
TRMZ (Mining segment)	25%	25%	2,324	2,435
RIKT (Mining segment)	36%	36%	975	2,032
Total equity method investments			8,150	8,764

Long-term Investments: Summarized unaudited information on equity method investees, Income data (Tables)	12 Months Ended
Dec. 31, 2011
Summarized unaudited information on equity method investees, Income data:
Summarized unaudited information on equity method investees, Income data
Income data	2011 (unaudited)	2010 (unaudited)	2009 (unaudited)
Revenues and other income	43,255	33,767	98,547
Operating income	5,074	2,906	7,824
Net income	3,146	1,894	3,572

Long-term Investments: Summarized unaudited information on equity method investees, Balance Sheet data (Tables)	12 Months Ended
Dec. 31, 2011
Summarized unaudited information on equity method investees, Balance Sheet data:
Summarized unaudited information on equity method investees, Balance Sheet data
Balance sheet data	At December 31, 2011 (unaudited)	At December 31, 2010 (unaudited)
Current assets	20,065	14,268
Non-current assets	14,750	15,861
Current liabilities	8,106	3,836
Non-current liabilities	651	549

Long-term Investments: Schedule of movements in equity method investments (Tables)	12 Months Ended
Dec. 31, 2011
Schedule of movements in equity method investments:
Schedule of movements in equity method investments

December 31, 2008	79,387
Translation difference	2,374
Dividends	(11)
Share in net income	1,200
December 31, 2009	82,950

Investment in Nerungribank	1,924
Disposal of Nerungribank	(4,913)
Effect of consolidation of TPP Rousse	(74,748)
Translation difference	2,367
Share in net income	1,184
December 31, 2010	8,764
Capital contribution in affilates	571
Translation difference	(555)
Dividends	(934)
Share in net income	304
December 31, 2011	8,150

Long-term Investments: Available-for-sale Securities (Tables)	12 Months Ended
Dec. 31, 2011
Available-for-sale Securities:
Available-for-sale Securities

Investments in available-for-sale securities were as follows as of December 31, 2011:

	Cost	Fair value	Unrealized gains	Unrealized losses
Equity securities	6,104	2,923	–	(3,181)
Total available-for-sale securities	6,104	2,923	–	(3,181)

Investments in available-for-sale securities were as follows as of December 31, 2010:

	Cost	Fair value	Unrealized gains	Unrealized losses
Equity securities	6,448	5,512	–	(936)
Total available-for-sale securities	6,448	5,512	–	(936)

Related Parties: Schedule of Transactions with Related Parties (Tables)	12 Months Ended
Dec. 31, 2011
Schedule of Transactions with Related Parties:
Schedule of Transactions with Related Parties

	2011				Balances at December 31, 2011
	Purchases	Sales	Other gain/(loss)	Financing provided (received), net	Receivable from	Payable to	Total outstanding, net
Related metallurgical plants	1,555,754	419,048	2,364	944,530	1,058,425	(177,745)	880,680
Metallurg-Trust	1,403	422,989	–	–	176,105	(56)	176,049
Usipar	72,114	61,189	–	–	80,544	–	80,544
TPTU	5,664	11	–	–	5	(633)	(628)
TRMZ	4,446	1,629	–	–	191	(1,221)	(1,030)
Other	202	10	–	–	18	(17)	1
Total	1,639,583	904,876	2,364	944,530	1,315,288	(179,672)	1,135,616

	2010				Balances at December 31, 2010
	Purchases	Sales	Other gain/(loss)	Financing provided (received), net	Receivable from	Payable to	Total outstanding, net
Calridge	–	–	161	87,836	–	–	–
Related metallugrical plants	1,228,542	419,786	1,390	–	512,018	(91,843)	420,175
Metallurg-Trust	36	220,168			127,760	(4,232)	123,528
Laminorul	1,140	12,231	–	–	–	–	–
TPTU	2,857	12	–	–	189	(71)	118
TRMZ	4,043	1,378	1,278	–	161	(545)	(384)
TPP Rousse	–	19,196	–	–	–	–	–
Nerungribank	60	–	49	–	–	–	–
Usipar	7,456	13,372	–	–	42,214	–	42,214
Other	172	29	211	–	–	(3)	(3)
Total	1,244,306	686,172	3,089	87,836	682,342	(96,694)	585,648

	2009
	Purchases	Sales	Other gain/(loss)	Financing provided (received), net
Calridge	–	–	(822)	16,449
Related metallugrical plants	117,828	57,206	186	–
Laminorul	1,442	5,356	–	–
Mechel Fund	–	14	(53)	–
RIKT	173	–	–	–
TPTU	1,977	14	–	–
TRMZ	6,114	513	154	–
TPP Rousse	–	43,782	–	–
Coalmetbank	766	214	(9,506)	113,694
Other	256	5	(94)	–
Total	128,556	107,104	(10,135)	130,143

Related Parties: Schedule of Transactions with Related Metallurgical Plants (Tables)	12 Months Ended
Dec. 31, 2011
Schedule of Transactions with Related Metallurgical Plants:
Schedule of Transactions with Related Metallurgical Plants

	2011	2010	2009
Revenues
Steel segment products sales	314,297	387,215	41,873
Ferroalloy segment products sales	36,141	19,002	–
Mining segment products sales	4,315	9,150	6,899
Other revenues*	64,295	4,419	8,434
	419,048	419,786	57,206
Costs and expenses
Cost of goods for resale, production and operating expenses	1,528,053	1,213,426	115,448
Transportation expenses	27,573	14,993	2,371
Other expenses	128	123	9
	1,555,754	1,228,542	117,828

Related Parties: Schedule of Current Balances in Settlement with Related Metallurgical Plants (Tables)	12 Months Ended
Dec. 31, 2011
Schedule of Current Balances in Settlement with Related Metallurgical Plants:
Schedule of Current Balances in Settlement with Related Metallurgical Plants

	December 31,2011	December 31,2010
Assets
Trade accounts receivable	83,910	183,106
Prepayments and other current assets	29,985	328,912
Loans issued	944,530	–
	1,058,425	512,018
Liabilities
Trade accounts payable	129,630	91,122
Advanced received and other payables	48,115	721
	177,745	91,843

Property, Plant and Equipment, Net: Schedule of Property, Plant and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2011
Schedule of Property, Plant and Equipment, Net:
Schedule of Property, Plant and Equipment, Net

	At December 31, 2011	At December 31, 2010
Land	132,995	122,019
Buildings and land improvements	1,396,757	1,269,917
Transfer devices	142,801	145,448
Operating machinery and equipment .	2,742,409	2,353,948
Transportation equipment and vehicles	796,053	555,102
Tools, furniture, fixtures and other	36,529	52,070
	5,247,544	4,498,504
Less: accumulated depreciation	(1,773,063)	(1,567,214)
Operating property, plant and equipment, net	3,474,481	2,931,290

Mining plant and equipment	563,176	503,588
Less: accumulated depletion	(81,646)	(71,310)
Mining plant and equipment, net	481,530	432,278

Construction-in-progress	3,120,292	2,028,758
Property, plant and equipment, net	7,076,303	5,392,326

Mineral Licenses, Net: Schedule of Mineral Licenses (Tables)	12 Months Ended
Dec. 31, 2011
Schedule of Mineral Licenses:
Schedule of Mineral Licenses
	December 31, 2011	December 31, 2010
Coal deposits	3,814,771	3,897,684
Chrome deposits	1,388,856	1,398,340
Iron ore deposits	78,059	71,996
Nickel deposits	34,516	36,963
Limestone deposits	2,689	2,841
Quartzite deposits	306	338
Mineral licenses before depletion	5,319,197	5,408,162
Accumulated depletion	(585,521)	(436,434)
Mineral licenses, net	4,733,676	4,971,728

Other Non-current Assets: Schedule of other non-current assets (Tables)	12 Months Ended
Dec. 31, 2011
Schedule of other non-current assets:
Schedule of other non-current assets

	December 31, 2011	December 31, 2010
Capitalized loan origination fees	86,409	112,269
Intangible assets, net	35,242	42,121
Prepaid royalty	25,203	19,326
VAT receivable	18,206	–
Deferred assets from sale and lease back	13,630	–
Advance payments to non-state pension funds	13,539	14,208
Prepaid bonds	10,074	8,010
Single payment for participation in auction	7,180	–
Other	12,959	24,658
Total other non-current assets	222,442	220,592

Debt: Schedule of Short-term borrowings and current portion of long-term debt (Tables)	12 Months Ended
Dec. 31, 2011
Schedule of Short-term borrowings and current portion of long-term debt:
Schedule of Short-term borrowings and current portion of long-term debt

	December 31, 2011		December 31, 2010
Short-term borrowings and current portion of long-term debt:	Amount	Rate p.a., %	Amount	Rate p.a., %
Russian ruble-denominated:
Banks and financial institutions	217,168	6.4-9.2	744,223	5.4-8.5
Bonds issue	380,349	8.1-19.0	328,117	8.5-12.5
Corporate lenders	5,782	0.0	3,448	0.0-7.0
Total	603,299		1,075,788

U.S. dollar-denominated:
Banks and financial institutions	291,503	1.3-8.0	241,882	0.0-6.5
Corporate lenders	260	6.5	–
Total	291,763		241,882

Euro-denominated:
Banks and financial institutions	341,928	1.8-9.4	103,692	2.0-6.5
Total	341,928		103,692

Romanian lei-denominated:
Banks and financial institutions	16,922	8.4-9.4	15,603	7.6
Total	16,922		15,603

Kazakh tenge-denominated:
Banks and financial institutions	28,538	9.5	–
Total	28,538		–

Turkish lira-denominated:
Banks and financial institutions	10,418	13.8-17.8	–
Total	10,418		–

Total short-term borrowings	1,292,868		1,436,965
Current portion of long-term debt	1,358,489		640,844
Total short-term borrowings and current portion of long-term debt	2,651,357		2,077,809

Debt: Schedule of Long-term Debt, net of current portion (Tables)	12 Months Ended
Dec. 31, 2011
Schedule of Long-term Debt, net of current portion:
Schedule of Long-term Debt, net of current portion

	December 31, 2011		December 31, 2010
Long-term debt, net of current portion:	Amount	Rate p.a., %	Amount	Rate p.a., %

Russian ruble-denominated:
Banks and financial institutions	2,674,866	6.0-14.0	1,481,019	7.0-16.0
Bonds issue	1,552,133	7.4-10.0	984,352	9.8-19.0
Corporate lenders	228	0.0	289	0.0
Total	4,227,227		2,465,660

U.S. dollar-denominated:
Syndicated loan	1,765,926	4.3-6.0	2,000,000	5.3-6.3
Banks and financial institutions	1,604,383	0.0-8.1	1,080,229	0.0-8.0
Corporate lenders	29,216	0.0-12.0	32,323	0.0-12.0
Total	3,399,525		3,112,552

Euro-denominated:
Banks and financial institutions	477,217	2.0-8.1	302,722	1.3-9.0
Corporate lenders	44	0.0	530	0.0
Total	477,261		303,252

Total long-term obligations	8,104,013		5,881,464
Less: current portion	(1,358,489)		(640,844)
Total long-term debt, net of current portion	6,745,524		5,240,620

Debt: Schedule of debt outstanding, aggregated by scheduled maturities (Tables)	12 Months Ended
Dec. 31, 2011
Schedule of debt outstanding, aggregated by scheduled maturities:
Schedule of debt outstanding, aggregated by scheduled maturities
Payable by:
2012 (current portion)	2,651,357
2013	1,962,219
2014	2,699,658
2015	1,208,153
2016	729,610
Thereafter	145,884
Total	9,396,881

Debt: Schedule of outstanding balances of short-term and long-term debt by denominated currencies and major banks (Tables)	12 Months Ended
Dec. 31, 2011
Schedule of outstanding balances of short-term and long-term debt by denominated currencies and major banks:
Schedule of outstanding balances of short-term and long-term debt by denominated currencies and major banks

	December 31, 2011	December 31, 2010
Short-term and long-term debt:	Amount	Amount
Russian ruble-denominated:
Bonds	1,932,482	1,312,469
Sberbank	1,352,453	906,479
VTB	740,599	610,298
Gazprombank	449,994	393,741
Eurasian Development Bank	87,004	–
UniCredit Bank (former Bayerische Hypo-und-Vereinsbank)	41,410	–
Alfa-bank	31,060	–
MBRR	31,060	49,218
Bank of Moscow	–	177,183
Other	164,464	92,060
Total	4,830,526	3,541,448

U.S. dollar-denominated:
Syndicated credit facility	1,765,926	2,000,000
Gazprombank	1,000,000	1,000,000
UniCredit Bank (former Bayerische Hypo-und-Vereinsbank)	243,563	38,855
Sberbank	177,000	–
Alfa-bank	150,000	100,000
Uralsib	145,000	95,000
Fortis Bank	85,722	4,900
Raiffeisen Bank	50,000	–
ING Bank	–	23,225
Other	74,077	92,454
Total	3,691,288	3,354,434

Euro-denominated:
Fortis Bank	158,981	56,785
UniCredit Bank (former Bayerische Hypo-und-Vereinsbank)	147,931	50,653
ING Bank	104,661	40,553
VTB	65,351	35,320
Uralsib	64,715	59,740
Raiffeisen Bank	55,822	17,499
Gazprombank	34,947	–
Alfa-bank	7,811	–
Sberbank	7,011	6,492
Other	171,959	139,902
Total	819,189	406,944

Romanian lei-denominated:
Raiffeisen Bank	16,922	15,603
Total	16,922	15,603

Kazakh tenge-denominated:
Sberbank	28,538	–
Total	28,538	–

Turkish lira-denominated:
Other	10,418	–
Total	10,418	–

Total short-term and long-term debt	9,396,881	7,318,429

Fair Value Measurements: Schedule of segregated financial assets that are measured at fair value on a recurring basis (Tables)	12 Months Ended
Dec. 31, 2011
Schedule of segregated financial assets that are measured at fair value on a recurring basis:
Schedule of segregated financial assets that are measured at fair value on a recurring basis

December 31, 2011	Level 1	Level 2	Level 3	Fair Value Measurements
Assets:
Available-for-sale securities	2,923	–	–	2,923
Total assets	2,923	–	–	2,923
Liabilities:
Contingent liability	–	–	(23,759)	(23,759)
Swap transaction	–	(20,784)	–	(20,784)
Total liabilities	–	(20,784)	(23,759)	(44,543)
December 31, 2010	Level 1	Level 2	Level 3	Fair Value Measurements
Assets:
Available-for-sale securities	5,512	–	–	5,512
Total assets	5,512	–	–	5,512
Liabilities:
Contingent liability	–	–	(21,999)	(21,999)
Total liabilities	–	–	(21,999)	(21,999)

Fair Value Measurements: Schedule of changes in the fair value of Group's Level 3 financial liability (Tables)	12 Months Ended
Dec. 31, 2011
Schedule of changes in the fair value of Group's Level 3 financial liability:
Schedule of changes in the fair value of Group's Level 3 financial liability

Contingent liability
Balance at the acquisition date	(514,607)
Gain resulting from remeasurement of contingent liability (Note 22)	494,238
Transfers in and out of Level 3	–
Balance at beginning of 2010	(20,369)
Loss resulting from remeasurement of contingent liability (Note 22)	(1,630)
Transfers in and out of Level 3	–
Balance at beginning of 2011	(21,999)
Loss resulting from remeasurement of contingent liability (Note 22)	(1,760)
Transfers in and out of Level 3	–
Balance at end of year	(23,759)

Fair Value Measurements: Schedule of fair value of variable and fixed rate long-term loans (Tables)	12 Months Ended
Dec. 31, 2011
Schedule of fair value of variable and fixed rate long-term loans:
Schedule of fair value of variable and fixed rate long-term loans

	Carrying value incl. interest accrued as of December 31, 2011	Fair value as of December 31, 2011
Russian ruble-denominated debt	3,836,787	3,521,179
U.S. dollar-denominated debt	2,599,265	2,591,060
Euro-denominated debt	368,200	364,583
Total long-term debt	6,804,252	6,476,822

Asset Retirement Obligations: Schedule of Movements in Asset Retirement Obligations (Tables)	12 Months Ended
Dec. 31, 2011
Schedule of Movements in Asset Retirement Obligations:
Schedule of Movements in Asset Retirement Obligations

	2011	2010	2009
Asset retirement obligation at beginning of year	56,220	59,695	71,604
Liabilities incurred in the current year	–	1,770	3,359
Liabilities settled in the current year	(5,106)	(2,821)	(6,706)
Accretion expense	6,822	6,545	7,398
Revision in estimated cash flow	(12,710)	(8,228)	(13,262)
Translation difference	(1,309)	(741)	(2,698)
Asset retirement obligation at end of year	43,917	56,220	59,695

Pension and Postretirement Benefits: Schedule of movements in projected benefit obligation ("PBO") (Tables)	12 Months Ended
Dec. 31, 2011
Schedule of movements in projected benefit obligation ("PBO"):
Schedule of movements in projected benefit obligation ("PBO")

	2011	2010	2009
Projected benefit obligation at beginning of year	147,534	156,880	187,030
Service cost	5,718	6,990	7,680
Interest cost	11,493	12,572	14,917
Obligations arising from acquisitions and other	10,211	1,564	1,665
Benefits paid	(12,650)	(15,091)	(15,000)
Actuarial loss (gain)	2,525	(4,505)	3,650
Plan amendments	274	8,852	1,856
Curtailment gain	(38,431)	(18,237)	(38,573)
Translation difference	(5,092)	(1,491)	(6,345)
Projected benefit obligation at end of year	121,582	147,534	156,880

Pension and Postretirement Benefits: Schedule of pension obligation, current and net of current (Tables)	12 Months Ended
Dec. 31, 2011
Schedule of pension obligation, current and net of current:
Schedule of pension obligation, current and net of current
	December 31, 2011	December 31, 2010
Pension obligation, current portion	20,702	33,337
Pension obligation, net of current portion	100,880	114,197
Total pension obligation	121,582	147,534

Pension and Postretirement Benefits: Schedule of the components of net periodic benefit cost (Tables)	12 Months Ended
Dec. 31, 2011
Schedule of the components of net periodic benefit cost:
Schedule of the components of net periodic benefit cost
	2011	2010	2009
Service cost	1,956	1,178	515
Amortization of prior service cost	603	144	–
Interest cost	2,132	1,837	1,037
Net periodic benefit cost	4,691	3,159	1,552

Pension and Postretirement Benefits: Schedule of The PBO, accumulated benefit obligation, fair value of plan assets and funded status (Tables)	12 Months Ended
Dec. 31, 2011
Schedule of The PBO, accumulated benefit obligation, fair value of plan assets and funded status:
Schedule of The PBO, accumulated benefit obligation, fair value of plan assets and funded status
	December 31, 2011	December 31, 2010
Projected benefit obligation	121,582	147,534
Accumulated benefit obligation	107,983	116,549
Fair value of plan assets	–	–
Funded status	(121,582)	(147,534)

Pension and Postretirement Benefits: Schedule of Amounts recognized in accumulated other comprehensive income ("AOCI") (Tables)	12 Months Ended
Dec. 31, 2011
Schedule of Amounts recognized in accumulated other comprehensive income ("AOCI"):
Schedule of Amounts recognized in accumulated other comprehensive income ("AOCI")
	2011	2010
Net gain	(50,166)	(59,233)
Prior service cost	8,021	8,801
Translation difference	(1,315)	759
Total amount recognised in AOCI	(43,460)	(49,673)

Pension and Postretirement Benefits: Schedule of change in the PBO recognized in OCI (Tables)	12 Months Ended
Dec. 31, 2011
Schedule of change in the PBO recognized in OCI:
Schedule of change in the PBO recognized in OCI

	2011	2010	2009
Additional (gain) loss arising during the year	2,525	(4,505)	3,650
Less re-classified (gain) loss amortization	(3,944)	(606)	(2,490)
Additional prior service cost (credit) from plan amendment	274	8,852	1,856
Less re-classified prior service cost amortization	613	3,023	472
Translation difference	83	2,461	(2,245)
Net amount recognised in other comprehensive income for the year	6,213	4,391	5,279

Pension and Postretirement Benefits: Schedule of key actuarial assumptions used to determine benefit obligations (Tables)	12 Months Ended
Dec. 31, 2011
Schedule of key actuarial assumptions used to determine benefit obligations:
Schedule of key actuarial assumptions used to determine benefit obligations

	2011	2010
Discount rate	5.20%	5.64%
Expected return on plan assets	N/A	N/A
Rate of compensation increase	N/A	N/A
Healthcare cost trend rate	9.50%	10.00%
Ultimate rate	5.00%	5.00%
Number of years to reach ultimate rate	10	10

Pension and Postretirement Benefits: Schedule of key actuarial assumptions used to determine net benefit cost (Tables)	12 Months Ended
Dec. 31, 2011
Schedule of key actuarial assumptions used to determine net benefit cost:
Schedule of key actuarial assumptions used to determine net benefit cost
	2011	2010
Discount rate	5.64%	6.28%
Expected return on plan assets	N/A	N/A
Healthcare cost trend assumed for the subsequent year	10.00%	10.00%
Ultimate rate	5.00%	5.00%
Number of years to reach ultimate rate	10	5

Pension and Postretirement Benefits: Schedule of results of sensitivity analysis of PBO (Tables)	12 Months Ended
Dec. 31, 2011
Schedule of results of sensitivity analysis of PBO:
Schedule of results of sensitivity analysis of PBO

Change in PBO as of December 31, 2011 % from the “Base Case” PBO
Discount rate of 1% p.a. lower than “base case”	6.8%
Salary growth of 1% p.a. higher than “base case”	2.3%
Staff turnover rate plus 3% p.p. for all ages	(6.9)%

Pension and Postretirement Benefits: Schedule ofamounts in accumulated other comprehensive income expected to be recognized as components of net periodic benefit cost (Tables)	12 Months Ended
Dec. 31, 2011
Schedule ofamounts in accumulated other comprehensive income expected to be recognized as components of net periodic benefit cost:
Schedule ofamounts in accumulated other comprehensive income expected to be recognized as components of net periodic benefit cost
2012
Transition obligation (asset)	–
Net gain	(4,228)
Prior service cost	1,383
Total amounts expected to be recognized during 2012	(2,845)

Pension and Postretirement Benefits: Schedule of benefit payments, which reflect expected future service (Tables)	12 Months Ended
Dec. 31, 2011
Schedule of benefit payments, which reflect expected future service:
Schedule of benefit payments, which reflect expected future service

	2012	2013	2014	2015	2016	2017-2021	Total
Pensions (including monthly financial support)	3,331	2,870	2,867	2,837	2,853	13,216	27,974
Other benefits	17,371	5,425	5,897	6,070	6,534	33,946	75,243
Total expected benefits to be paid	20,702	8,295	8,764	8,907	9,387	47,162	103,217

Pension and Postretirement Benefits: Schedule of Accumulated postretirement benefit obligation (Tables)	12 Months Ended
Dec. 31, 2011
Schedule of Accumulated postretirement benefit obligation:
Schedule of Accumulated postretirement benefit obligation

	2011	2010	2009
Accumulated postretirement benefit obligation at beginning of year	40,534	27,109	–
Service cost	1,956	1,178	515
Interest cost	2,132	1,837	1,037
Obligations arising from acquisitions	–	–	21,420
Actuarial loss	2,044	12,001	4,875
Benefits paid	(1,894)	(1,591)	(738)
Accumulated postretirement benefit obligation at end of year	44,772	40,534	27,109

Pension and Postretirement Benefits: Schedule of Postretirement obligation amounts recognized in the consolidated balance sheets (Tables)	12 Months Ended
Dec. 31, 2011
Schedule of Postretirement obligation amounts recognized in the consolidated balance sheets:
Schedule of Postretirement obligation amounts recognized in the consolidated balance sheets

	December 31, 2011	December 31, 2010	December 31, 2009
Postretirement obligation, current portion	1,470	1,259	1,107
Postretirement obligation, net of current portion	43,302	39,275	26,002
Total postretirement obligation	44,772	40,534	27,109

Pension and Postretirement Benefits: Schedule of accumulated postretirement benefit obligation, employer contributions, benefits paid and funded status (Tables)	12 Months Ended
Dec. 31, 2011
Schedule of accumulated postretirement benefit obligation, employer contributions, benefits paid and funded status:
Schedule of accumulated postretirement benefit obligation, employer contributions, benefits paid and funded status

	December 31, 2011	December 31, 2010
Accumulated postretirement benefit obligation at end of year	44,772	40,534
Employer contributions	1,894	1,591
Benefits paid	(1,894)	(1,591)
Funded status at end of year	(44,772)	(40,534)

Pension and Postretirement Benefits: Schedule of Amounts recognized in AOCI (Tables)	12 Months Ended
Dec. 31, 2011
Schedule of Amounts recognized in AOCI:
Schedule of Amounts recognized in AOCI
	2011	2010
Net actuarial loss	18,174	16,733

Pension and Postretirement Benefits: Schedule of Other changes in assets and benefit obligations recognized in other comprehensive income (Tables)	12 Months Ended
Dec. 31, 2011
Schedule of Other changes in assets and benefit obligations recognized in other comprehensive income:
Schedule of Other changes in assets and benefit obligations recognized in other comprehensive income
	December 31, 2011	December 31, 2010
Net actuarial loss	2,044	12,001
Amortization of net loss	(603)	(144)
Total recognized in other comprehensive income	1,441	11,857

Pension and Postretirement Benefits: Schedule of Other information used in actuarial valuation (Tables)	12 Months Ended
Dec. 31, 2011
Schedule of Other information used in actuarial valuation:
Schedule of Other information used in actuarial valuation

	December 31, 2011	December 31, 2010
Market-related value of assets as of beginning of fiscal period	–	–
Amount of future annual benefits of plan participants covered by insurance contracts issued by the employer or related parties	–	–
Alternative amortization methods used
Prior service cost	N/A	N/A
Unrecognized net (gain)/loss	None	None
Employer commitments to make future plan amendments (that serve as the basis for the employer`s accounting for the plan)	None	None

Pension and Postretirement Benefits: Schedule of results of sensitivity analysis of postretirement benefit obligations (Tables)	12 Months Ended
Dec. 31, 2011
Schedule of results of sensitivity analysis of postretirement benefit obligations:
Schedule of results of sensitivity analysis of postretirement benefit obligations

Change in postretirement benefit obligations as of December 31, 2011
Annual effect of 1% point increase in healthcare cost trend on:
Service and interest cost components	1,202
Accumulated postretirement benefit obligation	7,977
Annual effect of 1% point decrease in healthcare cost trend on:
Service and interest cost components	(805)
Accumulated postretirement benefit obligation	(6,300)

Pension and Postretirement Benefits: Schedule of amounts in accumulated other comprehensive income expected to be recognized as components of net periodic benefit cost (Tables)	12 Months Ended
Dec. 31, 2011
Schedule of amounts in accumulated other comprehensive income expected to be recognized as components of net periodic benefit cost:
Schedule of amounts in accumulated other comprehensive income expected to be recognized as components of net periodic benefit cost
2012
Transition obligation (asset)	–
Net loss	800
Prior service cost (credit)	–
Total amounts expected to be recognized during 2012	800

Pension and Postretirement Benefits: Schedule of Estimated Future Benefit Payments (Tables)	12 Months Ended
Dec. 31, 2011
Schedule of Estimated Future Benefit Payments:
Schedule of Estimated Future Benefit Payments
	2012	2013	2014	2015	2016	2017-2021	Total
Estimated future benefit payments reflecting expected future service	1,470	1,556	1,642	1,718	1,778	9,858	18,022

Finance Leases: Schedule of Net Book Value of Leased Asets (Tables)	12 Months Ended
Dec. 31, 2011
Schedule of Net Book Value of Leased Asets:
Schedule of Net Book Value of Leased Asets

	December 31, 2011	December 31, 2010
Transportation equipment and vehicles	445,850	195,054
Operating machinery and equipment	198,193	93,639
Construction-in-progress	596	1,731
Less: accumulated depreciation	(73,037)	(34,263)
Net value of property, plant and equipment, obtained under capital lease agreements	571,602	256,161

Finance Leases: Schedule of Carrying Amount and Maturities of Capital Lease Liabilities (Tables)	12 Months Ended
Dec. 31, 2011
Schedule of Carrying Amount and Maturities of Capital Lease Liabilities:
Schedule of Carrying Amount and Maturities of Capital Lease Liabilities

	Total payable	Interest	Net payable
Payable in 2012	156,802	(59,895)	96,907
Payable in 2013	138,086	(46,518)	91,568
Payable in 2014	117,920	(34,621)	83,299
Payable in 2015	99,474	(23,911)	75,563
Payable in 2016	69,727	(14,413)	55,314
Payable thereafter	77,779	(8,274)	69,505
Total capital lease liabilities	659,788	(187,632)	472,156

Equity: Schedule of Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2011
Schedule of Earnings Per Share:
Schedule of Earnings Per Share

	2011	2010	2009
Net income (loss) available to common shareholders	649,604	648,433	(60,757)
Total weighted average number of shares outstanding during the period	416,270,745	416,270,745	416,270,745
Earnings (loss) per common share (in U.S. dollars)	1.56	1.56	(0.15)

Equity: Schedule of total weighted-average number of common shares outstanding (Tables)	12 Months Ended
Dec. 31, 2011
Schedule of total weighted-average number of common shares outstanding:
Schedule of total weighted-average number of common shares outstanding

Dates outstanding	Sharesoutstanding	Fraction ofperiod (days)	Weighted-average number of shares

2009:
Common shares: January 1-December 31	416,270,745	365	416,270,745
Total weighted average shares outstanding during the period	416,270,745		416,270,745

2010:
Common shares: January 1-December 31	416,270,745	365	416,270,745
Total weighted average shares outstanding during the period	416,270,745		416,270,745
2011:
Common shares: January 1-December 31	416,270,745	365	416,270,745
Total weighted average shares outstanding during the period	416,270,745		416,270,745

Income Taxes: Schedule of Income before tax, by Jurisdiction (Tables)	12 Months Ended
Dec. 31, 2011
Schedule of Income before tax, by Jurisdiction:
Schedule of Income before tax, by Jurisdiction

	Years ended December 31,
	2011	2010	2009
Russia	1,448,368	1,179,656	(390,020)
Switzerland	(57,874)	61,583	(45,254)
British Virgin Islands	5,467	144,032	518,437
Romania	(161,345)	(114,597)	(99,069)
Lithuania	(1,542)	(3,514)	(3,477)
Kazakhstan	(43,111)	(48,751)	34,009
USA	36,397	(34,223)	(50,103)
Other	(63,033)	(215,556)	130,701
Total	1,163,327	968,630	95,224

Income Taxes: Schedule of Income tax benefit or expense, by Jurisdiction (Tables)	12 Months Ended
Dec. 31, 2011
Schedule of Income tax benefit or expense, by Jurisdiction:
Schedule of Income tax benefit or expense, by Jurisdiction

	Years ended December 31,
	2011	2010	2009
Current income tax expense (benefit)
Russia	323,370	195,514	41,940
Switzerland	7,512	921	3,911
Romania	1,153	80	57
Lithuania	–	–	(1)
Kazakhstan	5,783	531	–
USA	31	–	–
Other	15,355	4,215	4,651
	353,204	201,261	50,558
Deferred income tax expense (benefit)
Russia	16,577	34,147	(10,829)
Switzerland	(999)	(2,822)	3,073
Romania	(592)	(794)	(2,680)
Lithuania	234	48	230
Kazakhstan	(10,546)	55,964	(3,251)
USA	2,052	(8,007)	(20,200)
Other	(50)	(3,141)	1,992
	6,676	75,395	(31,665)
Total income tax expense	359,880	276,656	18,893

Income Taxes: Reconciliation between Income Tax computed by Russian statutory rates to financial statements (Tables)	12 Months Ended
Dec. 31, 2011
Reconciliation between Income Tax computed by Russian statutory rates to financial statements:
Reconciliation between Income Tax computed by Russian statutory rates to financial statements

	Years ended December 31,
	2011	2010	2009
Theoretical income tax expense computed on income before taxes at Russian statutory rate (20%)	232,665	193,726	19,045
Effects of other jurisdictions and permanent differences:
Remeasurement of contingent liability, non-taxable	–	–	(95,771)
Non-deductible expenses and non-taxable income, net	7,958	11,720	7,244
Social expenditures	9,355	1,102	3,975
?hange in valuation allowance	73,730	55,179	106,019
Change in unrecognized tax benefits under ASC 740	(301)	(12,964)	(7,345)
Different tax rates in foreign jurisdictions	8,401	(34,828)	(9,657)
Fines and penalties related to taxes	2,743	(20)	(1,296)
Change in tax rate and tax legislation	(4,135)	59,635	(3,010)
Effect from intragroup transactions	28,002	–	–
Other permanent differences	1,462	3,106	(311)
Income tax expense, as reported	359,880	276,656	18,893

Income Taxes: Schedule of details of income tax reported in the consolidated financial statements (Tables)	12 Months Ended
Dec. 31, 2011
Schedule of details of income tax reported in the consolidated financial statements:
Schedule of details of income tax reported in the consolidated financial statements

	December 31, 2011	December 31, 2010
Deferred tax assets, current:
Inventory	13,189	10,207
Net operating loss carry-forwards	23,185	58,730
Bad debt allowance	3,058	4,384
Timing difference in cost recognition	5,862	648
Accrued liabilities	6,925	6,932
Vacation provision	2,811	1,579
Other	1,099	4,622
Total deferred tax asset, current	56,129	87,102
Valuation allowance for deferred tax assets, current	(12,536)	(3,883)
Total deferred tax asset net of valuation allowance, current	43,593	83,219

Deferred tax assets, non-current:
Net operating loss carry-forwards	440,083	332,356
Asset retirement obligation	7,790	7,485
Property, plant and equipment	23,726	11,269
Pension obligations	17,931	16,166
Other	19,397	5,820
Total deferred tax assets, non-current	508,927	373,096
Valuation allowance for deferred tax assets, non-current	(334,993)	(306,592)
Total deferred tax asset net of valuation allowance, non-current	173,934	66,504
Total deferred tax asset, net	217,527	149,723

	December 31, 2011	December 31, 2010
Deferred tax liabilities, current:
Timing difference in revenue recognition	9,362	4,529
Timing difference in cost recognition	12,306	7,124
Inventories	39,187	24,936
Bad debt allowance	6,418	8,413
Other	6,469	2,142
Total deferred tax liabilities, current	73,742	47,144

Deferred tax liabilities, non-current:
Property, plant and equipment	476,931	386,661
Mineral licenses	1,143,478	1,196,181
Timing difference in cost recognition	11,969	18,038
Other	3,370	4,489
Total deferred tax liabilities, non-current	1,635,748	1,605,369
Total deferred tax liability	1,709,490	1,652,513

Income Taxes: Schedule of reconciliation of the beginning and ending amount of unrecognized income tax benefits (Tables)	12 Months Ended
Dec. 31, 2011
Schedule of reconciliation of the beginning and ending amount of unrecognized income tax benefits:
Schedule of reconciliation of the beginning and ending amount of unrecognized income tax benefits

	2011	2010
Unrecognized income tax benefits at the beginning of year	3,549	9,244
Increases as a result of tax positions taken during prior periods	–	1,963
Decreases as a result of tax positions taken during prior periods	–	(7,213)
Increases as a result of tax positions taken during a prior period (DEMP acquisition)	143	–
Decreases relating to settlements with tax authorities	(2,029)	(503)
Translation difference	89	58
Unrecognized income tax benefits at the end of year	1,752	3,549

Taxes Other Than Income Tax: Schedule of Taxes other than Income Tax (Tables)	12 Months Ended
Dec. 31, 2011
Schedule of Taxes other than Income Tax:
Schedule of Taxes other than Income Tax

	Years ended December 31,
	2011	2010	2009
Property and land tax	99,602	91,235	79,253
VAT	1,444	2,887	8,600
Fines and penalties related to taxes	291	1,881	379
Other taxes and penalties	1,562	14,756	16,971
Total taxes other than income tax	102,899	110,759	105,203

Taxes Other Than Income Tax: Schedule of Futre Land Operating Lease Payments (Tables)	12 Months Ended
Dec. 31, 2011
Schedule of Futre Land Operating Lease Payments:
Schedule of Futre Land Operating Lease Payments
Year of payment	Operating lease payments
2012	21,860
2013	18,112
2014	16,534
2015	16,191
2016	15,684
Thereafter	299,012
Total land operating lease payments	387,393

General, Administrative and Other Operating Expenses: Schedule of General, administrative and other operating expenses (Tables)	12 Months Ended
Dec. 31, 2011
Schedule of General, administrative and other operating expenses:
Schedule of General, administrative and other operating expenses

	Years ended December 31,
	2011	2010	2009
Personnel and social contributions	363,906	303,911	221,976
Office expenses	55,311	47,197	40,272
Audit and consulting services	29,330	26,430	35,990
Depreciation	23,257	24,262	22,789
Social expenses	48,487	24,190	22,743
Consumables	23,393	14,410	12,397
Mitigation of accidents consequences	17,786	3,685	1,293
Banking charges and services	17,271	13,891	10,843
Business trips	10,704	9,320	5,518
Rent	12,520	7,776	5,169
Contributions to Mechel Fund	8,915	–	–
Obligation for stream mitigation	8,364	51	–
Insurance	8,025	7,077	3,481
Disposals of property, plant and equipment	(7,428)	783	2,865
Other	28,601	30,106	4,141
Total general, administrative and other operating expenses	648,442	513,089	389,477

Other Income (expenses), Net: Schedule of Other Income (Expenses) (Tables)	12 Months Ended
Dec. 31, 2011
Schedule of Other Income (Expenses):
Schedule of Other Income (Expenses)

	Years ended December 31,
	2011	2010	2009
(Loss) gain resulting from remeasurement of contingent liability (refer to Note 3(e))	(1,760)	(1,630)	494,238
(Loss) gain on sale of investments	(6)	(2,589)	155
Gain on forgiveness of fines and penalties	47	–	1,241
Gain on accounts payable with expired legal term	5,390	5,523	2,571
Gain from bargain purchase	–	7,515	–
Loss on remeasurement of equity interest (refer to Note 3(e))	–	(2,044)	–
Loss on currency operations	(6,078)	(6,408)	(3,653)
Other taxes	(6,081)	(5,743)	–
Other income (expenses), net	1,628	(3,611)	5,705
Total other (expenses) income, net	(6,860)	(8,987)	500,257

Segment Information: Schedule of Segment Reporting Information, by Segment (Tables)	12 Months Ended
Dec. 31, 2011
Schedule of Segment Reporting Information, by Segment:
Schedule of Segment Reporting Information, by Segment

	2011						2010						2009
	Mining	Steel	Ferroalloy	Power	Eliminations*****	Total	Mining	Steel	Ferroalloy	Power	Eliminations*****	Total	Mining	Steel	Ferroalloy	Power	Eliminations*****	Total
Revenues from external customers	4,139,948	7,154,417	475,254	776,666		12,546,285	3,050,950	5,586,224	455,199	653,663		9,746,036	1,713,245	3,143,282	363,652	533,967		5,754,146
Intersegment revenues	1,052,080	310,416	199,191	506,807		2,068,494	805,215	247,453	173,853	409,015		1,635,536	398,745	159,020	67,157	338,816		963,738
Gross margin	2,887,136	1,127,129	32,749	308,337	(30,317)	4,325,034	2,116,815	1,106,434	95,124	299,277	(20,924)	3,596,726	840,935	638,010	38,381	230,271	45,856	1,793,453
Gross margin*, %	55.6%	15.1%	4.9%	24.0%		34.5%	54.9%	19.0%	15.1%	28.2%		36.9%	39.8%	19.3%	8.9%	26.4%		31.2%
Depreciation, depletion and amortization	328,521	125,987	89,986	16,617		561,111	281,392	110,910	67,303	14,975		474,580	231,585	110,292	48,727	16,071		406,675
Loss on write-off of property, plant and equipment	8,225	1,965	816	–		11,006	2,993	3,039	4,744	–		10,776	3,496	1,669	15,775	–		20,940
Operating income (loss)	1,691,385	191,748	(44,912)	23,759	(30,317)	1,831,663	1,185,892	297,557	22,958	46,724	(20,924)	1,532,207	205,169	(18,497)	(27,586)	40,702	45,856	245,644
Income/(loss) from equity investees	304	–	–	–		304	(10)	8	–	1,186		1,184	1,518	–	–	(318)		1,200
Interest income	8,864	7,668	48	206		16,786	11,275	5,570	184	138		17,167	10,600	9,980	809	56		21,445
Intersegment interest income	130,096	5,709	2,069	–		137,874	122,001	29,166	5,166	–		156,333	96,213	33,884	9,232	–		139,329
Interest expense**	310,121	221,494	20,545	9,330		561,490	333,633	201,085	22,112	1,567		558,397	255,698	192,143	50,495	650		498,986
Intersegment interest expense	197	97,462	31,023	9,192		137,874	51	27,057	111,129	18,096		156,333	10,167	28,890	73,094	27,178		139,329
Segment assets***	10,134,843	6,388,274	2,226,698	556,422		19,306,237	8,159,792	4,863,128	2,186,668	568,576		15,778,164	7,356,647	3,165,877	2,196,254	464,533		13,183,311
Invesments in equity investees****	8,150	–	–	–		8,150	8,764	–	–	–		8,764	11,586	–	–	71,364		82,950
Goodwill****	451,627	337,942	97,621	263,997		1,151,187	475,270	116,157	103,127	275,006		969,560	478,931	120,620	103,917	190,906		894,374
Capital expenditures	1,209,737	538,995	62,143	18,670		1,829,545	621,928	315,246	41,712	11,214		990,100	374,737	200,867	32,774	4,366		612,744
Income tax (expense)/ benefit	(302,919)	(48,613)	(1,747)	(6,601)		(359,880)	(185,807)	(20,953)	(64,616)	(5,280)		(276,656)	(2,687)	(8,412)	(2,236)	(5,558)		(18,893)

Segment Information: Schedule of Revenues segregated between domestic and export sales (Tables)	12 Months Ended
Dec. 31, 2011
Schedule of Revenues segregated between domestic and export sales:
Schedule of Revenues segregated between domestic and export sales
	2011	2010	2009
Domestic:
Russia	5,699,912	4,787,251	2,714,246
Other	1,472,374	770,610	478,553
Total	7,172,286	5,557,861	3,192,799

Export	5,373,999	4,188,175	2,561,347
Total revenue, net	12,546,285	9,746,036	5,754,146

Segment Information: Schedule of allocation of total revenue by country (Tables)	12 Months Ended
Dec. 31, 2011
Schedule of allocation of total revenue by country:
Schedule of allocation of total revenue by country

	2011	2010	2009
Russia	5,727,424	4,803,407	2,739,417
Europe	2,681,291	1,838,933	1,139,608
Asia	1,557,307	1,271,586	869,156
CIS	1,030,807	646,371	277,781
Middle East	916,088	908,694	585,446
USA	238,812	97,371	48,076
Other regions	394,556	179,674	94,662
Total	12,546,285	9,746,036	5,754,146

Segment Information: Schedule of carrying amounts of long-lived assets pertaining to the Group's major operations located outside Russia (Tables)	12 Months Ended
Dec. 31, 2011
Schedule of carrying amounts of long-lived assets pertaining to the Group's major operations located outside Russia:
Schedule of carrying amounts of long-lived assets pertaining to the Group's major operations located outside Russia
	2011	2010
USA	2,253,571	2,294,066
CIS	1,762,393	1,587,515
Romania	228,564	228,636
Bulgaria	48,545	51,750
Germany	43,132	45,919
Lithuania	8,672	8,863
Turkey	5,686	6,609
Switzerland/Liechtenstein	95	472
Other	11,847	4,325

Segment Information: Breakdown of the Group's revenues from external customers by major product (Tables)	12 Months Ended
Dec. 31, 2011
Breakdown of the Group's revenues from external customers by major product:
Breakdown of the Group's revenues from external customers by major product

	December 31, 2011	December 31, 2010	December 31, 2009
Mining segment:
Coal and middlings	3,222,278	2,183,310	1,236,035
Iron ore concentrate	370,086	338,771	232,960
Coke and chemical products	451,207	408,456	161,304
Other	96,377	120,413	82,946
Total	4,139,948	3,050,950	1,713,245

Power segment: Electricity Other Total
	609,604	561,199	484,089
	167,062	92,464	49,878
	776,666	653,663	533,967

Steel segment:
Semi-finished steel products	1,300,120	1,235,592	496,810
Long steel products	3,076,496	2,266,765	1,469,886
Flat steel products	739,468	487,337	257,187
Forgings and stampings	469,291	312,372	213,232
Hardware	944,269	723,014	471,907
Other	624,773	561,144	234,260
Total	7,154,417	5,586,224	3,143,282

Ferroalloy segment:
Nickel	255,155	251,648	190,647
Ferrosilicon	84,740	91,666	66,648
Chrome	105,744	93,551	92,847
Other	29,615	18,334	13,510
Total	475,254	455,199	363,652
Total revenue	12,546,285	9,746,036	5,754,146

General: Formation (Details)	12 Months Ended
Dec. 31, 2011
Formation	Mar 19, 2003
Entity Incorporation, State Country Name	Russian Federation

General: Formation: Schedule of Business Acquisitions by Acquisition, Equity Interest Issued or Issuable (Details)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Mechel International Holdings GmBH (MIH)
Interest in Voting Stock held by the Group	100.00%	100.00%	100.00%
Subsidiary Registered in	Switzerland
Subsidiary Core Business	Holding and trading
Date Control Acquired or Date of Incorporation	Jul 1, 1995
Mechel Metal Supply AG (MMS)
Interest in Voting Stock held by the Group	100.00%	100.00%	100.00%
Subsidiary Registered in	Liechtenstein
Subsidiary Core Business	Trading
Date Control Acquired or Date of Incorporation	Oct 30, 2000
Mechel Trading House (MTH)
Interest in Voting Stock held by the Group	100.00%	100.00%	100.00%
Subsidiary Registered in	Russia
Subsidiary Core Business	Trading
Date Control Acquired or Date of Incorporation	Jun 23, 1997
Southern Kuzbass Coal Company (SKCC)
Interest in Voting Stock held by the Group	96.60%	96.60%	95.90%
Subsidiary Registered in	Russia
Subsidiary Core Business	Coal mining
Date Control Acquired or Date of Incorporation	Jan 21, 1999
Tomusinsk Open Pit Mine (TOPM)
Interest in Voting Stock held by the Group	74.50%	74.50%	74.50%
Subsidiary Registered in	Russia
Subsidiary Core Business	Coal mining
Date Control Acquired or Date of Incorporation	Jan 21, 1999
Chelyabinsk Metallurgical Plant (CMP)
Interest in Voting Stock held by the Group	94.20%	94.20%	94.20%
Subsidiary Registered in	Russia
Subsidiary Core Business	Steel products
Date Control Acquired or Date of Incorporation	Dec 27, 2001
Southern Urals Nickel Plant (SUNP)
Interest in Voting Stock held by the Group	84.10%	84.10%	84.10%
Subsidiary Registered in	Russia
Subsidiary Core Business	Nickel
Date Control Acquired or Date of Incorporation	Dec 27, 2001
Vyartsilya Metal Products Plant (VMPP)
Interest in Voting Stock held by the Group	93.30%	93.30%	93.30%
Subsidiary Registered in	Russia
Subsidiary Core Business	Steel products
Date Control Acquired or Date of Incorporation	May 24, 2002
Beloretsk Metallurgical Plant (BMP)
Interest in Voting Stock held by the Group	91.40%	91.40%	91.40%
Subsidiary Registered in	Russia
Subsidiary Core Business	Steel products
Date Control Acquired or Date of Incorporation	Jun 14, 2002
Mechel Targoviste S.A.
Interest in Voting Stock held by the Group	86.60%	86.60%	86.60%
Subsidiary Registered in	Romania
Subsidiary Core Business	Steel products
Date Control Acquired or Date of Incorporation	Aug 28, 2002
Ural Stampings Plant (USP)
Interest in Voting Stock held by the Group	93.80%	93.80%	93.80%
Subsidiary Registered in	Russia
Subsidiary Core Business	Steel products
Date Control Acquired or Date of Incorporation	Apr 24, 2003
Korshunov Mining Plant (KMP)
Interest in Voting Stock held by the Group	85.60%	85.60%	85.60%
Subsidiary Registered in	Russia
Subsidiary Core Business	Iron ore mining
Date Control Acquired or Date of Incorporation	Oct 16, 2003
Mechel Campia Turzii S.A.
Interest in Voting Stock held by the Group	86.60%	86.60%	86.60%
Subsidiary Registered in	Romania
Subsidiary Core Business	Steel products
Date Control Acquired or Date of Incorporation	Jun 20, 2003
Mechel Nemunas (MN)
Interest in Voting Stock held by the Group	100.00%	100.00%	100.00%
Subsidiary Registered in	Lithuania
Subsidiary Core Business	Steel products
Date Control Acquired or Date of Incorporation	Oct 15, 2003
Mechel Energo
Interest in Voting Stock held by the Group	100.00%	100.00%	100.00%
Subsidiary Registered in	Russia
Subsidiary Core Business	Power trading
Date Control Acquired or Date of Incorporation	Feb 3, 2004
Port Posiet
Interest in Voting Stock held by the Group	97.10%	97.10%	97.10%
Subsidiary Registered in	Russia
Subsidiary Core Business	Transportation
Date Control Acquired or Date of Incorporation	Feb 11, 2004
Kaslinsky Architectural Art Casting Plant
Interest in Voting Stock held by the Group	100.00%	100.00%	100.00%
Subsidiary Registered in	Russia
Subsidiary Core Business	Steel products
Date Control Acquired or Date of Incorporation	Apr 14, 2004
Izhstal
Interest in Voting Stock held by the Group	88.40%	88.40%	88.40%
Subsidiary Registered in	Russia
Subsidiary Core Business	Steel products
Date Control Acquired or Date of Incorporation	May 14, 2004
Port Kambarka
Interest in Voting Stock held by the Group	90.40%	90.40%	90.40%
Subsidiary Registered in	Russia
Subsidiary Core Business	Transportation
Date Control Acquired or Date of Incorporation	Apr 27, 2005
Mechel Service
Interest in Voting Stock held by the Group	100.00%	100.00%	100.00%
Subsidiary Registered in	Russia
Subsidiary Core Business	Trading
Date Control Acquired or Date of Incorporation	May 5, 2005
Mechel Trading Ltd.
Interest in Voting Stock held by the Group	100.00%	100.00%	100.00%
Subsidiary Registered in	Switzerland
Subsidiary Core Business	Trading
Date Control Acquired or Date of Incorporation	Dec 20, 2005
Metals Recycling
Interest in Voting Stock held by the Group	100.00%	100.00%	100.00%
Subsidiary Registered in	Russia
Subsidiary Core Business	Scrap collecting
Date Control Acquired or Date of Incorporation	Mar 14, 2006
Moscow Coke and Gas Plant (Moskoks)
Interest in Voting Stock held by the Group	99.50%	99.50%	99.50%
Subsidiary Registered in	Russia
Subsidiary Core Business	Coke production
Date Control Acquired or Date of Incorporation	Oct 4, 2006
Southern Kuzbass Power Plant (SKPP)
Interest in Voting Stock held by the Group	98.30%	98.30%	98.30%
Subsidiary Registered in	Russia
Subsidiary Core Business	Power generation
Date Control Acquired or Date of Incorporation	Apr 19, 2007
Mechel Finance
Interest in Voting Stock held by the Group		100.00%	100.00%
Subsidiary Registered in	Russia
Subsidiary Core Business	Corporate finance
Date Control Acquired or Date of Incorporation	Jun 6, 2007
Kuzbass Power Sales Company (KPSC)
Interest in Voting Stock held by the Group	72.10%	72.10%	72.10%
Subsidiary Registered in	Russia
Subsidiary Core Business	Power sales
Date Control Acquired or Date of Incorporation	Jun 30, 2007
Bratsk Ferroalloy Plant (BFP)
Interest in Voting Stock held by the Group	100.00%	100.00%	100.00%
Subsidiary Registered in	Russia
Subsidiary Core Business	Ferroalloy production
Date Control Acquired or Date of Incorporation	Aug 6, 2007
Yakutugol
Interest in Voting Stock held by the Group	100.00%	100.00%	100.00%
Subsidiary Registered in	Russia
Subsidiary Core Business	Coal mining
Date Control Acquired or Date of Incorporation	Oct 19, 2007
Mechel-Carbon
Interest in Voting Stock held by the Group	100.00%	100.00%	99.20%
Subsidiary Registered in	Switzerland
Subsidiary Core Business	Trading
Date Control Acquired or Date of Incorporation	Apr 2, 2008
Ductil Steel S.A. (Ductil Steel)
Interest in Voting Stock held by the Group	100.00%	100.00%	100.00%
Subsidiary Registered in	Romania
Subsidiary Core Business	Steel products
Date Control Acquired or Date of Incorporation	Apr 8, 2008
Oriel Resources Plc. (Oriel)
Interest in Voting Stock held by the Group	100.00%	100.00%	100.00%
Subsidiary Registered in	Great Britain
Subsidiary Core Business	Chrome and nickel
Date Control Acquired or Date of Incorporation	Apr 17, 2008
Mechel-Mining OAO
Interest in Voting Stock held by the Group	98.69%	98.69%	98.44%
Subsidiary Registered in	Russia
Subsidiary Core Business	Holding
Date Control Acquired or Date of Incorporation	Apr 18, 2008
HBL Holding GmbH (HBL)
Interest in Voting Stock held by the Group	100.00%	100.00%	100.00%
Subsidiary Registered in	Germany
Subsidiary Core Business	Trading
Date Control Acquired or Date of Incorporation	Sep 26, 2008
Mechel Remservice
Interest in Voting Stock held by the Group	100.00%	100.00%	100.00%
Subsidiary Registered in	Russia
Subsidiary Core Business	Repairs
Date Control Acquired or Date of Incorporation	Feb 9, 2009
The BCG Companies
Interest in Voting Stock held by the Group	100.00%	100.00%	100.00%
Subsidiary Registered in	USA
Subsidiary Core Business	Coal mining
Date Control Acquired or Date of Incorporation	May 7, 2009
Laminorul S.A..
Interest in Voting Stock held by the Group	90.90%	90.90%
Subsidiary Registered in	Romania
Subsidiary Core Business	Steel products
Date Control Acquired or Date of Incorporation	Feb 25, 2010
Ramateks
Interest in Voting Stock held by the Group	100.00%	100.00%
Subsidiary Registered in	Turkey
Subsidiary Core Business	Trading
Date Control Acquired or Date of Incorporation	Jun 18, 2010
Toplofikatsia Rousse (TPP Rousse)
Interest in Voting Stock held by the Group	100.00%	100.00%	49.00%
Subsidiary Registered in	Bulgaria
Subsidiary Core Business	Power generation
Date Control Acquired or Date of Incorporation	Dec 9, 2010
Mechel Mining Trading House
Interest in Voting Stock held by the Group	100.00%
Subsidiary Registered in	Russia
Subsidiary Core Business	Trading
Date Control Acquired or Date of Incorporation	May 19, 2011
Invicta Merchant Bar
Interest in Voting Stock held by the Group	100.00%
Subsidiary Registered in	Great Britain
Subsidiary Core Business	Steel products
Date Control Acquired or Date of Incorporation	Aug 22, 2011
Donetsk Electrometallurgical Plant (DEMP)
Interest in Voting Stock held by the Group	100.00%
Subsidiary Registered in	Ukraine
Subsidiary Core Business	Steel products
Date Control Acquired or Date of Incorporation	Dec 22, 2011

Summary of Significant Accounting Policies: Other Property, Plant and Equipment: Schedule of Property, Plant and Equipment (Details)	12 Months Ended
Dec. 31, 2011
Building
Useful economic lives estimates (minimum years)	20
Useful economic lives estimates (maximum years)	45
Land Improvements
Useful economic lives estimates (minimum years)	20
Useful economic lives estimates (maximum years)	50
Machinery and Equipment
Useful economic lives estimates (minimum years)	7
Useful economic lives estimates (maximum years)	30
Transportation Equipment
Useful economic lives estimates (minimum years)	4
Useful economic lives estimates (maximum years)	15
Property, Plant and Equipment, Other Types
Useful economic lives estimates (minimum years)	4
Useful economic lives estimates (maximum years)	8

Summary of Significant Accounting Policies: Mineral Licenses: Effect of change in estimate of fair value of mineral licenses (Details) (USD $)
In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2011
New Accounting Pronouncement or Change in Acounting Principle, Effect of Change on Depletion Expense	$ 17,323
Mineral Licenses	$ 13,858
New Accounting Pronouncement or Change in Accounting Principle, Effect of Change on Basic Earnings Per Share	$ 0.00003

Summary of Significant Accounting Policies: Long-lived Assets Impairment, Including Definite-lived Intangibles and Goodwill: Forecasted Inflation Rates used in Cash Flow projections (Details)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Russia
Forecasted Inflation Rate for Cash Flow Projection	6.00%	6.00%	6.00%	6.00%	7.00%	8.00%
USA
Forecasted Inflation Rate for Cash Flow Projection	2.00%	2.00%	2.00%	2.00%	3.00%	3.00%
Bulgaria
Forecasted Inflation Rate for Cash Flow Projection	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%
Romania
Forecasted Inflation Rate for Cash Flow Projection	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%
Other European Countries
Forecasted Inflation Rate for Cash Flow Projection	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%
Kazakhstan
Forecasted Inflation Rate for Cash Flow Projection	6.00%	6.00%	6.00%	6.00%	7.00%	8.00%
Ukraine
Forecasted Inflation Rate for Cash Flow Projection	6.00%	6.00%	6.00%	6.00%	7.00%	8.00%

Summary of Significant Accounting Policies: Long-lived Assets Impairment, Including Definite-lived Intangibles and Goodwill: Schedule of Estimated Discount Rate in nominal terms on weighted average cost of capital basis (Details)
	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Estimated Discount Rate in nominal terms on weighted average cost of capital basis	9.37%	9.70%	10.05%	10.40%	10.75%	11.12%

Summary of Significant Accounting Policies: Long-lived Assets Impairment, Including Definite-lived Intangibles and Goodwill (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Estimated Discount Rate in nominal terms on weighted average cost of capital basis	$ 0

Summary of Significant Accounting Policies: Long-lived Assets Impairment, Including Definite-lived Intangibles and Goodwill: Excess of Fair Value over Carrying Value, and Goodwill allocated to Reporting Units (Details) (USD $)
In Thousands, unless otherwise specified	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Goodwill	$ 1,151,187	[1],[2]	$ 969,560	[1],[2]	$ 894,374	[1]
Toplofikatsia Rousse (TPP Rousse)
Excess of fair valueover carrying value	11.00%
Goodwill	83,513
Southern Kuzbass Power Plant (SKPP)
Excess of fair valueover carrying value	14.00%
Goodwill	$ 118,851

[1]	Net of effects of intersegment eliminations
[2]	See Note 3(f)

Summary of Significant Accounting Policies: Accounts Receivable: Schedule of Credit Terms (Details)	12 Months Ended
Dec. 31, 2011
Minimum
Credit Terms, Standard, in days	30
Credit Terms, Related Party Customers, in days	30
Maximum
Credit Terms, Standard, in days	60
Credit Terms, Related Party Customers, in days	180

Summary of Significant Accounting Policies: Retirement Benefit Obligations (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Russian Pension Fund Contribution Rate	$ 26.00%	$ 20.00%
Obligatory Medical Insurance Fund Contribution Rate	5.10%	3.10%
Social Insurance Fund Contribution Rate		2.90%
Contributions to Russian Pension Fund	211,732,000	134,579,000	75,164,000
Contributions to pension plans under UMWA (The BCG Companies)	$ 3,900,000	$ 4,238,000	$ 2,000,000	[1]

[1]	For the period from the acquisition date through December 31, 2009.

Summary of Significant Accounting Policies: Shipping and Handling Costs: Shipping and Handling Costs (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Shipping, Handling and Transportation Costs	$ 1,117,065	$ 918,231	$ 689,777

Summary of Significant Accounting Policies: Income Taxes: Accruals for Unrecognized Income Tax Benefits (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011		Dec. 31, 2010
Unrecognized Tax Benefits	$ 2,190	[1]	$ 4,266	[1]
Unrecognized Tax Benefits, Income Tax Penalties and Interest Accrued	$ 438		$ 717

[1]	See Note 19

Summary of Significant Accounting Policies: Comprehensive Income (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Income Taxes related to Pension Adjustments	$ 7,276	$ 6,782

Summary of Significant Accounting Policies: Comprehensive Income: Schedule of Accumulated other comprehensive loss components (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cumulative currency translation adjustment	$ (385,528)	$ (239,769)	$ (215,814)
Available-for-sale Securities, Gross Unrealized Losses (Deprecated 2011-01-31)	(3,181)	(936)	(5,774)
Pension adjustments, net of related income taxes	32,562	39,722	49,188
Total accumulated other comprehensive loss	$ (356,147)	$ (200,983)	$ (172,400)

Summary of Significant Accounting Policies: Derivative Instruments and Hedging Activities (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Loss related to the change in the fair value of derivative instruments	$ 20,784	$ 0	$ 0
Foreign currency forward and options contracts outstanding	$ 0	$ 0

Summary of Significant Accounting Policies: Concentration of Credit and Other Risks: Schedule of exchange rates for functional and operating currencies at various subsidiaries (Details)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	May 10, 2012
Russia, Rubles
Currency Exchange Rate	32.2	30.48	30.24	29.81
Average Currency Exchange Rate	29.39	30.37	31.72
Euro Member Countries, Euro
Currency Exchange Rate	0.77	0.76	0.7	0.76
Average Currency Exchange Rate	0.72	0.75	0.72
Romania, New Lei
Currency Exchange Rate	3.34	3.2	2.94	3.37
Average Currency Exchange Rate	3.05	3.18	3.04
Kazakhstan, Tenge
Currency Exchange Rate	148.4	147.4	148.36	147.94
Average Currency Exchange Rate	146.62	147.34	147.51
Bulgaria, Leva
Currency Exchange Rate	1.51	1.46	1.36	1.49
Average Currency Exchange Rate	1.41	1.48	1.41
Turkey, New Lira
Currency Exchange Rate	1.91	1.54	1.49	1.78
Average Currency Exchange Rate	1.67	1.51	1.56
Ukraine, Hryvnia
Currency Exchange Rate	7.99	7.96	7.99	7.99
Average Currency Exchange Rate	7.97	7.94	7.79

Acquisitions, Investments and Disposals: Preliminary fair values of net assets acquired, Donetsk Electrometallurgical Plant (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009		Dec. 22, 2011 Donetsk Electrometallurgical Plant (DEMP) Preliminary Fair Value
Cash and cash equivalents	$ 643,379		$ 340,800				$ 480
Other current assets	28,733		30,343				230,402
Property, plant and equipment	7,076,303	[1]	5,392,326	[1]			233,101
Other non-current assets	222,442	[2]	220,592	[2]			1,457
Current liabilities	4,739,216		3,699,579				(210,699)
Non-current liabilities							(24,801)
Deferred income taxes							(31,692)
Fair value of net assets acquired							198,248
Goodwill	1,151,187	[3],[4]	969,560	[3],[4]	894,374	[3]	223,681
Total Investment							$ 421,929

[1]	See Note 10
[2]	See Note 12
[3]	Net of effects of intersegment eliminations
[4]	See Note 3(f)

Acquisitions, Investments and Disposals: Fair values of assets acquired and liabilities assumed, Toplofikatsia Rousse (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Cash and cash equivalents	$ 643,379		$ 340,800
Other current assets	28,733		30,343
Property, plant and equipment	7,076,303	[1]	5,392,326	[1]
Other non-current assets	222,442	[2]	220,592	[2]
Current liabilities	4,739,216		3,699,579
Goodwill	1,151,187	[3],[4]	969,560	[3],[4]	894,374	[3]
Toplofikatsia Rousse (TPP Rousse)
Goodwill	83,513
Toplofikatsia Rousse (TPP Rousse) | Provisional basis
Cash and cash equivalents	1,735
Other current assets	10,934
Property, plant and equipment	58,313
Other non-current assets	154
Current liabilities	(29,414)
Non-current liabilities	(3,575)
Deferred income taxes	(1,691)
Fair value of net assets acquired	36,456
Goodwill	104,586
Total Investment	141,042
Toplofikatsia Rousse (TPP Rousse) | Final Basis
Cash and cash equivalents	1,735
Other current assets	10,934
Property, plant and equipment	50,491
Intangible assets	28,921
Other non-current assets	154
Current liabilities	(29,414)
Non-current liabilities	(3,575)
Deferred income taxes	(3,436)
Fair value of net assets acquired	55,810
Goodwill	85,232
Total Investment	141,042
Toplofikatsia Rousse (TPP Rousse) | Adjustments
Property, plant and equipment	(7,822)
Intangible assets	28,921
Deferred income taxes	(1,745)
Fair value of net assets acquired	19,354
Goodwill	$ (19,354)

[1]	See Note 10
[2]	See Note 12
[3]	Net of effects of intersegment eliminations
[4]	See Note 3(f)

Acquisitions, Investments and Disposals: Fair values of net assets acquired, Ramateks (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009		Jun. 18, 2010 Ramateks Fair Value
Cash and cash equivalents	$ 643,379		$ 340,800				$ 360
Other current assets	28,733		30,343				15,419
Property, plant and equipment	7,076,303	[1]	5,392,326	[1]			7,276
Deferred income taxes							740
Current liabilities	4,739,216		3,699,579				(21,025)
Non-current liabilities							(2,190)
Fair value of net assets acquired							580
Goodwill	1,151,187	[2],[3]	969,560	[2],[3]	894,374	[2]	2,420
Total Investment							$ 3,000

[1]	See Note 10
[2]	Net of effects of intersegment eliminations
[3]	See Note 3(f)

Acquisitions, Investments and Disposals: Fair values of net assets acquired, Donau Commodities SRL and Laminorul S.A. (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011		Dec. 31, 2010		Feb. 25, 2010 Donau Commodities SRL and Laminorul S.A. Fair Value
Cash and cash equivalents	$ 643,379		$ 340,800		$ 812
Other current assets	28,733		30,343		22,108
Property, plant and equipment	7,076,303	[1]	5,392,326	[1]	36,380
Other non-current assets	222,442	[2]	220,592	[2]	365
Current liabilities	4,739,216		3,699,579		(30,332)
Deferred income taxes					(5,197)
Non-current liabilities					(4,779)
Fair value of net assets acquired					19,357
Non-controlling interest					(1,760)
Gain from bargain purchase			7,515		(5,746)
Total Investment					$ 11,851

[1]	See Note 10
[2]	See Note 12

Acquisitions, Investments and Disposals: Fair values of purchase considerations, BCG Companies (Details) (The BCG Companies, Fair Value, USD $) In Thousands, unless otherwise specified	May 07, 2009
The BCG Companies | Fair Value
Cash payment	$ 436,414
Mechel OAO preferred shares	496,159
CVR contingent payment	495,234
Drilling Program contingent payment	19,373
Total Investment	$ 1,447,180

Acquisitions, Investments and Disposals: Fair values of net assets acquired, BCG Companies (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011		Dec. 31, 2010		May 07, 2009 The BCG Companies Fair Value
Cash and cash equivalents	$ 643,379		$ 340,800		$ 4,908
Other current assets	28,733		30,343		43,126
Property, plant and equipment	7,076,303	[1]	5,392,326	[1]	138,678
Mineral licenses					2,172,382
Other non-current assets	222,442	[2]	220,592	[2]	976
Current liabilities	4,739,216		3,699,579		(111,286)
Non-current liabilities					(93,164)
Deferred income taxes					(708,440)
Fair value of net assets acquired					1,447,180
Total Investment					$ 1,447,180

[1]	See Note 10
[2]	See Note 12

Acquisitions, Investments and Disposals: Schedule of Goodwill arising on Acquisitions (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Goodwill Balance	$ 1,151,187	$ 969,560	$ 894,374	$ 910,444
Acquisition of EkosPlus, Mining segment			4,533
Goodwill Translation difference	(47,733)	(14,837)	(20,603)
Acquisition of TPP Rousse, Energy segment		85,232
Acquisition of Ramateks, Steel segment		2,420
Acquisition of other subsidiaries, Steel segment		2,371
Acquisition of DEMP, Steel segment	223,681
Acquisition of other subsidiaries	$ 5,679

Acquisitions, Investments and Disposals: Schedule of changes in non-controlling interest (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Non-controlling Interests, Balance	$ 374,562	$ 323,175	$ 295,957	$ 305,838
Purchase of non-controlling interest in subsidiaries by the Group	(20)	(7,040)	(3,368)
Non-controlling Interests, New Acquisitions		1,760	246
Non-controlling interests share in subsidiaries' income from continuing operations	75,562	34,761	2,590
Non-controlling Interests, Translation difference	(25,035)	(2,263)	(9,349)
Non-controlling Interest, Effect of changes in ownership of subsidiaries within the Group	880
Non-controlling interest acquired, amount	(860)	5,280	3,368
Non-controlling interest acquired, cash paid	283	17,481	14,631
Southern Kuzbass Power Plant (SKPP)
Time Frame of Acquisition	January-December	February-December	September-October
Non-controlling interest acquired, percentage	0.02%	0.71%	0.44%
Non-controlling interest acquired, amount	20	4,947	3,043
Non-controlling interest acquired, cash paid	283	16,505	11,131
Chelyabinsk Metallurgical Plant (CMP)
Time Frame of Acquisition		January-February	April
Non-controlling interest acquired, percentage		0.00%	0.01%
Non-controlling interest acquired, amount		25	65
Non-controlling interest acquired, cash paid		10
Mechel-Carbon
Time Frame of Acquisition		June	July-September
Non-controlling interest acquired, percentage		0.79%	9.21%
Non-controlling interest acquired, amount		5	260
Non-controlling interest acquired, cash paid		308
Delizia Finance Ltd
Time Frame of Acquisition			January
Non-controlling interest acquired, percentage			10.00%
Non-controlling interest acquired, cash paid			3,000
Luckstone Corporation
Time Frame of Acquisition			January
Non-controlling interest acquired, percentage			10.00%
Non-controlling interest acquired, cash paid			500
Nerungribank
Time Frame of Acquisition			January
Non-controlling interest acquired, percentage			4.89%
Morcenter TECK
Time Frame of Acquisition			March
Non-controlling interest acquired, percentage			0.83%
Other
Time Frame of Acquisition		January-August
Non-controlling interest acquired, amount		303
Non-controlling interest acquired, cash paid		658
Effect of changes in ownership of subsidiaries within the Group
Time Frame of Acquisition	January-December
Non-controlling interest acquired, amount	$ (880)

Acquisitions, Investments and Disposals: Schedule 1 of pro-forma condensed consolidated income statement data (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Revenue, net	$ 12,548,035	$ 9,793,988	$ 5,951,436
Net income	$ 688,495	$ 655,968	$ 243,420
Business Acquisition, Pro Forma Income (Loss) , Per Share, Basic	$ 1.47	$ 1.55	$ 0.26

Acquisitions, Investments and Disposals: Schedule 2 of pro-forma condensed consolidated income statement data (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Revenue, net	$ 12,548,035	$ 9,793,988	$ 5,951,436
Net income	$ 688,495	$ 655,968	$ 243,420
Business Acquisition, Pro Forma Income (Loss) , Per Share, Basic	$ 1.47	$ 1.55	$ 0.26

Cash and Cash Equivalents: Schedule of components of Cash and Cash Equivalents (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Cash and cash equivalents	$ 643,379	$ 340,800
USD Bank Accounts
Cash and cash equivalents	432,624	89,725
Russian Ruble Bank Accounts
Cash and cash equivalents	116,949	152,957
Euro Bank Accounts
Cash and cash equivalents	52,524	60,665
Bank Accounts in other currencies
Cash and cash equivalents	23,892	30,842
Bank Accounts, Other
Cash and cash equivalents	$ 17,390	$ 6,611

Accounts Receivable, Net: Schedule of Accounts and Notes Receivable (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Accounts receivable, Gross, Domestic customers	$ 516,584	$ 392,219
Accounts receivable, Gross, Foreign customers	358,942	189,673
Total Accounts Receivable, Gross	875,526	581,892
Allowance for doubtful receivables	(50,966)	(52,785)	(66,764)	(110,613)
Total Accounts Receivable, Net	$ 824,560	$ 529,107

Accounts Receivable, Net: Schedule of changes in the allowance for doubtful accounts (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Allowance for doubtful receivables	$ (52,785)	$ (66,764)	$ (110,613)
(Allowance) Recovery of allowance for doubtful accounts	(3,224)	11,933	38,019
Accounts receivable written off, net	2,306		(1,015)
Allowance for doubtful accounts, translation difference	2,737	2,046	6,845
Allowance for doubtful receivables	$ (50,966)	$ (52,785)	$ (66,764)

Inventories: Schedule of Inventories (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Finished goods	$ 1,586,876	$ 1,049,795
Raw materials and purchased parts	707,128	573,375
Work-in-process	305,093	243,456
Inventory, Gross	$ 2,599,097	$ 1,866,626

Inventories: Schedule of change in the write-downs of inventories by segment (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Increase (Decrease) in write downs of inventories	$ 18,276	$ (20,225)	$ (186,264)
Steel
Increase (Decrease) in write downs of inventories	3,873	(15,970)	(117,847)
Mining
Increase (Decrease) in write downs of inventories	16,605	(6,614)	5,516
Ferroalloy
Increase (Decrease) in write downs of inventories	276	2,186	(74,417)
Energy
Increase (Decrease) in write downs of inventories	$ (2,478)	$ 173	$ 484

Prepayments and Other Current Assets: Schedule of Prepayments and other current assets (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
VAT and other taxes recoverable	$ 453,264	$ 308,427
Prepayments and advances for materials	101,650	128,184
Other receivables	24,865	15,613
Bank deposits with original maturities over 90 days	7,283	200,060
Short-term loans issued	2,561	13,280
Certificates of deposit		3,615
Promissory notes received	325	8,058
Other current assets	28,733	30,343
Prepayments and other current assets	$ 654,285	$ 737,651

Long-term Investments: Schedule of Long-term Investments (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011		Dec. 31, 2010
Equity method investments in related parties	$ 8,150		$ 8,764
Available-for-sale securities	2,923		5,512
Cost method investments	8,500		6,641
Other Miscellaneous Long-term Investments	2,574		2,471
Total other long-term investments	13,997	[1]	14,624	[1]
Total Long-term Investments	$ 22,147		$ 23,388

[1]	See Note 8

Long-term Investments: Schedule of Equity Method Investments (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Equity method investments, percent voting shares held	0.00%	0.00%
Equity method investments, investment carryign value	$ 8,150	$ 8,764
Mechel Somani Carbon (Mining segment)
Equity method investments, percent voting shares held	51.00%
Equity method investments, investment carryign value	528
TPTU (Mining segment)
Equity method investments, percent voting shares held	40.00%	40.00%
Equity method investments, investment carryign value	4,323	4,297
TRMZ (Mining segment)
Equity method investments, percent voting shares held	25.00%	25.00%
Equity method investments, investment carryign value	2,324	2,435
RIKT (Mining segment)
Equity method investments, percent voting shares held	36.00%	36.00%
Equity method investments, investment carryign value	$ 975	$ 2,032

Long-term Investments: Summarized unaudited information on equity method investees, Income data (Details) (Unaudited, USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Unaudited
Equity method investees, Revenues and other income	$ 43,255	$ 33,767	$ 98,547
Equity method investees, Operating income	5,074	2,906	7,824
Equity method investees, Net income	$ 3,146	$ 1,894	$ 3,572

Long-term Investments: Summarized unaudited information on equity method investees, Balance Sheet data (Details) (Unaudited, USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Unaudited
Equity method investees, Current assets	$ 20,065	$ 14,268
Equity method investees, Non-current assets	14,750	15,861
Equity method investees, Current liabilities	8,106	3,836
Equity method investees, Non-current liabilities	$ 651	$ 549

Long-term Investments: Available-for-sale Securities (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011
Available-for-sale securities, Cost	$ 6,448
Available-for-sale securities, Fair Value	5,512
Available-for-sale securities, Unrealized Losses	(936)
Equity Securities
Available-for-sale securities, Cost	6,448
Available-for-sale securities, Fair Value	5,512
Available-for-sale securities, Unrealized Losses	$ (936)

Related Parties: Schedule of Transactions with Related Parties (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Related Parties, Purchases	$ 1,639,583	$ 1,244,306	$ 128,556
Related Parties, Sales	904,876	686,172	107,104
Related Parties, Other Gain (Loss)	2,364	3,089	(10,135)
Related Parties, Financing Provided (Received), Net	944,530	87,836	130,143
Related Parties, Receivable from	1,315,288	682,342
Related Parties, Payable To	(179,672)	(96,694)
Related Parties, Total Outstanding Receivable (Payable), Net	1,135,616	585,648
Related metallurgical plants
Related Parties, Purchases	1,555,754	1,228,542	117,828
Related Parties, Sales	419,048	419,786	57,206
Related Parties, Other Gain (Loss)	2,364	1,390	186
Related Parties, Financing Provided (Received), Net	944,530
Related Parties, Receivable from	1,058,425	512,018
Related Parties, Payable To	(177,745)	(91,843)
Related Parties, Total Outstanding Receivable (Payable), Net	880,680	420,175
Metallurg-Trust
Related Parties, Purchases	1,403	36
Related Parties, Sales	422,989	220,168
Related Parties, Receivable from	176,105	127,760
Related Parties, Payable To	(56)	(4,232)
Related Parties, Total Outstanding Receivable (Payable), Net	176,049	123,528
Usipar
Related Parties, Purchases	72,114	7,456
Related Parties, Sales	61,189	13,372
Related Parties, Receivable from	80,544	42,214
Related Parties, Total Outstanding Receivable (Payable), Net	80,544	42,214
TPTU
Related Parties, Purchases	5,664	2,857	1,977
Related Parties, Sales	11	12	14
Related Parties, Receivable from	5	189
Related Parties, Payable To	(633)	(71)
Related Parties, Total Outstanding Receivable (Payable), Net	(628)	118
TRMZ
Related Parties, Purchases	4,446	4,043	6,114
Related Parties, Sales	1,629	1,378	513
Related Parties, Other Gain (Loss)		1,278	154
Related Parties, Receivable from	191	161
Related Parties, Payable To	(1,221)	(545)
Related Parties, Total Outstanding Receivable (Payable), Net	(1,030)	(384)
Other Related Parties
Related Parties, Purchases	202	172	256
Related Parties, Sales	10	29	5
Related Parties, Other Gain (Loss)		211	(94)
Related Parties, Receivable from	18
Related Parties, Payable To	(17)	(3)
Related Parties, Total Outstanding Receivable (Payable), Net	1	(3)
Calridge
Related Parties, Other Gain (Loss)		161	(822)
Related Parties, Financing Provided (Received), Net		87,836	16,449
Laminorul
Related Parties, Purchases		1,140	1,442
Related Parties, Sales		12,231	5,356
TPP Rousse
Related Parties, Sales		19,196	43,782
Nerungribank
Related Parties, Purchases		60
Related Parties, Other Gain (Loss)		49
Mechel Fund
Related Parties, Sales			14
Related Parties, Other Gain (Loss)			(53)
RIKT
Related Parties, Purchases			173
Coalmetbank
Related Parties, Purchases			766
Related Parties, Sales			214
Related Parties, Other Gain (Loss)			(9,506)
Related Parties, Financing Provided (Received), Net			$ 113,694

Related Parties: Schedule of Transactions with Related Metallurgical Plants (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Related Metallurgical Plants, Steel segment products sales	$ 314,297		$ 387,215		$ 41,873
Related Metallurgical Plants, Ferroalloy segment products sales	36,141		19,002
Related Metallurgical Plants, Mining segment products sales	4,315		9,150		6,899
Related Metallurgical Plants, Other revenues	64,295	[1]	4,419	[1]	8,434	[1]
Related Metallurgical Plants, Total Revenues	419,048		419,786		57,206
Related Metallurgical Plants, Cost of goods for resale, production and operating expenses	1,528,053		1,213,426		115,448
Related Metallurgical Plants, Transportation expenses	27,573		14,993		2,371
Related Metallurgical Plants, Other expenses	128		123		9
Related Metallurgical Plants, Total Costs and Expenses	$ 1,555,754		$ 1,228,542		$ 117,828

[1]	Including power segment sales and services provided to related metallurgical plants by all segment companies.

Related Parties: Schedule of Current Balances in Settlement with Related Metallurgical Plants (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Related Metallurgical Plants, Trade accounts receivable	$ 83,910	$ 183,106
Related Metallurgical Plants, Prepayments and other current assets	29,985	328,912
Related Metallurgical Plants, Loans issued	944,530
Related Metallurgical Plants, Total Assets	1,058,425	512,018
Related Metallurgical Plants, Trade accounts payable	129,630	91,122
Related Metallurgical Plants, Advances received and other payables	48,115	721
Related Metallurgical Plants, Total Liabilities	$ 177,745	$ 91,843

Property, Plant and Equipment, Net: Schedule of Property, Plant and Equipment, Net (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011		Dec. 31, 2010
Land	$ 132,995		$ 122,019
Buildings and land improvements	1,396,757		1,269,917
Transfer devices	142,801		145,448
Operating machinery and equipment .	2,742,409		2,353,948
Transportation equipment and vehicles	796,053		555,102
Tools, furniture, fixtures and other	36,529		52,070
Operating property, plant and equipment, Gross	5,247,544		4,498,504
Property, Plant, and Equipment, Owned, Accumulated Depreciation	(1,773,063)		(1,567,214)
Operating property, plant and equipment, net	3,474,481		2,931,290
Mining plant and equipment	563,176		503,588
Accumulated depletion	585,521		436,434
Mining plant and equipment, net	481,530		432,278
Property, plant and equipment	$ 7,076,303	[1]	$ 5,392,326	[1]

[1]	See Note 10

Mineral Licenses, Net: Schedule of Mineral Licenses (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Coal deposits	$ 3,814,771	$ 3,897,684
Chrome deposits	1,388,856	1,398,340
Iron ore deposits	78,059	71,996
Nickel deposits	34,516	36,963
Limestone deposits	2,689	2,841
Quartzite deposits	306	338
Mineral licenses before depletion	5,319,197	5,408,162
Accumulated depletion	(585,521)	(436,434)
Mineral licenses, net	$ 4,733,676	$ 4,971,728

Other Non-current Assets: Schedule of other non-current assets (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011		Dec. 31, 2010
Capitalized loan origination fees	$ 86,409		$ 112,269
Intangible assets, net	35,242		42,121
Prepaid royalty	25,203		19,326
VAT receivable	18,206
Deferred assets from sale and lease back	13,630
Advance payments to non-state pension funds	13,539		14,208
Prepaid bonds	10,074		8,010
Single payment for participation in auction	7,180
Miscellaneous non-current assets	12,959		24,658
Other non-current assets	$ 222,442	[1]	$ 220,592	[1]

[1]	See Note 12

Debt: Schedule of Short-term borrowings and current portion of long-term debt (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Short-term borrowings and current portion of long-term debt	$ 2,651,357	$ 2,077,809
Current portion of long-term debt	1,358,489	640,844
Russia, Rubles
Short-term Debt	603,299	1,075,788
Russia, Rubles | Banks and Financial institutions
Short-term Borrowings, Rate p.a.	6.4-9.2	5.4-8.5
Short-term Debt	217,168	744,223
Russia, Rubles | Bonds Issue
Short-term Borrowings, Rate p.a.	8.1-19.0	8.5-12.5
Short-term Debt	380,349	328,117
Russia, Rubles | Corporate Lenders
Short-term Borrowings, Rate p.a.	0.0	0.0-7.0
Short-term Debt	5,782	3,448
United States of America, Dollars
Short-term Debt	291,763	241,882
United States of America, Dollars | Banks and Financial institutions
Short-term Borrowings, Rate p.a.	1.3-8.0	0.0-6.5
Short-term Debt	291,503	241,882
United States of America, Dollars | Corporate Lenders
Short-term Borrowings, Rate p.a.	6.5
Short-term Debt	260
Euro Member Countries, Euro
Short-term Debt	341,928	103,692
Euro Member Countries, Euro | Banks and Financial institutions
Short-term Borrowings, Rate p.a.	1.8-9.4	2.0-6.5
Short-term Debt	341,928	103,692
Romania, New Lei
Short-term Debt	16,922	15,603
Romania, New Lei | Banks and Financial institutions
Short-term Borrowings, Rate p.a.	8.4-9.4	7.6
Short-term Debt	16,922	15,603
Kazakhstan, Tenge
Short-term Debt	28,538
Kazakhstan, Tenge | Banks and Financial institutions
Short-term Borrowings, Rate p.a.	9.5
Short-term Debt	28,538
Turkey, New Lira
Short-term Debt	10,418
Turkey, New Lira | Banks and Financial institutions
Short-term Borrowings, Rate p.a.	13.8-17.8
Short-term Debt	$ 10,418

Asset Retirement Obligations: Schedule of Movements in Asset Retirement Obligations (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Asset Retirement Obligation	$ 56,220	$ 59,695	$ 71,604
Liabilities incurred in the current year		1,770	3,359
Liabilities settled in the current year	(5,106)	(2,821)	(6,706)
Translation difference	1,309	741	2,698
Revision in estimated cash flow	(12,710)	(8,228)	(13,262)
Translation difference	(1,309)	(741)	(2,698)
Asset Retirement Obligation	$ 43,917	$ 56,220	$ 59,695

Pension and Postretirement Benefits: Schedule of movements in projected benefit obligation ("PBO") (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Projected Benefit Obligation, Balance	$ 147,534	$ 156,880	$ 187,030
Service cost	5,718	6,990	7,680
Interest cost	11,493	12,572	14,917
Obligations arising from acquisitions and other	10,211	1,564	1,665
Benefits paid	(12,650)	(15,091)	(15,000)
Actuarial loss (gain)	2,525	(4,505)	3,650
Plan amendments	274	8,852	1,856
Curtailment gain	(38,431)	(18,237)	(38,573)
Translation difference	(5,092)	(1,491)	(6,345)
Projected Benefit Obligation, Balance	$ 121,582	$ 147,534	$ 156,880

Pension and Postretirement Benefits: Schedule of the components of net periodic benefit cost (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Net Periodic Benefit, Service cost	$ 5,718	$ 6,990	$ 7,680
Net Periodic Benefit, Amortization of prior service cost	1,444	670	313
Net Periodic Benefit, Interest cost	11,493	12,572	14,917
Net Periodic Benefit, Amortization of actuarial gain	(4,495)	(2,581)	(3,187)
Net Periodic Benefit, Curtailment gain	(38,711)	(13,910)	(37,717)
Net Periodic Benefit, Other benefits		545	1,665
Net periodic benefit cost	$ (24,551)	$ 4,286	$ (16,329)

Pension and Postretirement Benefits: Schedule of The PBO, accumulated benefit obligation, fair value of plan assets and funded status (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Projected benefit obligation (PBO)	$ 121,582	$ 147,534
PBO, Accumulated benefit obligation	107,983	116,549
PBO, Funded status	$ (121,582)	$ (147,534)

Pension and Postretirement Benefits: Schedule of Amounts recognized in accumulated other comprehensive income ("AOCI") (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
AOCI, Net Gain	$ (50,166)	$ (59,233)
AOCI, Prior Service Cost	8,021	8,801
AOCI, Translation Difference	(1,315)	759
Total amount recognized on AOCI	$ (43,460)	$ (49,673)

Pension and Postretirement Benefits: Schedule of Estimated Future Benefit Payments (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011
Estimated future benefit payments reflecting expected future service	$ 18,022
2012
Estimated future benefit payments reflecting expected future service	1,470
2013
Estimated future benefit payments reflecting expected future service	1,556
2014
Estimated future benefit payments reflecting expected future service	1,642
2015
Estimated future benefit payments reflecting expected future service	1,718
2016
Estimated future benefit payments reflecting expected future service	1,778
2017 to 2021
Estimated future benefit payments reflecting expected future service	$ 9,858

Finance Leases: Schedule of Net Book Value of Leased Asets (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Transportation, Vehicles and Equipment	$ 445,850	$ 195,054
Capital Lease, Operating machinery and equipment	198,193	93,639
Capital Lease, Construction in Progress	596	1,731
Accumulated Depreciation of Leased Assets	(73,037)	(34,263)
Net value of property, plant and equipment, obtained under capital lease agreements	$ 571,602	$ 256,161

Finance Leases: Schedule of Carrying Amount and Maturities of Capital Lease Liabilities (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011
Capital lease liabilities, Total Payable	$ 659,788
Capital lease liabilities, Interest	(187,632)
Capital lease liabilities, Net Payable	472,156
2012
Capital lease liabilities, Total Payable	156,802
Capital lease liabilities, Interest	(59,895)
Capital lease liabilities, Net Payable	96,907
2013
Capital lease liabilities, Total Payable	138,086
Capital lease liabilities, Interest	(46,518)
Capital lease liabilities, Net Payable	91,568
2014
Capital lease liabilities, Total Payable	117,920
Capital lease liabilities, Interest	(34,621)
Capital lease liabilities, Net Payable	83,299
2015
Capital lease liabilities, Total Payable	99,474
Capital lease liabilities, Interest	(23,911)
Capital lease liabilities, Net Payable	75,563
2016
Capital lease liabilities, Total Payable	69,727
Capital lease liabilities, Interest	(14,413)
Capital lease liabilities, Net Payable	55,314
2017 and later
Capital lease liabilities, Total Payable	77,779
Capital lease liabilities, Interest	(8,274)
Capital lease liabilities, Net Payable	$ 69,505

Equity: Schedule of Earnings Per Share (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Net income (loss) available to common shareholders	$ 649,604	$ 648,433	$ (60,757)
Total weighted average number of shares outstanding during the period	416,270,745	416,270,745	416,270,745
Earnings (loss) per common share (in U.S. dollars)	$ 1.56	$ 1.56	$ (0.15)

Income Taxes: Schedule of Income before tax, by Jurisdiction (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income before tax	$ 1,163,327	$ 968,630	$ 95,224
Russia
Income before tax	1,448,368	1,179,656	(390,020)
Switzerland
Income before tax	(57,874)	61,583	(45,254)
British Virgin Islands
Income before tax	5,467	144,032	518,437
Romania
Income before tax	(161,345)	(114,597)	(99,069)
Lithuania
Income before tax	(1,542)	(3,514)	(3,477)
Kazakhstan
Income before tax	(43,111)	(48,751)	34,009
USA
Income before tax	36,397	(34,223)	(50,103)
Other tax jurisdiction
Income before tax	$ (63,033)	$ (215,556)	$ 130,701

Income Taxes: Schedule of Income tax benefit or expense, by Jurisdiction (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Current Income Tax Expense (Benefit)	$ 353,204	$ 201,261	$ 50,558
Deferred Income Tax Expense (Benefit)	6,676	75,395	(31,665)
Income Tax Expense (Benefit)	359,880	276,656	18,893
Russia
Current Income Tax Expense (Benefit)	323,370	195,514	41,940
Deferred Income Tax Expense (Benefit)	16,577	34,147	(10,829)
Switzerland
Current Income Tax Expense (Benefit)	7,512	921	3,911
Deferred Income Tax Expense (Benefit)	(999)	(2,822)	3,073
Romania
Current Income Tax Expense (Benefit)	1,153	80	57
Deferred Income Tax Expense (Benefit)	(592)	(794)	(2,680)
Lithuania
Current Income Tax Expense (Benefit)			(1)
Deferred Income Tax Expense (Benefit)	234	48	230
Kazakhstan
Current Income Tax Expense (Benefit)	5,783	531
Deferred Income Tax Expense (Benefit)	(10,546)	55,964	(3,251)
USA
Current Income Tax Expense (Benefit)	31
Deferred Income Tax Expense (Benefit)	2,052	(8,007)	(20,200)
Other tax jurisdiction
Current Income Tax Expense (Benefit)	15,355	4,215	4,651
Deferred Income Tax Expense (Benefit)	$ (50)	$ (3,141)	$ 1,992

Income Taxes: Reconciliation between Income Tax computed by Russian statutory rates to financial statements (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Theoretical income tax expense computed on income before taxes at Russian statutory rate (20%)	$ 232,665	$ 193,726	$ 19,045
Remeasurement of contingent liability, non-taxable			(95,771)
Non-deductible expenses and non-taxable income, net	7,958	11,720	7,244
Social expenditures	9,355	1,102	3,975
Change in valuation allowance	73,730	55,179	106,019
Change in unrecognized tax benefits under ASC 740	(301)	(12,964)	(7,345)
Different tax rates in foreign jurisdictions	8,401	(34,828)	(9,657)
Fines and penalties related to taxes	2,743	(20)	(1,296)
Change in tax rate and tax legislation	(4,135)	59,635	(3,010)
Effect from intragroup transactions	28,002
Other permanent tax reconciliation differences	1,462	3,106	(311)
Income tax expense, as reported	$ 359,880	$ 276,656	$ 18,893

Income Taxes: Schedule of details of income tax reported in the consolidated financial statements (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Inventory	$ 13,189	$ 10,207
Net operating loss carry-forwards	23,185	58,730
Deferred Tax Assets, Bad debt allowance	3,058	4,384
Deferred Tax Asset, Timing difference in cost recognition	5,862	648
Deferred Tax Assets, Accrued liabilities	6,925	6,932
Deferred Tax Assets, Vacation provision	2,811	1,579
Deferred Tax Assets, Miscellaneous Other	1,099	4,622
Total deferred tax asset, current	56,129	87,102
Valuation allowance for deferred tax assets, current	(12,536)	(3,883)
Total deferred tax asset net of valuation allowance, current	36,056	34,480
Deferred tax assets, Net operating loss carry-forwards, non-current	440,083	332,356
Deferred Tax Assets, Asset retirement obligation, non-current	7,790	7,485
Deferred Tax Assets, Property Plant and Equipment	23,726	11,269
Deferred Tax Assets, Pension Obligations, non-current	17,931	16,166
Deferred Tax Assets, Miscellaneous other, non-current	19,397	5,820
Total deferred tax assets, non-current	508,927	373,096
Valuation allowance for deferred tax assets, non-current	(334,993)	(306,592)
Total deferred tax asset net of valuation allowance, non-current	27,817	9,564
Total deferred tax asset, net	217,527	149,723
Timing difference in revenue recognition	9,362	4,529
Timing difference in cost recognition	12,306	7,124
Deferred Tax Liabilities, Inventories	39,187	24,936
Deferred Tax Liabilities, Bad Debt Allowance	6,418	8,413
Deferred Tax Liabilities, Miscellaneous Other, Current	6,469	2,142
Total deferred tax liabilities, current	41,822	28,276
Deferred Tax Liabilities, Property, plant and equipment	476,931	386,661
Deferred Tax Liabilities, Mineral Licenses	1,143,478	1,196,181
Deferred Tax Liabilities, Timing difference in cost recognition, non-current	11,969	18,038
Deferred Tax Liabilities, Other miscellaneous, non-current	3,370	4,489
Total deferred tax liability	$ 1,514,014	$ 1,518,558

Income Taxes: Schedule of reconciliation of the beginning and ending amount of unrecognized income tax benefits (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Unrecognized Income Tax Benefits	$ 3,549	$ 9,244
Unrecognized Income Tax Benefit, Increases as a result of tax positions taken during prior periods		7,213
Unrecognized Income Tax Benefit, Increases as a result of tax positions taken during prior periods		(7,213)
Unrecognized Income tax benefits, Increases as a result of tax positions taken during a prior period (DEMP acquisition)	143
Unrecognized Income Tax Benefits, Decreases relating to settlements with tax authorities	(2,029)	(503)
Unrecognized Income Tax Benefits, Translation difference	89	58
Unrecognized Income Tax Benefits	$ 1,752	$ 3,549

Taxes Other Than Income Tax: Schedule of Taxes other than Income Tax (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Property and land tax	$ 99,602	$ 91,235	$ 79,253
VAT Tax	1,444	2,887	8,600
Fines and Penalties related to taxes other than Income taxes	291	1,881	379
Other taxes and penalties	1,562	14,756	16,971
Total Taxes other than income tax	$ 102,899	$ 110,759	$ 105,203

Taxes Other Than Income Tax: Schedule of Futre Land Operating Lease Payments (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Future Land operating lease payments	$ 387,393
2012
Future Land operating lease payments	21,860
2013
Future Land operating lease payments	18,112
2014
Future Land operating lease payments	16,534
2015
Future Land operating lease payments	16,191
2016
Future Land operating lease payments	15,684
2017 and later
Future Land operating lease payments	$ 299,012

General, Administrative and Other Operating Expenses: Schedule of General, administrative and other operating expenses (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Personnel and social contributions	$ 363,906		$ 303,911		$ 221,976
Office expenses	55,311		47,197		40,272
Audit and consulting services	29,330		26,430		35,990
Depreciation, GAO expenses	23,257		24,262		22,789
Social expenses	48,487		24,190		22,743
Consumables	23,393		14,410		12,397
Mitigation of accidents consequences	17,786		3,685		1,293
Banking charges and services	17,271		13,891		10,843
Business trips	10,704		9,320		5,518
Rent	12,520		7,776		5,169
Contributions to Mechel Fund	8,915
Obligation for stream mitigation	8,364		51
Insurance	8,025		7,077		3,481
Expense for Disposals of property, plant and equipment	(7,428)		783		2,865
Other miscellaneous general, administrative and operating expenses	28,601		30,106		4,141
General and Administrative Expense	$ 648,442	[1]	$ 513,089	[1]	$ 389,477	[1]

[1]	See Note 21

Other Income (expenses), Net: Schedule of Other Income (Expenses) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
(Loss) gain resulting from remeasurement of contingent liability	$ (1,760)	[1]	$ (1,630)	[1]	$ 494,238	[1]
(Loss) gain on sale of investments	(6)	[2]	(2,589)	[2]	155	[2]
Gain on forgiveness of fines and penalties	(47)	[2]		[2]	(1,241)	[2]
Gain on accounts payable with expired legal term	(5,390)	[2]	(5,523)	[2]	(2,571)	[2]
Gain from bargain purchase			7,515
Gain (Loss) on remeasurement of equity interest			(2,044)
Gain (Loss) on currency operations	(6,078)		(6,408)		(3,653)
Other taxes Benefit (Expense)	(6,081)		(5,743)
Other miscellaneous income (expenses), net	1,628		(3,611)		5,705
Total other (expenses) income, net	$ (6,860)		$ (8,987)		$ 500,257

[1]	Refer to Note 3(e).
[2]	See Note 22

Segment Information: Schedule of Segment Reporting Information, by Segment (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Revenues from external customers	$ 12,546,285		$ 9,746,036		$ 5,754,146
Intersegment revenues	2,068,494		1,635,536		963,738
Gross margin	4,325,034		3,596,726		1,793,453
Gross margin, percentage	34.50%	[1]	36.90%	[1]	31.20%	[1]
	561,111		474,580		406,675
Loss on write-off of property, plant and equipment	11,006		10,776		20,940
Operating income (loss)	1,831,663		1,532,207		245,644
Income/(loss) from equity investees	304		1,184		1,200
Interest income	16,786		17,167		21,445
Intersegment interest income	137,874		156,333		139,329
Interest Expense	(561,490)	[2]	(558,397)	[2]	(498,986)	[2]
Intersegment interest expense	137,874		156,333		139,329
Segment Assets	19,306,237	[3]	15,778,164	[3]	13,183,311	[3]
Invesments in equity investees	8,150	[4]	8,764	[4]	82,950	[4]
Goodwill	1,151,187	[3],[5]	969,560	[3],[5]	894,374	[3]
Capital expenditures	1,829,545		990,100		612,744
Income tax (expense)/ benefit	(359,880)	[6]	(276,656)	[6]	(18,893)	[6]
Mining
Revenues from external customers	4,139,948		3,050,950		1,713,245
Intersegment revenues	1,052,080		805,215		398,745
Gross margin	2,887,136		2,116,815		840,935
Gross margin, percentage	55.60%	[1]	54.90%	[1]	39.80%	[1]
	328,521		281,392		231,585
Loss on write-off of property, plant and equipment	8,225		2,993		3,496
Operating income (loss)	1,691,385		1,185,892		205,169
Income/(loss) from equity investees	304		(10)		1,518
Interest income	8,864		11,275		10,600
Intersegment interest income	130,096		122,001		96,213
Interest Expense	310,121	[2]	333,633	[2]	255,698	[2]
Intersegment interest expense	197		51		10,167
Segment Assets	10,134,843	[3]	8,159,792	[3]	7,356,647	[3]
Invesments in equity investees	8,150	[4]	8,764	[4]	11,586	[4]
Goodwill	451,627	[3]	475,270	[3]	478,931	[3]
Capital expenditures	1,209,737		621,928		374,737
Income tax (expense)/ benefit	(302,919)		(185,807)		(2,687)
Steel
Revenues from external customers	7,154,417		5,586,224		3,143,282
Intersegment revenues	310,416		247,453		159,020
Gross margin	1,127,129		1,106,434		638,010
Gross margin, percentage	15.10%	[1]	19.00%	[1]	19.30%	[1]
	125,987		110,910		110,292
Loss on write-off of property, plant and equipment	1,965		3,039		1,669
Operating income (loss)	191,748		297,557		(18,497)
Income/(loss) from equity investees			8
Interest income	7,668		5,570		9,980
Intersegment interest income	5,709		29,166		33,884
Interest Expense	221,494	[2]	201,085	[2]	192,143	[2]
Intersegment interest expense	97,462		27,057		28,890
Segment Assets	6,388,274	[3]	4,863,128	[3]	3,165,877	[3]
Goodwill	337,942	[3]	116,157	[3]	120,620	[3]
Capital expenditures	538,995		315,246		200,867
Income tax (expense)/ benefit	(48,613)		(20,953)		(8,412)
Ferroalloy
Revenues from external customers	475,254		455,199		363,652
Intersegment revenues	199,191		173,853		67,157
Gross margin	32,749		95,124		38,381
Gross margin, percentage	4.90%	[1]	15.10%	[1]	8.90%	[1]
	89,986		67,303		48,727
Loss on write-off of property, plant and equipment	816		4,744		15,775
Operating income (loss)	(44,912)		22,958		(27,586)
Interest income	48		184		809
Intersegment interest income	2,069		5,166		9,232
Interest Expense	20,545	[2]	22,112	[2]	50,495	[2]
Intersegment interest expense	31,023		111,129		73,094
Segment Assets	2,226,698	[3]	2,186,668	[3]	2,196,254	[3]
Goodwill	97,621	[3]	103,127	[3]	103,917	[3]
Capital expenditures	62,143		41,712		32,774
Income tax (expense)/ benefit	(1,747)		(64,616)		(2,236)
Energy
Revenues from external customers	776,666		653,663		533,967
Intersegment revenues	506,807		409,015		338,816
Gross margin	308,337		299,277		230,271
Gross margin, percentage	24.00%	[1]	28.20%	[1]	26.40%	[1]
	16,617		14,975		16,071
Operating income (loss)	23,759		46,724		40,702
Income/(loss) from equity investees			1,186		(318)
Interest income	206		138		56
Interest Expense	9,330	[2]	1,567	[2]	650	[2]
Intersegment interest expense	9,192		18,096		27,178
Segment Assets	556,422	[3]	568,576	[3]	464,533	[3]
Invesments in equity investees					71,364	[4]
Goodwill	263,997	[3]	275,006	[3]	190,906	[3]
Capital expenditures	18,670		11,214		4,366
Income tax (expense)/ benefit	(6,601)		(5,280)		(5,558)
Intersegment Elimination
Gross margin	(30,317)	[7]	(20,924)	[7]	45,856	[7]
Operating income (loss)	$ (30,317)	[7]	$ (20,924)	[7]	$ 45,856	[7]

[1]	Gross margin percentage is calculated as a function of total revenues for the segment, including both from external customers and intersegment.
[2]	Interest expense incurred by the production subsidiaries is included in the corresponding segment. Directly attributed interest expense incurred by the servicing subsidiaries (trading houses and corporate) is included in the appropriate segment based on the nature and purpose of the debt, while the interest expense related to general financing of the Group is allocated to segments proportionate to respective segment revenues.
[3]	Net of effects of intersegment eliminations
[4]	Included in total segment assets.
[5]	See Note 3(f)
[6]	See Note 19
[7]	Eliminations represent adjustments for the elimination of intersegment unrealized profit (loss).

Segment Information: Schedule of Revenues segregated between domestic and export sales (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Sales Revenue, Net	$ 12,546,285	[1],[2]	$ 9,746,036	[1],[3]	$ 5,754,146	[1],[4]
Domestic - Russia
Sales Revenue, Net	5,699,912		4,787,251		2,714,246
Domestic - Other
Sales Revenue, Net	1,472,374		770,610		478,553
Domestic - Total
Sales Revenue, Net	7,172,286		5,557,861		3,192,799
Export
Sales Revenue, Net	$ 5,373,999		$ 4,188,175		$ 2,561,347

[1]	See Note 23
[2]	Including related party amount of 904,876
[3]	Including related party amount of 686,172
[4]	Including related party amount of 107,104

Segment Information: Schedule of allocation of total revenue by country (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Sales Revenue, Net	$ 12,546,285	[1],[2]	$ 9,746,036	[1],[3]	$ 5,754,146	[1],[4]
Russia
Sales Revenue, Net	5,727,424		4,803,407		2,739,417
Europe
Sales Revenue, Net	2,681,291		1,838,933		1,139,608
Asia
Sales Revenue, Net	1,557,307		1,271,586		869,156
CIS
Sales Revenue, Net	1,030,807		646,371		277,781
Middle East
Sales Revenue, Net	916,088		908,694		585,446
USA
Sales Revenue, Net	238,812		97,371		48,076
Other regions
Sales Revenue, Net	$ 394,556		$ 179,674		$ 94,662

[1]	See Note 23
[2]	Including related party amount of 904,876
[3]	Including related party amount of 686,172
[4]	Including related party amount of 107,104